Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Adient plc *	45,750	1,000,095
American Axle & Manufacturing Holdings, Inc. *	55,866	550,839
Aptiv plc	130,888	12,287,765
Autoliv, Inc.	40,158	3,281,712
BorgWarner, Inc.	105,938	4,454,693
Cooper Tire & Rubber Co.	26,238	756,179
Cooper-Standard Holding, Inc. *	8,903	253,112
Dana, Inc.	73,244	1,241,486
Delphi Technologies plc *	44,264	551,529
Dorman Products, Inc. *	14,736	1,095,180
Ford Motor Co.	2,001,768	18,136,018
Fox Factory Holding Corp. *	19,357	1,276,207
Garrett Motion, Inc. *	37,770	436,999
General Motors Co.	642,666	23,135,976
Gentex Corp.	128,602	3,652,297
Gentherm, Inc. *	15,880	664,578
Harley-Davidson, Inc.	79,084	2,877,076
LCI Industries	13,071	1,391,539
Lear Corp.	28,408	3,417,766
Modine Manufacturing Co. *	22,904	169,948
Motorcar Parts of America, Inc. *	8,248	160,918
Standard Motor Products, Inc.	10,594	533,620
Stoneridge, Inc. *	13,143	396,130
Tenneco, Inc., Class A	31,587	391,363
Tesla, Inc. *	72,155	23,806,821
The Goodyear Tire & Rubber Co.	119,245	1,906,728
Thor Industries, Inc.	28,211	1,799,015
Veoneer, Inc. *	51,507	833,898
Visteon Corp. *	14,476	1,353,940
Winnebago Industries, Inc.	17,110	813,238
		112,626,665

Banks 5.9%
1st Source Corp.	7,168	368,507
Allegiance Bancshares, Inc. *	9,846	353,275
Ameris Bancorp	33,378	1,456,950
Arrow Financial Corp.	8,234	295,271
Associated Banc-Corp.	83,867	1,798,109
Atlantic Union Bankshares Corp.	41,983	1,586,957
Axos Financial, Inc. *	26,514	780,837
Banc of California, Inc.	22,182	340,716
BancFirst Corp.	9,630	569,037
BancorpSouth Bank	46,297	1,439,837
Bank of America Corp.	4,285,156	142,781,398
Bank of Hawaii Corp.	20,766	1,871,224
Bank of Marin Bancorp	5,969	269,381
Bank OZK	61,784	1,833,749
BankUnited, Inc.	48,351	1,695,186
Banner Corp.	17,628	963,018
BB&T Corp.	394,340	21,578,285
Berkshire Hills Bancorp, Inc.	21,330	672,962
Security	Number of Shares	Value ($)
BOK Financial Corp.	16,353	1,362,859
Boston Private Financial Holdings, Inc.	45,850	538,279
Bridge Bancorp, Inc.	9,109	297,682
Bridgewater Bancshares, Inc. *	12,349	157,820
Brookline Bancorp, Inc.	38,060	610,863
Bryn Mawr Bank Corp.	9,913	389,284
Byline Bancorp, Inc. *	11,701	215,181
Cadence BanCorp	67,107	1,107,937
Camden National Corp.	7,353	319,414
Capitol Federal Financial, Inc.	73,287	1,039,210
Carolina Financial Corp.	10,731	453,814
Carter Bank & Trust *	11,003	232,383
Cathay General Bancorp	39,363	1,449,346
CBTX, Inc.	9,565	282,359
CenterState Bank Corp.	65,842	1,674,362
Central Pacific Financial Corp.	14,868	432,064
CIT Group, Inc.	48,250	2,196,340
Citigroup, Inc.	1,156,349	86,864,937
Citizens Financial Group, Inc.	228,528	8,789,187
City Holding Co.	8,550	679,554
Columbia Banking System, Inc.	36,404	1,422,668
Columbia Financial, Inc. *	25,031	417,016
Comerica, Inc.	76,284	5,371,156
Commerce Bancshares, Inc.	49,942	3,347,612
Community Bank System, Inc.	25,882	1,756,094
Community Trust Bancorp, Inc.	8,676	389,899
ConnectOne Bancorp, Inc.	16,437	414,048
CrossFirst Bankshares, Inc. *	5,241	69,496
Cullen/Frost Bankers, Inc.	29,147	2,726,993
Customers Bancorp, Inc. *	14,617	341,745
CVB Financial Corp.	67,724	1,446,585
Dime Community Bancshares, Inc.	15,493	312,339
Eagle Bancorp, Inc.	17,984	798,849
East West Bancorp, Inc.	74,003	3,390,817
Enterprise Financial Services Corp.	13,626	615,895
Equity Bancshares, Inc., Class A *	7,919	233,215
Essent Group Ltd.	50,034	2,734,358
F.N.B. Corp.	164,289	2,040,469
FB Financial Corp.	9,056	348,656
Federal Agricultural Mortgage Corp., Class A	993	72,688
Federal Agricultural Mortgage Corp., Class C	4,347	361,018
Fifth Third Bancorp	372,381	11,242,182
Financial Institutions, Inc.	8,314	270,870
First BanCorp	110,630	1,161,615
First Bancorp (North Carolina)	15,211	594,750
First Bancshares, Inc.	8,493	285,025
First Busey Corp.	25,315	673,379
First Citizens BancShares, Inc., Class A	4,431	2,303,234
First Commonwealth Financial Corp.	50,470	717,179
First Community Bankshares, Inc.	6,253	190,654
First Defiance Financial Corp.	10,416	314,042
First Financial Bancorp	51,497	1,252,407
First Financial Bankshares, Inc.	69,640	2,407,455
First Financial Corp.	6,960	307,771
First Foundation, Inc.	18,749	307,296

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Hawaiian, Inc.	67,973	1,939,949
First Horizon National Corp.	158,653	2,551,140
First Interstate BancSystem, Inc., Class A	18,773	790,343
First Merchants Corp.	28,700	1,162,063
First Mid Bancshares, Inc.	6,529	228,384
First Midwest Bancorp, Inc.	57,694	1,243,883
First Republic Bank	85,238	9,367,656
Flagstar Bancorp, Inc.	16,505	614,976
Flushing Financial Corp.	16,072	340,726
Fulton Financial Corp.	87,082	1,494,327
German American Bancorp, Inc.	11,780	396,986
Glacier Bancorp, Inc.	43,092	1,889,584
Great Southern Bancorp, Inc.	5,046	307,957
Great Western Bancorp, Inc.	29,151	1,001,920
Hancock Whitney Corp.	46,351	1,882,314
Hanmi Financial Corp.	14,683	288,227
Harborone Bancorp, Inc. *	32,649	346,406
Heartland Financial USA, Inc.	16,895	797,782
Heritage Commerce Corp.	22,479	280,988
Heritage Financial Corp.	20,045	552,841
Hilltop Holdings, Inc.	37,334	919,536
Home BancShares, Inc.	78,742	1,481,924
HomeStreet, Inc. *	11,406	364,080
HomeTrust Bancshares, Inc.	7,188	187,822
Hope Bancorp, Inc.	64,935	942,207
Horizon Bancorp, Inc.	20,361	383,194
Huntington Bancshares, Inc.	529,935	7,890,732
IBERIABANK Corp.	26,896	1,963,139
Independent Bank Corp.	17,518	1,475,016
Independent Bank Group, Inc.	18,251	1,051,805
International Bancshares Corp.	29,749	1,261,953
Investors Bancorp, Inc.	113,316	1,366,591
JPMorgan Chase & Co.	1,634,937	215,419,299
Kearny Financial Corp.	39,650	559,065
KeyCorp	511,413	9,916,298
Lakeland Bancorp, Inc.	24,877	414,948
Lakeland Financial Corp.	12,430	585,702
LendingTree, Inc. *	3,950	1,424,094
Live Oak Bancshares, Inc.	11,397	207,995
Luther Burbank Corp.	7,170	82,885
M&T Bank Corp.	68,154	11,227,690
Mercantile Bank Corp.	8,806	310,412
Merchants Bancorp	8,543	153,603
Meridian Bancorp, Inc.	27,939	562,412
Meta Financial Group, Inc.	17,781	632,470
MGIC Investment Corp.	178,306	2,569,389
Midland States Bancorp, Inc.	10,512	295,177
Mr Cooper Group, Inc. *	37,056	498,033
National Bank Holdings Corp., Class A	15,801	566,308
NBT Bancorp, Inc.	22,425	897,000
New York Community Bancorp, Inc.	238,799	2,846,484
Nicolet Bankshares, Inc. *	3,934	285,058
NMI Holdings, Inc., Class A *	35,074	1,177,434
Northfield Bancorp, Inc.	21,162	357,638
Northwest Bancshares, Inc.	50,097	833,614
OceanFirst Financial Corp.	26,478	634,942
Ocwen Financial Corp. *	55,509	86,594
OFG Bancorp	26,287	563,856
Old National Bancorp	87,733	1,586,213
Opus Bank	9,933	255,377
Origin Bancorp, Inc.	10,230	364,904
Oritani Financial Corp.	18,718	348,155
Pacific Premier Bancorp, Inc.	30,849	988,402
PacWest Bancorp	59,914	2,231,197
Park National Corp.	7,013	703,614
Peapack Gladstone Financial Corp.	8,422	251,818
PennyMac Financial Services, Inc.	21,182	726,754
People's United Financial, Inc.	223,686	3,690,819
People's Utah Bancorp	9,032	265,089
Security	Number of Shares	Value ($)
Peoples Bancorp, Inc.	9,934	324,941
Peoples Financial Services Corp.	2,611	128,252
Pinnacle Financial Partners, Inc.	37,205	2,285,131
Popular, Inc.	49,138	2,717,823
Preferred Bank	7,217	398,018
Prosperity Bancshares, Inc.	48,920	3,436,630
Provident Financial Services, Inc.	31,408	763,843
QCR Holdings, Inc.	8,246	344,683
Radian Group, Inc.	102,220	2,641,365
Regions Financial Corp.	510,050	8,487,232
Renasant Corp.	29,655	1,049,787
Republic Bancorp, Inc., Class A	5,429	250,820
S&T Bancorp, Inc.	17,641	665,419
Sandy Spring Bancorp, Inc.	18,314	647,583
Seacoast Banking Corp. of Florida *	26,293	782,217
ServisFirst Bancshares, Inc.	24,347	885,257
Signature Bank	27,618	3,406,957
Simmons First National Corp., Class A	58,228	1,508,688
South State Corp.	17,188	1,431,417
Southside Bancshares, Inc.	16,311	572,679
Sterling Bancorp	104,286	2,129,520
Sterling Bancorp, Inc.	10,142	98,276
Stock Yards Bancorp, Inc.	11,381	471,060
SunTrust Banks, Inc.	225,576	15,979,804
SVB Financial Group *	26,351	6,106,317
Synovus Financial Corp.	78,931	3,006,482
TCF Financial Corp.	78,440	3,332,916
Texas Capital Bancshares, Inc. *	25,854	1,494,361
TFS Financial Corp.	26,503	537,746
The Bancorp, Inc. *	25,037	277,660
The First of Long Island Corp.	13,180	319,351
The PNC Financial Services Group, Inc.	227,377	34,836,430
Tompkins Financial Corp.	6,151	533,599
Towne Bank	33,642	947,022
TriCo Bancshares	12,442	480,883
TriState Capital Holdings, Inc. *	11,258	272,781
Triumph Bancorp, Inc. *	12,687	454,956
TrustCo Bank Corp.	51,526	452,398
Trustmark Corp.	32,173	1,105,464
U.S. Bancorp	733,922	44,057,338
UMB Financial Corp.	22,295	1,499,785
Umpqua Holdings Corp.	113,134	1,852,004
United Bankshares, Inc.	52,001	1,969,278
United Community Banks, Inc.	40,740	1,262,940
Univest Financial Corp.	15,235	397,786
Valley National Bancorp	171,421	1,985,055
Veritex Holdings, Inc.	24,957	649,132
Walker & Dunlop, Inc.	14,230	934,057
Washington Federal, Inc.	41,381	1,523,235
Washington Trust Bancorp, Inc.	7,680	400,819
Waterstone Financial, Inc.	14,513	273,860
Webster Financial Corp.	47,282	2,302,161
Wells Fargo & Co.	2,049,563	111,619,201
WesBanco, Inc.	33,672	1,228,355
Westamerica Bancorp	13,787	896,155
Western Alliance Bancorp	47,807	2,493,613
Wintrust Financial Corp.	28,805	1,956,148
WSFS Financial Corp.	27,804	1,239,780
Zions Bancorp NA	90,488	4,504,493
		940,285,205

Capital Goods 7.0%
3M Co.	294,385	49,977,741
A.O. Smith Corp.	71,111	3,441,772
AAON, Inc.	20,263	1,000,384
AAR Corp.	17,100	764,199
Actuant Corp., Class A	27,953	686,526
Acuity Brands, Inc.	19,694	2,575,581

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Advanced Drainage Systems, Inc.	26,365	1,006,088
AECOM *	80,910	3,505,830
Aegion Corp. *	14,955	323,925
Aerojet Rocketdyne Holdings, Inc. *	36,780	1,625,676
AeroVironment, Inc. *	10,618	651,308
AGCO Corp.	31,886	2,491,253
Air Lease Corp.	52,511	2,438,086
Aircastle Ltd.	27,223	870,864
Alamo Group, Inc.	4,692	538,642
Albany International Corp., Class A	16,026	1,341,056
Allegion plc	47,482	5,699,264
Allison Transmission Holdings, Inc.	61,213	2,962,709
Altra Industrial Motion Corp.	34,260	1,126,126
Ameresco, Inc., Class A *	11,005	179,932
American Woodmark Corp. *	7,785	801,076
AMETEK, Inc.	116,314	11,516,249
Apogee Enterprises, Inc.	13,236	506,145
Applied Industrial Technologies, Inc.	19,167	1,223,813
Arconic, Inc.	198,036	6,131,195
Arcosa, Inc.	24,669	967,271
Argan, Inc.	6,886	252,303
Armstrong Flooring, Inc. *	4,481	17,969
Armstrong World Industries, Inc.	24,567	2,358,923
Astec Industries, Inc.	11,292	422,998
Astronics Corp. *	12,680	369,622
Atkore International Group, Inc. *	23,639	986,219
Axon Enterprise, Inc. *	30,798	2,272,892
AZZ, Inc.	12,853	489,314
Babcock & Wilcox Enterprises, Inc. *	14,448	49,990
Barnes Group, Inc.	25,044	1,482,354
Beacon Roofing Supply, Inc. *	34,794	1,031,642
BMC Stock Holdings, Inc. *	33,393	988,767
Briggs & Stratton Corp.	17,349	92,817
Builders FirstSource, Inc. *	57,168	1,452,639
BWX Technologies, Inc.	48,645	2,925,024
CAI International, Inc. *	9,301	224,154
Carlisle Cos., Inc.	28,760	4,485,985
Caterpillar, Inc.	288,535	41,759,671
Chart Industries, Inc. *	18,285	1,009,332
CIRCOR International, Inc. *	10,014	444,221
Colfax Corp. *	42,748	1,440,608
Columbus McKinnon Corp.	13,041	535,724
Comfort Systems USA, Inc.	18,183	929,151
Continental Building Products, Inc. *	18,727	688,966
Cornerstone Building Brands, Inc. *	38,143	263,187
Crane Co.	25,650	2,130,745
CSW Industrials, Inc.	7,844	579,123
Cubic Corp.	15,986	951,966
Cummins, Inc.	80,639	14,745,648
Curtiss-Wright Corp.	21,539	2,957,520
Deere & Co.	160,469	26,966,815
Donaldson Co., Inc.	64,753	3,631,348
Douglas Dynamics, Inc.	12,323	666,798
Dover Corp.	74,267	8,279,285
DXP Enterprises, Inc. *	7,503	289,091
Dycom Industries, Inc. *	16,525	860,126
Eaton Corp. plc	214,012	19,796,110
EMCOR Group, Inc.	28,747	2,556,471
Emerson Electric Co.	313,831	23,179,558
Encore Wire Corp.	10,309	601,427
Energy Recovery, Inc. *	16,124	140,440
EnerSys	21,414	1,502,620
EnPro Industries, Inc.	10,558	700,946
ESCO Technologies, Inc.	13,348	1,175,558
Evoqua Water Technologies Corp. *	36,793	696,859
Fastenal Co.	291,534	10,355,288
Federal Signal Corp.	29,971	987,245
Flowserve Corp.	67,229	3,274,052
Fluor Corp.	71,565	1,248,094
Security	Number of Shares	Value ($)
Fortive Corp.	150,325	10,848,955
Fortune Brands Home & Security, Inc.	71,629	4,531,251
Foundation Building Materials, Inc. *	8,058	164,706
Franklin Electric Co., Inc.	19,689	1,092,149
Gardner Denver Holdings, Inc. *	67,064	2,271,458
Gates Industrial Corp. plc *	24,138	287,001
GATX Corp.	18,495	1,494,951
Generac Holdings, Inc. *	31,824	3,134,664
General Dynamics Corp.	119,965	21,802,439
General Electric Co.	4,453,631	50,192,421
Gibraltar Industries, Inc. *	16,214	846,695
GMS, Inc. *	21,360	661,306
Graco, Inc.	85,585	4,134,611
GrafTech International Ltd.	31,660	446,089
Graham Corp.	5,416	115,036
Granite Construction, Inc.	23,672	609,791
Great Lakes Dredge & Dock Corp. *	32,568	347,826
Griffon Corp.	22,596	479,487
H&E Equipment Services, Inc.	14,838	489,654
Harsco Corp. *	41,975	933,944
HD Supply Holdings, Inc. *	87,170	3,471,109
HEICO Corp.	21,045	2,733,535
HEICO Corp., Class A	36,391	3,655,112
Helios Technologies, Inc.	15,115	676,850
Herc Holdings, Inc. *	11,798	551,674
Hexcel Corp.	43,206	3,440,494
Hillenbrand, Inc.	38,699	1,223,662
Honeywell International, Inc.	368,517	65,798,710
Hubbell, Inc.	27,775	4,083,480
Huntington Ingalls Industries, Inc.	20,964	5,276,010
Hyster-Yale Materials Handling, Inc.	4,933	292,182
IDEX Corp.	38,677	6,294,295
Illinois Tool Works, Inc.	150,335	26,207,901
Ingersoll-Rand plc	123,449	16,185,398
Insteel Industries, Inc.	9,132	213,050
ITT, Inc.	44,667	3,116,863
Jacobs Engineering Group, Inc.	69,139	6,367,010
JELD-WEN Holding, Inc. *	33,621	764,878
John Bean Technologies Corp.	16,164	1,770,766
Johnson Controls International plc	405,644	17,373,732
Kadant, Inc.	5,979	582,355
Kaman Corp.	14,568	926,525
Kennametal, Inc.	42,179	1,469,095
Kratos Defense & Security Solutions, Inc. *	47,280	853,877
L.B. Foster Co., Class A *	5,772	109,322
L3Harris Technologies, Inc.	113,931	22,910,385
Lennox International, Inc.	18,048	4,617,581
Lincoln Electric Holdings, Inc.	31,489	2,905,175
Lindsay Corp.	5,879	530,403
Lockheed Martin Corp.	127,206	49,741,362
Lydall, Inc. *	7,826	145,720
Masco Corp.	146,852	6,835,961
Masonite International Corp. *	12,232	878,258
MasTec, Inc. *	30,781	2,042,012
Mercury Systems, Inc. *	29,804	2,183,143
Meritor, Inc. *	43,404	1,095,951
Moog, Inc., Class A	16,551	1,421,234
MRC Global, Inc. *	43,260	577,088
MSC Industrial Direct Co., Inc., Class A	22,850	1,677,418
Mueller Industries, Inc.	28,836	905,162
Mueller Water Products, Inc., Class A	78,988	890,985
MYR Group, Inc. *	7,779	267,286
National Presto Industries, Inc.	2,248	200,027
Navistar International Corp. *	33,427	1,091,392
NN, Inc.	23,959	208,683
Nordson Corp.	26,294	4,360,334
Northrop Grumman Corp.	80,228	28,221,804
NOW, Inc. *	56,902	637,871

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NV5 Global, Inc. *	5,721	275,123
nVent Electric plc	80,336	1,985,103
Omega Flex, Inc.	1,630	156,170
Oshkosh Corp.	35,975	3,254,298
Owens Corning	55,026	3,690,044
PACCAR, Inc.	176,743	14,381,578
Park Aerospace Corp.	7,925	129,257
Park-Ohio Holdings Corp.	4,952	156,632
Parker-Hannifin Corp.	65,644	13,049,371
Parsons Corp. *	9,590	383,888
Patrick Industries, Inc. *	11,995	593,992
Pentair plc	85,759	3,803,412
PGT Innovations, Inc. *	30,947	445,018
Plug Power, Inc. *(a)	132,890	518,271
Powell Industries, Inc.	3,838	159,622
Preformed Line Products Co.	1,622	116,622
Primoris Services Corp.	21,773	479,441
Proto Labs, Inc. *	13,846	1,341,539
Quanex Building Products Corp.	17,144	333,622
Quanta Services, Inc.	72,980	3,038,887
Raven Industries, Inc.	18,288	628,559
Raytheon Co.	142,564	30,996,265
RBC Bearings, Inc. *	12,825	2,127,411
Regal Beloit Corp.	21,909	1,790,623
Resideo Technologies, Inc. *	62,215	608,463
REV Group, Inc.	10,763	139,919
Rexnord Corp. *	62,304	1,968,183
Rockwell Automation, Inc.	59,750	11,701,440
Roper Technologies, Inc.	52,956	19,083,754
Rush Enterprises, Inc., Class A	13,896	636,715
Rush Enterprises, Inc., Class B	3,444	157,115
Sensata Technologies Holding plc *	82,424	4,244,012
Simpson Manufacturing Co., Inc.	20,810	1,689,772
SiteOne Landscape Supply, Inc. *	20,752	1,841,947
Snap-on, Inc.	28,192	4,523,688
Spirit AeroSystems Holdings, Inc., Class A	52,702	4,584,547
SPX Corp. *	22,129	1,057,324
SPX FLOW, Inc. *	22,060	1,045,644
Standex International Corp.	6,361	490,942
Stanley Black & Decker, Inc.	77,294	12,192,356
Sunrun, Inc. *	37,481	520,236
Systemax, Inc.	8,873	205,499
Teledyne Technologies, Inc. *	18,573	6,351,780
Tennant Co.	9,591	714,146
Terex Corp.	34,642	972,401
Textron, Inc.	117,651	5,440,182
The Boeing Co.	273,191	100,037,080
The Gorman-Rupp Co.	8,503	314,696
The Greenbrier Cos., Inc.	16,085	452,632
The Manitowoc Co., Inc. *	17,970	287,520
The Middleby Corp. *	28,433	3,291,404
The Timken Co.	35,349	1,859,004
The Toro Co.	53,570	4,188,103
Thermon Group Holdings, Inc. *	16,266	426,820
Titan International, Inc.	35,190	103,107
Titan Machinery, Inc. *	10,158	136,828
TPI Composites, Inc. *	16,198	292,374
TransDigm Group, Inc.	25,294	14,344,227
Trex Co., Inc. *	29,928	2,575,604
TriMas Corp. *	22,451	695,532
Trinity Industries, Inc.	52,242	1,099,172
Triton International Ltd.	27,899	1,056,814
Triumph Group, Inc.	26,492	734,093
Tutor Perini Corp. *	21,519	342,798
United Rentals, Inc. *	39,495	6,044,710
United Technologies Corp.	414,148	61,434,714
Univar Solutions, Inc. *	69,449	1,626,496
Universal Forest Products, Inc.	31,132	1,544,147
Security	Number of Shares	Value ($)
Valmont Industries, Inc.	11,240	1,608,894
Veritiv Corp. *	4,884	89,573
Vicor Corp. *	9,726	399,447
Vivint Solar, Inc. *(a)	25,967	190,857
W.W. Grainger, Inc.	22,616	7,168,141
Wabash National Corp.	30,196	475,587
WABCO Holdings, Inc. *	26,788	3,609,683
Watsco, Inc.	16,738	2,978,862
Watts Water Technologies, Inc., Class A	14,039	1,361,221
Welbilt, Inc. *	65,627	1,095,315
Wesco Aircraft Holdings, Inc. *	34,891	382,405
WESCO International, Inc. *	21,476	1,130,067
Westinghouse Air Brake Technologies Corp.	92,934	7,301,824
WillScot Corp. *	27,580	489,821
Woodward, Inc.	28,526	3,331,552
Xylem, Inc.	91,981	7,129,447
		1,117,903,254

Commercial & Professional Services 1.1%
ABM Industries, Inc.	34,138	1,296,903
Acacia Research Corp. *	23,022	68,375
ACCO Brands Corp.	52,508	480,448
ADT, Inc. (a)	53,085	490,505
Advanced Disposal Services, Inc. *	38,545	1,270,058
ASGN, Inc. *	27,264	1,826,961
Barrett Business Services, Inc.	3,846	339,833
Brady Corp., Class A	25,422	1,449,054
BrightView Holdings, Inc. *	15,514	248,845
Casella Waste Systems, Inc., Class A *	23,245	1,085,774
CBIZ, Inc. *	28,837	774,562
Cintas Corp.	42,167	10,839,449
Clean Harbors, Inc. *	25,754	2,128,568
Copart, Inc. *	102,994	9,166,466
CoStar Group, Inc. *	18,663	11,437,806
Covanta Holding Corp.	60,706	892,985
Deluxe Corp.	22,229	1,135,457
Ennis, Inc.	13,755	283,903
Equifax, Inc.	61,805	8,630,450
Exponent, Inc.	26,325	1,672,954
Forrester Research, Inc.	4,784	191,025
Franklin Covey Co. *	5,259	194,110
FTI Consulting, Inc. *	19,206	2,093,262
GP Strategies Corp. *	9,074	115,240
Healthcare Services Group, Inc.	37,312	938,397
Heidrick & Struggles International, Inc.	9,209	285,663
Heritage-Crystal Clean, Inc. *	5,464	169,002
Herman Miller, Inc.	30,076	1,437,031
HNI Corp.	21,843	858,211
Huron Consulting Group, Inc. *	11,578	776,305
IAA, Inc. *	68,148	3,089,149
ICF International, Inc.	9,766	876,303
IHS Markit Ltd. *	204,677	14,869,784
InnerWorkings, Inc. *	21,965	103,455
Insperity, Inc.	19,801	1,539,924
Interface, Inc.	27,980	469,784
KAR Auction Services, Inc.	66,735	1,409,443
Kelly Services, Inc., Class A	15,928	348,982
Kforce, Inc.	10,951	432,783
Kimball International, Inc., Class B	19,202	410,539
Knoll, Inc.	25,850	712,426
Korn Ferry	29,284	1,150,275
ManpowerGroup, Inc.	30,217	2,799,303
Matthews International Corp., Class A	17,100	655,785
McGrath RentCorp	12,447	912,863
Mistras Group, Inc. *	9,769	129,342
Mobile Mini, Inc.	23,032	874,295
MSA Safety, Inc.	18,070	2,239,415

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nielsen Holdings plc	182,317	3,564,297
PICO Holdings, Inc. *	13,019	142,949
Pitney Bowes, Inc.	92,521	435,774
Quad/Graphics, Inc.	14,652	65,787
R.R. Donnelley & Sons Co.	35,972	142,809
Republic Services, Inc.	107,840	9,560,016
Resources Connection, Inc.	13,486	208,359
Robert Half International, Inc.	61,480	3,578,136
Rollins, Inc.	71,779	2,573,277
SP Plus Corp. *	10,955	480,377
Steelcase, Inc., Class A	47,355	858,073
Stericycle, Inc. *	46,585	2,926,470
Team, Inc. *	14,249	230,406
Tetra Tech, Inc.	27,675	2,443,426
The Brink's Co.	25,650	2,385,450
TransUnion	95,651	8,255,638
TriNet Group, Inc. *	22,918	1,254,760
TrueBlue, Inc. *	20,035	467,016
UniFirst Corp.	7,989	1,647,731
Upwork, Inc. *	30,128	350,991
US Ecology, Inc.	12,216	671,758
Verisk Analytics, Inc.	84,074	12,399,233
Viad Corp.	10,450	657,305
VSE Corp.	4,699	191,672
Waste Management, Inc.	199,594	22,536,159
		173,629,321

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	17,366	522,196
American Outdoor Brands Corp. *	28,643	250,340
Beazer Homes USA, Inc. *	13,283	203,496
Brunswick Corp.	43,509	2,557,024
Callaway Golf Co.	46,656	969,512
Capri Holdings Ltd. *	77,267	2,869,696
Carter's, Inc.	23,059	2,382,225
Cavco Industries, Inc. *	4,419	883,844
Century Communities, Inc. *	12,590	358,815
Columbia Sportswear Co.	14,418	1,333,665
Crocs, Inc. *	35,499	1,238,915
D.R. Horton, Inc.	173,371	9,596,085
Deckers Outdoor Corp. *	14,542	2,445,674
Ethan Allen Interiors, Inc.	12,768	228,292
Fossil Group, Inc. *	25,549	191,362
G-III Apparel Group Ltd. *	22,264	659,014
Garmin Ltd.	73,785	7,208,057
GoPro, Inc., Class A *	64,113	259,016
Hanesbrands, Inc.	184,852	2,785,720
Hasbro, Inc.	64,223	6,531,479
Helen of Troy Ltd. *	12,893	2,081,188
Installed Building Products, Inc. *	10,782	773,069
iRobot Corp. *(a)	14,354	625,260
Johnson Outdoors, Inc., Class A	3,145	203,167
KB Home	44,660	1,544,343
Kontoor Brands, Inc. *	23,700	849,645
La-Z-Boy, Inc.	23,723	749,647
Legacy Housing Corp. *	2,600	41,652
Leggett & Platt, Inc.	66,614	3,485,244
Lennar Corp., B Shares	9,509	448,539
Lennar Corp., Class A	143,629	8,567,470
Levi Strauss & Co., Class A	21,832	366,341
LGI Homes, Inc. *	10,390	750,885
Lululemon Athletica, Inc. *	57,689	13,019,830
M.D.C Holdings, Inc.	25,792	1,020,589
M/I Homes, Inc. *	13,084	579,229
Malibu Boats, Inc., Class A *	11,091	438,538
Marine Products Corp.	4,263	64,499
Mattel, Inc. *	178,384	2,087,093
Meritage Homes Corp. *	18,239	1,213,623
Security	Number of Shares	Value ($)
Mohawk Industries, Inc. *	30,472	4,246,883
Movado Group, Inc.	8,923	174,445
Newell Brands, Inc.	194,931	3,746,574
NIKE, Inc., Class B	639,032	59,743,102
NVR, Inc. *	1,767	6,700,270
Oxford Industries, Inc.	8,552	636,440
Polaris, Inc.	29,101	2,843,168
PulteGroup, Inc.	131,753	5,224,006
PVH Corp.	37,842	3,669,160
Ralph Lauren Corp.	26,347	2,828,087
Skechers U.S.A., Inc., Class A *	69,068	2,777,915
Skyline Champion Corp. *	25,539	847,384
Sonos, Inc. *	32,148	445,250
Steven Madden Ltd.	40,843	1,734,602
Sturm Ruger & Co., Inc.	8,927	406,625
Tapestry, Inc.	145,212	3,904,751
Taylor Morrison Home Corp., Class A *	54,048	1,254,995
Tempur Sealy International, Inc. *	23,762	2,016,919
Toll Brothers, Inc.	66,054	2,653,389
TopBuild Corp. *	17,353	1,913,689
TRI Pointe Group, Inc. *	72,523	1,129,908
Tupperware Brands Corp.	24,964	210,946
Under Armour, Inc., Class A *	95,143	1,797,251
Under Armour, Inc., Class C *	101,712	1,759,618
Unifi, Inc. *	6,793	165,409
Universal Electronics, Inc. *	8,085	449,526
Vera Bradley, Inc. *	9,584	105,807
VF Corp.	167,573	14,836,913
Vista Outdoor, Inc. *	27,946	231,393
Whirlpool Corp.	32,298	4,621,844
William Lyon Homes, Class A *	18,098	377,886
Wolverine World Wide, Inc.	44,610	1,431,981
YETI Holdings, Inc. *	15,589	496,042
		217,766,456

Consumer Services 2.2%
Adtalem Global Education, Inc. *	28,387	957,494
American Public Education, Inc. *	9,194	227,643
Aramark	126,112	5,503,528
BBX Capital Corp.	37,379	171,196
Biglari Holdings, Inc., Class B *	1,000	112,800
BJ's Restaurants, Inc.	10,385	427,343
Bloomin' Brands, Inc.	42,631	1,025,276
Boyd Gaming Corp.	41,927	1,233,073
Bright Horizons Family Solutions, Inc. *	29,498	4,440,039
Brinker International, Inc.	19,281	863,789
Caesars Entertainment Corp. *	283,698	3,699,422
Career Education Corp. *	36,656	611,422
Carnival Corp.	203,674	9,181,624
Carriage Services, Inc.	9,259	222,679
Carrols Restaurant Group, Inc. *	21,353	169,116
Chegg, Inc. *	58,181	2,255,677
Chipotle Mexican Grill, Inc. *	13,022	10,598,866
Choice Hotels International, Inc.	16,153	1,570,879
Churchill Downs, Inc.	18,466	2,400,765
Chuy's Holdings, Inc. *	9,590	276,384
Cracker Barrel Old Country Store, Inc.	12,102	1,860,561
Darden Restaurants, Inc.	62,550	7,408,422
Dave & Buster's Entertainment, Inc.	19,308	775,795
Denny's Corp. *	29,842	583,113
Dine Brands Global, Inc.	8,798	729,178
Domino's Pizza, Inc.	20,786	6,117,320
Drive Shack, Inc. *	38,497	147,828
Dunkin' Brands Group, Inc.	42,097	3,222,525
El Pollo Loco Holdings, Inc. *	13,123	211,543
Eldorado Resorts, Inc. *	33,835	1,810,511
Everi Holdings, Inc. *	35,894	483,492
Extended Stay America, Inc.	97,384	1,437,388

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fiesta Restaurant Group, Inc. *	12,906	127,769
frontdoor, Inc. *	43,142	1,952,607
Golden Entertainment, Inc. *	9,595	173,861
Graham Holdings Co., Class B	2,211	1,396,490
Grand Canyon Education, Inc. *	24,702	2,104,363
H&R Block, Inc.	102,397	2,496,439
Hilton Grand Vacations, Inc. *	43,737	1,514,612
Hilton Worldwide Holdings, Inc.	146,317	15,363,285
Houghton Mifflin Harcourt Co. *	56,173	329,736
Hyatt Hotels Corp., Class A	18,903	1,527,362
Jack in the Box, Inc.	12,891	1,022,127
K12, Inc. *	19,147	376,239
Las Vegas Sands Corp.	172,815	10,844,141
Laureate Education, Inc., Class A *	55,396	961,121
Lindblad Expeditions Holdings, Inc. *	15,505	240,328
Marriott International, Inc., Class A	138,919	19,498,671
Marriott Vacations Worldwide Corp.	19,927	2,447,833
McDonald's Corp.	388,136	75,484,689
MGM Resorts International	266,027	8,499,563
Monarch Casino & Resort, Inc. *	6,105	278,388
Noodles & Co. *	19,547	123,146
Norwegian Cruise Line Holdings Ltd. *	109,332	5,864,568
OneSpaWorld Holdings Ltd. *	17,047	278,378
Papa John's International, Inc.	10,546	667,351
Penn National Gaming, Inc. *	54,536	1,255,964
Planet Fitness, Inc., Class A *	44,120	3,261,350
Playa Hotels & Resorts N.V. *	26,406	208,079
PlayAGS, Inc. *	15,677	180,129
Red Robin Gourmet Burgers, Inc. *	6,841	186,554
Red Rock Resorts, Inc., Class A	35,399	828,337
Regis Corp. *	13,792	222,465
Royal Caribbean Cruises Ltd.	87,664	10,521,433
Ruth's Hospitality Group, Inc.	13,528	316,149
Scientific Games Corp., Class A *	26,738	731,552
SeaWorld Entertainment, Inc. *	20,657	604,837
Service Corp. International	92,830	4,086,377
ServiceMaster Global Holdings, Inc. *	68,809	2,696,625
Shake Shack, Inc., Class A *	15,629	968,685
Six Flags Entertainment Corp.	39,937	1,736,461
Starbucks Corp.	611,022	52,199,609
Strategic Education, Inc.	11,159	1,581,677
Target Hospitality Corp. *	16,455	77,832
Texas Roadhouse, Inc.	33,789	1,956,383
The Cheesecake Factory, Inc.	21,817	951,439
The Habit Restaurants, Inc., Class A *	10,188	108,400
The Wendy's Co.	95,541	2,048,399
Twin River Worldwide Holdings, Inc.	12,600	306,180
Vail Resorts, Inc.	20,620	5,003,855
Wingstop, Inc.	14,869	1,189,520
WW International, Inc. *	23,745	1,027,921
Wyndham Destinations, Inc.	47,315	2,294,778
Wyndham Hotels & Resorts, Inc.	48,977	2,837,238
Wynn Resorts Ltd.	49,594	5,993,435
Yum! Brands, Inc.	155,097	15,613,615
		345,305,036

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	25,917	2,212,534
AG Mortgage Investment Trust, Inc.	18,256	284,246
AGNC Investment Corp.	281,649	4,878,161
Ally Financial, Inc.	198,192	6,310,433
American Express Co.	347,413	41,731,250
Ameriprise Financial, Inc.	66,878	10,959,298
Annaly Capital Management, Inc.	751,107	7,007,828
Anworth Mortgage Asset Corp.	52,257	183,945
Apollo Commercial Real Estate Finance, Inc.	73,410	1,341,201
Arbor Realty Trust, Inc.	43,050	652,638
Security	Number of Shares	Value ($)
Ares Management Corp., Class A	37,871	1,253,151
Arlington Asset Investment Corp., Class A	21,020	122,967
ARMOUR Residential REIT, Inc.	30,249	522,098
Artisan Partners Asset Management, Inc., Class A	27,478	815,272
Assetmark Financial Holdings, Inc. *	6,332	158,490
AXA Equitable Holdings, Inc.	225,545	5,579,983
B. Riley Financial, Inc.	7,150	208,851
Berkshire Hathaway, Inc., Class B *	1,002,606	220,874,102
BGC Partners, Inc., Class A	142,687	827,585
BlackRock, Inc.	60,113	29,750,525
Blackstone Mortgage Trust, Inc., Class A	68,778	2,519,338
Blucora, Inc. *	24,325	572,610
Brightsphere Investment Group, Inc. *	35,207	339,043
Cannae Holdings, Inc. *	35,602	1,334,719
Capital One Financial Corp.	240,319	24,034,303
Capstead Mortgage Corp.	44,697	347,743
Cboe Global Markets, Inc.	57,033	6,781,224
Chimera Investment Corp.	94,715	1,929,345
CME Group, Inc.	182,806	37,060,260
Cohen & Steers, Inc.	11,071	743,196
Colony Credit Real Estate, Inc.	44,169	585,239
Cowen, Inc., Class A *	13,875	212,565
Credit Acceptance Corp. *	7,116	3,063,153
Curo Group Holdings Corp. *	6,693	91,092
Diamond Hill Investment Group, Inc.	1,801	245,927
Discover Financial Services	162,264	13,771,346
Donnelley Financial Solutions, Inc. *	13,196	132,488
Dynex Capital, Inc.	12,218	206,362
E*TRADE Financial Corp.	115,530	5,117,979
Eaton Vance Corp.	58,138	2,742,369
Ellington Financial, Inc.	17,432	315,693
Encore Capital Group, Inc. *	14,301	521,557
Enova International, Inc. *	18,928	435,912
Evercore, Inc., Class A	20,384	1,577,314
Exantas Capital Corp.	14,269	171,799
EZCORP, Inc., Class A *	30,830	157,850
FactSet Research Systems, Inc.	20,117	5,223,379
Federated Investors, Inc., Class B	49,152	1,647,575
FGL Holdings	66,314	605,447
FirstCash, Inc.	21,977	1,776,621
Focus Financial Partners, Inc., Class A *	15,425	433,597
Franklin Resources, Inc.	144,074	3,960,594
GAMCO Investors, Inc., Class A	3,329	59,855
Granite Point Mortgage Trust, Inc.	26,587	483,086
Green Dot Corp., Class A *	23,992	570,050
Greenhill & Co., Inc.	9,188	156,288
Hamilton Lane, Inc., Class A	13,271	769,718
Houlihan Lokey, Inc.	20,876	995,159
Interactive Brokers Group, Inc., Class A	38,574	1,867,753
Intercontinental Exchange, Inc.	287,185	27,044,211
INTL FCStone, Inc. *	8,742	349,680
Invesco Ltd.	196,954	3,458,512
Invesco Mortgage Capital, Inc.	71,099	1,154,648
Janus Henderson Group plc	80,796	2,052,218
Jefferies Financial Group, Inc.	130,683	2,731,275
KKR & Co., Inc., Class A	277,906	8,195,448
KKR Real Estate Finance Trust, Inc.	13,979	282,236
Ladder Capital Corp., Class A	49,108	849,077
Ladenburg Thalmann Financial Services, Inc.	88,494	308,844
Lazard Ltd., Class A	57,615	2,226,244
Legg Mason, Inc.	41,827	1,634,599
LendingClub Corp. *	43,806	604,961
LPL Financial Holdings, Inc.	41,685	3,849,610
MarketAxess Holdings, Inc.	19,255	7,775,554
MFA Financial, Inc.	226,506	1,735,036
Moelis & Co., Class A	25,601	843,809

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Moody's Corp.	83,131	18,843,304
Morgan Stanley	640,618	31,697,779
Morningstar, Inc.	10,500	1,649,550
MSCI, Inc.	43,128	11,178,346
Nasdaq, Inc.	59,212	6,205,418
Navient Corp.	103,351	1,483,087
Nelnet, Inc., Class A	10,780	679,140
New Residential Investment Corp.	214,039	3,317,604
New York Mortgage Trust, Inc.	146,955	915,530
Northern Trust Corp.	109,414	11,733,557
On Deck Capital, Inc. *	29,335	120,567
OneMain Holdings, Inc.	39,755	1,713,043
PennyMac Mortgage Investment Trust	43,571	1,006,054
Piper Jaffray Cos.	7,415	599,725
PJT Partners, Inc., Class A	10,291	438,602
PRA Group, Inc. *	22,363	819,380
Pzena Investment Management, Inc., Class A	8,668	77,059
Raymond James Financial, Inc.	63,190	5,675,726
Ready Capital Corp.	13,714	216,270
Redwood Trust, Inc.	56,056	906,986
S&P Global, Inc.	125,806	33,294,558
Safeguard Scientifics, Inc. *	8,907	102,609
Santander Consumer USA Holdings, Inc.	53,429	1,258,253
SEI Investments Co.	64,821	4,182,899
SLM Corp.	217,345	1,853,953
Starwood Property Trust, Inc.	145,462	3,563,819
State Street Corp.	189,953	14,265,470
Stifel Financial Corp.	35,288	2,206,206
Synchrony Financial	311,365	11,648,165
T. Rowe Price Group, Inc.	120,012	14,828,683
TD Ameritrade Holding Corp.	137,612	7,132,430
The Bank of New York Mellon Corp.	438,010	21,449,350
The Blackstone Group, Inc., Class A	337,466	18,297,406
The Charles Schwab Corp. (b)	592,395	29,323,552
The Goldman Sachs Group, Inc.	165,048	36,533,375
TPG RE Finance Trust, Inc.	27,934	565,663
Tradeweb Markets, Inc., Class A	32,286	1,444,153
Two Harbors Investment Corp.	143,888	2,092,131
Virtu Financial, Inc., Class A	37,748	626,617
Virtus Investment Partners, Inc.	3,653	430,323
Voya Financial, Inc.	71,761	4,182,231
Waddell & Reed Financial, Inc., Class A	36,107	583,128
Western Asset Mortgage Capital Corp.	28,259	290,503
Westwood Holdings Group, Inc.	4,659	143,777
WisdomTree Investments, Inc.	59,792	290,589
World Acceptance Corp. *	3,111	295,514
		834,492,152

Energy 3.9%
Altus Midstream Co., Class A *	26,850	51,820
Antero Midstream Corp. (a)	152,467	698,299
Antero Resources Corp. *	109,984	218,868
Apache Corp.	191,216	4,260,292
Apergy Corp. *	40,275	1,028,623
Arch Coal, Inc., Class A (a)	8,056	597,030
Archrock, Inc.	63,105	530,713
Baker Hughes Co.	335,725	7,526,954
Berry Petroleum Corp.	20,632	164,437
Bonanza Creek Energy, Inc. *	9,570	167,092
Brigham Minerals, Inc., Class A	8,302	160,727
Cabot Oil & Gas Corp.	220,379	3,512,841
Cactus, Inc., Class A	23,635	713,541
California Resources Corp. *(a)	25,553	167,117
Callon Petroleum Co. *	121,041	441,800
Carrizo Oil & Gas, Inc. *	44,072	282,501
Centennial Resource Development, Inc., Class A *	96,557	298,361
Security	Number of Shares	Value ($)
Cheniere Energy, Inc. *	119,334	7,224,480
Chesapeake Energy Corp. *(a)	577,090	343,542
Chevron Corp.	970,708	113,699,028
Cimarex Energy Co.	52,280	2,403,312
Clean Energy Fuels Corp. *	85,744	167,201
CNX Resources Corp. *	93,095	643,286
Comstock Resources, Inc. *(a)	8,014	50,889
Concho Resources, Inc.	102,692	7,451,331
ConocoPhillips	565,440	33,892,474
CONSOL Energy, Inc. *	13,864	176,905
Continental Resources, Inc.	44,764	1,382,312
Contura Energy, Inc. *	9,788	65,286
Core Laboratories N.V.	22,271	975,470
Covia Holdings Corp. *	14,933	22,250
CVR Energy, Inc.	15,083	654,451
Delek US Holdings, Inc.	38,526	1,321,827
Denbury Resources, Inc. *	233,255	230,106
Devon Energy Corp.	206,678	4,524,181
Diamond Offshore Drilling, Inc. *	34,155	192,976
Diamondback Energy, Inc.	83,340	6,445,516
DMC Global, Inc.	7,444	343,094
Dorian LPG Ltd. *	15,215	218,335
Dril-Quip, Inc. *	18,572	784,853
EOG Resources, Inc.	295,045	20,918,690
EQT Corp.	129,275	1,128,571
Equitrans Midstream Corp.	106,545	1,062,254
Era Group, Inc. *	9,768	93,480
Evolution Petroleum Corp.	15,174	79,057
Exterran Corp. *	17,189	92,477
Extraction Oil & Gas, Inc. *	39,347	56,660
Exxon Mobil Corp.	2,163,484	147,398,165
Falcon Minerals Corp.	18,928	122,086
Forum Energy Technologies, Inc. *	41,804	54,763
Frank's International N.V. *	58,962	300,706
FTS International, Inc. *	25,265	26,276
Geospace Technologies Corp. *	6,371	91,870
Green Plains, Inc.	21,488	327,692
Gulfport Energy Corp. *	81,226	192,506
Halliburton Co.	446,276	9,367,333
Helix Energy Solutions Group, Inc. *	73,559	610,540
Helmerich & Payne, Inc.	55,646	2,199,686
Hess Corp.	132,281	8,213,327
HighPoint Resources Corp. *	56,442	70,552
HollyFrontier Corp.	77,365	3,988,166
International Seaways, Inc. *	14,271	377,896
Jagged Peak Energy, Inc. *	32,662	217,856
Kinder Morgan, Inc.	1,000,786	19,625,413
KLX Energy Services Holdings, Inc. *	12,411	70,122
Kosmos Energy Ltd.	184,783	1,103,154
Laredo Petroleum, Inc. *	83,931	181,291
Liberty Oilfield Services, Inc., Class A	25,966	229,539
Magnolia Oil & Gas Corp., Class A *	52,667	571,964
Marathon Oil Corp.	411,233	4,790,864
Marathon Petroleum Corp.	335,152	20,323,617
Matador Resources Co. *	57,569	810,571
Matrix Service Co. *	15,045	315,042
McDermott International, Inc. *(a)	98,025	78,459
Murphy Oil Corp.	77,684	1,787,509
Nabors Industries Ltd.	170,207	350,626
NACCO Industries, Inc., Class A	2,318	109,178
National Oilwell Varco, Inc.	196,224	4,424,851
Natural Gas Services Group, Inc. *	6,427	69,669
Newpark Resources, Inc. *	45,189	264,808
NexTier Oilfield Solutions, Inc. *	73,019	349,761
Nine Energy Service, Inc. *	11,820	64,774
Noble Corp. plc *	120,537	127,769
Noble Energy, Inc.	244,351	5,072,727
Northern Oil & Gas, Inc. *	99,044	176,298
Oasis Petroleum, Inc. *	159,242	372,626

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Occidental Petroleum Corp.	455,827	17,581,247
Oceaneering International, Inc. *	51,684	693,082
Oil States International, Inc. *	31,553	502,955
ONEOK, Inc.	210,511	14,956,807
Overseas Shipholding Group, Inc., Class A *	44,411	77,719
Par Pacific Holdings, Inc. *	19,007	473,084
Parsley Energy, Inc., Class A	143,813	2,154,319
Patterson-UTI Energy, Inc.	103,530	925,558
PBF Energy, Inc., Class A	52,133	1,631,763
PDC Energy, Inc. *	30,157	685,469
Peabody Energy Corp.	37,650	364,452
Penn Virginia Corp. *	6,757	163,182
Phillips 66	228,733	26,240,250
Pioneer Natural Resources Co.	85,402	10,917,792
ProPetro Holding Corp. *	38,887	335,206
QEP Resources, Inc.	124,974	408,665
Range Resources Corp.	107,317	374,536
Renewable Energy Group, Inc. *	18,345	312,966
REX American Resources Corp. *	2,406	220,991
RigNet, Inc. *	6,505	33,826
Roan Resources, Inc. *	40,926	62,208
RPC, Inc.	28,738	110,929
SandRidge Energy, Inc. *	15,174	49,922
Schlumberger Ltd.	703,958	25,483,280
SEACOR Holdings, Inc. *	8,608	364,463
SEACOR Marine Holdings, Inc. *	11,523	136,317
Select Energy Services, Inc., Class A *	30,236	232,212
SemGroup Corp., Class A	32,122	493,715
SM Energy Co.	51,339	426,627
Southwestern Energy Co. *	276,668	503,536
SRC Energy, Inc. *	129,644	462,829
Talos Energy, Inc. *	9,493	220,238
Targa Resources Corp.	117,811	4,303,636
TechnipFMC plc	214,182	4,035,189
Tellurian, Inc. *	50,277	366,519
TETRA Technologies, Inc. *	64,600	79,458
The Williams Cos., Inc.	617,312	14,025,329
Tidewater, Inc. *	20,584	314,935
Transocean Ltd. *	294,357	1,465,898
US Silica Holdings, Inc.	39,020	192,369
Valaris plc *(a)	102,835	438,077
Valero Energy Corp.	211,154	20,163,095
W&T Offshore, Inc. *	47,688	204,105
Whiting Petroleum Corp. *	45,488	208,335
World Fuel Services Corp.	32,682	1,385,717
WPX Energy, Inc. *	216,095	2,126,375
		619,204,544

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	62,372	1,478,216
Casey's General Stores, Inc.	18,789	3,264,965
Costco Wholesale Corp.	224,905	67,428,768
Grocery Outlet Holding Corp. *	15,767	522,361
Ingles Markets, Inc., Class A	6,793	301,881
Natural Grocers by Vitamin Cottage, Inc.	3,751	35,072
Performance Food Group Co. *	53,904	2,536,722
PriceSmart, Inc.	11,524	861,304
Rite Aid Corp. *(a)	27,364	247,918
SpartanNash Co.	17,468	247,347
Sprouts Farmers Market, Inc. *	60,650	1,200,870
Sysco Corp.	261,273	21,045,540
The Andersons, Inc.	16,525	381,728
The Chefs' Warehouse, Inc. *	13,220	470,103
The Kroger Co.	407,719	11,147,037
United Natural Foods, Inc. *	29,019	264,653
US Foods Holding Corp. *	112,240	4,463,785
Village Super Market, Inc., Class A	4,873	137,808
Security	Number of Shares	Value ($)
Walgreens Boots Alliance, Inc.	387,631	23,102,808
Walmart, Inc.	727,603	86,650,241
Weis Markets, Inc.	8,600	342,538
		226,131,665

Food, Beverage & Tobacco 3.4%
Alico, Inc.	2,500	84,650
Altria Group, Inc.	953,852	47,406,444
Archer-Daniels-Midland Co.	284,269	12,203,668
B&G Foods, Inc. (a)	33,228	550,256
Beyond Meat, Inc. *(a)	5,230	433,881
Brown-Forman Corp., Class A	28,447	1,814,919
Brown-Forman Corp., Class B	92,964	6,304,819
Bunge Ltd.	72,544	3,872,399
Cal-Maine Foods, Inc.	16,081	700,006
Calavo Growers, Inc.	8,376	747,056
Campbell Soup Co.	86,066	4,008,094
Coca-Cola Consolidated, Inc.	2,487	671,888
Conagra Brands, Inc.	248,889	7,185,425
Constellation Brands, Inc., Class A	85,007	15,816,402
Darling Ingredients, Inc. *	83,928	1,997,486
Farmer Brothers Co. *	7,537	114,336
Flowers Foods, Inc.	97,852	2,106,754
Fresh Del Monte Produce, Inc.	15,460	505,542
Freshpet, Inc. *	15,954	857,368
General Mills, Inc.	307,527	16,397,340
Hormel Foods Corp.	141,883	6,318,050
Hostess Brands, Inc. *	59,291	797,464
Ingredion, Inc.	33,991	2,827,032
J&J Snack Foods Corp.	7,502	1,387,870
John B Sanfilippo & Son, Inc.	4,405	430,545
Kellogg Co.	126,718	8,251,876
Keurig Dr Pepper, Inc.	136,379	4,219,566
Lamb Weston Holdings, Inc.	74,339	6,242,989
Lancaster Colony Corp.	10,072	1,591,678
Landec Corp. *	13,959	159,970
Limoneira Co.	8,645	170,696
McCormick & Co., Inc. Non-Voting Shares	62,827	10,633,470
MGP Ingredients, Inc.	6,397	291,831
Molson Coors Brewing Co., Class B	96,046	4,848,402
Mondelez International, Inc., Class A	738,716	38,812,139
Monster Beverage Corp. *	196,941	11,781,011
National Beverage Corp. *(a)	6,246	310,052
PepsiCo, Inc.	714,983	97,116,141
Philip Morris International, Inc.	795,245	65,949,668
Pilgrim's Pride Corp. *	28,756	905,814
Post Holdings, Inc. *	35,065	3,702,864
Primo Water Corp. *	19,921	203,194
Sanderson Farms, Inc.	9,980	1,652,488
Seaboard Corp.	126	518,058
Seneca Foods Corp., Class A *	5,173	202,264
Simply Good Foods Co. *	40,367	1,115,340
The Boston Beer Co., Inc., Class A *	4,726	1,816,296
The Coca-Cola Co.	1,966,986	105,037,052
The Hain Celestial Group, Inc. *	41,020	1,014,014
The Hershey Co.	76,058	11,268,753
The J.M. Smucker Co.	58,293	6,126,011
The Kraft Heinz Co.	320,391	9,771,926
Tootsie Roll Industries, Inc.	8,464	290,738
TreeHouse Foods, Inc. *	28,361	1,386,569
Turning Point Brands, Inc. (a)	4,392	121,263
Tyson Foods, Inc., Class A	150,282	13,508,849
Universal Corp.	13,223	690,505
Vector Group Ltd.	58,832	790,702
		546,041,883

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.3%
Abbott Laboratories	902,465	77,115,634
ABIOMED, Inc. *	23,316	4,574,133
Acadia Healthcare Co., Inc. *	45,714	1,470,162
Accuray, Inc. *	51,247	157,841
Addus HomeCare Corp. *	6,747	628,888
Align Technology, Inc. *	37,049	10,275,170
Allscripts Healthcare Solutions, Inc. *	86,059	927,716
Amedisys, Inc. *	16,450	2,680,692
American Renal Associates Holdings, Inc. *	4,114	38,918
AmerisourceBergen Corp.	77,616	6,823,223
AMN Healthcare Services, Inc. *	24,200	1,439,174
AngioDynamics, Inc. *	18,260	280,656
Antares Pharma, Inc. *	85,564	404,718
Anthem, Inc.	130,447	37,654,831
Apollo Medical Holdings, Inc. *(a)	12,807	233,984
AtriCure, Inc. *	21,344	634,984
Atrion Corp.	764	538,391
Avanos Medical, Inc. *	25,326	877,799
AxoGen, Inc. *	17,928	310,692
Axonics Modulation Technologies, Inc. *	3,943	96,170
Baxter International, Inc.	261,280	21,417,122
Becton Dickinson & Co.	137,634	35,578,389
BioTelemetry, Inc. *	17,502	810,518
Boston Scientific Corp. *	709,790	30,698,418
Brookdale Senior Living, Inc. *	92,988	663,934
Cantel Medical Corp.	18,428	1,417,113
Capital Senior Living Corp. *	17,734	67,744
Cardinal Health, Inc.	150,550	8,284,767
Cardiovascular Systems, Inc. *	18,253	831,607
Castlight Health, Inc., Class B *	30,117	41,863
Centene Corp. *	211,356	12,780,697
Cerner Corp.	162,598	11,640,391
Cerus Corp. *	71,809	311,651
Change Healthcare, Inc. *	22,913	306,576
Chemed Corp.	8,248	3,546,805
Cigna Corp. *	193,562	38,696,915
Community Health Systems, Inc. *	57,953	185,450
Computer Programs & Systems, Inc.	6,885	183,072
CONMED Corp.	14,535	1,646,379
CorVel Corp. *	4,973	410,322
Covetrus, Inc. *	51,222	732,987
CryoLife, Inc. *	18,656	461,363
CryoPort, Inc. *	18,233	287,170
CVS Health Corp.	665,981	50,128,390
Danaher Corp.	325,841	47,566,269
DaVita, Inc. *	46,298	3,322,807
DENTSPLY SIRONA, Inc.	114,411	6,468,798
DexCom, Inc. *	46,343	10,534,227
Diplomat Pharmacy, Inc. *	28,304	145,766
Edwards Lifesciences Corp. *	106,015	25,967,314
Encompass Health Corp.	50,739	3,587,755
Enzo Biochem, Inc. *	20,232	53,615
Evolent Health, Inc., Class A *	38,395	276,828
GenMark Diagnostics, Inc. *	27,362	152,680
Glaukos Corp. *	18,834	1,207,824
Globus Medical, Inc., Class A *	39,377	2,203,143
Guardant Health, Inc. *	20,719	1,609,245
Haemonetics Corp. *	26,062	3,143,077
Hanger, Inc. *	18,124	474,849
HCA Healthcare, Inc.	135,725	18,819,629
Health Catalyst, Inc. *	3,772	149,862
HealthEquity, Inc. *	35,613	2,239,702
HealthStream, Inc. *	13,795	401,848
Henry Schein, Inc. *	75,410	5,195,749
Heska Corp. *	3,071	293,281
Hill-Rom Holdings, Inc.	34,179	3,664,331
Security	Number of Shares	Value ($)
HMS Holdings Corp. *	43,890	1,325,478
Hologic, Inc. *	136,264	6,993,068
Humana, Inc.	68,891	23,507,676
ICU Medical, Inc. *	9,800	1,837,304
IDEXX Laboratories, Inc. *	43,663	10,984,738
Inogen, Inc. *	9,294	684,131
Inovalon Holdings, Inc., Class A *	43,180	777,240
Inspire Medical Systems, Inc. *	7,513	533,122
Insulet Corp. *	30,856	5,729,959
Integer Holdings Corp. *	16,657	1,263,433
Integra LifeSciences Holdings Corp. *	36,858	2,247,969
Intuitive Surgical, Inc. *	58,729	34,820,424
Invacare Corp.	17,310	151,116
iRhythm Technologies, Inc. *	13,395	965,646
Laboratory Corp. of America Holdings *	49,874	8,592,791
Lantheus Holdings, Inc. *	21,316	445,504
LeMaitre Vascular, Inc.	7,424	264,072
LHC Group, Inc. *	15,386	2,052,492
LivaNova plc *	25,145	2,106,145
Livongo Health, Inc. *(a)	6,552	187,125
Magellan Health, Inc. *	11,082	861,404
Masimo Corp. *	24,930	3,865,895
McKesson Corp.	94,389	13,652,425
MEDNAX, Inc. *	42,863	1,119,582
Medtronic plc	686,936	76,517,801
Meridian Bioscience, Inc.	23,646	216,361
Merit Medical Systems, Inc. *	27,883	780,724
Mesa Laboratories, Inc.	2,089	489,077
Molina Healthcare, Inc. *	32,255	4,370,553
National HealthCare Corp.	6,117	519,945
National Research Corp.	6,173	398,220
Natus Medical, Inc. *	18,260	584,137
Neogen Corp. *	27,208	1,811,237
Nevro Corp. *	16,017	1,790,380
NextGen Healthcare, Inc. *	24,697	454,919
NuVasive, Inc. *	26,856	1,940,077
Omnicell, Inc. *	20,802	1,663,952
Option Care Health, Inc. *	70,048	217,849
OraSure Technologies, Inc. *	32,080	259,848
Orthofix Medical, Inc. *	9,283	421,448
Owens & Minor, Inc.	26,453	175,119
Patterson Cos., Inc.	45,695	889,225
Penumbra, Inc. *	16,156	2,858,320
PetIQ, Inc. *	9,277	213,371
Phreesia, Inc. *	4,726	132,895
Premier, Inc., Class A *	32,107	1,141,083
Quest Diagnostics, Inc.	68,683	7,318,174
Quidel Corp. *	19,255	1,321,278
R1 RCM, Inc. *	48,307	622,677
RadNet, Inc. *	20,417	391,190
ResMed, Inc.	73,371	10,976,302
SeaSpine Holdings Corp. *	9,471	125,301
Select Medical Holdings Corp. *	56,150	1,241,477
Senseonics Holdings, Inc. *(a)	71,605	74,469
Shockwave Medical, Inc. *(a)	3,153	123,471
SI-BONE, Inc. *	7,787	138,531
Silk Road Medical, Inc. *	3,345	120,487
Simulations Plus, Inc.	6,244	208,674
STAAR Surgical Co. *	13,710	505,351
STERIS plc	43,494	6,573,683
Stryker Corp.	164,726	33,745,768
Surgery Partners, Inc. *	8,616	118,728
Surmodics, Inc. *	6,381	261,876
Tabula Rasa HealthCare, Inc. *	10,186	454,397
Tactile Systems Technology, Inc. *	9,056	581,486
Tandem Diabetes Care, Inc. *	28,513	1,968,252
Teladoc Health, Inc. *	37,286	3,122,330
Teleflex, Inc.	23,531	8,314,444
Tenet Healthcare Corp. *	52,855	1,701,931

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Cooper Cos., Inc.	25,007	7,829,442
The Ensign Group, Inc.	25,417	1,103,860
The Pennant Group, Inc. *	12,708	297,621
The Providence Service Corp. *	6,007	358,558
Tivity Health, Inc. *	23,739	537,688
TransMedics Group, Inc. *	3,255	61,031
Triple-S Management Corp., Class B *	11,002	210,688
UnitedHealth Group, Inc.	484,737	135,663,344
Universal Health Services, Inc., Class B	41,430	5,779,071
US Physical Therapy, Inc.	6,334	740,191
Varex Imaging Corp. *	19,759	591,584
Varian Medical Systems, Inc. *	45,871	6,134,329
Veeva Systems, Inc., Class A *	65,990	9,844,388
ViewRay, Inc. *(a)	30,581	101,529
Vocera Communications, Inc. *	16,210	351,757
WellCare Health Plans, Inc. *	25,603	8,245,958
West Pharmaceutical Services, Inc.	37,768	5,553,029
Wright Medical Group N.V. *	64,692	1,925,881
Zimmer Biomet Holdings, Inc.	104,991	15,253,092
		1,009,180,616

Household & Personal Products 1.7%
Avon Products, Inc. *	227,734	1,045,299
Central Garden & Pet Co. *	5,246	138,389
Central Garden & Pet Co., Class A *	19,960	499,200
Church & Dwight Co., Inc.	125,839	8,838,931
Colgate-Palmolive Co.	437,409	29,665,078
Coty, Inc., Class A	159,051	1,835,449
Edgewell Personal Care Co. *	28,390	884,632
elf Beauty, Inc. *	13,552	224,557
Energizer Holdings, Inc.	33,032	1,647,967
Herbalife Nutrition Ltd. *	48,571	2,215,323
Inter Parfums, Inc.	8,939	630,110
Kimberly-Clark Corp.	175,370	23,909,946
Medifast, Inc. (a)	6,083	534,757
Nu Skin Enterprises, Inc., Class A	28,799	1,101,274
Revlon, Inc., Class A *(a)	3,422	84,900
Spectrum Brands Holdings, Inc.	23,458	1,466,594
The Clorox Co.	64,166	9,511,326
The Estee Lauder Cos., Inc., Class A	112,922	22,072,863
The Procter & Gamble Co.	1,278,943	156,107,783
USANA Health Sciences, Inc. *	6,944	511,078
WD-40 Co.	7,173	1,385,178
		264,310,634

Insurance 2.6%
Aflac, Inc.	377,993	20,729,136
Alleghany Corp. *	7,439	5,802,718
Ambac Financial Group, Inc. *	22,704	472,697
American Equity Investment Life Holding Co.	47,850	1,422,102
American Financial Group, Inc.	37,994	4,168,322
American International Group, Inc.	442,324	23,292,782
American National Insurance Co.	4,402	519,436
AMERISAFE, Inc.	9,641	651,732
Aon plc	120,446	24,524,010
Arch Capital Group Ltd. *	206,877	8,682,628
Argo Group International Holdings Ltd.	17,361	1,142,007
Arthur J. Gallagher & Co.	94,663	8,829,218
Assurant, Inc.	31,290	4,157,502
Assured Guaranty Ltd.	50,275	2,496,154
Athene Holding Ltd., Class A *	61,654	2,775,663
Axis Capital Holdings Ltd.	42,982	2,543,675
Brighthouse Financial, Inc. *	57,002	2,346,202
Brown & Brown, Inc.	118,189	4,460,453
Chubb Ltd.	233,337	35,345,889
Cincinnati Financial Corp.	78,280	8,379,874
Security	Number of Shares	Value ($)
Citizens, Inc. *	22,750	155,155
CNA Financial Corp.	13,776	616,063
CNO Financial Group, Inc.	78,675	1,425,591
Crawford & Co., Class A	7,072	77,509
Crawford & Co., Class B	7,139	72,175
Donegal Group, Inc., Class A	4,641	67,898
eHealth, Inc. *	10,696	986,813
Employers Holdings, Inc.	15,386	661,136
Enstar Group Ltd. *	7,652	1,562,615
Erie Indemnity Co., Class A	9,462	1,601,917
Everest Re Group Ltd.	20,615	5,592,025
FBL Financial Group, Inc., Class A	5,033	289,750
Fidelity National Financial, Inc.	139,165	6,628,429
First American Financial Corp.	57,228	3,640,845
Genworth Financial, Inc., Class A *	252,589	1,000,252
Global Indemnity Ltd.	3,150	90,625
Globe Life, Inc.	50,914	5,231,923
Goosehead Insurance, Inc., Class A	5,978	242,229
Greenlight Capital Re Ltd., Class A *	15,849	165,464
Health Insurance Innovations, Inc., Class A *(a)	4,355	78,259
Horace Mann Educators Corp.	21,801	946,381
Independence Holding Co.	2,501	105,692
James River Group Holdings Ltd.	14,700	581,532
Kemper Corp.	32,008	2,366,031
Kinsale Capital Group, Inc.	10,751	1,088,646
Lincoln National Corp.	102,309	6,041,346
Loews Corp.	132,754	6,757,179
Markel Corp. *	7,071	8,029,474
Marsh & McLennan Cos., Inc.	258,504	27,936,527
MBIA, Inc. *	40,685	379,591
Mercury General Corp.	14,004	685,916
MetLife, Inc.	406,485	20,287,666
National General Holdings Corp.	32,002	681,323
National Western Life Group, Inc., Class A	1,265	319,071
NI Holdings, Inc. *	3,867	64,734
Old Republic International Corp.	142,382	3,212,138
Palomar Holdings, Inc. *	6,458	352,413
Primerica, Inc.	21,330	2,854,807
Principal Financial Group, Inc.	132,567	7,304,442
ProAssurance Corp.	28,338	1,065,509
ProSight Global, Inc. *	4,451	76,424
Prudential Financial, Inc.	204,790	19,172,440
Reinsurance Group of America, Inc.	31,916	5,280,821
RenaissanceRe Holdings Ltd.	22,946	4,321,420
RLI Corp.	20,606	1,882,770
Safety Insurance Group, Inc.	7,514	733,742
Selective Insurance Group, Inc.	30,085	1,992,229
State Auto Financial Corp.	8,942	293,119
Stewart Information Services Corp.	12,489	534,154
The Allstate Corp.	169,215	18,842,090
The Hanover Insurance Group, Inc.	20,709	2,814,974
The Hartford Financial Services Group, Inc.	184,845	11,434,512
The Progressive Corp.	300,325	21,938,741
The Travelers Cos., Inc.	133,063	18,192,373
Third Point Reinsurance Ltd. *	41,881	399,964
Trupanion, Inc. *(a)	16,082	548,075
United Fire Group, Inc.	11,412	501,443
United Insurance Holdings Corp.	11,814	149,920
Universal Insurance Holdings, Inc.	16,150	469,965
Unum Group	106,629	3,277,775
W.R. Berkley Corp.	73,318	4,985,624
Watford Holdings Ltd. *	2,739	74,090

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
White Mountains Insurance Group Ltd.	1,561	1,727,902
Willis Towers Watson plc	65,427	12,852,480
		416,486,338

Materials 2.9%
AdvanSix, Inc. *	14,132	285,890
Air Products & Chemicals, Inc.	112,526	26,593,270
AK Steel Holding Corp. *	154,448	426,276
Albemarle Corp.	54,203	3,543,792
Alcoa Corp. *	96,473	1,963,226
Allegheny Technologies, Inc. *	66,253	1,527,794
Amcor plc *	828,659	8,502,041
American Vanguard Corp.	13,024	209,686
AptarGroup, Inc.	32,202	3,610,488
Ashland Global Holdings, Inc.	30,744	2,204,345
Avery Dennison Corp.	42,849	5,586,224
Axalta Coating Systems Ltd. *	106,413	3,029,578
Balchem Corp.	16,294	1,623,371
Ball Corp.	168,641	11,140,424
Berry Global Group, Inc. *	67,419	3,147,793
Boise Cascade Co.	20,405	773,758
Cabot Corp.	29,925	1,406,176
Carpenter Technology Corp.	24,187	1,271,511
Celanese Corp., Series A	62,971	7,907,268
Century Aluminum Co. *	24,506	172,767
CF Industries Holdings, Inc.	111,532	5,153,894
Chase Corp.	4,059	477,541
Clearwater Paper Corp. *	8,836	193,420
Cleveland-Cliffs, Inc. (a)	137,112	1,095,525
Coeur Mining, Inc. *	116,386	763,492
Commercial Metals Co.	60,672	1,295,954
Compass Minerals International, Inc.	17,100	945,117
Corteva, Inc. *	379,757	9,881,277
Crown Holdings, Inc. *	69,260	5,256,834
Domtar Corp.	32,183	1,201,070
Dow, Inc. *	381,139	20,341,388
DuPont de Nemours, Inc.	380,032	24,629,874
Eagle Materials, Inc.	21,545	1,982,786
Eastman Chemical Co.	69,687	5,461,370
Ecolab, Inc.	128,160	23,923,627
Element Solutions, Inc. *	113,456	1,326,301
Ferro Corp. *	43,064	620,983
FMC Corp.	66,384	6,502,977
Forterra, Inc. *	5,430	60,327
Freeport-McMoRan, Inc.	741,818	8,441,889
FutureFuel Corp.	14,106	158,269
GCP Applied Technologies, Inc. *	27,416	613,296
Graphic Packaging Holding Co.	148,663	2,418,747
Greif, Inc., Class A	15,403	664,639
Greif, Inc., Class B	1,387	75,134
H.B. Fuller Co.	26,132	1,303,464
Hawkins, Inc.	5,077	209,782
Haynes International, Inc.	6,179	226,893
Hecla Mining Co.	260,977	644,613
Huntsman Corp.	104,309	2,359,470
Ingevity Corp. *	21,408	1,933,357
Innophos Holdings, Inc.	10,422	332,462
Innospec, Inc.	12,828	1,262,275
International Flavors & Fragrances, Inc.	54,549	7,703,955
International Paper Co.	200,836	9,306,740
Kaiser Aluminum Corp.	8,550	936,909
Koppers Holdings, Inc. *	11,638	431,188
Kraton Corp. *	15,623	351,986
Kronos Worldwide, Inc.	9,382	129,190
Linde plc	276,267	56,969,018
Livent Corp. *	74,190	578,682
Loop Industries, Inc. *	8,185	83,487
Louisiana-Pacific Corp.	62,982	1,868,046
Security	Number of Shares	Value ($)
LSB Industries, Inc. *	9,683	38,345
LyondellBasell Industries N.V., Class A	131,745	12,191,682
Martin Marietta Materials, Inc.	31,771	8,527,336
Materion Corp.	10,989	646,813
McEwen Mining, Inc. *(a)	139,885	158,070
Mercer International, Inc.	21,289	266,751
Minerals Technologies, Inc.	18,297	988,038
Myers Industries, Inc.	19,379	320,722
Neenah, Inc.	8,406	611,789
NewMarket Corp.	3,788	1,871,158
Newmont Goldcorp Corp.	418,998	16,089,523
Nucor Corp.	154,181	8,689,641
Olin Corp.	83,538	1,463,586
OMNOVA Solutions, Inc. *	26,494	268,119
Owens-Illinois, Inc.	79,476	785,223
P.H. Glatfelter Co.	23,086	412,085
Packaging Corp. of America	48,107	5,383,173
PolyOne Corp.	40,159	1,266,213
PPG Industries, Inc.	121,909	15,706,756
PQ Group Holdings, Inc. *	18,194	288,557
Quaker Chemical Corp.	6,457	963,578
Rayonier Advanced Materials, Inc.	23,397	91,716
Reliance Steel & Aluminum Co.	34,211	4,036,214
Resolute Forest Products, Inc.	45,546	182,639
Royal Gold, Inc.	33,422	3,919,398
RPM International, Inc.	65,034	4,794,957
Schnitzer Steel Industries, Inc., Class A	8,154	175,719
Schweitzer-Mauduit International, Inc.	15,218	667,462
Sealed Air Corp.	80,357	3,031,870
Sensient Technologies Corp.	21,542	1,363,393
Silgan Holdings, Inc.	39,673	1,222,325
Sonoco Products Co.	50,788	3,074,198
Steel Dynamics, Inc.	111,502	3,760,962
Stepan Co.	10,393	1,007,082
Summit Materials, Inc., Class A *	57,781	1,379,232
SunCoke Energy, Inc.	45,546	233,196
The Chemours Co.	85,552	1,350,866
The Mosaic Co.	181,571	3,458,928
The Scotts Miracle-Gro Co.	20,169	2,038,683
The Sherwin-Williams Co.	41,926	24,448,308
TimkenSteel Corp. *	21,456	124,874
Tredegar Corp.	13,437	289,299
Trinseo S.A.	20,328	772,261
Tronox Holdings plc, Class A *	44,203	511,871
United States Lime & Minerals, Inc.	1,458	149,984
United States Steel Corp.	90,144	1,182,689
US Concrete, Inc. *	7,592	310,741
Valhi, Inc.	17,333	33,626
Valvoline, Inc.	96,097	2,176,597
Venator Materials plc *	23,465	86,586
Verso Corp., Class A *	19,372	357,607
Vulcan Materials Co.	67,542	9,582,184
W.R. Grace & Co.	28,584	1,910,269
Warrior Met Coal, Inc.	25,881	531,337
Westlake Chemical Corp.	17,343	1,191,117
Westrock Co.	130,794	5,274,922
Worthington Industries, Inc.	18,385	704,146
		457,407,342

Media & Entertainment 7.6%
Activision Blizzard, Inc.	390,924	21,434,363
Alphabet, Inc., Class A *	153,048	199,588,366
Alphabet, Inc., Class C *	154,406	201,493,654
Altice USA, Inc., Class A *	157,768	4,035,705
AMC Entertainment Holdings, Inc., Class A (a)	29,561	241,809
AMC Networks, Inc., Class A *	23,184	890,961
ANGI Homeservices, Inc., Class A *(a)	38,685	299,809

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cable One, Inc.	2,590	3,975,650
Cardlytics, Inc. *	9,576	536,735
Cargurus, Inc. *	36,161	1,449,694
Cars.com, Inc. *	32,456	431,340
CBS Corp., Class A	2,337	102,548
CBS Corp., Class B Non-Voting Shares	167,021	6,744,308
Central European Media Enterprises Ltd., Class A *	38,315	172,418
Charter Communications, Inc., Class A *	82,725	38,881,577
Cinemark Holdings, Inc.	54,545	1,847,439
Clear Channel Outdoor Holdings, Inc. *	184,383	457,270
Comcast Corp., Class A	2,317,844	102,332,813
Discovery, Inc., Class A *	80,813	2,661,980
Discovery, Inc., Class C *	176,442	5,385,010
DISH Network Corp., Class A *	121,937	4,166,587
Electronic Arts, Inc. *	151,712	15,324,429
Emerald Expositions Events, Inc.	15,527	155,425
Entercom Communications Corp., Class A	62,098	293,724
Entravision Communications Corp., Class A	29,304	83,223
Eventbrite, Inc., Class A *	18,529	398,559
Facebook, Inc., Class A *	1,229,599	247,936,342
Fox Corp., Class A	180,226	6,444,882
Fox Corp., Class B	82,801	2,896,379
Gannett Co., Inc.	61,501	391,146
Glu Mobile, Inc. *	54,426	300,976
Gray Television, Inc. *	45,830	927,599
Hemisphere Media Group, Inc. *	11,084	155,176
IAC/InterActiveCorp *	36,894	8,216,294
iHeartMedia, Inc. Class A *	29,083	447,587
John Wiley & Sons, Inc., Class A	23,014	1,087,642
Liberty Broadband Corp., Class A *	12,457	1,473,788
Liberty Broadband Corp., Class C *	77,592	9,271,468
Liberty Global plc, Class A *	83,971	1,893,546
Liberty Global plc, Class C *	210,209	4,519,493
Liberty Latin America Ltd., Class A *	22,262	396,264
Liberty Latin America Ltd., Class C *	57,795	1,036,842
Liberty Media Corp. - Liberty Braves, Class A *	5,458	154,953
Liberty Media Corp. - Liberty Braves, Class C *	17,395	492,278
Liberty Media Corp. - Liberty Formula One, Class A *	12,627	543,845
Liberty Media Corp. - Liberty Formula One, Class C *	104,226	4,699,550
Liberty Media Corp. - Liberty SiriusXM, Class A *	42,063	2,048,468
Liberty Media Corp. - Liberty SiriusXM, Class C *	77,858	3,776,892
Liberty TripAdvisor Holdings, Inc., Class A *	37,134	257,339
Lions Gate Entertainment Corp., Class A *	28,183	263,511
Lions Gate Entertainment Corp., Class B *	54,774	474,891
Live Nation Entertainment, Inc. *	71,168	4,968,238
Loral Space & Communications, Inc. *	5,750	194,695
Match Group, Inc. (a)	28,452	2,005,297
Meredith Corp.	20,112	704,724
MSG Networks, Inc., Class A *	32,012	519,875
National CineMedia, Inc.	26,762	179,573
Netflix, Inc. *	223,418	70,300,708
News Corp., Class A	192,407	2,478,202
News Corp., Class B	66,333	873,606
Nexstar Media Group, Inc., Class A	23,821	2,565,760
Omnicom Group, Inc.	110,943	8,817,750
Pinterest, Inc., Class A *	44,539	867,620
Security	Number of Shares	Value ($)
QuinStreet, Inc. *	23,335	367,293
Roku, Inc. *	46,480	7,453,998
Scholastic Corp.	15,840	588,139
Sciplay Corp., Class A *	11,557	136,141
Sinclair Broadcast Group, Inc., Class A	33,506	1,167,014
Sirius XM Holdings, Inc.	707,678	4,939,592
Snap, Inc., Class A *	389,044	5,932,921
Take-Two Interactive Software, Inc. *	57,864	7,021,796
TechTarget, Inc. *	11,703	310,364
TEGNA, Inc.	112,125	1,721,119
The E.W. Scripps Co., Class A	28,062	418,685
The Interpublic Group of Cos., Inc.	197,063	4,414,211
The Madison Square Garden Co., Class A *	8,651	2,437,679
The Marcus Corp.	11,461	360,563
The New York Times Co., Class A	72,775	2,346,994
The Walt Disney Co.	920,512	139,531,209
Tribune Publishing Co.	9,116	114,132
TripAdvisor, Inc.	52,842	1,500,713
TrueCar, Inc. *	45,321	237,935
Twitter, Inc. *	393,884	12,174,954
Viacom, Inc., Class A	2,400	62,688
Viacom, Inc., Class B	180,732	4,350,219
WideOpenWest, Inc. *	15,199	93,170
World Wrestling Entertainment, Inc., Class A	24,307	1,507,520
Yelp, Inc. *	32,976	1,143,608
Zillow Group, Inc., Class A *	17,251	673,824
Zillow Group, Inc., Class C *	64,173	2,512,373
Zynga, Inc., Class A *	480,977	2,996,487
		1,214,483,936

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	754,377	66,181,494
ACADIA Pharmaceuticals, Inc. *	57,333	2,596,612
Accelerate Diagnostics, Inc. *(a)	13,020	194,519
Acceleron Pharma, Inc. *	23,798	1,165,150
Achillion Pharmaceuticals, Inc. *	78,335	486,460
Adaptive Biotechnologies Corp. *	7,636	207,623
Adverum Biotechnologies, Inc. *	27,299	297,832
Aerie Pharmaceuticals, Inc. *	20,865	396,226
Agenus, Inc. *	53,809	225,460
Agilent Technologies, Inc.	157,885	12,752,371
Agios Pharmaceuticals, Inc. *	30,136	1,172,290
Aimmune Therapeutics, Inc. *	20,023	559,042
Akcea Therapeutics, Inc. *(a)	8,789	171,122
Akebia Therapeutics, Inc. *	55,562	349,485
Akero Therapeutics, Inc. *	3,797	74,763
Akorn, Inc. *	55,183	201,418
Alector, Inc. *	14,910	277,922
Alexion Pharmaceuticals, Inc. *	114,489	13,044,877
Alkermes plc *	79,063	1,661,904
Allakos, Inc. *	12,342	1,172,490
Allergan plc	167,156	30,913,831
Allogene Therapeutics, Inc. *	26,233	739,246
Alnylam Pharmaceuticals, Inc. *	56,868	6,661,518
AMAG Pharmaceuticals, Inc. *	17,813	189,708
Amgen, Inc.	306,670	71,981,582
Amicus Therapeutics, Inc. *	128,594	1,347,665
Amneal Pharmaceuticals, Inc. *	49,760	187,098
Amphastar Pharmaceuticals, Inc. *	16,430	320,549
AnaptysBio, Inc. *	12,469	168,207
ANI Pharmaceuticals, Inc. *	4,815	296,700
Anika Therapeutics, Inc. *	7,588	438,586
Apellis Pharmaceuticals, Inc. *	21,395	575,098
Arcus Biosciences, Inc. *	15,514	128,301
Arena Pharmaceuticals, Inc. *	26,100	1,236,618
Arqule, Inc. *	59,430	569,934

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Arrowhead Pharmaceuticals, Inc. *	48,336	3,529,011
Arvinas Holding Co. LLC *	7,624	292,762
Assembly Biosciences, Inc. *	10,877	176,425
Atara Biotherapeutics, Inc. *	29,500	419,195
Athenex, Inc. *	23,530	366,597
Audentes Therapeutics, Inc. *	23,359	678,112
Avantor, Inc. *	114,586	1,962,858
Avrobio, Inc. *	11,028	176,889
Axsome Therapeutics, Inc. *	12,929	509,015
Bio-Rad Laboratories, Inc., Class A *	10,977	4,054,684
Bio-Techne Corp.	19,362	4,225,756
BioCryst Pharmaceuticals, Inc. *	36,206	103,187
Biogen, Inc. *	93,921	28,158,455
Biohaven Pharmaceutical Holding Co., Ltd. *	21,031	1,205,497
BioMarin Pharmaceutical, Inc. *	91,360	7,373,666
Bluebird Bio, Inc. *	28,183	2,281,132
Blueprint Medicines Corp. *	25,285	2,074,381
Bridgebio Pharma, Inc. *	10,272	297,888
Bristol-Myers Squibb Co.	1,196,545	68,131,272
Bruker Corp.	51,763	2,649,748
Cambrex Corp. *	16,708	1,001,979
Cara Therapeutics, Inc. *	20,899	542,956
CareDx, Inc. *	19,375	397,575
CASI Pharmaceuticals, Inc. *	25,290	83,710
Catalent, Inc. *	74,767	3,887,136
Catalyst Pharmaceuticals, Inc. *	49,115	227,894
Charles River Laboratories International, Inc. *	24,648	3,580,122
Clovis Oncology, Inc. *(a)	26,358	393,525
Codexis, Inc. *	24,695	383,760
Coherus Biosciences, Inc. *	30,167	542,704
Corcept Therapeutics, Inc. *	50,263	644,874
Cortexyme, Inc. *(a)	2,562	67,253
Crinetics Pharmaceuticals, Inc. *(a)	2,522	49,330
Cyclerion Therapeutics, Inc. *	8,308	15,370
Cymabay Therapeutics, Inc. *	30,652	53,948
Cytokinetics, Inc. *	32,754	316,731
CytomX Therapeutics, Inc. *	23,239	145,476
Deciphera Pharmaceuticals, Inc. *	9,087	429,724
Denali Therapeutics, Inc. *	34,116	606,924
Dermira, Inc. *	24,199	196,980
Dicerna Pharmaceuticals, Inc. *	25,706	618,486
Dynavax Technologies Corp. *(a)	45,561	257,420
Eagle Pharmaceuticals, Inc. *	5,815	340,061
Editas Medicine, Inc. *	26,333	797,363
Eidos Therapeutics, Inc. *(a)	1,848	104,098
Elanco Animal Health, Inc. *	191,007	5,292,804
Eli Lilly & Co.	434,482	50,986,463
Eloxx Pharmaceuticals, Inc. *	12,583	65,683
Emergent BioSolutions, Inc. *	24,230	1,329,258
Enanta Pharmaceuticals, Inc. *	8,625	549,068
Endo International plc *	103,214	524,327
Epizyme, Inc. *	41,309	682,425
Esperion Therapeutics, Inc. *	12,217	627,465
Evelo Biosciences, Inc. *	9,619	43,382
Exact Sciences Corp. *	71,215	5,769,127
Exelixis, Inc. *	153,951	2,560,205
Fate Therapeutics, Inc. *	27,574	430,706
FibroGen, Inc. *	39,099	1,656,625
Five Prime Therapeutics, Inc. *	19,600	76,832
Flexion Therapeutics, Inc. *	16,075	285,010
G1 Therapeutics, Inc. *	13,569	293,090
Geron Corp. *(a)	98,439	140,768
Gilead Sciences, Inc.	648,047	43,574,680
Global Blood Therapeutics, Inc. *	30,593	2,034,435
Gossamer Bio, Inc. *	19,363	493,757
Gritstone Oncology, Inc. *	10,571	92,073
Halozyme Therapeutics, Inc. *	64,494	1,250,539
Security	Number of Shares	Value ($)
Harpoon Therapeutics, Inc. *	5,310	99,297
Heron Therapeutics, Inc. *	36,285	927,445
Homology Medicines, Inc. *	12,478	199,648
Horizon Therapeutics plc *	95,988	3,146,487
Illumina, Inc. *	74,954	24,042,245
ImmunoGen, Inc. *	72,944	263,328
Immunomedics, Inc. *	86,260	1,619,963
Incyte Corp. *	91,083	8,576,375
Innoviva, Inc. *	32,308	435,512
Inovio Pharmaceuticals, Inc. *(a)	43,840	110,477
Insmed, Inc. *	44,061	1,015,606
Intellia Therapeutics, Inc. *(a)	20,801	360,481
Intercept Pharmaceuticals, Inc. *	13,418	1,454,109
Intersect ENT, Inc. *	15,551	337,146
Intra-Cellular Therapies, Inc. *	24,881	241,595
Intrexon Corp. *(a)	38,322	213,454
Invitae Corp. *	44,757	890,664
Ionis Pharmaceuticals, Inc. *	65,369	4,181,001
Iovance Biotherapeutics, Inc. *	58,354	1,332,222
IQVIA Holdings, Inc. *	92,998	13,575,848
Ironwood Pharmaceuticals, Inc. *	81,574	980,519
Jazz Pharmaceuticals plc *	29,086	4,395,476
Johnson & Johnson	1,348,747	185,439,225
Jounce Therapeutics, Inc. *	10,398	56,253
Kaleido Biosciences, Inc. *(a)	1,380	12,020
Karuna Therapeutics, Inc. *(a)	4,591	330,001
Karyopharm Therapeutics, Inc. *	30,008	525,740
Kodiak Sciences, Inc. *	9,350	276,760
Krystal Biotech, Inc. *	5,710	322,672
Kura Oncology, Inc. *	20,575	327,966
La Jolla Pharmaceutical Co. *	11,959	32,768
Lannett Co., Inc. *	15,230	134,329
Lexicon Pharmaceuticals, Inc. *(a)	23,552	83,139
Ligand Pharmaceuticals, Inc. *	9,589	1,083,557
Luminex Corp.	22,778	481,299
MacroGenics, Inc. *	22,750	215,443
Madrigal Pharmaceuticals, Inc. *	4,333	479,620
Mallinckrodt plc *(a)	39,985	150,743
MannKind Corp. *(a)	91,669	112,753
Medpace Holdings, Inc. *	14,138	1,083,960
Merck & Co., Inc.	1,309,013	114,119,753
Mettler-Toledo International, Inc. *	12,583	9,052,336
Mirati Therapeutics, Inc. *	17,533	1,766,800
Moderna, Inc. *	104,773	2,133,178
Momenta Pharmaceuticals, Inc. *	48,419	813,439
Morphic Holding, Inc. *(a)	3,550	56,374
Mylan N.V. *	264,711	4,971,273
MyoKardia, Inc. *	23,695	1,543,729
Myriad Genetics, Inc. *	37,896	975,443
NanoString Technologies, Inc. *	17,072	459,578
Natera, Inc. *	32,400	1,182,276
Nektar Therapeutics *	89,190	1,809,665
NeoGenomics, Inc. *	52,390	1,352,186
Neurocrine Biosciences, Inc. *	46,553	5,428,545
NextCure, Inc. *	2,701	129,135
NGM Biopharmaceuticals, Inc. *(a)	5,390	88,827
Novavax, Inc. *(a)	12,393	60,106
Odonate Therapeutics, Inc. *	4,719	162,239
Omeros Corp. *(a)	24,210	358,308
OPKO Health, Inc. *	204,136	324,576
Optinose, Inc. *(a)	7,745	72,338
Pacific Biosciences of California, Inc. *	69,529	357,379
Pacira BioSciences, Inc. *	21,628	999,646
Paratek Pharmaceuticals, Inc. *(a)	15,174	44,460
PDL BioPharma, Inc. *	71,084	220,360
PerkinElmer, Inc.	56,902	5,286,196
Perrigo Co., plc	69,637	3,567,504
Personalis, Inc. *	4,558	40,566
Pfizer, Inc.	2,827,323	108,908,482

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Phibro Animal Health Corp., Class A	10,382	251,867
Portola Pharmaceuticals, Inc. *	36,822	1,051,268
PRA Health Sciences, Inc. *	32,041	3,486,381
Precision BioSciences, Inc. *	5,712	101,502
Prestige Consumer Healthcare, Inc. *	26,274	992,369
Principia Biopharma, Inc. *	8,626	309,070
Progenics Pharmaceuticals, Inc. *	39,582	206,618
Prothena Corp. plc *	20,297	260,208
PTC Therapeutics, Inc. *	30,630	1,438,385
Puma Biotechnology, Inc. *	15,867	150,578
Quanterix Corp. *	8,278	209,682
Ra Pharmaceuticals, Inc. *	17,868	834,972
Radius Health, Inc. *	21,587	483,549
Reata Pharmaceuticals, Inc., Class A *	13,029	2,542,349
Regeneron Pharmaceuticals, Inc. *	40,845	15,071,805
REGENXBIO, Inc. *	16,739	700,695
Repligen Corp. *	23,905	2,121,569
resTORbio, Inc. *(a)	11,560	13,872
Retrophin, Inc. *	23,166	321,312
Revance Therapeutics, Inc. *	21,810	390,399
Rhythm Pharmaceuticals, Inc. *	14,516	325,884
Rocket Pharmaceuticals, Inc. *	16,190	284,782
Rubius Therapeutics, Inc. *(a)	17,328	133,426
Sage Therapeutics, Inc. *	26,332	4,075,404
Sangamo Therapeutics, Inc. *	62,237	672,160
Sarepta Therapeutics, Inc. *	36,514	4,107,460
Seattle Genetics, Inc. *	57,868	6,964,414
Seres Therapeutics, Inc. *	25,414	100,385
SIGA Technologies, Inc. *	33,597	164,625
Solid Biosciences, Inc. *	6,844	26,897
Spark Therapeutics, Inc. *	17,968	1,996,964
Spectrum Pharmaceuticals, Inc. *	57,384	515,308
Stemline Therapeutics, Inc. *	23,218	248,200
Stoke Therapeutics, Inc. *	4,270	104,615
Supernus Pharmaceuticals, Inc. *	26,929	629,600
Syneos Health, Inc. *	32,166	1,766,235
Synthorx, Inc. *	2,476	44,320
Syros Pharmaceuticals, Inc. *	15,174	77,387
TCR2 Therapeutics, Inc. *	5,426	91,971
TG Therapeutics, Inc. *	37,192	304,602
The Medicines Co. *	37,788	3,181,750
TherapeuticsMD, Inc. *(a)	106,762	267,973
Theravance Biopharma, Inc. *	20,809	452,804
Thermo Fisher Scientific, Inc.	204,462	64,190,845
Tricida, Inc. *	14,344	573,186
Turning Point Therapeutics, Inc. *	7,419	417,096
Twist Bioscience Corp. *	11,233	267,682
Ultragenyx Pharmaceutical, Inc. *	28,435	1,127,448
United Therapeutics Corp. *	22,097	2,038,669
UNITY Biotechnology, Inc. *(a)	12,046	92,995
Vanda Pharmaceuticals, Inc. *	26,228	438,794
Veracyte, Inc. *	22,666	650,968
Vericel Corp. *	22,762	424,739
Vertex Pharmaceuticals, Inc. *	131,099	29,071,203
Voyager Therapeutics, Inc. *	11,395	155,428
Waters Corp. *	33,733	7,491,087
WaVe Life Sciences Ltd. *	9,221	305,676
Xencor, Inc. *	24,571	968,097
Y-mAbs Therapeutics, Inc. *	6,033	203,614
ZIOPHARM Oncology, Inc. *(a)	83,521	435,144
Zoetis, Inc.	243,247	29,316,128
Zogenix, Inc. *	20,115	961,095
		1,204,491,705

Real Estate 4.1%
Acadia Realty Trust	41,962	1,127,939
Agree Realty Corp.	21,415	1,601,414
Alexander & Baldwin, Inc.	36,004	780,567
Security	Number of Shares	Value ($)
Alexander's, Inc.	1,052	343,331
Alexandria Real Estate Equities, Inc.	57,738	9,383,580
Altisource Portfolio Solutions S.A. *	4,759	85,757
American Assets Trust, Inc.	24,160	1,148,325
American Campus Communities, Inc.	70,012	3,363,376
American Finance Trust, Inc.	54,214	801,825
American Homes 4 Rent, Class A	130,189	3,477,348
American Tower Corp.	226,712	48,523,169
Americold Realty Trust	98,149	3,692,365
Apartment Investment & Management Co., Class A	76,187	4,096,575
Apple Hospitality REIT, Inc.	106,317	1,728,714
Armada Hoffler Properties, Inc.	28,114	507,739
Ashford Hospitality Trust, Inc.	55,493	152,606
AvalonBay Communities, Inc.	71,255	15,277,785
Boston Properties, Inc.	73,346	10,161,355
Braemar Hotels & Resorts, Inc.	16,079	157,735
Brandywine Realty Trust	90,704	1,399,563
Brixmor Property Group, Inc.	151,198	3,317,284
Camden Property Trust	49,401	5,510,682
CareTrust REIT, Inc.	48,334	1,009,214
CBL & Associates Properties, Inc.	89,583	129,000
CBRE Group, Inc., Class A *	171,685	9,789,479
Cedar Realty Trust, Inc.	48,095	128,414
Chatham Lodging Trust	23,785	435,266
City Office REIT, Inc.	19,829	266,303
Colony Capital, Inc.	255,367	1,246,191
Columbia Property Trust, Inc.	60,530	1,256,603
Community Healthcare Trust, Inc.	9,222	438,967
CoreCivic, Inc.	61,523	932,073
CorEnergy Infrastructure Trust, Inc.	6,285	278,048
CorePoint Lodging, Inc.	20,619	208,458
CoreSite Realty Corp.	18,787	2,130,258
Corporate Office Properties Trust	56,780	1,656,840
Cousins Properties, Inc.	74,410	3,012,861
Crown Castle International Corp.	212,356	28,383,503
CubeSmart	98,082	3,024,849
CyrusOne, Inc.	56,919	3,546,054
DiamondRock Hospitality Co.	100,669	1,036,891
Digital Realty Trust, Inc.	106,474	12,878,030
Douglas Emmett, Inc.	83,872	3,696,239
Duke Realty Corp.	183,958	6,471,642
Easterly Government Properties, Inc.	35,875	834,453
EastGroup Properties, Inc.	19,223	2,617,980
Empire State Realty Trust, Inc., Class A	78,002	1,088,908
EPR Properties	38,979	2,764,391
Equinix, Inc.	43,561	24,692,553
Equity Commonwealth	61,829	2,031,083
Equity LifeStyle Properties, Inc.	94,332	6,988,115
Equity Residential	178,337	15,176,479
Essential Properties Realty Trust, Inc.	38,998	1,017,458
Essex Property Trust, Inc.	33,534	10,468,644
eXp World Holdings, Inc. *(a)	9,735	106,598
Extra Space Storage, Inc.	65,568	6,953,486
Federal Realty Investment Trust	35,511	4,689,938
First Industrial Realty Trust, Inc.	64,581	2,749,859
Forestar Group, Inc. *	5,827	118,871
Four Corners Property Trust, Inc.	36,277	1,027,365
Franklin Street Properties Corp.	52,445	456,796
Front Yard Residential Corp.	28,277	328,013
FRP Holdings, Inc. *	3,539	176,596
Gaming & Leisure Properties, Inc.	103,656	4,374,283
Getty Realty Corp.	16,444	551,861
Gladstone Commercial Corp.	14,271	325,093
Global Net Lease, Inc.	43,254	881,949
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,607	1,015,715
Healthcare Realty Trust, Inc.	66,829	2,218,055

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Healthcare Trust of America, Inc., Class A	103,155	3,130,754
Healthpeak Properties, Inc.	250,733	8,745,567
Hersha Hospitality Trust	19,028	269,817
Highwoods Properties, Inc.	52,286	2,538,485
Host Hotels & Resorts, Inc.	372,425	6,513,713
Hudson Pacific Properties, Inc.	77,645	2,779,691
Independence Realty Trust, Inc.	46,422	693,545
Industrial Logistics Properties Trust	32,131	695,315
Innovative Industrial Properties, Inc. (a)	5,810	449,752
Investors Real Estate Trust	5,967	461,368
Invitation Homes, Inc.	274,722	8,387,263
Iron Mountain, Inc.	146,417	4,702,914
iStar, Inc.	32,531	422,578
JBG SMITH Properties	60,959	2,431,045
Jones Lang LaSalle, Inc.	26,377	4,387,286
Kennedy-Wilson Holdings, Inc.	64,538	1,459,204
Kilroy Realty Corp.	47,381	3,943,994
Kimco Realty Corp.	215,846	4,666,591
Kite Realty Group Trust	44,071	852,774
Lamar Advertising Co., Class A	43,774	3,652,065
Lexington Realty Trust	125,924	1,395,238
Liberty Property Trust	80,569	4,964,662
Life Storage, Inc.	23,835	2,610,409
LTC Properties, Inc.	19,666	920,565
Mack-Cali Realty Corp.	46,908	1,003,362
Marcus & Millichap, Inc. *	11,439	420,498
Medical Properties Trust, Inc.	253,093	5,254,211
Mid-America Apartment Communities, Inc.	59,156	8,051,723
Monmouth Real Estate Investment Corp., Class A	51,074	782,964
National Health Investors, Inc.	21,855	1,770,036
National Retail Properties, Inc.	87,602	4,882,935
National Storage Affiliates Trust	29,924	1,002,454
New Senior Investment Group, Inc.	41,813	328,232
Newmark Group, Inc., Class A	81,486	1,063,392
NexPoint Residential Trust, Inc.	10,609	507,641
Office Properties Income Trust	23,490	783,626
Omega Healthcare Investors, Inc.	110,148	4,629,520
One Liberty Properties, Inc.	7,497	204,743
Outfront Media, Inc.	72,658	1,814,997
Paramount Group, Inc.	103,926	1,412,354
Park Hotels & Resorts, Inc.	122,541	2,898,095
Pebblebrook Hotel Trust	66,898	1,752,728
Pennsylvania Real Estate Investment Trust (a)	28,192	162,386
Physicians Realty Trust	93,909	1,802,114
Piedmont Office Realty Trust, Inc., Class A	64,496	1,426,652
PotlatchDeltic Corp.	34,412	1,494,513
Preferred Apartment Communities, Inc., Class A	22,985	316,503
Prologis, Inc.	321,994	29,478,551
PS Business Parks, Inc.	10,231	1,806,692
Public Storage	76,661	16,150,940
QTS Realty Trust, Inc., Class A	28,271	1,500,342
Rayonier, Inc.	65,087	1,993,615
RE/MAX Holdings, Inc., Class A	9,914	380,202
Realogy Holdings Corp.	55,477	580,844
Realty Income Corp.	163,439	12,524,331
Redfin Corp. *	42,322	815,968
Regency Centers Corp.	85,540	5,563,522
Retail Opportunity Investments Corp.	58,938	1,075,029
Retail Properties of America, Inc., Class A	111,630	1,588,495
Retail Value, Inc.	7,526	267,248
Rexford Industrial Realty, Inc.	56,533	2,705,669
Security	Number of Shares	Value ($)
RLJ Lodging Trust	89,776	1,534,272
RPT Realty	41,733	616,814
Ryman Hospitality Properties, Inc.	26,480	2,362,810
Sabra Health Care REIT, Inc.	97,341	2,168,757
Safehold, Inc.	5,392	220,263
Saul Centers, Inc.	5,788	307,574
SBA Communications Corp.	57,786	13,664,655
Senior Housing Properties Trust	120,673	883,326
Seritage Growth Properties, Class A	17,160	725,525
Service Properties Trust	84,504	1,968,098
Simon Property Group, Inc.	157,243	23,776,714
SITE Centers Corp.	71,711	1,039,092
SL Green Realty Corp.	42,096	3,592,052
Spirit Realty Capital, Inc.	50,886	2,666,426
STAG Industrial, Inc.	64,716	2,005,549
STORE Capital Corp.	107,227	4,365,211
Summit Hotel Properties, Inc.	54,499	660,528
Sun Communities, Inc.	46,650	7,683,722
Sunstone Hotel Investors, Inc.	115,991	1,623,874
Tanger Factory Outlet Centers, Inc. (a)	49,085	747,074
Taubman Centers, Inc.	31,527	1,023,997
Tejon Ranch Co. *	9,491	156,032
Terreno Realty Corp.	32,925	1,900,431
The GEO Group, Inc.	61,653	854,511
The Howard Hughes Corp. *	22,058	2,435,424
The Macerich Co.	56,231	1,514,301
The RMR Group, Inc., Class A	7,910	371,533
The St. Joe Co. *	16,157	306,983
UDR, Inc.	149,327	7,175,162
UMH Properties, Inc.	17,683	276,032
Uniti Group, Inc.	116,657	783,935
Universal Health Realty Income Trust	6,492	773,846
Urban Edge Properties	60,486	1,253,875
Urstadt Biddle Properties, Inc.	194	3,711
Urstadt Biddle Properties, Inc., Class A	17,376	423,453
Ventas, Inc.	189,748	11,064,206
VEREIT, Inc.	536,775	5,238,924
VICI Properties, Inc.	235,311	5,819,241
Vornado Realty Trust	83,413	5,385,977
Washington Prime Group, Inc. (a)	97,061	403,774
Washington Real Estate Investment Trust	41,829	1,299,627
Weingarten Realty Investors	64,075	2,040,148
Welltower, Inc.	206,379	17,453,472
Weyerhaeuser Co.	379,873	11,210,052
Whitestone REIT	19,028	267,153
WP Carey, Inc.	88,036	7,343,963
Xenia Hotels & Resorts, Inc.	55,920	1,177,675
		644,090,255

Retailing 5.7%
1-800-Flowers.com, Inc., Class A *	11,318	152,453
Aaron's, Inc.	34,360	2,006,624
Abercrombie & Fitch Co., Class A	32,990	526,850
Advance Auto Parts, Inc.	37,051	5,819,971
Amazon.com, Inc. *	212,393	382,477,314
America's Car-Mart, Inc. *	3,259	356,078
American Eagle Outfitters, Inc.	79,994	1,197,510
Asbury Automotive Group, Inc. *	9,712	1,076,478
At Home Group, Inc. *	24,286	208,374
AutoNation, Inc. *	30,517	1,559,114
AutoZone, Inc. *	12,544	14,775,828
Barnes & Noble Education, Inc. *	21,672	109,227
Bed Bath & Beyond, Inc. (a)	66,739	973,055
Best Buy Co., Inc.	118,344	9,543,260
Big Lots, Inc.	21,450	448,305
Booking Holdings, Inc. *	21,706	41,328,875
Boot Barn Holdings, Inc. *	13,721	546,370
Burlington Stores, Inc. *	33,729	7,589,025

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Caleres, Inc.	21,539	471,489
Camping World Holdings, Inc., Class A (a)	14,456	174,050
CarMax, Inc. *	84,379	8,206,702
Carvana Co. *	25,432	2,424,178
Chewy, Inc., Class A *(a)	27,461	679,934
Chico's FAS, Inc.	60,124	286,791
Conn's, Inc. *	9,735	213,489
Core-Mark Holding Co., Inc.	23,169	624,405
Designer Brands, Inc., Class A	29,431	485,612
Dick's Sporting Goods, Inc.	32,960	1,509,898
Dillard's, Inc., Class A	5,202	373,504
Dollar General Corp.	130,916	20,600,942
Dollar Tree, Inc. *	120,576	11,027,881
Duluth Holdings, Inc., Class B *(a)	5,063	46,731
eBay, Inc.	401,681	14,267,709
Etsy, Inc. *	61,861	2,684,149
Expedia Group, Inc.	70,587	7,175,874
Express, Inc. *	34,200	134,406
Five Below, Inc. *	28,604	3,538,601
Floor & Decor Holdings, Inc., Class A *	35,135	1,686,831
Foot Locker, Inc.	55,350	2,216,767
Funko, Inc., Class A *	8,997	128,387
GameStop Corp., Class A (a)	53,201	337,294
Genesco, Inc. *	8,635	320,704
Genuine Parts Co.	74,702	7,796,648
GNC Holdings, Inc., Class A *	46,557	136,878
Group 1 Automotive, Inc.	9,082	936,263
Groupon, Inc. *	229,209	664,706
GrubHub, Inc. *	46,624	2,010,427
Guess?, Inc.	21,536	414,568
Haverty Furniture Cos., Inc.	10,439	209,928
Hibbett Sports, Inc. *	11,014	312,467
J.C. Penney Co., Inc. *	183,151	206,961
Kohl's Corp.	81,179	3,816,225
L Brands, Inc.	119,271	2,282,847
Lands' End, Inc. *	7,359	86,689
Liquidity Services, Inc. *	14,361	100,383
Lithia Motors, Inc., Class A	11,496	1,846,028
LKQ Corp. *	157,335	5,550,779
Lowe's Cos., Inc.	393,814	46,198,320
Lumber Liquidators Holdings, Inc. *(a)	13,415	119,528
Macy's, Inc. (a)	158,457	2,427,561
MarineMax, Inc. *	11,514	190,672
Monro, Inc.	17,290	1,269,086
Murphy USA, Inc. *	15,506	1,822,420
National Vision Holdings, Inc. *	40,199	1,214,010
Nordstrom, Inc.	54,256	2,070,952
O'Reilly Automotive, Inc. *	39,024	17,259,535
Office Depot, Inc.	282,312	629,556
Ollie's Bargain Outlet Holdings, Inc. *	27,949	1,827,865
Overstock.com, Inc. *	15,035	114,116
Party City Holdco, Inc. *	28,100	54,233
Penske Automotive Group, Inc.	17,031	859,895
PetMed Express, Inc. (a)	9,778	223,232
Pool Corp.	20,506	4,233,464
Quotient Technology, Inc. *	33,767	352,190
Qurate Retail, Inc., Series A *	198,625	1,878,992
Rent-A-Center, Inc.	25,507	663,947
RH *	7,999	1,644,514
Ross Stores, Inc.	185,415	21,535,952
Sally Beauty Holdings, Inc. *	62,616	1,154,013
Shoe Carnival, Inc.	4,649	165,040
Shutterstock, Inc. *	9,014	374,802
Signet Jewelers Ltd.	26,424	485,409
Sleep Number Corp. *	15,757	760,590
Sonic Automotive, Inc., Class A	13,629	446,350
Sportsman's Warehouse Holdings, Inc. *	15,098	110,366
Stamps.com, Inc. *	8,565	747,296
Security	Number of Shares	Value ($)
Stitch Fix, Inc., Class A *(a)	12,228	288,336
Tailored Brands, Inc. (a)	24,609	130,182
Target Corp.	261,297	32,664,738
The Buckle, Inc.	12,824	356,764
The Cato Corp., Class A	11,306	215,492
The Children's Place, Inc.	7,724	558,136
The Container Store Group, Inc. *	10,510	43,722
The Gap, Inc.	108,245	1,797,949
The Home Depot, Inc.	559,889	123,461,123
The Michaels Cos., Inc. *	44,740	365,973
The RealReal, Inc. *(a)	7,958	136,878
The Rubicon Project, Inc. *	21,998	177,744
The TJX Cos., Inc.	616,949	37,714,092
Tiffany & Co.	55,302	7,399,408
Tractor Supply Co.	60,883	5,749,791
Ulta Salon, Cosmetics & Fragrance, Inc. *	30,058	7,029,364
Urban Outfitters, Inc. *	35,658	914,984
Vitamin Shoppe, Inc. *	7,768	50,337
Wayfair, Inc., Class A *	33,006	2,802,870
Weyco Group, Inc.	3,518	86,367
Williams-Sonoma, Inc.	39,726	2,756,984
Winmark Corp.	912	161,424
Zumiez, Inc. *	9,954	294,041
		912,673,441

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc. *	19,009	1,220,568
Advanced Micro Devices, Inc. *	553,964	21,687,691
Ambarella, Inc. *	15,950	873,103
Amkor Technology, Inc. *	54,218	655,496
Analog Devices, Inc.	188,091	21,244,878
Applied Materials, Inc.	470,522	27,243,224
Axcelis Technologies, Inc. *	17,920	384,205
Broadcom, Inc.	203,647	64,395,218
Brooks Automation, Inc.	36,400	1,629,628
Cabot Microelectronics Corp.	14,679	1,958,325
CEVA, Inc. *	12,155	315,058
Cirrus Logic, Inc. *	29,262	2,098,085
Cohu, Inc.	21,524	381,836
Cree, Inc. *	54,595	2,413,645
Cypress Semiconductor Corp.	194,181	4,553,544
Diodes, Inc. *	20,507	946,193
Enphase Energy, Inc. *(a)	40,589	887,681
Entegris, Inc.	69,049	3,267,399
First Solar, Inc. *	37,830	2,089,729
FormFactor, Inc. *	39,513	914,331
Ichor Holdings Ltd. *	12,286	387,623
Impinj, Inc. *	7,045	222,340
Inphi Corp. *	23,002	1,601,629
Intel Corp.	2,264,914	131,478,258
KLA Corp.	81,194	13,304,449
Kulicke & Soffa Industries, Inc.	31,721	795,880
Lam Research Corp.	73,652	19,652,563
Lattice Semiconductor Corp. *	71,332	1,347,462
MACOM Technology Solutions Holdings, Inc. *	22,793	562,303
Marvell Technology Group Ltd.	337,932	8,911,267
Maxim Integrated Products, Inc.	138,567	7,852,592
MaxLinear, Inc., Class A *	31,574	627,375
Microchip Technology, Inc.	121,240	11,462,030
Micron Technology, Inc. *	562,856	26,741,289
MKS Instruments, Inc.	27,918	2,967,125
Monolithic Power Systems, Inc.	20,682	3,323,184
NeoPhotonics Corp. *	19,550	160,310
NVIDIA Corp.	311,641	67,545,070
ON Semiconductor Corp. *	209,577	4,499,618
Onto Innovation, Inc. *	24,934	836,785
PDF Solutions, Inc. *	12,961	205,302

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Photronics, Inc. *	34,148	401,580
Power Integrations, Inc.	14,700	1,344,903
Qorvo, Inc. *	59,924	6,244,680
QUALCOMM, Inc.	583,803	48,776,741
Rambus, Inc. *	58,322	761,102
Semtech Corp. *	33,550	1,625,833
Silicon Laboratories, Inc. *	22,254	2,357,366
Skyworks Solutions, Inc.	87,747	8,625,530
SMART Global Holdings, Inc. *	6,667	205,344
SolarEdge Technologies, Inc. *	24,543	2,002,954
SunPower Corp. *	32,326	242,122
Synaptics, Inc. *	17,100	977,436
Teradyne, Inc.	86,815	5,433,751
Texas Instruments, Inc.	476,830	57,319,734
Ultra Clean Holdings, Inc. *	22,089	491,259
Universal Display Corp.	21,571	4,189,520
Veeco Instruments, Inc. *	26,697	365,482
Xilinx, Inc.	128,999	11,968,527
Xperi Corp.	25,650	507,614
		617,485,769

Software & Services 12.4%
2U, Inc. *	34,084	850,055
8x8, Inc. *	50,026	1,026,533
A10 Networks, Inc. *	32,616	217,549
Accenture plc, Class A	325,896	65,557,239
ACI Worldwide, Inc. *	59,534	2,232,525
Adobe, Inc. *	248,278	76,849,489
Agilysys, Inc. *	10,381	262,951
Akamai Technologies, Inc. *	84,279	7,342,386
Alarm.com Holdings, Inc. *	18,992	828,431
Alliance Data Systems Corp.	20,964	2,241,261
Altair Engineering, Inc., Class A *	19,268	639,120
Alteryx, Inc., Class A *	23,662	2,686,347
Anaplan, Inc. *	42,938	2,315,217
ANSYS, Inc. *	42,897	10,925,437
Appfolio, Inc., Class A *	7,351	830,075
Appian Corp. *(a)	16,701	719,479
Aspen Technology, Inc. *	34,951	4,382,855
Autodesk, Inc. *	111,514	20,172,883
Automatic Data Processing, Inc.	221,621	37,848,434
Avalara, Inc. *	33,601	2,621,886
Avaya Holdings Corp. *	58,335	744,938
Benefitfocus, Inc. *	16,644	399,123
Black Knight, Inc. *	76,250	4,804,512
Blackbaud, Inc.	24,777	2,053,518
Blackline, Inc. *	21,748	1,170,477
Booz Allen Hamilton Holding Corp.	71,285	5,186,697
Bottomline Technologies (DE), Inc. *	20,304	1,004,845
Box, Inc., Class A *	76,536	1,396,017
Broadridge Financial Solutions, Inc.	58,286	7,210,561
CACI International, Inc., Class A *	12,825	3,069,279
Cadence Design Systems, Inc. *	142,940	10,041,535
Carbonite, Inc. *	18,301	420,923
Cardtronics plc, Class A *	20,232	854,195
Cass Information Systems, Inc.	5,801	327,582
CDK Global, Inc.	62,425	3,342,859
Cerence, Inc. *	18,060	281,014
Ceridian HCM Holding, Inc. *	50,523	3,049,568
ChannelAdvisor Corp. *	11,562	109,723
Cision Ltd. *	49,102	488,074
Citrix Systems, Inc.	63,534	7,167,271
Cloudera, Inc. *	123,354	1,218,737
Cognizant Technology Solutions Corp., Class A	281,493	18,046,516
CommVault Systems, Inc. *	21,114	1,068,791
Conduent, Inc. *	84,714	573,514
CoreLogic, Inc. *	40,947	1,696,434
Security	Number of Shares	Value ($)
Cornerstone OnDemand, Inc. *	26,916	1,659,910
Coupa Software, Inc. *	31,592	4,849,056
Crowdstrike Holdings, Inc., Class A *(a)	10,610	615,380
CSG Systems International, Inc.	17,100	977,949
Digimarc Corp. *(a)	6,380	206,584
Digital Turbine, Inc. *	31,604	280,644
DocuSign, Inc. *	63,059	4,490,431
Domo, Inc., Class B *	10,325	194,110
Dropbox, Inc., Class A *	109,262	2,020,254
DXC Technology Co.	133,714	4,991,544
Dynatrace, Inc. *	18,576	493,564
Ebix, Inc.	11,762	409,082
Elastic N.V. *	16,060	1,275,325
Endurance International Group Holdings, Inc. *	39,655	160,603
Envestnet, Inc. *	26,600	1,894,186
EPAM Systems, Inc. *	28,038	5,939,850
Euronet Worldwide, Inc. *	27,829	4,374,440
Everbridge, Inc. *	17,166	1,509,578
EVERTEC, Inc.	29,593	959,405
Evo Payments, Inc., Class A *	18,654	523,618
Exela Technologies, Inc. *	35,269	11,424
ExlService Holdings, Inc. *	17,888	1,248,761
Fair Isaac Corp. *	14,999	5,515,882
Fidelity National Information Services, Inc.	313,685	43,335,583
FireEye, Inc. *	111,808	1,873,902
Fiserv, Inc. *	291,911	33,931,735
Five9, Inc. *	31,357	2,137,607
FleetCor Technologies, Inc. *	44,084	13,530,261
ForeScout Technologies, Inc. *	18,427	660,239
Fortinet, Inc. *	72,450	7,615,219
Gartner, Inc. *	45,702	7,333,343
Genpact Ltd.	78,291	3,186,444
Global Payments, Inc.	152,984	27,705,402
GoDaddy, Inc., Class A *	90,255	5,991,127
GreenSky, Inc., Class A *(a)	21,400	159,216
GTT Communications, Inc. *(a)	18,406	163,261
GTY Technology Holdings, Inc. *	18,484	91,126
Guidewire Software, Inc. *	41,841	5,097,489
HubSpot, Inc. *	20,229	3,054,579
Instructure, Inc. *	17,489	931,114
International Business Machines Corp.	452,196	60,797,752
International Money Express, Inc. *	8,359	113,599
Intuit, Inc.	132,682	34,350,043
j2 Global, Inc.	23,693	2,298,695
Jack Henry & Associates, Inc.	39,219	5,958,935
KBR, Inc.	73,258	2,180,891
Leidos Holdings, Inc.	69,689	6,330,549
LivePerson, Inc. *	31,942	1,267,778
LiveRamp Holdings, Inc. *	34,941	1,750,195
LogMeIn, Inc.	25,415	1,981,862
Manhattan Associates, Inc. *	32,532	2,716,747
ManTech International Corp., Class A	13,841	1,073,785
Mastercard, Inc., Class A	456,476	133,395,981
MAXIMUS, Inc.	32,347	2,414,704
Medallia, Inc. *(a)	8,277	251,290
Microsoft Corp.	3,901,573	590,620,121
MicroStrategy, Inc., Class A *	4,275	642,661
MobileIron, Inc. *	44,871	216,727
Model N, Inc. *	13,494	410,487
MoneyGram International, Inc. *	15,196	46,652
MongoDB, Inc. *	17,728	2,636,154
New Relic, Inc. *	25,659	1,745,325
NIC, Inc.	32,709	742,167
NortonLifeLock, Inc.	290,387	7,230,636
Nuance Communications, Inc. *	144,437	2,589,755
Nutanix, Inc., Class A *	73,235	2,735,327
Okta, Inc. *	54,502	7,073,270

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OneSpan, Inc. *	14,959	278,985
Oracle Corp.	1,125,449	63,182,707
Pagerduty, Inc. *	4,757	123,920
Palo Alto Networks, Inc. *	48,946	11,121,510
Paychex, Inc.	162,859	14,025,417
Paycom Software, Inc. *	24,866	6,883,157
Paylocity Holding Corp. *	18,194	2,225,490
PayPal Holdings, Inc. *	601,556	64,974,064
Paysign, Inc. *(a)	13,699	140,552
Pegasystems, Inc.	19,677	1,527,329
Perficient, Inc. *	17,395	735,461
Perspecta, Inc.	70,994	1,958,014
Pivotal Software, Inc., Class A *	39,793	597,691
Pluralsight, Inc., Class A *	41,948	712,697
Presidio, Inc.	23,977	395,860
Progress Software Corp.	22,665	952,157
Proofpoint, Inc. *	28,443	3,375,900
PROS Holdings, Inc. *	18,445	1,148,939
PTC, Inc. *	53,283	4,081,478
Q2 Holdings, Inc. *	22,471	1,897,227
QAD, Inc., Class A	5,481	280,134
Qualys, Inc. *	17,516	1,532,825
Rapid7, Inc. *	22,272	1,248,791
RealPage, Inc. *	40,575	2,232,842
RingCentral, Inc., Class A *	36,777	6,342,929
Sabre Corp.	138,904	3,115,617
SailPoint Technologies Holding, Inc. *	43,197	1,081,221
salesforce.com, Inc. *	448,419	73,042,971
Science Applications International Corp.	25,046	2,137,676
ServiceNow, Inc. *	96,064	27,189,955
Slack Technologies, Inc., Class A *	19,941	455,054
Smartsheet, Inc., Class A *	44,712	2,120,690
SolarWinds Corp. *	33,226	642,591
Splunk, Inc. *	76,459	11,409,212
SPS Commerce, Inc. *	17,976	1,012,588
Square, Inc., Class A *	175,007	12,096,484
SS&C Technologies Holdings, Inc.	111,805	6,713,890
SVMK, Inc. *	45,570	777,880
Switch, Inc., Class A	31,224	492,090
Sykes Enterprises, Inc. *	20,112	706,736
Synopsys, Inc. *	76,627	10,807,472
TeleNav, Inc. *	18,845	107,793
Tenable Holdings, Inc. *	21,272	577,535
Teradata Corp. *	57,744	1,533,681
The Trade Desk, Inc., Class A *	19,979	5,261,270
The Western Union Co.	216,797	5,827,503
TiVo Corp.	61,312	478,847
TTEC Holdings, Inc.	7,124	327,205
Twilio, Inc., Class A *	62,124	6,416,167
Tyler Technologies, Inc. *	19,657	5,703,872
Unisys Corp. *	27,645	314,600
Upland Software, Inc. *	10,625	411,294
Varonis Systems, Inc. *	15,622	1,220,234
Verint Systems, Inc. *	33,675	1,636,942
VeriSign, Inc. *	53,163	10,140,311
Verra Mobility Corp. *	59,856	896,044
VirnetX Holding Corp. *(a)	30,408	107,340
Virtusa Corp. *	15,681	700,784
Visa, Inc., Class A	882,967	162,916,241
VMware, Inc., Class A	40,158	6,249,388
WEX, Inc. *	21,988	4,422,446
Workday, Inc., Class A *	82,640	14,802,477
Workiva, Inc. *	18,377	797,010
Yext, Inc. *	47,781	824,700
Zendesk, Inc. *	56,351	4,451,729
Zoom Video Communications, Inc., Class A *	13,794	1,027,653
Security	Number of Shares	Value ($)
Zscaler, Inc. *	32,795	1,709,603
Zuora, Inc., Class A *	34,950	557,103
		1,976,446,145

Technology Hardware & Equipment 5.8%
3D Systems Corp. *	56,262	477,664
Acacia Communications, Inc. *	19,128	1,274,690
ADTRAN, Inc.	26,899	247,202
Amphenol Corp., Class A	151,333	15,738,632
Anixter International, Inc. *	15,866	1,361,937
Apple, Inc.	2,170,971	580,192,000
Applied Optoelectronics, Inc. *(a)	9,074	97,092
Arista Networks, Inc. *	27,810	5,426,565
Arlo Technologies, Inc. *	32,678	113,066
Arrow Electronics, Inc. *	42,192	3,360,171
Avid Technology, Inc. *	16,655	131,075
Avnet, Inc.	52,192	2,121,605
AVX Corp.	25,749	523,992
Badger Meter, Inc.	14,329	888,398
Belden, Inc.	20,169	1,083,882
Benchmark Electronics, Inc.	20,413	703,636
CalAmp Corp. *	19,725	206,915
Calix, Inc. *	20,036	155,279
Casa Systems, Inc. *	14,652	53,919
CDW Corp.	73,906	9,981,005
Ciena Corp. *	79,310	3,010,608
Cisco Systems, Inc.	2,169,906	98,318,441
Cognex Corp.	86,480	4,339,566
Coherent, Inc. *	12,496	1,885,147
CommScope Holding Co., Inc. *	98,854	1,344,414
Comtech Telecommunications Corp.	13,299	502,569
Corning, Inc.	398,652	11,576,854
CTS Corp.	16,402	449,087
Daktronics, Inc.	23,951	147,538
Dell Technologies, Inc., Class C *	78,080	3,786,099
Diebold Nixdorf, Inc. *	39,805	289,382
Dolby Laboratories, Inc., Class A	33,224	2,288,469
EchoStar Corp., Class A *	23,041	969,335
ePlus, Inc. *	6,837	571,368
Extreme Networks, Inc. *	62,596	440,050
F5 Networks, Inc. *	30,767	4,483,060
Fabrinet *	18,364	1,110,838
FARO Technologies, Inc. *	9,414	458,650
Fitbit, Inc., Class A *	123,481	859,428
FLIR Systems, Inc.	69,457	3,720,117
Harmonic, Inc. *	41,607	343,674
Hewlett Packard Enterprise Co.	666,477	10,550,331
HP, Inc.	755,757	15,175,601
II-VI, Inc. *	43,449	1,268,276
Infinera Corp. *	77,120	492,026
Insight Enterprises, Inc. *	18,298	1,200,166
InterDigital, Inc.	16,249	922,943
IPG Photonics Corp. *	18,228	2,590,017
Itron, Inc. *	17,711	1,418,297
Jabil, Inc.	71,905	2,792,790
Juniper Networks, Inc.	176,484	4,422,689
KEMET Corp.	31,299	836,309
Keysight Technologies, Inc. *	95,489	10,220,188
Kimball Electronics, Inc. *	11,606	203,569
Knowles Corp. *	42,564	932,152
Littelfuse, Inc.	12,396	2,248,758
Lumentum Holdings, Inc. *	39,052	2,876,570
Methode Electronics, Inc.	20,049	746,023
Motorola Solutions, Inc.	84,354	14,112,424
MTS Systems Corp.	8,985	408,099
Napco Security Technologies, Inc. *	5,917	184,906
National Instruments Corp.	60,540	2,549,945
NCR Corp. *	62,509	2,052,171

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NetApp, Inc.	121,397	7,355,444
NETGEAR, Inc. *	15,575	391,088
NetScout Systems, Inc. *	33,488	843,898
nLight, Inc. *	16,825	335,322
Novanta, Inc. *	17,933	1,670,997
OSI Systems, Inc. *	8,652	860,788
PC Connection, Inc.	5,721	282,160
Plantronics, Inc.	17,227	436,532
Plexus Corp. *	14,811	1,124,155
Pure Storage, Inc., Class A *	113,769	1,828,268
Ribbon Communications, Inc. *	23,151	67,832
Rogers Corp. *	9,600	1,248,192
Sanmina Corp. *	36,554	1,162,783
ScanSource, Inc. *	12,225	433,010
Seagate Technology plc	120,827	7,210,955
SYNNEX Corp.	21,172	2,600,133
TE Connectivity Ltd.	171,226	15,874,362
Tech Data Corp. *	18,208	2,638,157
Trimble, Inc. *	130,872	5,304,242
TTM Technologies, Inc. *	49,392	662,347
Ubiquiti, Inc.	6,677	1,316,704
ViaSat, Inc. *	29,151	2,142,599
Viavi Solutions, Inc. *	118,473	1,779,464
Vishay Intertechnology, Inc.	68,909	1,370,600
Western Digital Corp.	151,114	7,605,568
Xerox Holdings Corp. *	97,112	3,780,570
Zebra Technologies Corp., Class A *	28,039	7,036,107
		920,599,946

Telecommunication Services 1.9%
Anterix, Inc. *	6,790	288,371
AT&T, Inc.	3,732,963	139,538,157
ATN International, Inc.	5,506	309,162
Bandwidth, Inc., Class A *	7,990	446,881
Boingo Wireless, Inc. *	22,184	255,338
CenturyLink, Inc.	501,238	7,262,939
Cincinnati Bell, Inc. *	26,498	171,972
Cogent Communications Holdings, Inc.	20,613	1,292,023
Consolidated Communications Holdings, Inc.	37,828	137,316
GCI Liberty, Inc., Class A *	48,647	3,453,450
Globalstar, Inc. *	304,118	118,606
Gogo, Inc. *(a)	30,417	153,910
Iridium Communications, Inc. *	50,621	1,179,469
ORBCOMM, Inc. *	42,920	172,109
Shenandoah Telecommunications Co.	24,115	905,518
Spok Holdings, Inc.	8,918	109,780
Sprint Corp. *	312,217	1,848,325
T-Mobile US, Inc. *	162,097	12,732,719
Telephone & Data Systems, Inc.	51,091	1,211,368
United States Cellular Corp. *	7,757	263,040
Verizon Communications, Inc.	2,112,650	127,266,036
Vonage Holdings Corp. *	118,775	939,510
Zayo Group Holdings, Inc. *	120,282	4,118,456
		304,174,455

Transportation 1.9%
Air Transport Services Group, Inc. *	31,004	763,008
Alaska Air Group, Inc.	63,156	4,358,396
Allegiant Travel Co.	6,623	1,124,122
AMERCO	4,391	1,590,508
American Airlines Group, Inc.	202,400	5,816,976
ArcBest Corp.	13,386	385,249
Atlas Air Worldwide Holdings, Inc. *	12,939	337,579
Avis Budget Group, Inc. *	29,781	885,985
C.H. Robinson Worldwide, Inc.	68,957	5,299,345
CSX Corp.	407,136	29,126,509
Security	Number of Shares	Value ($)
Daseke, Inc. *	30,351	89,535
Delta Air Lines, Inc.	295,394	16,929,030
Echo Global Logistics, Inc. *	14,698	294,401
Expeditors International of Washington, Inc.	86,917	6,497,915
FedEx Corp.	122,093	19,540,985
Forward Air Corp.	14,637	1,025,029
Genesee & Wyoming, Inc., Class A *	29,116	3,244,978
Hawaiian Holdings, Inc.	24,119	730,565
Heartland Express, Inc.	25,375	543,279
Hertz Global Holdings, Inc. *	52,734	817,377
Hub Group, Inc., Class A *	17,228	879,834
J.B. Hunt Transport Services, Inc.	43,604	5,041,495
JetBlue Airways Corp. *	150,361	2,897,456
Kansas City Southern	51,156	7,797,198
Kirby Corp. *	30,659	2,586,700
Knight-Swift Transportation Holdings, Inc.	63,483	2,348,236
Landstar System, Inc.	20,367	2,269,087
Lyft, Inc., Class A *	101,652	4,978,915
Macquarie Infrastructure Corp.	39,392	1,652,494
Marten Transport Ltd.	18,299	386,658
Matson, Inc.	21,897	826,393
Norfolk Southern Corp.	134,151	25,958,219
Old Dominion Freight Line, Inc.	32,681	6,261,353
Ryder System, Inc.	27,154	1,425,313
Saia, Inc. *	13,116	1,244,708
Schneider National, Inc., Class B	15,924	362,271
SkyWest, Inc.	25,824	1,617,615
Southwest Airlines Co.	246,849	14,228,376
Spirit Airlines, Inc. *	35,922	1,403,473
Uber Technologies, Inc. *	104,522	3,093,851
Union Pacific Corp.	359,614	63,288,468
United Airlines Holdings, Inc. *	113,004	10,486,771
United Parcel Service, Inc., Class B	357,642	42,820,477
Universal Logistics Holdings, Inc.	5,426	108,194
Werner Enterprises, Inc.	21,780	800,633
XPO Logistics, Inc. *	47,148	3,898,668
		308,063,627

Utilities 3.2%
AES Corp.	334,955	6,333,999
ALLETE, Inc.	26,266	2,104,169
Alliant Energy Corp.	120,601	6,391,853
Ameren Corp.	126,918	9,433,815
American Electric Power Co., Inc.	252,288	23,046,509
American States Water Co.	18,974	1,618,292
American Water Works Co., Inc.	92,764	11,227,227
Aqua America, Inc.	110,481	4,890,994
AquaVenture Holdings Ltd. *	8,782	195,487
Atmos Energy Corp.	59,624	6,377,383
Avangrid, Inc.	28,559	1,386,254
Avista Corp.	33,579	1,587,615
Black Hills Corp.	31,100	2,381,327
California Water Service Group	24,894	1,279,552
CenterPoint Energy, Inc.	256,123	6,290,381
Chesapeake Utilities Corp.	8,139	741,788
Clearway Energy, Inc., Class A	16,045	304,534
Clearway Energy, Inc., Class C	39,738	788,005
CMS Energy Corp.	144,504	8,858,095
Consolidated Edison, Inc.	169,469	14,725,161
Dominion Energy, Inc.	419,661	34,878,026
DTE Energy Co.	92,986	11,617,671
Duke Energy Corp.	372,405	32,834,949
Edison International	181,688	12,554,641
El Paso Electric Co.	20,251	1,373,423
Entergy Corp.	100,725	11,723,383
Evergy, Inc.	120,002	7,592,527

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eversource Energy	165,545	13,680,639
Exelon Corp.	494,244	21,944,434
FirstEnergy Corp.	278,992	13,305,128
Hawaiian Electric Industries, Inc.	55,539	2,425,388
IDACORP, Inc.	25,650	2,694,532
MDU Resources Group, Inc.	101,588	2,950,116
MGE Energy, Inc.	17,472	1,354,429
Middlesex Water Co.	8,894	558,632
National Fuel Gas Co.	44,153	1,987,768
New Jersey Resources Corp.	45,773	1,947,183
NextEra Energy, Inc.	250,397	58,547,827
NiSource, Inc.	190,934	5,050,204
Northwest Natural Holding Co.	15,881	1,092,136
NorthWestern Corp.	26,061	1,865,186
NRG Energy, Inc.	129,929	5,162,079
OGE Energy Corp.	102,031	4,291,424
ONE Gas, Inc.	27,197	2,416,997
Ormat Technologies, Inc.	26,352	2,025,151
Otter Tail Corp.	20,527	1,009,107
Pattern Energy Group, Inc., Class A	47,597	1,309,869
Pinnacle West Capital Corp.	57,338	5,010,768
PNM Resources, Inc.	41,542	2,012,710
Portland General Electric Co.	45,723	2,538,084
PPL Corp.	368,217	12,530,424
Public Service Enterprise Group, Inc.	258,249	15,316,748
Sempra Energy	140,745	20,727,516
SJW Group	13,424	950,688
South Jersey Industries, Inc.	47,558	1,485,712
Southwest Gas Holdings, Inc.	27,285	2,067,112
Spire, Inc.	26,087	2,019,656
Sunnova Energy International, Inc. *	7,449	76,576
TerraForm Power, Inc., Class A	41,428	642,548
The Southern Co.	535,136	33,173,081
UGI Corp.	104,415	4,547,273
Unitil Corp.	7,900	482,216
Vistra Energy Corp.	230,556	6,116,651
WEC Energy Group, Inc.	160,611	14,238,165
Xcel Energy, Inc.	267,994	16,478,951
		508,570,168
Total Common Stock
(Cost $11,594,464,888)		15,891,850,558

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	15,456	6,692

Security	Number of Shares	Value ($)
Media & Entertainment 0.0%
DISH Network Corp. expires 12/09/19 *	6,600	4,488
Media General, Inc. CVR *(c)	42,134	3,586
		8,074
Total Rights
(Cost $6,692)		14,766

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (d)	4,375,864	4,375,864

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.56% (d)	22,349,007	22,349,007
Total Other Investment Companies
(Cost $26,724,871)		26,724,871

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	171	26,878,635	279,086
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,318,844.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2019:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 11/30/19	Balance of Shares Held at 11/30/19	Dividends Received
The Charles Schwab Corp.	$23,118,065	$379,107	($870,217)	($88,820)	$6,785,417	$29,323,552	592,395	$100,766

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$15,891,850,558	$—	$—	$15,891,850,558
Rights[1]
Materials	—	—	6,692	6,692
Media & Entertainment	4,488	—	3,586	8,074
Other Investment Companies[1]	26,724,871	—	—	26,724,871
Futures Contracts[2]	279,086	—	—	279,086
Total	$15,918,859,003	$—	$10,278	$15,918,869,281
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index® ETF

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Aptiv plc	8,029	753,762
Autoliv, Inc.	2,452	200,377
BorgWarner, Inc.	6,334	266,345
Ford Motor Co.	122,098	1,106,208
General Motors Co.	39,270	1,413,720
Gentex Corp.	8,109	230,296
Harley-Davidson, Inc.	5,006	182,118
Lear Corp.	1,726	207,655
Tesla, Inc. *	4,414	1,456,355
The Goodyear Tire & Rubber Co.	7,213	115,336
Thor Industries, Inc.	1,714	109,302
		6,041,474

Banks 5.6%
Associated Banc-Corp.	5,071	108,722
Bank of America Corp.	261,541	8,714,546
Bank OZK	3,721	110,439
BankUnited, Inc.	2,974	104,269
BB&T Corp.	23,797	1,302,172
BOK Financial Corp.	1,047	87,257
CIT Group, Inc.	2,874	130,825
Citigroup, Inc.	70,418	5,289,800
Citizens Financial Group, Inc.	13,959	536,863
Comerica, Inc.	4,655	327,759
Commerce Bancshares, Inc.	3,108	208,329
Cullen/Frost Bankers, Inc.	1,781	166,630
East West Bancorp, Inc.	4,561	208,985
Essent Group Ltd.	3,082	168,431
F.N.B. Corp.	10,172	126,336
Fifth Third Bancorp	22,915	691,804
First Citizens BancShares, Inc., Class A	261	135,668
First Financial Bankshares, Inc.	4,223	145,989
First Hawaiian, Inc.	4,161	118,755
First Horizon National Corp.	9,667	155,445
First Republic Bank	5,245	576,426
Glacier Bancorp, Inc.	2,665	116,860
Hancock Whitney Corp.	2,829	114,886
Huntington Bancshares, Inc.	32,237	480,009
IBERIABANK Corp.	1,639	119,631
Investors Bancorp, Inc.	6,979	84,167
JPMorgan Chase & Co.	99,781	13,147,145
KeyCorp	31,200	604,968
LendingTree, Inc. *	240	86,527
M&T Bank Corp.	4,141	682,188
MGIC Investment Corp.	10,957	157,890
New York Community Bancorp, Inc.	14,446	172,196
PacWest Bancorp	3,721	138,570
People’s United Financial, Inc.	13,808	227,832
Pinnacle Financial Partners, Inc.	2,236	137,335
Popular, Inc.	3,093	171,074
Prosperity Bancshares, Inc.	2,953	207,448
Radian Group, Inc.	6,270	162,017
Security	Number of Shares	Value ($)
Regions Financial Corp.	31,164	518,569
Signature Bank	1,683	207,615
Sterling Bancorp	6,398	130,647
SunTrust Banks, Inc.	13,788	976,742
SVB Financial Group *	1,602	371,232
Synovus Financial Corp.	4,568	173,995
TFS Financial Corp.	1,930	39,160
The PNC Financial Services Group, Inc.	13,886	2,127,474
U.S. Bancorp	44,711	2,684,001
UMB Financial Corp.	1,334	89,738
Umpqua Holdings Corp.	6,840	111,971
United Bankshares, Inc.	3,145	119,101
Valley National Bancorp	10,177	117,850
Webster Financial Corp.	2,846	138,572
Wells Fargo & Co.	125,161	6,816,268
Western Alliance Bancorp	2,977	155,280
Wintrust Financial Corp.	1,773	120,404
Zions Bancorp NA	5,522	274,885
		51,399,697

Capital Goods 6.8%
3M Co.	17,926	3,043,297
A.O. Smith Corp.	4,321	209,136
Acuity Brands, Inc.	1,287	168,314
AECOM *	5,002	216,737
AGCO Corp.	1,991	155,557
Air Lease Corp.	3,249	150,851
Allegion plc	2,896	347,607
Allison Transmission Holdings, Inc.	3,693	178,741
AMETEK, Inc.	7,110	703,961
Arconic, Inc.	12,077	373,904
BWX Technologies, Inc.	3,044	183,036
Carlisle Cos., Inc.	1,745	272,185
Caterpillar, Inc.	17,534	2,537,696
Crane Co.	1,576	130,918
Cummins, Inc.	4,945	904,243
Curtiss-Wright Corp.	1,333	183,034
Deere & Co.	9,821	1,650,419
Donaldson Co., Inc.	3,953	221,684
Dover Corp.	4,535	505,562
Eaton Corp. plc	13,039	1,206,107
EMCOR Group, Inc.	1,703	151,448
Emerson Electric Co.	19,127	1,412,720
EnerSys	1,392	97,677
Fastenal Co.	17,888	635,382
Flowserve Corp.	4,045	196,992
Fluor Corp.	4,393	76,614
Fortive Corp.	9,211	664,758
Fortune Brands Home & Security, Inc.	4,307	272,461
Gardner Denver Holdings, Inc. *	4,184	141,712
Gates Industrial Corp. plc *	1,423	16,919
Generac Holdings, Inc. *	1,918	188,923
General Dynamics Corp.	7,270	1,321,250
General Electric Co.	272,032	3,065,801
Graco, Inc.	5,162	249,376
GrafTech International Ltd.	1,889	26,616

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HD Supply Holdings, Inc. *	5,345	212,838
HEICO Corp.	1,249	162,233
HEICO Corp., Class A	2,250	225,990
Hexcel Corp.	2,705	215,399
Honeywell International, Inc.	22,468	4,011,661
Hubbell, Inc.	1,673	245,964
Huntington Ingalls Industries, Inc.	1,292	325,158
IDEX Corp.	2,364	384,717
Illinois Tool Works, Inc.	9,197	1,603,313
Ingersoll-Rand plc	7,549	989,749
ITT, Inc.	2,747	191,686
Jacobs Engineering Group, Inc.	4,218	388,436
Johnson Controls International plc	24,855	1,064,540
L3Harris Technologies, Inc.	6,969	1,401,396
Lennox International, Inc.	1,095	280,156
Lincoln Electric Holdings, Inc.	1,915	176,678
Lockheed Martin Corp.	7,747	3,029,309
Masco Corp.	9,027	420,207
MasTec, Inc. *	1,963	130,225
MSC Industrial Direct Co., Inc., Class A	1,408	103,361
Nordson Corp.	1,586	263,006
Northrop Grumman Corp.	4,910	1,727,191
nVent Electric plc	5,079	125,502
Oshkosh Corp.	2,178	197,022
Owens Corning	3,391	227,400
PACCAR, Inc.	10,837	881,807
Parker-Hannifin Corp.	4,002	795,558
Pentair plc	5,232	232,039
Proto Labs, Inc. *	822	79,644
Quanta Services, Inc.	4,438	184,798
Raytheon Co.	8,690	1,889,380
RBC Bearings, Inc. *	783	129,884
Rockwell Automation, Inc.	3,649	714,620
Roper Technologies, Inc.	3,247	1,170,121
Sensata Technologies Holding plc *	5,133	264,298
Snap-on, Inc.	1,721	276,152
Spirit AeroSystems Holdings, Inc., Class A	3,184	276,976
Stanley Black & Decker, Inc.	4,692	740,116
Teledyne Technologies, Inc. *	1,129	386,107
Textron, Inc.	7,144	330,339
The Boeing Co.	16,677	6,106,784
The Middleby Corp. *	1,738	201,191
The Timken Co.	2,121	111,543
The Toro Co.	3,272	255,805
TransDigm Group, Inc.	1,546	876,737
Trex Co., Inc. *	1,821	156,715
United Rentals, Inc. *	2,405	368,085
United Technologies Corp.	25,282	3,750,332
W.W. Grainger, Inc.	1,387	439,610
WABCO Holdings, Inc. *	1,646	221,799
Watsco, Inc.	1,017	180,995
Westinghouse Air Brake Technologies Corp.	5,664	445,020
Woodward, Inc.	1,803	210,572
Xylem, Inc.	5,615	435,219
		62,077,021

Commercial & Professional Services 0.9%
ADT, Inc.	3,896	35,999
Cintas Corp.	2,588	665,271
Copart, Inc. *	6,279	558,831
CoStar Group, Inc. *	1,139	698,047
Equifax, Inc.	3,795	529,934
IAA, Inc. *	4,137	187,530
IHS Markit Ltd. *	12,534	910,595
Insperity, Inc.	1,180	91,769
KAR Auction Services, Inc.	4,137	87,373
ManpowerGroup, Inc.	1,855	171,847
MSA Safety, Inc.	1,115	138,182
Security	Number of Shares	Value ($)
Nielsen Holdings plc	11,081	216,634
Republic Services, Inc.	6,609	585,888
Robert Half International, Inc.	3,646	212,197
Rollins, Inc.	4,395	157,561
Stericycle, Inc. *	2,839	178,346
The Brink’s Co.	1,546	143,778
TransUnion	5,911	510,178
Verisk Analytics, Inc.	5,091	750,821
Waste Management, Inc.	12,138	1,370,502
		8,201,283

Consumer Durables & Apparel 1.2%
Brunswick Corp.	2,670	156,916
Capri Holdings Ltd. *	4,622	171,661
Carter’s, Inc.	1,387	143,291
Columbia Sportswear Co.	906	83,805
D.R. Horton, Inc.	10,551	583,998
Deckers Outdoor Corp. *	880	147,998
Garmin Ltd.	4,506	440,191
Hanesbrands, Inc.	11,341	170,909
Hasbro, Inc.	3,922	398,867
Kontoor Brands, Inc. *	1,425	51,086
Leggett & Platt, Inc.	4,105	214,774
Lennar Corp., Class A	8,793	524,502
Lululemon Athletica, Inc. *	3,530	796,686
Mattel, Inc. *	10,908	127,624
Mohawk Industries, Inc. *	1,863	259,646
Newell Brands, Inc.	11,901	228,737
NIKE, Inc., Class B	39,028	3,648,728
NVR, Inc. *	107	405,732
Polaris, Inc.	1,788	174,688
PulteGroup, Inc.	8,042	318,865
PVH Corp.	2,310	223,978
Ralph Lauren Corp.	1,662	178,399
Skechers U.S.A., Inc., Class A *	4,137	166,390
Tapestry, Inc.	8,922	239,913
Toll Brothers, Inc.	4,028	161,805
Under Armour, Inc., Class A *	6,001	113,359
Under Armour, Inc., Class C *	5,970	103,281
VF Corp.	10,145	898,238
Whirlpool Corp.	1,967	281,478
		11,415,545

Consumer Services 2.1%
Aramark	7,717	336,770
Bright Horizons Family Solutions, Inc. *	1,802	271,237
Caesars Entertainment Corp. *	17,346	226,192
Carnival Corp.	12,419	559,848
Chegg, Inc. *	3,545	137,440
Chipotle Mexican Grill, Inc. *	793	645,438
Choice Hotels International, Inc.	981	95,402
Churchill Downs, Inc.	1,147	149,121
Cracker Barrel Old Country Store, Inc.	742	114,075
Darden Restaurants, Inc.	3,804	450,546
Domino’s Pizza, Inc.	1,289	379,353
Dunkin’ Brands Group, Inc.	2,552	195,356
Eldorado Resorts, Inc. *	1,994	106,699
Grand Canyon Education, Inc. *	1,478	125,911
H&R Block, Inc.	6,253	152,448
Hilton Worldwide Holdings, Inc.	8,974	942,270
Las Vegas Sands Corp.	10,569	663,205
Marriott International, Inc., Class A	8,547	1,199,657
Marriott Vacations Worldwide Corp.	1,200	147,408
McDonald’s Corp.	23,706	4,610,343
MGM Resorts International	16,279	520,114
Norwegian Cruise Line Holdings Ltd. *	6,685	358,583
Planet Fitness, Inc., Class A *	2,580	190,714

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Royal Caribbean Cruises Ltd.	5,357	642,947
Service Corp. International	5,719	251,750
ServiceMaster Global Holdings, Inc. *	4,256	166,793
Six Flags Entertainment Corp.	2,449	106,482
Starbucks Corp.	37,299	3,186,454
Texas Roadhouse, Inc.	2,040	118,116
The Wendy’s Co.	5,675	121,672
Vail Resorts, Inc.	1,248	302,852
Wyndham Destinations, Inc.	2,996	145,306
Wyndham Hotels & Resorts, Inc.	3,097	179,409
Wynn Resorts Ltd.	2,988	361,100
Yum! Brands, Inc.	9,454	951,734
		19,112,745

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	1,581	134,970
AGNC Investment Corp.	17,240	298,597
Ally Financial, Inc.	12,178	387,748
American Express Co.	21,231	2,550,268
Ameriprise Financial, Inc.	4,044	662,690
Annaly Capital Management, Inc.	45,323	422,864
AXA Equitable Holdings, Inc.	13,785	341,041
Berkshire Hathaway, Inc., Class B *	61,163	13,474,209
BlackRock, Inc.	3,664	1,813,350
Blackstone Mortgage Trust, Inc., Class A	4,170	152,747
Capital One Financial Corp.	14,730	1,473,147
Cboe Global Markets, Inc.	3,516	418,052
Chimera Investment Corp.	6,094	124,135
CME Group, Inc.	11,159	2,262,264
Credit Acceptance Corp. *	427	183,806
Discover Financial Services	9,862	836,988
E*TRADE Financial Corp.	7,050	312,315
Eaton Vance Corp.	3,561	167,972
Evercore, Inc., Class A	1,231	95,255
FactSet Research Systems, Inc.	1,210	314,176
FirstCash, Inc.	1,332	107,679
Franklin Resources, Inc.	8,804	242,022
Green Dot Corp., Class A *	1,485	35,284
Interactive Brokers Group, Inc., Class A	2,366	114,562
Intercontinental Exchange, Inc.	17,495	1,647,504
Invesco Ltd.	12,029	211,229
Janus Henderson Group plc	5,033	127,838
Jefferies Financial Group, Inc.	7,818	163,396
Lazard Ltd., Class A	3,517	135,897
LPL Financial Holdings, Inc.	2,565	236,878
MarketAxess Holdings, Inc.	1,183	477,719
Moody’s Corp.	5,082	1,151,937
Morgan Stanley	39,224	1,940,804
Morningstar, Inc.	640	100,544
MSCI, Inc.	2,634	682,706
Nasdaq, Inc.	3,633	380,738
New Residential Investment Corp.	12,762	197,811
Northern Trust Corp.	6,721	720,760
OneMain Holdings, Inc.	2,410	103,847
Raymond James Financial, Inc.	3,854	346,166
S&P Global, Inc.	7,681	2,032,777
Santander Consumer USA Holdings, Inc.	3,284	77,338
SEI Investments Co.	3,939	254,184
SLM Corp.	13,061	111,410
Starwood Property Trust, Inc.	8,769	214,841
State Street Corp.	11,688	877,769
Stifel Financial Corp.	2,164	135,293
Synchrony Financial	19,102	714,606
T. Rowe Price Group, Inc.	7,361	909,525
TD Ameritrade Holding Corp.	8,396	435,165
The Bank of New York Mellon Corp.	26,668	1,305,932
The Charles Schwab Corp. (a)	36,126	1,788,237
The Goldman Sachs Group, Inc.	10,109	2,237,627
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	8,342	121,293
Voya Financial, Inc.	4,375	254,975
		47,022,887

Energy 3.9%
Antero Resources Corp. *	6,697	13,327
Apache Corp.	11,654	259,651
Baker Hughes Co.	20,177	452,368
Cabot Oil & Gas Corp.	13,301	212,018
Centennial Resource Development, Inc., Class A *	5,631	17,400
Cheniere Energy, Inc. *	7,295	441,639
Chevron Corp.	59,215	6,935,853
Cimarex Energy Co.	3,177	146,047
Concho Resources, Inc.	6,273	455,169
ConocoPhillips	34,649	2,076,861
Continental Resources, Inc.	2,860	88,317
CVR Energy, Inc.	1,039	45,082
Devon Energy Corp.	12,618	276,208
Diamondback Energy, Inc.	5,087	393,429
EOG Resources, Inc.	18,018	1,277,476
EQT Corp.	7,925	69,185
Equitrans Midstream Corp.	6,673	66,530
Exxon Mobil Corp.	131,958	8,990,299
Halliburton Co.	27,301	573,048
Helmerich & Payne, Inc.	3,346	132,267
Hess Corp.	8,076	501,439
HollyFrontier Corp.	4,727	243,677
Kinder Morgan, Inc.	60,663	1,189,601
Marathon Oil Corp.	25,103	292,450
Marathon Petroleum Corp.	20,558	1,246,637
Murphy Oil Corp.	4,747	109,228
National Oilwell Varco, Inc.	12,017	270,983
Noble Energy, Inc.	14,931	309,968
Occidental Petroleum Corp.	27,794	1,072,015
ONEOK, Inc.	12,820	910,861
Parsley Energy, Inc., Class A	8,773	131,420
PBF Energy, Inc., Class A	3,182	99,597
Peabody Energy Corp.	2,252	21,799
Phillips 66	13,999	1,605,965
Pioneer Natural Resources Co.	5,178	661,956
Schlumberger Ltd.	43,245	1,565,469
Targa Resources Corp.	7,278	265,865
TechnipFMC plc	12,955	244,072
The Williams Cos., Inc.	37,631	854,976
Transocean Ltd. *	17,906	89,172
Valero Energy Corp.	12,943	1,235,927
WPX Energy, Inc. *	13,247	130,351
		35,975,602

Food & Staples Retailing 1.5%
BJ’s Wholesale Club Holdings, Inc. *	3,773	89,420
Casey’s General Stores, Inc.	1,136	197,403
Costco Wholesale Corp.	13,707	4,109,495
Performance Food Group Co. *	3,399	159,957
Sysco Corp.	16,045	1,292,425
The Kroger Co.	24,732	676,173
US Foods Holding Corp. *	6,849	272,385
Walgreens Boots Alliance, Inc.	23,715	1,413,414
Walmart, Inc.	44,361	5,282,951
		13,493,623

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	58,278	2,896,417
Archer-Daniels-Midland Co.	17,256	740,800
Brown-Forman Corp., Class B	5,680	385,218

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bunge Ltd.	4,479	239,089
Campbell Soup Co.	5,254	244,679
Conagra Brands, Inc.	15,034	434,032
Constellation Brands, Inc., Class A	5,200	967,512
Darling Ingredients, Inc. *	5,064	120,523
Flowers Foods, Inc.	5,846	125,864
General Mills, Inc.	18,890	1,007,215
Hormel Foods Corp.	8,663	385,763
Ingredion, Inc.	2,039	169,584
Kellogg Co.	7,753	504,875
Keurig Dr Pepper, Inc.	8,350	258,349
Lamb Weston Holdings, Inc.	4,600	386,308
Lancaster Colony Corp.	606	95,766
McCormick & Co., Inc. Non-Voting Shares	3,847	651,105
Molson Coors Brewing Co., Class B	5,824	293,995
Mondelez International, Inc., Class A	45,044	2,366,612
Monster Beverage Corp. *	12,113	724,600
National Beverage Corp. *	365	18,119
PepsiCo, Inc.	43,616	5,924,361
Philip Morris International, Inc.	48,561	4,027,164
Pilgrim’s Pride Corp. *	1,661	52,321
Post Holdings, Inc. *	2,122	224,083
Seaboard Corp.	8	32,892
The Coca-Cola Co.	120,068	6,411,631
The Hershey Co.	4,656	689,833
The J.M. Smucker Co.	3,556	373,700
The Kraft Heinz Co.	19,383	591,181
TreeHouse Foods, Inc. *	1,693	82,771
Tyson Foods, Inc., Class A	9,212	828,067
		32,254,429

Health Care Equipment & Services 6.4%
Abbott Laboratories	55,151	4,712,653
ABIOMED, Inc. *	1,413	277,202
Align Technology, Inc. *	2,262	627,343
Amedisys, Inc. *	993	161,819
AmerisourceBergen Corp.	4,740	416,693
Anthem, Inc.	7,976	2,302,352
Baxter International, Inc.	15,955	1,307,831
Becton Dickinson & Co.	8,415	2,175,278
Boston Scientific Corp. *	43,442	1,878,867
Cantel Medical Corp.	1,147	88,204
Cardinal Health, Inc.	9,385	516,457
Centene Corp. *	12,937	782,300
Cerner Corp.	9,913	709,672
Chemed Corp.	503	216,300
Cigna Corp. *	11,775	2,354,058
Covetrus, Inc. *	3,179	45,492
CVS Health Corp.	40,529	3,050,618
Danaher Corp.	19,942	2,911,133
DaVita, Inc. *	2,827	202,894
DENTSPLY SIRONA, Inc.	6,991	395,271
DexCom, Inc. *	2,866	651,470
Edwards Lifesciences Corp. *	6,482	1,587,701
Encompass Health Corp.	3,050	215,666
Globus Medical, Inc., Class A *	2,394	133,944
Haemonetics Corp. *	1,579	190,427
HCA Healthcare, Inc.	8,283	1,148,521
HealthEquity, Inc. *	2,281	143,452
Henry Schein, Inc. *	4,625	318,663
Hill-Rom Holdings, Inc.	2,091	224,176
Hologic, Inc. *	8,304	426,161
Humana, Inc.	4,220	1,439,991
ICU Medical, Inc. *	601	112,676
IDEXX Laboratories, Inc. *	2,691	677,002
Insulet Corp. *	1,872	347,630
Integra LifeSciences Holdings Corp. *	2,217	135,215
Intuitive Surgical, Inc. *	3,593	2,130,290
Security	Number of Shares	Value ($)
Laboratory Corp. of America Holdings *	3,050	525,485
LHC Group, Inc. *	953	127,130
LivaNova plc *	1,483	124,216
Masimo Corp. *	1,515	234,931
McKesson Corp.	5,772	834,862
MEDNAX, Inc. *	2,661	69,505
Medtronic plc	41,855	4,662,228
Molina Healthcare, Inc. *	1,933	261,922
Penumbra, Inc. *	1,022	180,812
Quest Diagnostics, Inc.	4,204	447,936
ResMed, Inc.	4,490	671,704
STERIS plc	2,637	398,556
Stryker Corp.	9,996	2,047,781
Teladoc Health, Inc. *	2,203	184,479
Teleflex, Inc.	1,428	504,570
The Cooper Cos., Inc.	1,537	481,219
UnitedHealth Group, Inc.	29,553	8,270,998
Universal Health Services, Inc., Class B	2,505	349,422
Varian Medical Systems, Inc. *	2,836	379,258
Veeva Systems, Inc., Class A *	4,047	603,731
WellCare Health Plans, Inc. *	1,566	504,362
West Pharmaceutical Services, Inc.	2,295	337,434
Wright Medical Group N.V. *	3,909	116,371
Zimmer Biomet Holdings, Inc.	6,366	924,853
		58,259,187

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	7,710	541,550
Colgate-Palmolive Co.	26,771	1,815,609
Coty, Inc., Class A	9,315	107,495
Herbalife Nutrition Ltd. *	2,973	135,599
Kimberly-Clark Corp.	10,699	1,458,702
Nu Skin Enterprises, Inc., Class A	1,727	66,040
The Clorox Co.	3,933	582,989
The Estee Lauder Cos., Inc., Class A	6,903	1,349,329
The Procter & Gamble Co.	78,060	9,528,004
		15,585,317

Insurance 2.6%
Aflac, Inc.	23,166	1,270,423
Alleghany Corp. *	443	345,558
American Financial Group, Inc.	2,317	254,198
American International Group, Inc.	27,164	1,430,456
American National Insurance Co.	296	34,928
Aon plc	7,367	1,499,995
Arch Capital Group Ltd. *	12,525	525,674
Arthur J. Gallagher & Co.	5,769	538,075
Assurant, Inc.	1,892	251,390
Assured Guaranty Ltd.	3,014	149,645
Athene Holding Ltd., Class A *	3,787	170,491
Axis Capital Holdings Ltd.	2,678	158,484
Brighthouse Financial, Inc. *	3,467	142,702
Brown & Brown, Inc.	7,291	275,162
Chubb Ltd.	14,224	2,154,651
Cincinnati Financial Corp.	4,739	507,310
CNA Financial Corp.	849	37,967
Erie Indemnity Co., Class A	567	95,993
Everest Re Group Ltd.	1,269	344,229
Fidelity National Financial, Inc.	8,578	408,570
First American Financial Corp.	3,575	227,441
Globe Life, Inc.	3,106	319,173
Kemper Corp.	1,960	144,883
Lincoln National Corp.	6,312	372,724
Loews Corp.	8,114	413,003
Markel Corp. *	431	489,422
Marsh & McLennan Cos., Inc.	15,818	1,709,451
MetLife, Inc.	24,725	1,234,025

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Old Republic International Corp.	8,871	200,130
Primerica, Inc.	1,291	172,787
Principal Financial Group, Inc.	8,057	443,941
Prudential Financial, Inc.	12,565	1,176,335
Reinsurance Group of America, Inc.	1,954	323,309
RenaissanceRe Holdings Ltd.	1,375	258,954
Selective Insurance Group, Inc.	1,823	120,719
The Allstate Corp.	10,225	1,138,554
The Hanover Insurance Group, Inc.	1,242	168,825
The Hartford Financial Services Group, Inc.	11,350	702,111
The Progressive Corp.	18,251	1,333,236
The Travelers Cos., Inc.	8,139	1,112,764
Unum Group	6,495	199,656
W.R. Berkley Corp.	4,516	307,088
Willis Towers Watson plc	4,031	791,850
		23,956,282

Materials 2.8%
Air Products & Chemicals, Inc.	6,874	1,624,532
Albemarle Corp.	3,307	216,212
Alcoa Corp. *	5,706	116,117
Amcor plc *	50,251	515,575
AptarGroup, Inc.	2,000	224,240
Ashland Global Holdings, Inc.	1,865	133,721
Avery Dennison Corp.	2,599	338,832
Axalta Coating Systems Ltd. *	6,455	183,774
Ball Corp.	10,445	689,997
Berry Global Group, Inc. *	4,148	193,670
Celanese Corp., Series A	3,883	487,588
CF Industries Holdings, Inc.	6,753	312,056
Corteva, Inc. *	23,233	604,523
Crown Holdings, Inc. *	4,240	321,816
Dow, Inc. *	23,090	1,232,313
DuPont de Nemours, Inc.	23,285	1,509,101
Eastman Chemical Co.	4,267	334,405
Ecolab, Inc.	7,821	1,459,946
Element Solutions, Inc. *	7,190	84,051
FMC Corp.	4,034	395,171
Freeport-McMoRan, Inc.	45,226	514,672
Graphic Packaging Holding Co.	9,086	147,829
Huntsman Corp.	6,275	141,940
Ingevity Corp. *	1,286	116,139
International Flavors & Fragrances, Inc.	3,326	469,731
International Paper Co.	12,231	566,785
Linde plc	16,871	3,478,969
Livent Corp. *	4,486	34,991
Louisiana-Pacific Corp.	3,755	111,373
LyondellBasell Industries N.V., Class A	8,088	748,464
Martin Marietta Materials, Inc.	1,958	525,527
NewMarket Corp.	226	111,637
Newmont Goldcorp Corp.	25,551	981,158
Nucor Corp.	9,442	532,151
Olin Corp.	5,062	88,686
Packaging Corp. of America	2,916	326,300
PPG Industries, Inc.	7,367	949,164
Reliance Steel & Aluminum Co.	2,118	249,882
Royal Gold, Inc.	2,048	240,169
RPM International, Inc.	4,056	299,049
Sealed Air Corp.	4,957	187,028
Sonoco Products Co.	3,132	189,580
Steel Dynamics, Inc.	6,901	232,771
The Chemours Co.	5,191	81,966
The Mosaic Co.	11,026	210,045
The Scotts Miracle-Gro Co.	1,248	126,148
The Sherwin-Williams Co.	2,562	1,493,979
United States Steel Corp.	5,319	69,785
Valvoline, Inc.	5,910	133,861
Vulcan Materials Co.	4,101	581,809
Security	Number of Shares	Value ($)
W.R. Grace & Co.	1,737	116,084
Westlake Chemical Corp.	1,097	75,342
Westrock Co.	8,052	324,737
		25,435,391

Media & Entertainment 7.9%
Activision Blizzard, Inc.	23,970	1,314,275
Alphabet, Inc., Class A *	9,341	12,181,505
Alphabet, Inc., Class C *	9,424	12,297,943
Altice USA, Inc., Class A *	9,639	246,566
Cable One, Inc.	154	236,390
Cargurus, Inc. *	2,208	88,519
CBS Corp., Class B Non-Voting Shares	10,211	412,320
Charter Communications, Inc., Class A *	5,036	2,366,970
Cinemark Holdings, Inc.	3,475	117,698
Comcast Corp., Class A	141,559	6,249,830
Discovery, Inc., Class A *	4,935	162,559
Discovery, Inc., Class C *	10,824	330,348
DISH Network Corp., Class A *	7,512	256,685
Electronic Arts, Inc. *	9,153	924,544
Facebook, Inc., Class A *	75,043	15,131,670
Fox Corp., Class A	11,016	393,932
Fox Corp., Class B	5,043	176,404
IAC/InterActiveCorp *	2,248	500,630
Liberty Broadband Corp., Class C *	4,748	567,338
Liberty Global plc, Class A *	5,108	115,185
Liberty Global plc, Class C *	12,818	275,587
Liberty Media Corp. — Liberty Formula One, Class C *	6,270	282,714
Liberty Media Corp. — Liberty SiriusXM, Class A *	2,542	123,795
Liberty Media Corp. — Liberty SiriusXM, Class C *	4,780	231,878
Live Nation Entertainment, Inc. *	4,348	303,534
Netflix, Inc. *	13,666	4,300,144
News Corp., Class A	11,820	152,242
Nexstar Media Group, Inc., Class A	1,407	151,548
Omnicom Group, Inc.	6,745	536,093
Sirius XM Holdings, Inc.	43,071	300,636
Snap, Inc., Class A *	24,064	366,976
Take-Two Interactive Software, Inc. *	3,517	426,788
The Interpublic Group of Cos., Inc.	11,949	267,658
The Madison Square Garden Co., Class A *	522	147,089
The New York Times Co., Class A	4,381	141,287
The Walt Disney Co.	56,181	8,515,916
TripAdvisor, Inc.	3,248	92,243
Twitter, Inc. *	24,172	747,156
Viacom, Inc., Class B	11,255	270,908
World Wrestling Entertainment, Inc., Class A	1,480	91,790
Zillow Group, Inc., Class C *	3,951	154,682
Zynga, Inc., Class A *	29,404	183,187
		72,135,162

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	46,136	4,047,511
Agilent Technologies, Inc.	9,683	782,096
Agios Pharmaceuticals, Inc. *	1,748	67,997
Alexion Pharmaceuticals, Inc. *	7,037	801,796
Alkermes plc *	4,799	100,875
Allergan plc	10,230	1,891,936
Alnylam Pharmaceuticals, Inc. *	3,463	405,656
Amgen, Inc.	18,712	4,392,081
Bio-Rad Laboratories, Inc., Class A *	669	247,115
Bio-Techne Corp.	1,190	259,718
Biogen, Inc. *	5,752	1,724,507
BioMarin Pharmaceutical, Inc. *	5,655	456,415
Bluebird Bio, Inc. *	1,719	139,136

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bristol-Myers Squibb Co.	73,060	4,160,036
Bruker Corp.	3,110	159,201
Catalent, Inc. *	4,570	237,594
Charles River Laboratories International, Inc. *	1,511	219,473
Eli Lilly & Co.	26,481	3,107,545
Emergent BioSolutions, Inc. *	1,367	74,994
Exact Sciences Corp. *	4,325	350,368
Exelixis, Inc. *	9,461	157,336
FibroGen, Inc. *	2,455	104,018
Gilead Sciences, Inc.	39,487	2,655,106
Horizon Therapeutics plc *	5,857	191,992
Illumina, Inc. *	4,584	1,470,364
Immunomedics, Inc. *	5,231	98,238
Incyte Corp. *	5,576	525,036
Intercept Pharmaceuticals, Inc. *	770	83,445
Ionis Pharmaceuticals, Inc. *	3,983	254,753
IQVIA Holdings, Inc. *	5,648	824,495
Jazz Pharmaceuticals plc *	1,788	270,203
Johnson & Johnson	82,320	11,318,177
Merck & Co., Inc.	79,854	6,961,672
Mettler-Toledo International, Inc. *	765	550,349
Mylan N.V. *	16,146	303,222
Nektar Therapeutics *	5,469	110,966
Neurocrine Biosciences, Inc. *	2,854	332,805
PerkinElmer, Inc.	3,466	321,991
Perrigo Co., plc	4,243	217,369
Pfizer, Inc.	172,569	6,647,358
PRA Health Sciences, Inc. *	1,956	212,832
Regeneron Pharmaceuticals, Inc. *	2,495	920,655
Sage Therapeutics, Inc. *	1,614	249,799
Sarepta Therapeutics, Inc. *	2,200	247,478
Seattle Genetics, Inc. *	3,522	423,873
Syneos Health, Inc. *	1,893	103,945
Thermo Fisher Scientific, Inc.	12,495	3,922,805
United Therapeutics Corp. *	1,332	122,890
Vertex Pharmaceuticals, Inc. *	8,019	1,778,213
Waters Corp. *	2,079	461,684
Zoetis, Inc.	14,897	1,795,386
		67,264,505

Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	3,560	578,571
American Campus Communities, Inc.	4,278	205,515
American Homes 4 Rent, Class A	7,928	211,757
American Tower Corp.	13,792	2,951,902
Americold Realty Trust	5,903	222,071
Apartment Investment & Management Co., Class A	4,597	247,181
Apple Hospitality REIT, Inc.	6,501	105,706
AvalonBay Communities, Inc.	4,388	940,831
Boston Properties, Inc.	4,480	620,659
Brixmor Property Group, Inc.	9,185	201,519
Camden Property Trust	3,009	335,654
CBRE Group, Inc., Class A *	10,495	598,425
CoreSite Realty Corp.	1,117	126,657
Cousins Properties, Inc.	4,676	189,331
Crown Castle International Corp.	12,970	1,733,570
CubeSmart	5,995	184,886
CyrusOne, Inc.	3,517	219,109
Digital Realty Trust, Inc.	6,522	788,836
Douglas Emmett, Inc.	5,123	225,771
Duke Realty Corp.	11,308	397,815
EastGroup Properties, Inc.	1,145	155,938
EPR Properties	2,482	176,023
Equinix, Inc.	2,647	1,500,452
Equity Commonwealth	3,849	126,440
Equity LifeStyle Properties, Inc.	5,686	421,219
Equity Residential	10,933	930,398
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	2,034	634,974
Extra Space Storage, Inc.	3,976	421,655
Federal Realty Investment Trust	2,166	286,064
First Industrial Realty Trust, Inc.	3,887	165,508
Gaming & Leisure Properties, Inc.	6,324	266,873
Healthcare Realty Trust, Inc.	4,068	135,017
Healthcare Trust of America, Inc., Class A	6,318	191,751
Healthpeak Properties, Inc.	15,322	534,431
Highwoods Properties, Inc.	3,273	158,904
Host Hotels & Resorts, Inc.	22,777	398,370
Hudson Pacific Properties, Inc.	4,777	171,017
Invitation Homes, Inc.	16,769	511,958
Iron Mountain, Inc.	9,075	291,489
JBG SMITH Properties	3,673	146,479
Jones Lang LaSalle, Inc.	1,589	264,298
Kilroy Realty Corp.	2,886	240,231
Kimco Realty Corp.	13,342	288,454
Lamar Advertising Co., Class A	2,652	221,256
Liberty Property Trust	4,910	302,554
Life Storage, Inc.	1,460	159,899
Medical Properties Trust, Inc.	15,464	321,033
Mid-America Apartment Communities, Inc.	3,558	484,279
National Health Investors, Inc.	1,372	111,118
National Retail Properties, Inc.	5,349	298,153
Omega Healthcare Investors, Inc.	6,766	284,375
Paramount Group, Inc.	6,134	83,361
Park Hotels & Resorts, Inc.	7,472	176,713
Pebblebrook Hotel Trust	4,116	107,839
Prologis, Inc.	19,720	1,805,366
PS Business Parks, Inc.	620	109,486
Public Storage	4,692	988,511
Rayonier, Inc.	4,040	123,745
Realty Income Corp.	9,860	755,572
Regency Centers Corp.	5,235	340,484
Ryman Hospitality Properties, Inc.	1,652	147,408
Sabra Health Care REIT, Inc.	5,800	129,224
SBA Communications Corp.	3,516	831,428
Service Properties Trust	5,053	117,684
Simon Property Group, Inc.	9,582	1,448,894
SL Green Realty Corp.	2,542	216,909
Spirit Realty Capital, Inc.	3,110	162,964
STORE Capital Corp.	6,543	266,366
Sun Communities, Inc.	2,825	465,306
Sunstone Hotel Investors, Inc.	7,146	100,044
The Howard Hughes Corp. *	1,344	148,391
The Macerich Co.	3,435	92,505
UDR, Inc.	9,133	438,841
Uniti Group, Inc.	6,136	41,234
Ventas, Inc.	11,555	673,772
VEREIT, Inc.	32,802	320,147
VICI Properties, Inc.	14,370	355,370
Vornado Realty Trust	4,928	318,201
Weingarten Realty Investors	3,696	117,681
Welltower, Inc.	12,670	1,071,502
Weyerhaeuser Co.	23,338	688,704
WP Carey, Inc.	5,364	447,465
		34,777,493

Retailing 5.9%
Advance Auto Parts, Inc.	2,223	349,189
Amazon.com, Inc. *	12,959	23,336,567
American Eagle Outfitters, Inc.	5,293	79,236
AutoNation, Inc. *	1,918	97,991
AutoZone, Inc. *	766	902,287
Best Buy Co., Inc.	7,231	583,108
Booking Holdings, Inc. *	1,324	2,520,936
Burlington Stores, Inc. *	2,044	459,900
CarMax, Inc. *	5,135	499,430

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dollar General Corp.	8,033	1,264,073
Dollar Tree, Inc. *	7,374	674,426
eBay, Inc.	24,677	876,527
Etsy, Inc. *	3,720	161,411
Expedia Group, Inc.	4,344	441,611
Five Below, Inc. *	1,782	220,451
Foot Locker, Inc.	3,422	137,051
Genuine Parts Co.	4,534	473,213
GrubHub, Inc. *	2,875	123,970
Kohl’s Corp.	4,943	232,370
L Brands, Inc.	7,090	135,703
LKQ Corp. *	9,573	337,735
Lowe’s Cos., Inc.	24,069	2,823,534
Macy’s, Inc.	9,449	144,759
Nordstrom, Inc.	3,277	125,083
O'Reilly Automotive, Inc. *	2,392	1,057,934
Ollie’s Bargain Outlet Holdings, Inc. *	1,727	112,946
Penske Automotive Group, Inc.	1,051	53,065
Pool Corp.	1,251	258,269
Qurate Retail, Inc., Series A *	12,120	114,655
Ross Stores, Inc.	11,339	1,317,025
Target Corp.	15,947	1,993,534
The Gap, Inc.	6,611	109,809
The Home Depot, Inc.	34,172	7,535,268
The TJX Cos., Inc.	37,712	2,305,334
Tiffany & Co.	3,363	449,969
Tractor Supply Co.	3,725	351,789
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,837	429,601
Urban Outfitters, Inc. *	2,230	57,222
Wayfair, Inc., Class A *	2,029	172,303
Williams-Sonoma, Inc.	2,447	169,822
		53,489,106

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	33,904	1,327,342
Analog Devices, Inc.	11,474	1,295,988
Applied Materials, Inc.	28,854	1,670,647
Broadcom, Inc.	12,405	3,922,585
Cree, Inc. *	3,366	148,811
Cypress Semiconductor Corp.	11,425	267,916
Entegris, Inc.	4,197	198,602
First Solar, Inc. *	2,380	131,471
Intel Corp.	138,248	8,025,296
KLA Corp.	4,959	812,582
Lam Research Corp.	4,515	1,204,737
Marvell Technology Group Ltd.	20,628	543,960
Maxim Integrated Products, Inc.	8,512	482,375
Microchip Technology, Inc.	7,450	704,323
Micron Technology, Inc. *	34,463	1,637,337
MKS Instruments, Inc.	1,697	180,357
Monolithic Power Systems, Inc.	1,264	203,100
NVIDIA Corp.	18,979	4,113,509
ON Semiconductor Corp. *	12,623	271,016
Qorvo, Inc. *	3,674	382,868
QUALCOMM, Inc.	35,593	2,973,795
Semtech Corp. *	2,045	99,101
Silicon Laboratories, Inc. *	1,350	143,006
Skyworks Solutions, Inc.	5,348	525,708
Teradyne, Inc.	5,258	329,098
Texas Instruments, Inc.	29,092	3,497,149
Universal Display Corp.	1,353	262,780
Xilinx, Inc.	7,844	727,766
		36,083,225

Security	Number of Shares	Value ($)
Software & Services 12.7%
Accenture plc, Class A	19,885	4,000,067
ACI Worldwide, Inc. *	3,765	141,187
Adobe, Inc. *	15,148	4,688,760
Akamai Technologies, Inc. *	5,146	448,320
Alliance Data Systems Corp.	1,278	136,631
Amdocs Ltd.	4,216	292,169
ANSYS, Inc. *	2,599	661,939
Aspen Technology, Inc. *	2,143	268,732
Autodesk, Inc. *	6,859	1,240,793
Automatic Data Processing, Inc.	13,522	2,309,287
Black Knight, Inc. *	4,663	293,816
Blackbaud, Inc.	1,506	124,817
Booz Allen Hamilton Holding Corp.	4,353	316,724
Broadridge Financial Solutions, Inc.	3,564	440,902
CACI International, Inc., Class A *	789	188,823
Cadence Design Systems, Inc. *	8,727	613,072
CDK Global, Inc.	3,784	202,633
Cerence, Inc. *	1,115	17,349
Ceridian HCM Holding, Inc. *	3,088	186,392
Citrix Systems, Inc.	3,802	428,904
Cognizant Technology Solutions Corp., Class A	17,273	1,107,372
Coupa Software, Inc. *	1,926	295,622
DocuSign, Inc. *	3,848	274,016
Dropbox, Inc., Class A *	6,680	123,513
DXC Technology Co.	8,126	303,344
EPAM Systems, Inc. *	1,704	360,992
Euronet Worldwide, Inc. *	1,693	266,123
Fair Isaac Corp. *	909	334,285
Fidelity National Information Services, Inc.	19,112	2,640,323
FireEye, Inc. *	6,616	110,884
Fiserv, Inc. *	17,803	2,069,421
FleetCor Technologies, Inc. *	2,706	830,526
Fortinet, Inc. *	4,411	463,640
Gartner, Inc. *	2,790	447,683
Genpact Ltd.	4,814	195,930
Global Payments, Inc.	9,350	1,693,285
GoDaddy, Inc., Class A *	5,473	363,298
Guidewire Software, Inc. *	2,538	309,205
HubSpot, Inc. *	1,246	188,146
International Business Machines Corp.	27,645	3,716,870
Intuit, Inc.	8,099	2,096,750
j2 Global, Inc.	1,436	139,321
Jack Henry & Associates, Inc.	2,388	362,833
Leidos Holdings, Inc.	4,185	380,165
LogMeIn, Inc.	1,557	121,415
Mastercard, Inc., Class A	27,856	8,140,359
MAXIMUS, Inc.	1,960	146,314
Microsoft Corp.	238,172	36,054,477
New Relic, Inc. *	1,561	106,179
NortonLifeLock, Inc.	17,752	442,025
Nuance Communications, Inc. *	8,979	160,993
Nutanix, Inc., Class A *	4,688	175,097
Okta, Inc. *	3,322	431,129
Oracle Corp.	68,704	3,857,043
Palo Alto Networks, Inc. *	3,015	685,068
Paychex, Inc.	9,961	857,841
Paycom Software, Inc. *	1,523	421,582
Paylocity Holding Corp. *	1,103	134,919
PayPal Holdings, Inc. *	36,720	3,966,127
Pegasystems, Inc.	1,205	93,532
Proofpoint, Inc. *	1,739	206,402
PTC, Inc. *	3,299	252,703
RealPage, Inc. *	2,486	136,805
RingCentral, Inc., Class A *	2,233	385,126
Sabre Corp.	8,756	196,397
salesforce.com, Inc. *	27,366	4,457,648
Science Applications International Corp.	1,526	130,244

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ServiceNow, Inc. *	5,842	1,653,520
Splunk, Inc. *	4,669	696,708
Square, Inc., Class A *	10,714	740,552
SS&C Technologies Holdings, Inc.	6,890	413,744
Synopsys, Inc. *	4,651	655,977
Teradata Corp. *	3,504	93,066
The Trade Desk, Inc., Class A *	1,218	320,748
The Western Union Co.	13,253	356,241
Twilio, Inc., Class A *	3,791	391,534
Tyler Technologies, Inc. *	1,205	349,655
VeriSign, Inc. *	3,247	619,333
Visa, Inc., Class A	53,876	9,940,661
VMware, Inc., Class A	2,454	381,891
WEX, Inc. *	1,345	270,520
Workday, Inc., Class A *	5,037	902,227
Zendesk, Inc. *	3,463	273,577
Zscaler, Inc. *	1,998	104,156
		115,798,399

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	9,257	962,728
Apple, Inc.	132,506	35,412,229
Arista Networks, Inc. *	1,691	329,965
Arrow Electronics, Inc. *	2,542	202,445
Avnet, Inc.	3,221	130,934
CDW Corp.	4,499	607,590
Ciena Corp. *	4,838	183,650
Cisco Systems, Inc.	132,369	5,997,639
Cognex Corp.	5,331	267,510
CommScope Holding Co., Inc. *	6,033	82,049
Corning, Inc.	24,483	710,986
Dell Technologies, Inc., Class C *	4,876	236,437
Dolby Laboratories, Inc., Class A	2,058	141,755
F5 Networks, Inc. *	1,847	269,126
FLIR Systems, Inc.	4,237	226,934
Hewlett Packard Enterprise Co.	40,764	645,294
HP, Inc.	46,399	931,692
IPG Photonics Corp. *	1,104	156,867
Jabil, Inc.	4,362	169,420
Juniper Networks, Inc.	10,934	274,006
Keysight Technologies, Inc. *	5,838	624,841
Littelfuse, Inc.	761	138,053
Lumentum Holdings, Inc. *	2,384	175,605
Motorola Solutions, Inc.	5,171	865,108
National Instruments Corp.	3,696	155,676
NetApp, Inc.	7,423	449,760
Pure Storage, Inc., Class A *	6,950	111,687
Seagate Technology plc	7,402	441,751
SYNNEX Corp.	1,266	155,477
TE Connectivity Ltd.	10,445	968,356
Tech Data Corp. *	1,118	161,987
Trimble, Inc. *	7,931	321,443
Ubiquiti, Inc.	401	79,077
ViaSat, Inc. *	1,868	137,298
Western Digital Corp.	9,235	464,798
Xerox Holdings Corp. *	5,936	231,089
Zebra Technologies Corp., Class A *	1,683	422,332
		53,843,594

Telecommunication Services 2.0%
AT&T, Inc.	227,961	8,521,182
CenturyLink, Inc.	30,713	445,031
GCI Liberty, Inc., Class A *	2,934	208,285
Intelsat S.A. *	2,063	12,543
Sprint Corp. *	19,194	113,629
T-Mobile US, Inc. *	9,843	773,168
Telephone & Data Systems, Inc.	3,061	72,576
Security	Number of Shares	Value ($)
Verizon Communications, Inc.	129,070	7,775,177
Zayo Group Holdings, Inc. *	7,372	252,417
		18,174,008

Transportation 1.9%
Alaska Air Group, Inc.	3,801	262,307
AMERCO	250	90,555
American Airlines Group, Inc.	12,546	360,572
C.H. Robinson Worldwide, Inc.	4,200	322,770
CSX Corp.	24,902	1,781,489
Delta Air Lines, Inc.	17,977	1,030,262
Expeditors International of Washington, Inc.	5,319	397,648
FedEx Corp.	7,489	1,198,614
Genesee & Wyoming, Inc., Class A *	1,773	197,601
J.B. Hunt Transport Services, Inc.	2,663	307,896
JetBlue Airways Corp. *	9,255	178,344
Kansas City Southern	3,138	478,294
Kirby Corp. *	1,872	157,941
Knight-Swift Transportation Holdings, Inc.	3,839	142,005
Landstar System, Inc.	1,216	135,475
Macquarie Infrastructure Corp.	2,407	100,974
Norfolk Southern Corp.	8,233	1,593,086
Old Dominion Freight Line, Inc.	1,994	382,030
Southwest Airlines Co.	15,157	873,649
Spirit Airlines, Inc. *	2,081	81,305
Union Pacific Corp.	21,959	3,864,564
United Airlines Holdings, Inc. *	6,883	638,742
United Parcel Service, Inc., Class B	21,767	2,606,163
XPO Logistics, Inc. *	2,858	236,328
		17,418,614

Utilities 3.3%
AES Corp.	20,656	390,605
ALLETE, Inc.	1,598	128,016
Alliant Energy Corp.	7,418	393,154
Ameren Corp.	7,641	567,956
American Electric Power Co., Inc.	15,352	1,402,405
American Water Works Co., Inc.	5,651	683,941
Aqua America, Inc.	6,733	298,070
Atmos Energy Corp.	3,738	399,816
Avangrid, Inc.	1,773	86,061
Black Hills Corp.	1,907	146,019
CenterPoint Energy, Inc.	15,618	383,578
CMS Energy Corp.	8,788	538,704
Consolidated Edison, Inc.	10,402	903,830
Dominion Energy, Inc.	25,643	2,131,190
DTE Energy Co.	5,696	711,658
Duke Energy Corp.	22,745	2,005,427
Edison International	11,203	774,127
Entergy Corp.	6,161	717,079
Evergy, Inc.	7,338	464,275
Eversource Energy	10,148	838,631
Exelon Corp.	30,360	1,347,984
FirstEnergy Corp.	16,753	798,951
Hawaiian Electric Industries, Inc.	3,336	145,683
IDACORP, Inc.	1,581	166,084
MDU Resources Group, Inc.	6,350	184,404
National Fuel Gas Co.	2,690	121,104
New Jersey Resources Corp.	2,841	120,856
NextEra Energy, Inc.	15,247	3,565,054
NiSource, Inc.	11,682	308,989
NRG Energy, Inc.	7,874	312,834
OGE Energy Corp.	6,185	260,141
ONE Gas, Inc.	1,628	144,680
Pinnacle West Capital Corp.	3,505	306,302
PNM Resources, Inc.	2,474	119,865
Portland General Electric Co.	2,746	152,430

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PPL Corp.	22,525	766,526
Public Service Enterprise Group, Inc.	15,708	931,641
Sempra Energy	8,577	1,263,135
Southwest Gas Holdings, Inc.	1,690	128,034
Spire, Inc.	1,576	122,014
The Southern Co.	32,618	2,021,990
UGI Corp.	6,506	283,336
Vistra Energy Corp.	14,117	374,524
WEC Energy Group, Inc.	9,863	874,355
Xcel Energy, Inc.	16,418	1,009,543
		29,795,001
Total Common Stock
(Cost $786,240,975)		909,009,590

Rights 0.0% of net assets

Media & Entertainment 0.0%
DISH Network Corp. expires 12/09/19 *	404	275
Total Rights
(Cost $—)		275

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 1000 ETF	400	69,756

Security	Number of Shares	Value ($)
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (b)	846,390	846,390
Total Other Investment Companies
(Cost $915,605)		916,146

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	14	2,200,590	19,465
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2019:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 11/30/19	Balance of Shares Held at 11/30/19	Dividends Received
The Charles Schwab Corp.	$1,387,479	$39,276	($43,773)	($8,858)	$414,113	$1,788,237	36,126	$6,052

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$909,009,590	$—	$—	$909,009,590
Rights[1]	275	—	—	275
Other Investment Companies[1]	916,146	—	—	916,146
Futures Contracts[2]	19,465	—	—	19,465
Total	$909,945,476	$—	$—	$909,945,476
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Aptiv plc	173,527	16,290,715
Autoliv, Inc.	53,278	4,353,878
BorgWarner, Inc.	140,452	5,906,006
Ford Motor Co.	2,656,219	24,065,344
General Motors Co.	851,514	30,654,504
Gentex Corp.	172,662	4,903,601
Harley-Davidson, Inc.	106,399	3,870,796
Lear Corp.	37,675	4,532,679
Tesla, Inc. *	95,866	31,630,028
		126,207,551

Banks 5.4%
Bank of America Corp.	5,678,704	189,214,417
BB&T Corp.	518,778	28,387,532
BOK Financial Corp.	21,216	1,768,141
Citigroup, Inc.	1,531,220	115,025,246
Citizens Financial Group, Inc.	303,311	11,665,341
Comerica, Inc.	101,436	7,142,109
Commerce Bancshares, Inc.	66,955	4,487,994
Cullen/Frost Bankers, Inc.	38,831	3,633,028
East West Bancorp, Inc.	99,083	4,539,983
Fifth Third Bancorp	493,143	14,887,987
First Republic Bank	114,323	12,564,098
Huntington Bancshares, Inc.	704,284	10,486,789
JPMorgan Chase & Co.	2,167,352	285,570,300
KeyCorp	680,735	13,199,452
M&T Bank Corp.	90,654	14,934,340
New York Community Bancorp, Inc.	317,611	3,785,923
People's United Financial, Inc.	299,858	4,947,657
Regions Financial Corp.	677,313	11,270,488
Signature Bank	36,700	4,527,312
SunTrust Banks, Inc.	300,801	21,308,743
SVB Financial Group *	34,994	8,109,160
The PNC Financial Services Group, Inc.	302,065	46,279,379
U.S. Bancorp	972,739	58,393,522
Wells Fargo & Co.	2,717,616	148,001,367
Zions Bancorp NA	120,193	5,983,208
		1,030,113,516

Capital Goods 6.7%
3M Co.	390,000	66,210,300
A.O. Smith Corp.	93,171	4,509,476
Acuity Brands, Inc.	26,854	3,511,966
AGCO Corp.	42,206	3,297,555
Allegion plc	63,499	7,621,785
Allison Transmission Holdings, Inc.	82,730	4,004,132
AMETEK, Inc.	155,006	15,347,144
Arconic, Inc.	262,666	8,132,139
Carlisle Cos., Inc.	38,093	5,941,746
Caterpillar, Inc.	381,735	55,248,507
Cummins, Inc.	106,854	19,539,322
Security	Number of Shares	Value ($)
Deere & Co.	213,434	35,867,584
Donaldson Co., Inc.	85,910	4,817,833
Dover Corp.	98,755	11,009,207
Eaton Corp. plc	284,497	26,315,973
Emerson Electric Co.	416,552	30,766,531
Fastenal Co.	389,119	13,821,507
Flowserve Corp.	89,782	4,372,383
Fortive Corp.	200,239	14,451,249
Fortune Brands Home & Security, Inc.	94,750	5,993,885
General Dynamics Corp.	158,539	28,812,878
General Electric Co.	5,917,172	66,686,529
Graco, Inc.	113,569	5,486,518
HD Supply Holdings, Inc. *	116,544	4,640,782
HEICO Corp.	27,375	3,555,739
HEICO Corp., Class A	48,829	4,904,385
Hexcel Corp.	57,672	4,592,421
Honeywell International, Inc.	487,744	87,086,691
Hubbell, Inc.	36,970	5,435,329
Huntington Ingalls Industries, Inc.	28,042	7,057,330
IDEX Corp.	51,542	8,387,945
Illinois Tool Works, Inc.	199,469	34,773,431
Ingersoll-Rand plc	163,747	21,468,869
Jacobs Engineering Group, Inc.	91,801	8,453,954
Johnson Controls International plc	539,827	23,120,790
L3Harris Technologies, Inc.	151,372	30,439,396
Lennox International, Inc.	23,794	6,087,695
Lincoln Electric Holdings, Inc.	42,198	3,893,188
Lockheed Martin Corp.	168,512	65,893,247
Masco Corp.	195,911	9,119,657
Nordson Corp.	34,646	5,745,346
Northrop Grumman Corp.	106,572	37,488,833
Owens Corning	73,422	4,923,679
PACCAR, Inc.	234,771	19,103,316
Parker-Hannifin Corp.	87,027	17,300,097
Pentair plc	114,063	5,058,694
Quanta Services, Inc.	97,301	4,051,614
Raytheon Co.	188,559	40,996,498
Rockwell Automation, Inc.	79,330	15,535,987
Roper Technologies, Inc.	70,495	25,404,283
Sensata Technologies Holding plc *	110,036	5,665,754
Snap-on, Inc.	37,451	6,009,388
Spirit AeroSystems Holdings, Inc., Class A	70,373	6,121,747
Stanley Black & Decker, Inc.	102,727	16,204,157
Teledyne Technologies, Inc. *	24,609	8,416,032
Textron, Inc.	156,104	7,218,249
The Boeing Co.	362,378	132,695,576
The Middleby Corp. *	37,616	4,354,428
The Toro Co.	72,538	5,671,021
TransDigm Group, Inc.	33,611	19,060,798
United Rentals, Inc. *	52,323	8,008,035
United Technologies Corp.	550,150	81,609,251
W.W. Grainger, Inc.	29,972	9,499,625
WABCO Holdings, Inc. *	34,769	4,685,123
Westinghouse Air Brake Technologies Corp.	122,822	9,650,125

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Woodward, Inc.	38,158	4,456,473
Xylem, Inc.	121,283	9,400,645
		1,285,011,772

Commercial & Professional Services 0.9%
Cintas Corp.	56,288	14,469,393
Copart, Inc. *	136,330	12,133,370
CoStar Group, Inc. *	24,798	15,197,702
Equifax, Inc.	82,059	11,458,719
IAA, Inc. *	91,668	4,155,310
IHS Markit Ltd. *	271,762	19,743,509
ManpowerGroup, Inc.	40,427	3,745,157
Nielsen Holdings plc	239,136	4,675,109
Republic Services, Inc.	143,560	12,726,594
Robert Half International, Inc.	78,666	4,578,361
Rollins, Inc.	95,782	3,433,785
Stericycle, Inc. *	61,945	3,891,385
TransUnion	127,775	11,028,260
Verisk Analytics, Inc.	110,818	16,343,439
Waste Management, Inc.	264,572	29,872,825
		167,452,918

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	101,552	3,771,641
D.R. Horton, Inc.	228,033	12,621,626
Garmin Ltd.	98,055	9,578,993
Hanesbrands, Inc.	247,698	3,732,809
Hasbro, Inc.	85,250	8,669,925
Leggett & Platt, Inc.	88,340	4,621,949
Lennar Corp., B Shares	10,473	494,011
Lennar Corp., Class A	192,791	11,499,983
Lululemon Athletica, Inc. *	76,587	17,284,920
Mohawk Industries, Inc. *	40,686	5,670,408
Newell Brands, Inc.	257,592	4,950,918
NIKE, Inc., Class B	848,802	79,354,499
NVR, Inc. *	2,344	8,888,190
Polaris, Inc.	38,588	3,770,048
PulteGroup, Inc.	174,989	6,938,314
PVH Corp.	50,381	4,884,942
Ralph Lauren Corp.	35,087	3,766,238
Tapestry, Inc.	193,730	5,209,400
Toll Brothers, Inc.	86,906	3,491,014
Under Armour, Inc., Class A *	128,553	2,428,366
Under Armour, Inc., Class C *	132,589	2,293,790
VF Corp.	220,833	19,552,554
Whirlpool Corp.	42,850	6,131,835
		229,606,373

Consumer Services 2.0%
Aramark	167,436	7,306,907
Bright Horizons Family Solutions, Inc. *	39,169	5,895,718
Caesars Entertainment Corp. *	381,144	4,970,118
Carnival Corp.	271,595	12,243,502
Chipotle Mexican Grill, Inc. *	17,297	14,078,374
Darden Restaurants, Inc.	82,834	9,810,859
Domino's Pizza, Inc.	27,826	8,189,192
Dunkin' Brands Group, Inc.	56,674	4,338,395
H&R Block, Inc.	137,534	3,353,079
Hilton Worldwide Holdings, Inc.	194,339	20,405,595
Las Vegas Sands Corp.	229,763	14,417,628
Marriott International, Inc., Class A	185,216	25,996,918
McDonald's Corp.	514,773	100,113,053
MGM Resorts International	352,328	11,256,880
Norwegian Cruise Line Holdings Ltd. *	146,944	7,882,076
Royal Caribbean Cruises Ltd.	116,570	13,990,731
Service Corp. International	122,247	5,381,313
Security	Number of Shares	Value ($)
ServiceMaster Global Holdings, Inc. *	93,144	3,650,313
Starbucks Corp.	811,200	69,300,816
Vail Resorts, Inc.	27,219	6,605,235
Wyndham Hotels & Resorts, Inc.	64,897	3,759,483
Wynn Resorts Ltd.	65,942	7,969,091
Yum! Brands, Inc.	206,125	20,750,604
		381,665,880

Diversified Financials 5.3%
AGNC Investment Corp.	373,441	6,467,998
Ally Financial, Inc.	265,793	8,462,849
American Express Co.	461,285	55,409,554
Ameriprise Financial, Inc.	88,799	14,551,492
Annaly Capital Management, Inc.	982,225	9,164,159
AXA Equitable Holdings, Inc.	299,243	7,403,272
Berkshire Hathaway, Inc., Class B *	1,329,038	292,787,071
BlackRock, Inc.	79,805	39,496,293
Capital One Financial Corp.	318,648	31,867,986
Cboe Global Markets, Inc.	75,969	9,032,714
CME Group, Inc.	242,998	49,262,985
Credit Acceptance Corp. *	9,431	4,059,668
Discover Financial Services	215,673	18,304,168
E*TRADE Financial Corp.	153,313	6,791,766
Eaton Vance Corp.	76,865	3,625,722
FactSet Research Systems, Inc.	25,969	6,742,851
Franklin Resources, Inc.	191,419	5,262,108
Intercontinental Exchange, Inc.	379,894	35,774,618
Invesco Ltd.	261,835	4,597,823
Jefferies Financial Group, Inc.	171,177	3,577,599
KKR & Co., Inc., Class A	371,379	10,951,967
Lazard Ltd., Class A	76,438	2,953,564
MarketAxess Holdings, Inc.	25,647	10,356,772
Moody's Corp.	110,254	24,991,274
Morgan Stanley	850,680	42,091,646
Morningstar, Inc.	13,927	2,187,932
MSCI, Inc.	57,448	14,889,947
Nasdaq, Inc.	77,956	8,169,789
Northern Trust Corp.	145,792	15,634,734
Raymond James Financial, Inc.	83,911	7,536,886
S&P Global, Inc.	167,269	44,267,741
Santander Consumer USA Holdings, Inc.	72,246	1,701,393
SEI Investments Co.	86,168	5,560,421
Starwood Property Trust, Inc.	190,272	4,661,664
State Street Corp.	252,441	18,958,319
Synchrony Financial	413,439	15,466,753
T. Rowe Price Group, Inc.	159,616	19,722,153
TD Ameritrade Holding Corp.	183,041	9,487,015
The Bank of New York Mellon Corp.	581,363	28,469,346
The Blackstone Group, Inc., Class A	448,298	24,306,718
The Charles Schwab Corp. (a)	784,704	38,842,848
The Goldman Sachs Group, Inc.	219,613	48,611,338
Voya Financial, Inc.	95,028	5,538,232
		1,018,001,148

Energy 4.0%
Apache Corp.	253,130	5,639,736
Baker Hughes Co.	438,203	9,824,511
Cabot Oil & Gas Corp.	282,579	4,504,309
Cheniere Energy, Inc. *	158,447	9,592,381
Chevron Corp.	1,286,870	150,731,083
Cimarex Energy Co.	69,638	3,201,259
Concho Resources, Inc.	136,321	9,891,452
ConocoPhillips	753,511	45,165,449
Continental Resources, Inc.	58,339	1,801,508
Devon Energy Corp.	274,250	6,003,333
Diamondback Energy, Inc.	110,588	8,552,876
EOG Resources, Inc.	393,479	27,897,661

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Exxon Mobil Corp.	2,868,172	195,408,558
Halliburton Co.	594,160	12,471,418
Helmerich & Payne, Inc.	73,093	2,889,366
Hess Corp.	175,063	10,869,662
HollyFrontier Corp.	102,705	5,294,443
Kinder Morgan, Inc.	1,319,401	25,873,454
Marathon Oil Corp.	545,597	6,356,205
Marathon Petroleum Corp.	445,927	27,041,013
National Oilwell Varco, Inc.	262,733	5,924,629
Noble Energy, Inc.	324,512	6,736,869
Occidental Petroleum Corp.	606,712	23,400,882
ONEOK, Inc.	279,750	19,876,238
Parsley Energy, Inc., Class A	190,780	2,857,884
Phillips 66	303,847	34,857,328
Pioneer Natural Resources Co.	113,224	14,474,556
Schlumberger Ltd.	938,395	33,969,899
Targa Resources Corp.	158,051	5,773,603
TechnipFMC plc	285,033	5,370,022
The Williams Cos., Inc.	821,516	18,664,844
Valero Energy Corp.	280,735	26,807,385
WPX Energy, Inc. *	286,716	2,821,286
		770,545,102

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	298,152	89,388,951
Sysco Corp.	347,653	28,003,449
The Kroger Co.	541,608	14,807,563
US Foods Holding Corp. *	149,890	5,961,125
Walgreens Boots Alliance, Inc.	513,861	30,626,116
Walmart, Inc.	963,845	114,784,301
		283,571,505

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	1,266,515	62,945,795
Archer-Daniels-Midland Co.	377,297	16,197,360
Beyond Meat, Inc. *(b)	6,983	579,310
Brown-Forman Corp., Class A	37,937	2,420,381
Brown-Forman Corp., Class B	123,284	8,361,121
Bunge Ltd.	95,748	5,111,028
Campbell Soup Co.	114,403	5,327,748
Conagra Brands, Inc.	330,071	9,529,150
Constellation Brands, Inc., Class A	113,404	21,099,948
General Mills, Inc.	409,829	21,852,082
Hormel Foods Corp.	188,728	8,404,058
Ingredion, Inc.	44,848	3,730,008
Kellogg Co.	168,168	10,951,100
Keurig Dr Pepper, Inc.	181,190	5,606,019
Lamb Weston Holdings, Inc.	98,815	8,298,484
McCormick & Co., Inc. Non-Voting Shares	83,353	14,107,495
Molson Coors Brewing Co., Class B	127,546	6,438,522
Mondelez International, Inc., Class A	976,820	51,322,123
Monster Beverage Corp. *	262,086	15,677,985
PepsiCo, Inc.	947,580	128,709,791
Philip Morris International, Inc.	1,054,602	87,458,144
Pilgrim's Pride Corp. *	36,009	1,134,283
Post Holdings, Inc. *	46,839	4,946,198
The Coca-Cola Co.	2,608,362	139,286,531
The Hershey Co.	100,853	14,942,380
The J.M. Smucker Co.	77,857	8,181,992
The Kraft Heinz Co.	421,438	12,853,859
Tyson Foods, Inc., Class A	199,585	17,940,696
		693,413,591

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.4%
Abbott Laboratories	1,197,935	102,363,546
ABIOMED, Inc. *	30,562	5,995,653
Align Technology, Inc. *	49,321	13,678,686
AmerisourceBergen Corp.	103,160	9,068,796
Anthem, Inc.	173,567	50,101,850
Baxter International, Inc.	346,190	28,377,194
Becton Dickinson & Co.	183,134	47,340,139
Boston Scientific Corp. *	945,415	40,889,199
Cardinal Health, Inc.	201,462	11,086,454
Centene Corp. *	279,479	16,900,095
Cerner Corp.	215,987	15,462,509
Chemed Corp.	10,805	4,646,366
Cigna Corp. *	256,152	51,209,908
CVS Health Corp.	881,644	66,361,344
Danaher Corp.	432,746	63,172,261
DaVita, Inc. *	61,456	4,410,697
DENTSPLY SIRONA, Inc.	152,074	8,598,264
DexCom, Inc. *	61,946	14,080,945
Edwards Lifesciences Corp. *	140,836	34,496,370
Encompass Health Corp.	66,525	4,703,983
Guardant Health, Inc. *	27,111	2,105,711
Haemonetics Corp. *	34,474	4,157,564
HCA Healthcare, Inc.	180,189	24,985,007
Henry Schein, Inc. *	99,755	6,873,119
Hill-Rom Holdings, Inc.	45,382	4,865,404
Hologic, Inc. *	181,469	9,312,989
Humana, Inc.	91,521	31,229,711
IDEXX Laboratories, Inc. *	58,323	14,672,900
Insulet Corp. *	40,941	7,602,744
Intuitive Surgical, Inc. *	78,180	46,352,922
Laboratory Corp. of America Holdings *	66,281	11,419,553
Masimo Corp. *	33,324	5,167,553
McKesson Corp.	125,319	18,126,140
Medtronic plc	909,383	101,296,172
Molina Healthcare, Inc. *	42,375	5,741,813
Quest Diagnostics, Inc.	91,358	9,734,195
ResMed, Inc.	97,137	14,531,695
STERIS plc	57,382	8,672,715
Stryker Corp.	217,724	44,602,939
Teleflex, Inc.	31,461	11,116,430
The Cooper Cos., Inc.	33,640	10,532,348
UnitedHealth Group, Inc.	642,403	179,789,328
Universal Health Services, Inc., Class B	55,420	7,730,536
Varian Medical Systems, Inc. *	61,901	8,278,021
Veeva Systems, Inc., Class A *	87,892	13,111,729
WellCare Health Plans, Inc. *	34,209	11,017,693
West Pharmaceutical Services, Inc.	49,674	7,303,568
Zimmer Biomet Holdings, Inc.	138,844	20,171,256
		1,233,446,014

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	167,590	11,771,522
Colgate-Palmolive Co.	581,272	39,421,867
Coty, Inc., Class A	204,200	2,356,468
Herbalife Nutrition Ltd. *	64,597	2,946,269
Kimberly-Clark Corp.	233,246	31,800,760
The Clorox Co.	85,250	12,636,607
The Estee Lauder Cos., Inc., Class A	149,928	29,306,426
The Procter & Gamble Co.	1,696,426	207,065,758
		337,305,677

Insurance 2.6%
Aflac, Inc.	501,930	27,525,841
Alleghany Corp. *	9,752	7,606,950
American Financial Group, Inc.	50,820	5,575,462

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American International Group, Inc.	589,642	31,050,548
Aon plc	159,897	32,556,628
Arch Capital Group Ltd. *	273,603	11,483,118
Arthur J. Gallagher & Co.	125,831	11,736,257
Assurant, Inc.	41,647	5,533,637
Athene Holding Ltd., Class A *	80,570	3,627,261
Axis Capital Holdings Ltd.	56,040	3,316,447
Brown & Brown, Inc.	159,234	6,009,491
Chubb Ltd.	308,970	46,802,776
Cincinnati Financial Corp.	102,579	10,981,082
CNA Financial Corp.	19,288	862,559
Erie Indemnity Co., Class A	12,543	2,123,530
Everest Re Group Ltd.	27,710	7,516,615
Fidelity National Financial, Inc.	187,296	8,920,908
Globe Life, Inc.	67,951	6,982,645
Lincoln National Corp.	135,973	8,029,206
Loews Corp.	176,692	8,993,623
Markel Corp. *	9,367	10,636,697
Marsh & McLennan Cos., Inc.	343,298	37,100,215
MetLife, Inc.	539,586	26,930,737
Old Republic International Corp.	190,902	4,306,749
Principal Financial Group, Inc.	176,535	9,727,079
Prudential Financial, Inc.	272,542	25,515,382
Reinsurance Group of America, Inc.	42,166	6,976,786
RenaissanceRe Holdings Ltd.	29,899	5,630,879
The Allstate Corp.	223,181	24,851,204
The Hartford Financial Services Group, Inc.	244,959	15,153,164
The Progressive Corp.	396,498	28,964,179
The Travelers Cos., Inc.	176,548	24,137,643
Unum Group	142,907	4,392,961
W.R. Berkley Corp.	97,572	6,634,896
Willis Towers Watson plc	87,420	17,172,785
		495,365,940

Materials 2.7%
Air Products & Chemicals, Inc.	149,277	35,278,633
Albemarle Corp.	72,322	4,728,412
Amcor plc *	1,101,077	11,297,050
AptarGroup, Inc.	43,333	4,858,496
Ashland Global Holdings, Inc.	40,669	2,915,967
Avery Dennison Corp.	57,052	7,437,869
Axalta Coating Systems Ltd. *	141,305	4,022,953
Ball Corp.	224,915	14,857,885
Berry Global Group, Inc. *	88,967	4,153,869
Celanese Corp., Series A	84,266	10,581,282
CF Industries Holdings, Inc.	148,099	6,843,655
Corteva, Inc. *	507,064	13,193,805
Crown Holdings, Inc. *	91,745	6,963,446
Dow, Inc. *	503,501	26,871,848
DuPont de Nemours, Inc.	505,090	32,734,883
Eastman Chemical Co.	92,356	7,237,940
Ecolab, Inc.	169,657	31,669,872
FMC Corp.	88,524	8,671,811
Freeport-McMoRan, Inc.	983,910	11,196,896
Huntsman Corp.	136,227	3,081,455
International Flavors & Fragrances, Inc.	72,430	10,229,289
International Paper Co.	266,281	12,339,462
Linde plc	366,387	75,552,663
LyondellBasell Industries N.V., Class A	175,056	16,199,682
Martin Marietta Materials, Inc.	42,269	11,345,000
NewMarket Corp.	5,125	2,531,596
Newmont Goldcorp Corp.	555,665	21,337,536
Nucor Corp.	205,394	11,576,006
Packaging Corp. of America	64,338	7,199,422
PPG Industries, Inc.	160,067	20,623,032
Reliance Steel & Aluminum Co.	45,077	5,318,184
Royal Gold, Inc.	44,622	5,232,822
RPM International, Inc.	88,412	6,518,617
Security	Number of Shares	Value ($)
Sealed Air Corp.	105,390	3,976,365
Sonoco Products Co.	67,711	4,098,547
Steel Dynamics, Inc.	148,857	5,020,947
The Mosaic Co.	237,943	4,532,814
The Sherwin-Williams Co.	55,677	32,466,929
Vulcan Materials Co.	89,969	12,763,902
W.R. Grace & Co.	38,026	2,541,278
Westlake Chemical Corp.	24,186	1,661,094
Westrock Co.	174,776	7,048,716
		528,711,930

Media & Entertainment 8.1%
Activision Blizzard, Inc.	519,876	28,504,801
Alphabet, Inc., Class A *	203,037	264,778,521
Alphabet, Inc., Class C *	204,845	267,314,531
Altice USA, Inc., Class A *	209,332	5,354,713
Cable One, Inc.	3,403	5,223,605
CBS Corp., Class B Non-Voting Shares	225,358	9,099,956
Charter Communications, Inc., Class A *	109,653	51,538,007
Comcast Corp., Class A	3,073,521	135,695,952
Discovery, Inc., Class A *	108,273	3,566,513
Discovery, Inc., Class C *	235,263	7,180,227
DISH Network Corp., Class A *	161,439	5,516,371
Electronic Arts, Inc. *	199,771	20,178,869
Facebook, Inc., Class A *	1,630,751	328,824,632
Fox Corp., Class A	240,260	8,591,698
Fox Corp., Class B	109,381	3,826,147
IAC/InterActiveCorp *	48,981	10,908,069
Liberty Broadband Corp., Class A *	16,468	1,948,329
Liberty Broadband Corp., Class C *	103,544	12,372,473
Liberty Global plc, Class A *	111,262	2,508,958
Liberty Global plc, Class C *	279,294	6,004,821
Liberty Media Corp. - Liberty Formula One, Class A *	18,462	795,158
Liberty Media Corp. - Liberty Formula One, Class C *	137,182	6,185,536
Liberty Media Corp. - Liberty SiriusXM, Class A *	56,145	2,734,262
Liberty Media Corp. - Liberty SiriusXM, Class C *	102,926	4,992,940
Live Nation Entertainment, Inc. *	94,187	6,575,194
Netflix, Inc. *	296,831	93,400,842
News Corp., Class A	268,401	3,457,005
News Corp., Class B	83,200	1,095,744
Omnicom Group, Inc.	147,375	11,713,365
Roku, Inc. *	61,664	9,889,056
Sirius XM Holdings, Inc.	922,986	6,442,442
Snap, Inc., Class A *	516,926	7,883,121
Take-Two Interactive Software, Inc. *	76,434	9,275,266
The Interpublic Group of Cos., Inc.	263,448	5,901,235
The Walt Disney Co.	1,220,961	185,073,268
TripAdvisor, Inc.	71,480	2,030,032
Twitter, Inc. *	525,060	16,229,605
Viacom, Inc., Class B	246,704	5,938,165
Zillow Group, Inc., Class A *	23,355	912,246
Zillow Group, Inc., Class C *	84,794	3,319,685
		1,562,781,360

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	1,002,455	87,945,377
Agilent Technologies, Inc.	209,607	16,929,957
Alexion Pharmaceuticals, Inc. *	151,918	17,309,537
Allergan plc	222,084	41,072,215
Alnylam Pharmaceuticals, Inc. *	75,463	8,839,736
Amgen, Inc.	406,582	95,432,927
Avantor, Inc. *	151,493	2,595,075
Bio-Rad Laboratories, Inc., Class A *	14,573	5,382,975

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bio-Techne Corp.	25,901	5,652,893
Biogen, Inc. *	124,912	37,449,867
BioMarin Pharmaceutical, Inc. *	121,755	9,826,846
Bluebird Bio, Inc. *	37,305	3,019,467
Bristol-Myers Squibb Co.	1,589,257	90,492,294
Catalent, Inc. *	98,992	5,146,594
Elanco Animal Health, Inc. *	254,265	7,045,683
Eli Lilly & Co.	575,890	67,580,692
Exact Sciences Corp. *	93,933	7,609,512
Exelixis, Inc. *	206,791	3,438,934
Gilead Sciences, Inc.	858,809	57,746,317
Illumina, Inc. *	99,617	31,953,149
Incyte Corp. *	121,296	11,421,231
Ionis Pharmaceuticals, Inc. *	86,705	5,545,652
IQVIA Holdings, Inc. *	123,527	18,032,471
Jazz Pharmaceuticals plc *	38,449	5,810,413
Johnson & Johnson	1,788,982	245,967,135
Merck & Co., Inc.	1,735,592	151,308,911
Mettler-Toledo International, Inc. *	16,684	12,002,636
Mylan N.V. *	352,448	6,618,973
Neurocrine Biosciences, Inc. *	62,290	7,263,637
PerkinElmer, Inc.	75,505	7,014,415
Perrigo Co., plc	92,290	4,728,017
Pfizer, Inc.	3,749,325	144,423,999
PRA Health Sciences, Inc. *	42,594	4,634,653
Regeneron Pharmaceuticals, Inc. *	54,101	19,963,269
Sage Therapeutics, Inc. *	34,746	5,377,638
Sarepta Therapeutics, Inc. *	47,341	5,325,389
Seattle Genetics, Inc. *	76,760	9,238,066
Syneos Health, Inc. *	42,492	2,333,236
Thermo Fisher Scientific, Inc.	271,477	85,230,204
Vertex Pharmaceuticals, Inc. *	173,946	38,572,526
Waters Corp. *	45,250	10,048,668
Zoetis, Inc.	323,412	38,977,614
		1,442,308,800

Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	77,138	12,536,468
American Campus Communities, Inc.	94,941	4,560,966
American Homes 4 Rent, Class A	172,655	4,611,615
American Tower Corp.	300,122	64,235,112
Americold Realty Trust	129,905	4,887,026
Apartment Investment & Management Co., Class A	99,851	5,368,988
AvalonBay Communities, Inc.	94,932	20,354,370
Boston Properties, Inc.	97,468	13,503,217
Brixmor Property Group, Inc.	202,614	4,445,351
Camden Property Trust	65,279	7,281,872
CBRE Group, Inc., Class A *	228,019	13,001,643
Crown Castle International Corp.	281,731	37,656,165
CubeSmart	130,363	4,020,395
CyrusOne, Inc.	77,587	4,833,670
Digital Realty Trust, Inc.	141,101	17,066,166
Douglas Emmett, Inc.	112,137	4,941,878
Duke Realty Corp.	244,796	8,611,923
Equinix, Inc.	57,487	32,586,506
Equity LifeStyle Properties, Inc.	123,740	9,166,659
Equity Residential	236,037	20,086,749
Essex Property Trust, Inc.	44,724	13,961,938
Extra Space Storage, Inc.	87,626	9,292,737
Federal Realty Investment Trust	47,286	6,245,062
Gaming & Leisure Properties, Inc.	138,889	5,861,116
Healthcare Trust of America, Inc., Class A	139,133	4,222,687
Healthpeak Properties, Inc.	332,738	11,605,901
Highwoods Properties, Inc.	69,239	3,361,553
Host Hotels & Resorts, Inc.	495,084	8,659,019
Invitation Homes, Inc.	364,478	11,127,513
Iron Mountain, Inc.	192,707	6,189,749
Security	Number of Shares	Value ($)
JBG SMITH Properties	80,792	3,221,985
Jones Lang LaSalle, Inc.	35,009	5,823,047
Kilroy Realty Corp.	62,995	5,243,704
Kimco Realty Corp.	283,642	6,132,340
Lamar Advertising Co., Class A	57,870	4,828,094
Liberty Property Trust	106,995	6,593,032
Medical Properties Trust, Inc.	335,986	6,975,069
Mid-America Apartment Communities, Inc.	77,613	10,563,905
National Retail Properties, Inc.	116,316	6,483,454
Omega Healthcare Investors, Inc.	145,634	6,120,997
Park Hotels & Resorts, Inc.	159,438	3,770,709
Prologis, Inc.	427,870	39,171,499
Public Storage	101,693	21,424,681
Realty Income Corp.	215,663	16,526,256
Regency Centers Corp.	112,858	7,340,284
SBA Communications Corp.	76,639	18,122,824
Simon Property Group, Inc.	208,974	31,598,959
SL Green Realty Corp.	56,006	4,778,992
STORE Capital Corp.	142,318	5,793,766
Sun Communities, Inc.	61,662	10,156,348
The Macerich Co.	74,796	2,014,256
UDR, Inc.	198,389	9,532,591
Ventas, Inc.	253,338	14,772,139
VEREIT, Inc.	712,921	6,958,109
VICI Properties, Inc.	312,694	7,732,923
Vornado Realty Trust	107,166	6,919,709
Welltower, Inc.	274,558	23,219,370
Weyerhaeuser Co.	505,319	14,911,964
WP Carey, Inc.	115,599	9,643,269
		690,658,289

Retailing 5.9%
Advance Auto Parts, Inc.	48,190	7,569,685
Amazon.com, Inc. *	281,663	507,218,730
AutoZone, Inc. *	16,623	19,580,564
Best Buy Co., Inc.	157,326	12,686,769
Booking Holdings, Inc. *	28,833	54,898,897
Burlington Stores, Inc. *	44,644	10,044,900
CarMax, Inc. *	112,051	10,898,080
Dollar General Corp.	174,202	27,412,427
Dollar Tree, Inc. *	160,258	14,657,197
eBay, Inc.	534,849	18,997,836
Expedia Group, Inc.	94,477	9,604,532
Foot Locker, Inc.	75,622	3,028,661
Genuine Parts Co.	99,309	10,364,880
GrubHub, Inc. *	62,574	2,698,191
Kohl's Corp.	107,927	5,073,648
L Brands, Inc.	157,822	3,020,713
LKQ Corp. *	209,120	7,377,754
Lowe's Cos., Inc.	523,198	61,376,357
Macy's, Inc. (b)	211,630	3,242,172
O'Reilly Automotive, Inc. *	51,835	22,925,584
Pool Corp.	27,078	5,590,253
Qurate Retail, Inc., Series A *	261,967	2,478,208
Ross Stores, Inc.	247,290	28,722,734
Target Corp.	346,116	43,267,961
The Gap, Inc.	145,072	2,409,646
The Home Depot, Inc.	742,376	163,701,332
The TJX Cos., Inc.	820,302	50,145,061
Tiffany & Co.	73,416	9,823,061
Tractor Supply Co.	80,916	7,641,707
Ulta Salon, Cosmetics & Fragrance, Inc. *	39,927	9,337,328
Wayfair, Inc., Class A *	43,643	3,706,164
Williams-Sonoma, Inc.	53,000	3,678,200
		1,143,179,232

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	734,985	28,774,663
Analog Devices, Inc.	250,639	28,309,675
Applied Materials, Inc.	625,862	36,237,410
Broadcom, Inc.	269,875	85,337,174
Cypress Semiconductor Corp.	250,347	5,870,637
First Solar, Inc. *	52,562	2,903,525
Intel Corp.	3,003,058	174,327,517
KLA Corp.	107,829	17,668,860
Lam Research Corp.	97,877	26,116,520
Marvell Technology Group Ltd.	448,316	11,822,093
Maxim Integrated Products, Inc.	183,997	10,427,110
Microchip Technology, Inc.	161,191	15,238,997
Micron Technology, Inc. *	747,918	35,533,584
Monolithic Power Systems, Inc.	27,295	4,385,760
NVIDIA Corp.	412,942	89,501,049
ON Semiconductor Corp. *	278,478	5,978,923
Qorvo, Inc. *	79,514	8,286,154
QUALCOMM, Inc.	774,234	64,687,251
Skyworks Solutions, Inc.	116,474	11,449,394
Teradyne, Inc.	114,691	7,178,510
Texas Instruments, Inc.	632,990	76,091,728
Universal Display Corp.	28,757	5,585,184
Xilinx, Inc.	171,131	15,877,534
		767,589,252

Software & Services 12.9%
Accenture plc, Class A	432,063	86,913,793
Adobe, Inc. *	329,095	101,864,775
Akamai Technologies, Inc. *	111,435	9,708,217
Alliance Data Systems Corp.	28,055	2,999,360
Alteryx, Inc., Class A *	31,593	3,586,753
Anaplan, Inc. *	56,959	3,071,229
ANSYS, Inc. *	57,057	14,531,847
Aspen Technology, Inc. *	46,376	5,815,550
Autodesk, Inc. *	148,672	26,894,765
Automatic Data Processing, Inc.	294,214	50,245,867
Black Knight, Inc. *	101,506	6,395,893
Booz Allen Hamilton Holding Corp.	94,752	6,894,156
Broadridge Financial Solutions, Inc.	77,535	9,591,855
Cadence Design Systems, Inc. *	189,991	13,346,868
CDK Global, Inc.	82,299	4,407,112
Cerence, Inc. *	23,928	372,320
Ceridian HCM Holding, Inc. *	67,035	4,046,233
Citrix Systems, Inc.	83,519	9,421,778
Cognizant Technology Solutions Corp., Class A	374,328	23,998,168
Coupa Software, Inc. *	41,913	6,433,226
DocuSign, Inc. *	83,743	5,963,339
DXC Technology Co.	177,761	6,635,818
Elastic N.V. *	21,314	1,692,545
EPAM Systems, Inc. *	37,224	7,885,904
Euronet Worldwide, Inc. *	36,968	5,811,000
Fair Isaac Corp. *	19,612	7,212,313
Fidelity National Information Services, Inc.	415,799	57,442,632
Fiserv, Inc. *	387,289	45,018,473
FleetCor Technologies, Inc. *	58,643	17,998,710
Fortinet, Inc. *	96,303	10,122,408
Gartner, Inc. *	61,200	9,820,152
Genpact Ltd.	104,716	4,261,941
Global Payments, Inc.	203,482	36,850,590
GoDaddy, Inc., Class A *	119,971	7,963,675
Guidewire Software, Inc. *	55,623	6,776,550
HubSpot, Inc. *	27,129	4,096,479
International Business Machines Corp.	600,737	80,769,090
Intuit, Inc.	176,296	45,641,272
Jack Henry & Associates, Inc.	51,948	7,892,979
Security	Number of Shares	Value ($)
Leidos Holdings, Inc.	90,956	8,262,443
Mastercard, Inc., Class A	605,167	176,847,952
Microsoft Corp.	5,175,762	783,506,852
NortonLifeLock, Inc.	385,690	9,603,681
Nuance Communications, Inc. *	190,675	3,418,803
Okta, Inc. *	72,304	9,383,613
Oracle Corp.	1,492,662	83,798,045
Palo Alto Networks, Inc. *	65,108	14,793,840
Paychex, Inc.	216,777	18,668,835
Paycom Software, Inc. *	33,303	9,218,603
PayPal Holdings, Inc. *	797,700	86,159,577
Proofpoint, Inc. *	38,073	4,518,884
PTC, Inc. *	70,699	5,415,543
RingCentral, Inc., Class A *	48,694	8,398,254
Sabre Corp.	183,519	4,116,331
salesforce.com, Inc. *	594,541	96,844,784
ServiceNow, Inc. *	127,165	35,992,782
Splunk, Inc. *	101,302	15,116,284
Square, Inc., Class A *	231,937	16,031,486
SS&C Technologies Holdings, Inc.	150,111	9,014,166
Synopsys, Inc. *	101,881	14,369,296
The Trade Desk, Inc., Class A *	26,497	6,977,720
The Western Union Co.	288,130	7,744,934
Twilio, Inc., Class A *	82,449	8,515,333
Tyler Technologies, Inc. *	25,985	7,540,068
VeriSign, Inc. *	70,655	13,476,735
Visa, Inc., Class A	1,170,625	215,992,019
VMware, Inc., Class A	53,423	8,313,687
WEX, Inc. *	29,378	5,908,797
Workday, Inc., Class A *	109,802	19,667,734
Zendesk, Inc. *	75,360	5,953,440
Zscaler, Inc. *	43,492	2,267,238
		2,476,233,394

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	201,576	20,963,904
Apple, Inc.	2,879,673	769,592,609
Arista Networks, Inc. *	36,933	7,206,736
Arrow Electronics, Inc. *	55,930	4,454,265
Avnet, Inc.	71,716	2,915,255
CDW Corp.	98,159	13,256,373
Cisco Systems, Inc.	2,877,827	130,394,341
Cognex Corp.	115,139	5,777,675
Corning, Inc.	528,973	15,361,376
Dell Technologies, Inc., Class C *	104,794	5,081,461
F5 Networks, Inc. *	41,182	6,000,629
FLIR Systems, Inc.	91,592	4,905,668
Hewlett Packard Enterprise Co.	885,735	14,021,185
HP, Inc.	1,003,679	20,153,874
IPG Photonics Corp. *	23,986	3,408,171
Jabil, Inc.	94,983	3,689,140
Juniper Networks, Inc.	233,188	5,843,691
Keysight Technologies, Inc. *	126,973	13,589,920
Motorola Solutions, Inc.	112,262	18,781,433
National Instruments Corp.	80,738	3,400,685
NetApp, Inc.	161,408	9,779,711
Seagate Technology plc	160,517	9,579,655
TE Connectivity Ltd.	227,660	21,106,359
Trimble, Inc. *	171,351	6,944,856
Ubiquiti, Inc.	8,345	1,645,634
Western Digital Corp.	200,827	10,107,623
Xerox Holdings Corp. *	127,867	4,977,862
Zebra Technologies Corp., Class A *	36,626	9,190,928
		1,142,131,019

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 2.0%
AT&T, Inc.	4,953,208	185,150,915
CenturyLink, Inc.	661,968	9,591,916
GCI Liberty, Inc., Class A *	63,975	4,541,585
Sprint Corp. *	417,335	2,470,623
T-Mobile US, Inc. *	214,388	16,840,178
Verizon Communications, Inc.	2,803,529	168,884,587
Zayo Group Holdings, Inc. *	160,359	5,490,692
		392,970,496

Transportation 1.9%
Alaska Air Group, Inc.	82,795	5,713,683
AMERCO	5,336	1,932,806
American Airlines Group, Inc.	269,908	7,757,156
C.H. Robinson Worldwide, Inc.	91,819	7,056,290
CSX Corp.	540,729	38,683,753
Delta Air Lines, Inc.	392,276	22,481,338
Expeditors International of Washington, Inc.	115,773	8,655,190
FedEx Corp.	162,565	26,018,528
Genesee & Wyoming, Inc., Class A *	38,245	4,262,405
J.B. Hunt Transport Services, Inc.	57,935	6,698,445
JetBlue Airways Corp. *	201,211	3,877,336
Kansas City Southern	68,277	10,406,780
Lyft, Inc., Class A *	134,960	6,610,341
Norfolk Southern Corp.	178,462	34,532,397
Old Dominion Freight Line, Inc.	43,600	8,353,324
Southwest Airlines Co.	327,802	18,894,507
Uber Technologies, Inc. *	137,147	4,059,551
Union Pacific Corp.	477,655	84,062,503
United Airlines Holdings, Inc. *	149,449	13,868,867
United Parcel Service, Inc., Class B	473,798	56,727,835
XPO Logistics, Inc. *	62,654	5,180,859
		375,833,894

Utilities 3.2%
AES Corp.	446,890	8,450,690
Alliant Energy Corp.	159,993	8,479,629
Ameren Corp.	166,764	12,395,568
American Electric Power Co., Inc.	334,776	30,581,788
American Water Works Co., Inc.	123,174	14,907,749
Aqua America, Inc.	146,762	6,497,154
Atmos Energy Corp.	80,613	8,622,366
Avangrid, Inc.	38,256	1,856,946
CenterPoint Energy, Inc.	340,805	8,370,171
CMS Energy Corp.	191,589	11,744,406
Consolidated Edison, Inc.	224,958	19,546,601
Dominion Energy, Inc.	557,775	46,356,680
DTE Energy Co.	124,149	15,511,176
Duke Energy Corp.	493,914	43,548,397
Edison International	243,160	16,802,356
Entergy Corp.	134,792	15,688,441
Evergy, Inc.	159,277	10,077,456
Eversource Energy	219,195	18,114,275
Exelon Corp.	658,567	29,240,375
FirstEnergy Corp.	366,052	17,457,020
Security	Number of Shares	Value ($)
National Fuel Gas Co.	58,507	2,633,985
NextEra Energy, Inc.	331,307	77,466,203
NiSource, Inc.	253,144	6,695,659
NRG Energy, Inc.	169,811	6,746,591
OGE Energy Corp.	134,683	5,664,767
Pinnacle West Capital Corp.	76,203	6,659,380
PPL Corp.	489,926	16,672,182
Public Service Enterprise Group, Inc.	343,162	20,352,938
Sempra Energy	185,980	27,389,275
The Southern Co.	709,577	43,986,678
UGI Corp.	140,268	6,108,671
Vistra Energy Corp.	306,792	8,139,192
WEC Energy Group, Inc.	213,770	18,950,710
Xcel Energy, Inc.	355,478	21,858,342
		613,573,817
Total Common Stock
(Cost $14,687,078,931)		19,187,678,470

Rights 0.0% of net assets

Media & Entertainment 0.0%
DISH Network Corp. expires 12/09/19 *	8,729	5,936
Total Rights
(Cost $—)		5,936

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	6,342,058	6,342,058

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	3,367,850	3,367,850
Total Other Investment Companies
(Cost $9,709,908)		9,709,908

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	225	35,366,625	374,879
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,242,468.
(c)	The rate shown is the 7-day yield.

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2019:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 11/30/19	Balance of Shares Held at 11/30/19	Dividends Received
The Charles Schwab Corp.	$30,565,445	$1,598,815	($2,144,936)	$72,580	$8,750,944	$38,842,848	784,704	$131,571

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$19,187,678,470	$—	$—	$19,187,678,470
Rights[1]	5,936	—	—	5,936
Other Investment Companies[1]	9,709,908	—	—	9,709,908
Futures Contracts[2]	374,879	—	—	374,879
Total	$19,197,769,193	$—	$—	$19,197,769,193
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.3%
Tesla, Inc. *	87,808	28,971,372

Banks 0.2%
First Republic Bank	104,392	11,472,681
SVB Financial Group *	32,172	7,455,217
		18,927,898

Capital Goods 5.8%
Acuity Brands, Inc.	24,629	3,220,981
Allegion plc	57,689	6,924,411
AMETEK, Inc.	141,941	14,053,578
Carlisle Cos., Inc.	34,939	5,449,785
Deere & Co.	195,407	32,838,146
Fortive Corp.	183,603	13,250,628
HD Supply Holdings, Inc. *	105,512	4,201,488
HEICO Corp.	24,823	3,224,259
HEICO Corp., Class A	44,608	4,480,427
Hexcel Corp.	52,501	4,180,655
Huntington Ingalls Industries, Inc.	25,811	6,495,854
IDEX Corp.	47,337	7,703,623
L3Harris Technologies, Inc.	138,583	27,867,655
Lennox International, Inc.	21,773	5,570,622
Lockheed Martin Corp.	154,060	60,242,082
Nordson Corp.	31,611	5,242,052
Northrop Grumman Corp.	97,654	34,351,748
Quanta Services, Inc.	87,764	3,654,493
Raytheon Co.	172,826	37,575,829
Roper Technologies, Inc.	64,553	23,262,965
Sensata Technologies Holding plc *	99,546	5,125,624
Teledyne Technologies, Inc. *	22,692	7,760,437
Textron, Inc.	142,196	6,575,143
The Boeing Co.	331,676	121,453,118
The Middleby Corp. *	34,383	3,980,176
The Toro Co.	65,853	5,148,388
TransDigm Group, Inc.	30,836	17,487,096
United Rentals, Inc. *	47,714	7,302,628
W.W. Grainger, Inc.	27,535	8,727,218
WABCO Holdings, Inc. *	31,669	4,267,398
Westinghouse Air Brake Technologies Corp.	112,556	8,843,525
Woodward, Inc.	34,731	4,056,233
Xylem, Inc.	112,261	8,701,350
		513,219,615

Commercial & Professional Services 1.1%
Cintas Corp.	51,481	13,233,706
Copart, Inc. *	125,504	11,169,856
CoStar Group, Inc. *	22,694	13,908,245
Equifax, Inc.	75,274	10,511,261
IAA, Inc. *	82,429	3,736,506
IHS Markit Ltd. *	248,884	18,081,423
Stericycle, Inc. *	56,256	3,534,002
Security	Number of Shares	Value ($)
TransUnion	117,002	10,098,443
Verisk Analytics, Inc.	101,401	14,954,619
		99,228,061

Consumer Durables & Apparel 1.4%
D.R. Horton, Inc.	209,397	11,590,124
Lennar Corp., B Shares	9,426	444,624
Lennar Corp., Class A	177,107	10,564,433
Lululemon Athletica, Inc. *	70,218	15,847,500
NIKE, Inc., Class B	776,623	72,606,484
NVR, Inc. *	2,119	8,035,015
Toll Brothers, Inc.	80,797	3,245,616
Under Armour, Inc., Class A *	116,290	2,196,718
Under Armour, Inc., Class C *	120,130	2,078,249
		126,608,763

Consumer Services 1.5%
Bright Horizons Family Solutions, Inc. *	35,967	5,413,753
Chipotle Mexican Grill, Inc. *	15,866	12,913,655
Domino's Pizza, Inc.	25,727	7,571,456
Dunkin' Brands Group, Inc.	51,116	3,912,930
Marriott International, Inc., Class A	169,717	23,821,478
Norwegian Cruise Line Holdings Ltd. *	133,230	7,146,457
ServiceMaster Global Holdings, Inc. *	83,938	3,289,530
Starbucks Corp.	742,590	63,439,464
Vail Resorts, Inc.	24,823	6,023,797
Wyndham Hotels & Resorts, Inc.	59,592	3,452,165
		136,984,685

Diversified Financials 5.8%
Ameriprise Financial, Inc.	81,367	13,333,610
Berkshire Hathaway, Inc., Class B *	1,216,365	267,965,210
BlackRock, Inc.	72,943	36,100,220
Cboe Global Markets, Inc.	69,030	8,207,667
CME Group, Inc.	222,162	45,038,902
Credit Acceptance Corp. *	8,575	3,691,195
E*TRADE Financial Corp.	141,609	6,273,279
FactSet Research Systems, Inc.	23,641	6,138,386
Intercontinental Exchange, Inc.	347,667	32,739,801
MarketAxess Holdings, Inc.	23,499	9,489,366
Moody's Corp.	100,978	22,888,683
Morningstar, Inc.	12,654	1,987,943
MSCI, Inc.	52,636	13,642,725
S&P Global, Inc.	152,795	40,437,197
SEI Investments Co.	78,344	5,055,538
Voya Financial, Inc.	87,328	5,089,476
		518,079,198

Energy 0.5%
Cabot Oil & Gas Corp.	258,556	4,121,382
Cheniere Energy, Inc. *	145,743	8,823,281
Cimarex Energy Co.	62,644	2,879,745
Concho Resources, Inc.	124,277	9,017,539

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diamondback Energy, Inc.	100,767	7,793,320
Parsley Energy, Inc., Class A	173,707	2,602,131
Pioneer Natural Resources Co.	103,951	13,289,096
		48,526,494

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	272,821	81,794,464
US Foods Holding Corp. *	135,351	5,382,909
		87,177,373

Food, Beverage & Tobacco 0.8%
Beyond Meat, Inc. *(a)	6,344	526,298
Constellation Brands, Inc., Class A	103,786	19,310,423
Keurig Dr Pepper, Inc.	165,196	5,111,164
Monster Beverage Corp. *	240,462	14,384,437
Post Holdings, Inc. *	42,422	4,479,763
The Hershey Co.	92,576	13,716,060
Tyson Foods, Inc., Class A	182,806	16,432,432
		73,960,577

Health Care Equipment & Services 9.1%
ABIOMED, Inc. *	28,035	5,499,906
Align Technology, Inc. *	45,181	12,530,499
AmerisourceBergen Corp.	93,946	8,258,793
Anthem, Inc.	158,722	45,816,693
Becton Dickinson & Co.	167,520	43,303,920
Boston Scientific Corp. *	864,545	37,391,571
Centene Corp. *	256,960	15,538,371
Cerner Corp.	197,543	14,142,103
Chemed Corp.	9,830	4,227,097
Cigna Corp. *	234,341	46,849,453
Danaher Corp.	396,180	57,834,356
DaVita, Inc. *	56,030	4,021,273
DexCom, Inc. *	56,698	12,888,022
Edwards Lifesciences Corp. *	129,077	31,616,120
Guardant Health, Inc. *	24,673	1,916,352
Haemonetics Corp. *	31,320	3,777,192
HCA Healthcare, Inc.	165,062	22,887,497
Henry Schein, Inc. *	91,582	6,310,000
Hill-Rom Holdings, Inc.	41,220	4,419,196
Hologic, Inc. *	165,188	8,477,448
Humana, Inc.	83,819	28,601,557
IDEXX Laboratories, Inc. *	53,506	13,461,039
Insulet Corp. *	37,198	6,907,669
Intuitive Surgical, Inc. *	71,530	42,410,137
Laboratory Corp. of America Holdings *	60,811	10,477,127
Masimo Corp. *	30,280	4,695,520
Molina Healthcare, Inc. *	38,724	5,247,102
ResMed, Inc.	89,147	13,336,391
STERIS plc	52,831	7,984,877
Stryker Corp.	199,102	40,788,036
Teleflex, Inc.	28,775	10,167,358
The Cooper Cos., Inc.	30,869	9,664,775
UnitedHealth Group, Inc.	587,972	164,555,724
Universal Health Services, Inc., Class B	50,571	7,054,149
Varian Medical Systems, Inc. *	56,250	7,522,313
Veeva Systems, Inc., Class A *	80,892	12,067,469
WellCare Health Plans, Inc. *	31,308	10,083,368
West Pharmaceutical Services, Inc.	45,569	6,700,010
Zimmer Biomet Holdings, Inc.	127,445	18,515,210
		807,945,693

Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
Church & Dwight Co., Inc.	153,873	10,808,040
Coty, Inc., Class A	180,971	2,088,405
The Estee Lauder Cos., Inc., Class A	137,230	26,824,348
		39,720,793

Insurance 1.0%
Alleghany Corp. *	8,993	7,014,900
Aon plc	146,117	29,750,883
Arch Capital Group Ltd. *	252,129	10,581,854
Athene Holding Ltd., Class A *	74,560	3,356,691
Everest Re Group Ltd.	25,431	6,898,413
Markel Corp. *	8,597	9,762,323
RenaissanceRe Holdings Ltd.	27,246	5,131,239
Willis Towers Watson plc	79,921	15,699,681
		88,195,984

Materials 2.2%
AptarGroup, Inc.	39,529	4,431,992
Ashland Global Holdings, Inc.	37,309	2,675,055
Axalta Coating Systems Ltd. *	128,218	3,650,366
Berry Global Group, Inc. *	81,589	3,809,390
Ecolab, Inc.	155,225	28,975,851
Linde plc	335,371	69,156,854
Martin Marietta Materials, Inc.	38,865	10,431,366
NewMarket Corp.	4,544	2,244,600
Newmont Goldcorp Corp.	508,789	19,537,498
Royal Gold, Inc.	40,497	4,749,083
The Sherwin-Williams Co.	50,940	29,704,642
Vulcan Materials Co.	82,294	11,675,050
Westlake Chemical Corp.	22,086	1,516,866
		192,558,613

Media & Entertainment 14.0%
Activision Blizzard, Inc.	476,120	26,105,660
Alphabet, Inc., Class A *	185,771	242,262,103
Alphabet, Inc., Class C *	187,415	244,569,078
Altice USA, Inc., Class A *	190,909	4,883,452
Cable One, Inc.	3,130	4,804,550
Charter Communications, Inc., Class A *	100,353	47,166,914
Discovery, Inc., Class A *	100,163	3,299,369
Discovery, Inc., Class C *	214,462	6,545,380
Electronic Arts, Inc. *	182,919	18,476,648
Facebook, Inc., Class A *	1,492,140	300,875,110
Fox Corp., Class A	218,966	7,830,224
Fox Corp., Class B	102,548	3,587,129
IAC/InterActiveCorp *	44,972	10,015,264
Liberty Broadband Corp., Class A *	14,972	1,771,337
Liberty Broadband Corp., Class C *	95,062	11,358,958
Liberty Media Corp. - Liberty SiriusXM, Class A *	51,734	2,519,446
Liberty Media Corp. - Liberty SiriusXM, Class C *	93,573	4,539,226
Live Nation Entertainment, Inc. *	85,945	5,999,821
Netflix, Inc. *	271,365	85,387,711
Roku, Inc. *	56,439	9,051,123
Sirius XM Holdings, Inc.	852,930	5,953,451
Take-Two Interactive Software, Inc. *	70,586	8,565,611
The Walt Disney Co.	1,117,665	169,415,661
TripAdvisor, Inc.	67,036	1,903,822
Twitter, Inc. *	480,264	14,844,960
Zillow Group, Inc., Class A *	21,192	827,760
Zillow Group, Inc., Class C *	77,383	3,029,545
		1,245,589,313

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.4%
Alexion Pharmaceuticals, Inc. *	139,299	15,871,728
Alnylam Pharmaceuticals, Inc. *	68,696	8,047,049
Avantor, Inc. *	137,099	2,348,506
Bio-Rad Laboratories, Inc., Class A *	13,251	4,894,654
Bio-Techne Corp.	23,482	5,124,947
Biogen, Inc. *	114,486	34,324,048
BioMarin Pharmaceutical, Inc. *	111,921	9,033,144
Bluebird Bio, Inc. *	34,145	2,763,696
Catalent, Inc. *	90,145	4,686,639
Exact Sciences Corp. *	86,615	7,016,681
Exelixis, Inc. *	187,188	3,112,936
Illumina, Inc. *	91,245	29,267,746
Incyte Corp. *	110,329	10,388,579
Ionis Pharmaceuticals, Inc. *	79,018	5,053,991
IQVIA Holdings, Inc. *	113,253	16,532,673
Jazz Pharmaceuticals plc *	34,954	5,282,248
Mettler-Toledo International, Inc. *	15,288	10,998,340
Neurocrine Biosciences, Inc. *	56,575	6,597,211
PerkinElmer, Inc.	68,606	6,373,497
PRA Health Sciences, Inc. *	38,776	4,219,217
Regeneron Pharmaceuticals, Inc. *	49,640	18,317,160
Sage Therapeutics, Inc. *	31,918	4,939,949
Sarepta Therapeutics, Inc. *	43,644	4,909,514
Seattle Genetics, Inc. *	69,904	8,412,946
Syneos Health, Inc. *	38,347	2,105,634
Thermo Fisher Scientific, Inc.	248,575	78,040,121
Vertex Pharmaceuticals, Inc. *	159,619	35,395,513
Waters Corp. *	41,583	9,234,337
Zoetis, Inc.	296,390	35,720,923
		389,013,627

Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	70,576	11,470,011
American Homes 4 Rent, Class A	157,517	4,207,279
American Tower Corp.	274,708	58,795,753
AvalonBay Communities, Inc.	86,621	18,572,409
CBRE Group, Inc., Class A *	209,277	11,932,975
Crown Castle International Corp.	258,030	34,488,290
CyrusOne, Inc.	69,937	4,357,075
Digital Realty Trust, Inc.	129,336	15,643,189
Equinix, Inc.	52,649	29,844,086
Equity LifeStyle Properties, Inc.	112,485	8,332,889
Essex Property Trust, Inc.	40,804	12,738,193
Extra Space Storage, Inc.	79,409	8,421,324
Invitation Homes, Inc.	333,593	10,184,594
Kilroy Realty Corp.	57,372	4,775,645
Mid-America Apartment Communities, Inc.	71,009	9,665,035
Public Storage	93,067	19,607,356
SBA Communications Corp.	70,190	16,597,829
STORE Capital Corp.	129,780	5,283,344
Sun Communities, Inc.	56,022	9,227,384
		294,144,660

Retailing 10.2%
Advance Auto Parts, Inc.	44,099	6,927,071
Amazon.com, Inc. *	257,742	464,141,794
AutoZone, Inc. *	15,212	17,918,519
Booking Holdings, Inc. *	26,382	50,232,119
Burlington Stores, Inc. *	41,315	9,295,875
CarMax, Inc. *	102,332	9,952,810
Dollar General Corp.	159,516	25,101,438
Dollar Tree, Inc. *	146,979	13,442,699
eBay, Inc.	489,812	17,398,122
Expedia Group, Inc.	87,345	8,879,493
GrubHub, Inc. *	56,456	2,434,383
Security	Number of Shares	Value ($)
LKQ Corp. *	190,458	6,719,358
Lowe's Cos., Inc.	478,892	56,178,820
O'Reilly Automotive, Inc. *	47,452	20,987,071
Pool Corp.	24,638	5,086,515
Qurate Retail, Inc., Series A *	241,980	2,289,131
Ross Stores, Inc.	226,317	26,286,720
The Home Depot, Inc.	679,445	149,824,417
Tractor Supply Co.	73,676	6,957,961
Ulta Salon, Cosmetics & Fragrance, Inc. *	36,679	8,577,751
Wayfair, Inc., Class A *	40,067	3,402,490
		912,034,557

Semiconductors & Semiconductor Equipment 2.9%
Broadcom, Inc.	247,010	78,107,032
Cypress Semiconductor Corp.	228,251	5,352,486
First Solar, Inc. *	46,880	2,589,651
Lam Research Corp.	89,738	23,944,790
Micron Technology, Inc. *	685,057	32,547,058
Monolithic Power Systems, Inc.	24,835	3,990,488
NVIDIA Corp.	377,924	81,911,248
ON Semiconductor Corp. *	253,787	5,448,807
Qorvo, Inc. *	73,329	7,641,615
Skyworks Solutions, Inc.	106,966	10,514,758
Universal Display Corp.	26,185	5,085,651
		257,133,584

Software & Services 22.9%
Accenture plc, Class A	395,156	79,489,581
Adobe, Inc. *	301,346	93,275,627
Akamai Technologies, Inc. *	102,831	8,958,637
Alliance Data Systems Corp.	25,275	2,702,150
Alteryx, Inc., Class A *	28,759	3,265,009
Anaplan, Inc. *	51,859	2,796,237
ANSYS, Inc. *	52,366	13,337,097
Aspen Technology, Inc. *	42,611	5,343,419
Autodesk, Inc. *	136,454	24,684,529
Automatic Data Processing, Inc.	269,212	45,976,025
Black Knight, Inc. *	92,447	5,825,085
Broadridge Financial Solutions, Inc.	70,594	8,733,184
Cadence Design Systems, Inc. *	174,340	12,247,385
Cognizant Technology Solutions Corp., Class A	342,436	21,953,572
Coupa Software, Inc. *	38,152	5,855,950
DocuSign, Inc. *	76,222	5,427,769
Elastic N.V. *	19,354	1,536,901
EPAM Systems, Inc. *	34,266	7,259,252
Euronet Worldwide, Inc. *	33,653	5,289,915
Fair Isaac Corp. *	17,853	6,565,441
Fidelity National Information Services, Inc.	380,703	52,594,119
Fiserv, Inc. *	354,234	41,176,160
FleetCor Technologies, Inc. *	53,763	16,500,940
Fortinet, Inc. *	88,171	9,267,654
Gartner, Inc. *	56,189	9,016,087
Genpact Ltd.	95,267	3,877,367
Global Payments, Inc.	186,379	33,753,237
GoDaddy, Inc., Class A *	110,529	7,336,915
Guidewire Software, Inc. *	50,559	6,159,603
HubSpot, Inc. *	24,666	3,724,566
Intuit, Inc.	161,435	41,793,907
Jack Henry & Associates, Inc.	47,578	7,229,001
Mastercard, Inc., Class A	553,904	161,867,366
Microsoft Corp.	4,736,561	717,020,604
Okta, Inc. *	66,462	8,625,438
Palo Alto Networks, Inc. *	59,643	13,552,082
Paycom Software, Inc. *	30,321	8,393,156
PayPal Holdings, Inc. *	730,193	78,868,146
Proofpoint, Inc. *	34,624	4,109,523

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PTC, Inc. *	64,062	4,907,149
RingCentral, Inc., Class A *	44,325	7,644,733
salesforce.com, Inc. *	544,339	88,667,380
ServiceNow, Inc. *	116,437	32,956,329
Splunk, Inc. *	93,455	13,945,355
Square, Inc., Class A *	212,954	14,719,381
SS&C Technologies Holdings, Inc.	136,478	8,195,504
Synopsys, Inc. *	93,554	13,194,856
The Trade Desk, Inc., Class A *	24,121	6,352,024
Twilio, Inc., Class A *	75,084	7,754,676
Tyler Technologies, Inc. *	23,850	6,920,555
VeriSign, Inc. *	64,609	12,323,521
Visa, Inc., Class A	1,071,492	197,700,989
VMware, Inc., Class A	48,582	7,560,331
WEX, Inc. *	26,722	5,374,596
Workday, Inc., Class A *	100,661	18,030,398
Zendesk, Inc. *	68,550	5,415,450
Zscaler, Inc. *	39,596	2,064,139
		2,039,116,002

Technology Hardware & Equipment 8.7%
Amphenol Corp., Class A	184,562	19,194,448
Apple, Inc.	2,635,274	704,276,977
Arista Networks, Inc. *	33,634	6,563,002
CDW Corp.	90,009	12,155,716
Cognex Corp.	105,468	5,292,384
Dell Technologies, Inc., Class C *	97,064	4,706,633
F5 Networks, Inc. *	37,131	5,410,358
IPG Photonics Corp. *	22,024	3,129,390
Trimble, Inc. *	155,658	6,308,819
Ubiquiti, Inc.	7,609	1,500,495
Zebra Technologies Corp., Class A *	33,786	8,478,259
		777,016,481

Telecommunication Services 0.3%
GCI Liberty, Inc., Class A *	58,707	4,167,610
T-Mobile US, Inc. *	196,460	15,431,933
Zayo Group Holdings, Inc. *	145,988	4,998,629
		24,598,172

Transportation 1.1%
Alaska Air Group, Inc.	76,120	5,253,041
AMERCO	4,940	1,789,367
Genesee & Wyoming, Inc., Class A *	34,942	3,894,286
J.B. Hunt Transport Services, Inc.	53,428	6,177,345
Security	Number of Shares	Value ($)
JetBlue Airways Corp. *	185,550	3,575,549
Kansas City Southern	62,548	9,533,566
Lyft, Inc., Class A *	122,828	6,016,115
Norfolk Southern Corp.	163,543	31,645,571
Old Dominion Freight Line, Inc.	39,543	7,576,043
Uber Technologies, Inc. *	126,171	3,734,662
United Airlines Holdings, Inc. *	137,376	12,748,493
XPO Logistics, Inc. *	56,926	4,707,211
		96,651,249

Utilities 0.9%
NextEra Energy, Inc.	303,129	70,877,623
NRG Energy, Inc.	156,305	6,209,997
		77,087,620
Total Common Stock
(Cost $6,236,097,473)		8,892,490,384

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (b)	5,594,285	5,594,285

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.56% (b)	442,550	442,550
Total Other Investment Companies
(Cost $6,036,835)		6,036,835

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 12/20/19	120	10,339,200	195,573
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $439,688.
(b)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2019:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 11/30/19	Balance of Shares Held at 11/30/19	Dividends Received
The Charles Schwab Corp.	$24,714,498	$2,539,556	($30,129,426)	$3,819,332	($943,960)	$—	—	$—

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,892,490,384	$—	$—	$8,892,490,384
Other Investment Companies[1]	6,036,835	—	—	6,036,835
Futures Contracts[2]	195,573	—	—	195,573
Total	$8,898,722,792	$—	$—	$8,898,722,792
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Aptiv plc	127,141	11,935,997
Autoliv, Inc.	39,040	3,190,349
BorgWarner, Inc.	102,440	4,307,602
Ford Motor Co.	1,944,873	17,620,549
General Motors Co.	623,515	22,446,540
Gentex Corp.	126,770	3,600,268
Harley-Davidson, Inc.	78,047	2,839,350
Lear Corp.	27,565	3,316,345
		69,257,000

Banks 10.6%
Bank of America Corp.	4,157,483	138,527,334
BB&T Corp.	380,224	20,805,857
BOK Financial Corp.	15,866	1,322,272
Citigroup, Inc.	1,121,101	84,217,107
Citizens Financial Group, Inc.	222,285	8,549,081
Comerica, Inc.	74,135	5,219,845
Commerce Bancshares, Inc.	49,098	3,291,039
Cullen/Frost Bankers, Inc.	28,399	2,657,010
East West Bancorp, Inc.	72,368	3,315,902
Fifth Third Bancorp	363,063	10,960,872
Huntington Bancshares, Inc.	516,081	7,684,446
JPMorgan Chase & Co.	1,587,368	209,151,608
KeyCorp	498,794	9,671,616
M&T Bank Corp.	66,429	10,943,513
New York Community Bancorp, Inc.	232,741	2,774,273
People's United Financial, Inc.	220,528	3,638,712
Regions Financial Corp.	496,012	8,253,640
Signature Bank	27,183	3,353,295
SunTrust Banks, Inc.	220,313	15,606,973
The PNC Financial Services Group, Inc.	220,968	33,854,507
U.S. Bancorp	711,652	42,720,470
Wells Fargo & Co.	1,989,822	108,365,706
Zions Bancorp NA	88,091	4,385,170
		739,270,248

Capital Goods 7.6%
3M Co.	285,494	48,468,316
A.O. Smith Corp.	68,856	3,332,630
AGCO Corp.	31,481	2,459,611
Allison Transmission Holdings, Inc.	59,940	2,901,096
Arconic, Inc.	192,238	5,951,688
Caterpillar, Inc.	279,196	40,408,037
Cummins, Inc.	78,304	14,318,669
Donaldson Co., Inc.	63,419	3,556,537
Dover Corp.	72,002	8,026,783
Eaton Corp. plc	208,433	19,280,052
Emerson Electric Co.	305,256	22,546,208
Fastenal Co.	284,999	10,123,164
Flowserve Corp.	65,262	3,178,259
Fortune Brands Home & Security, Inc.	69,583	4,401,821
Security	Number of Shares	Value ($)
General Dynamics Corp.	116,109	21,101,650
General Electric Co.	4,330,980	48,810,145
Graco, Inc.	83,045	4,011,904
Honeywell International, Inc.	357,070	63,754,848
Hubbell, Inc.	27,027	3,973,510
Illinois Tool Works, Inc.	146,084	25,466,824
Ingersoll-Rand plc	119,887	15,718,385
Jacobs Engineering Group, Inc.	67,243	6,192,408
Johnson Controls International plc	394,885	16,912,925
Lincoln Electric Holdings, Inc.	30,772	2,839,025
Masco Corp.	143,767	6,692,354
Owens Corning	54,046	3,624,325
PACCAR, Inc.	172,101	14,003,858
Parker-Hannifin Corp.	63,807	12,684,193
Pentair plc	83,642	3,709,523
Rockwell Automation, Inc.	58,067	11,371,841
Snap-on, Inc.	27,406	4,397,567
Spirit AeroSystems Holdings, Inc., Class A	51,419	4,472,939
Stanley Black & Decker, Inc.	75,412	11,895,489
United Technologies Corp.	402,546	59,713,674
		530,300,258

Commercial & Professional Services 0.6%
ManpowerGroup, Inc.	29,729	2,754,095
Nielsen Holdings plc	177,182	3,463,908
Republic Services, Inc.	105,214	9,327,221
Robert Half International, Inc.	58,427	3,400,451
Rollins, Inc.	70,012	2,509,930
Waste Management, Inc.	193,691	21,869,651
		43,325,256

Consumer Durables & Apparel 1.0%
Capri Holdings Ltd. *	75,446	2,802,064
Garmin Ltd.	71,758	7,010,039
Hanesbrands, Inc.	180,035	2,713,127
Hasbro, Inc.	62,674	6,373,946
Leggett & Platt, Inc.	65,393	3,421,362
Mohawk Industries, Inc. *	29,734	4,144,028
Newell Brands, Inc.	189,719	3,646,399
Polaris, Inc.	28,583	2,792,559
PulteGroup, Inc.	128,423	5,091,972
PVH Corp.	36,829	3,570,940
Ralph Lauren Corp.	25,701	2,758,745
Tapestry, Inc.	142,816	3,840,322
VF Corp.	162,035	14,346,579
Whirlpool Corp.	31,597	4,521,531
		67,033,613

Consumer Services 2.4%
Aramark	122,971	5,366,454
Caesars Entertainment Corp. *	276,826	3,609,811
Carnival Corp.	199,181	8,979,080
Darden Restaurants, Inc.	61,125	7,239,645
H&R Block, Inc.	99,895	2,435,440

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hilton Worldwide Holdings, Inc.	142,565	14,969,325
Las Vegas Sands Corp.	168,408	10,567,602
McDonald's Corp.	376,889	73,297,373
MGM Resorts International	259,143	8,279,619
Royal Caribbean Cruises Ltd.	85,403	10,250,068
Service Corp. International	90,768	3,995,607
Wynn Resorts Ltd.	48,167	5,820,982
Yum! Brands, Inc.	151,008	15,201,975
		170,012,981

Diversified Financials 4.8%
AGNC Investment Corp.	272,736	4,723,788
Ally Financial, Inc.	194,117	6,180,685
American Express Co.	337,629	40,555,995
Annaly Capital Management, Inc.	723,683	6,751,962
AXA Equitable Holdings, Inc.	219,436	5,428,847
Capital One Financial Corp.	233,412	23,343,534
Discover Financial Services	158,173	13,424,143
Eaton Vance Corp.	56,195	2,650,718
Franklin Resources, Inc.	140,418	3,860,091
Invesco Ltd.	191,831	3,368,552
Jefferies Financial Group, Inc.	125,479	2,622,511
KKR & Co., Inc., Class A	271,471	8,005,680
Lazard Ltd., Class A	55,981	2,163,106
Morgan Stanley	623,367	30,844,199
Nasdaq, Inc.	57,211	5,995,713
Northern Trust Corp.	106,851	11,458,701
Raymond James Financial, Inc.	61,319	5,507,673
Santander Consumer USA Holdings, Inc.	51,598	1,215,133
Starwood Property Trust, Inc.	140,181	3,434,435
State Street Corp.	185,162	13,905,666
Synchrony Financial	303,457	11,352,326
T. Rowe Price Group, Inc.	116,720	14,421,923
TD Ameritrade Holding Corp.	133,927	6,941,436
The Bank of New York Mellon Corp.	425,711	20,847,068
The Blackstone Group, Inc., Class A	328,238	17,797,064
The Charles Schwab Corp. (a)	576,047	28,514,327
The Goldman Sachs Group, Inc.	160,597	35,548,146
		330,863,422

Energy 7.6%
Apache Corp.	187,537	4,178,324
Baker Hughes Co.	321,268	7,202,829
Chevron Corp.	942,127	110,351,335
ConocoPhillips	550,930	33,022,744
Continental Resources, Inc.	42,846	1,323,084
Devon Energy Corp.	199,690	4,371,214
EOG Resources, Inc.	288,013	20,420,122
Exxon Mobil Corp.	2,100,160	143,083,901
Halliburton Co.	435,502	9,141,187
Helmerich & Payne, Inc.	54,505	2,154,583
Hess Corp.	128,644	7,987,506
HollyFrontier Corp.	75,425	3,888,159
Kinder Morgan, Inc.	966,172	18,946,633
Marathon Oil Corp.	399,024	4,648,630
Marathon Petroleum Corp.	326,704	19,811,331
National Oilwell Varco, Inc.	192,217	4,334,493
Noble Energy, Inc.	237,856	4,937,891
Occidental Petroleum Corp.	443,903	17,121,339
ONEOK, Inc.	204,943	14,561,200
Phillips 66	222,598	25,536,442
Schlumberger Ltd.	686,343	24,845,617
Targa Resources Corp.	115,131	4,205,735
TechnipFMC plc	209,323	3,943,645
The Williams Cos., Inc.	601,490	13,665,853
Security	Number of Shares	Value ($)
Valero Energy Corp.	205,656	19,638,091
WPX Energy, Inc. *	210,362	2,069,962
		525,391,850

Food & Staples Retailing 2.0%
Sysco Corp.	254,674	20,513,991
The Kroger Co.	397,307	10,862,373
Walgreens Boots Alliance, Inc.	376,490	22,438,804
Walmart, Inc.	705,766	84,049,673
		137,864,841

Food, Beverage & Tobacco 6.4%
Altria Group, Inc.	927,079	46,075,826
Archer-Daniels-Midland Co.	276,837	11,884,612
Brown-Forman Corp., Class A	27,678	1,765,856
Brown-Forman Corp., Class B	90,573	6,142,661
Bunge Ltd.	70,398	3,757,845
Campbell Soup Co.	83,937	3,908,946
Conagra Brands, Inc.	241,910	6,983,942
General Mills, Inc.	299,494	15,969,020
Hormel Foods Corp.	137,796	6,136,056
Ingredion, Inc.	33,222	2,763,074
Kellogg Co.	123,616	8,049,874
Lamb Weston Holdings, Inc.	72,465	6,085,611
McCormick & Co., Inc. Non-Voting Shares	61,158	10,350,991
Molson Coors Brewing Co., Class B	93,224	4,705,948
Mondelez International, Inc., Class A	715,696	37,602,668
PepsiCo, Inc.	693,869	94,248,226
Philip Morris International, Inc.	772,116	64,031,580
Pilgrim's Pride Corp. *	26,095	821,993
The Coca-Cola Co.	1,909,857	101,986,364
The J.M. Smucker Co.	56,788	5,967,851
The Kraft Heinz Co.	309,484	9,439,262
		448,678,206

Health Care Equipment & Services 3.7%
Abbott Laboratories	877,106	74,948,708
Baxter International, Inc.	253,374	20,769,067
Cardinal Health, Inc.	148,181	8,154,400
CVS Health Corp.	645,397	48,579,032
DENTSPLY SIRONA, Inc.	111,255	6,290,358
Encompass Health Corp.	49,026	3,466,628
McKesson Corp.	91,908	13,293,573
Medtronic plc	665,830	74,166,804
Quest Diagnostics, Inc.	66,916	7,129,900
		256,798,470

Household & Personal Products 3.1%
Colgate-Palmolive Co.	425,803	28,877,960
Herbalife Nutrition Ltd. *	47,411	2,162,416
Kimberly-Clark Corp.	170,816	23,289,053
The Clorox Co.	62,449	9,256,815
The Procter & Gamble Co.	1,242,255	151,629,645
		215,215,889

Insurance 4.2%
Aflac, Inc.	367,430	20,149,861
American Financial Group, Inc.	37,077	4,067,718
American International Group, Inc.	431,709	22,733,796
Arthur J. Gallagher & Co.	92,521	8,629,434
Assurant, Inc.	30,340	4,031,276
Axis Capital Holdings Ltd.	41,724	2,469,226
Brown & Brown, Inc.	115,463	4,357,574
Chubb Ltd.	226,174	34,260,837

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	75,385	8,069,964
CNA Financial Corp.	13,447	601,350
Erie Indemnity Co., Class A	9,096	1,539,953
Fidelity National Financial, Inc.	136,339	6,493,826
Globe Life, Inc.	49,840	5,121,558
Lincoln National Corp.	99,425	5,871,046
Loews Corp.	129,053	6,568,798
Marsh & McLennan Cos., Inc.	251,267	27,154,425
MetLife, Inc.	395,021	19,715,498
Old Republic International Corp.	141,928	3,201,896
Principal Financial Group, Inc.	128,861	7,100,241
Prudential Financial, Inc.	199,500	18,677,190
Reinsurance Group of America, Inc.	31,154	5,154,741
The Allstate Corp.	163,368	18,191,027
The Hartford Financial Services Group, Inc.	179,441	11,100,220
The Progressive Corp.	290,143	21,194,946
The Travelers Cos., Inc.	129,222	17,667,232
Unum Group	103,891	3,193,609
W.R. Berkley Corp.	71,814	4,883,352
		292,200,594

Materials 3.3%
Air Products & Chemicals, Inc.	109,355	25,843,867
Albemarle Corp.	52,745	3,448,468
Amcor plc *	807,500	8,284,950
Avery Dennison Corp.	41,616	5,425,478
Ball Corp.	164,531	10,868,918
Celanese Corp., Series A	61,529	7,726,196
CF Industries Holdings, Inc.	108,074	4,994,099
Corteva, Inc. *	371,062	9,655,033
Crown Holdings, Inc. *	67,413	5,116,647
Dow, Inc. *	368,834	19,684,671
DuPont de Nemours, Inc.	369,960	23,977,108
Eastman Chemical Co.	67,986	5,328,063
FMC Corp.	64,772	6,345,065
Freeport-McMoRan, Inc.	718,549	8,177,088
Huntsman Corp.	101,711	2,300,703
International Flavors & Fragrances, Inc.	53,094	7,498,466
International Paper Co.	194,511	9,013,640
LyondellBasell Industries N.V., Class A	128,107	11,855,022
Nucor Corp.	150,675	8,492,043
Packaging Corp. of America	47,156	5,276,756
PPG Industries, Inc.	117,265	15,108,423
Reliance Steel & Aluminum Co.	33,200	3,916,936
RPM International, Inc.	64,153	4,730,001
Sealed Air Corp.	76,854	2,899,701
Sonoco Products Co.	49,844	3,017,057
Steel Dynamics, Inc.	109,331	3,687,735
The Mosaic Co.	176,839	3,368,783
W.R. Grace & Co.	27,816	1,858,943
Westrock Co.	127,453	5,140,179
		233,040,039

Media & Entertainment 2.1%
CBS Corp., Class B Non-Voting Shares	165,390	6,678,448
Comcast Corp., Class A	2,250,851	99,375,072
DISH Network Corp., Class A *	119,655	4,088,611
Liberty Global plc, Class A *	81,184	1,830,699
Liberty Global plc, Class C *	205,209	4,411,994
Liberty Media Corp. - Liberty Formula One, Class A *	12,740	548,712
Liberty Media Corp. - Liberty Formula One, Class C *	100,965	4,552,512
News Corp., Class A	192,056	2,473,681
News Corp., Class B	60,573	797,746
Omnicom Group, Inc.	107,950	8,579,866
Snap, Inc., Class A *	379,070	5,780,818
Security	Number of Shares	Value ($)
The Interpublic Group of Cos., Inc.	192,392	4,309,581
Viacom, Inc., Class B	181,349	4,365,070
		147,792,810

Pharmaceuticals, Biotechnology & Life Sciences 10.7%
AbbVie, Inc.	733,726	64,369,782
Agilent Technologies, Inc.	153,877	12,428,645
Allergan plc	162,793	30,106,938
Amgen, Inc.	297,613	69,855,723
Bristol-Myers Squibb Co.	1,163,549	66,252,480
Elanco Animal Health, Inc. *	185,311	5,134,968
Eli Lilly & Co.	421,621	49,477,224
Gilead Sciences, Inc.	628,503	42,260,542
Johnson & Johnson	1,310,219	180,142,010
Merck & Co., Inc.	1,270,636	110,774,047
Mylan N.V. *	256,376	4,814,741
Perrigo Co., plc	67,650	3,465,710
Pfizer, Inc.	2,744,891	105,733,201
		744,816,011

Real Estate 3.9%
American Campus Communities, Inc.	68,453	3,288,482
Americold Realty Trust	95,397	3,588,835
Apartment Investment & Management Co., Class A	74,023	3,980,217
Boston Properties, Inc.	71,438	9,897,021
Brixmor Property Group, Inc.	148,266	3,252,956
Camden Property Trust	48,074	5,362,655
CubeSmart	95,745	2,952,776
Douglas Emmett, Inc.	81,976	3,612,682
Duke Realty Corp.	179,522	6,315,584
Equity Residential	173,001	14,722,385
Federal Realty Investment Trust	34,615	4,571,603
Gaming & Leisure Properties, Inc.	100,968	4,260,850
Healthcare Trust of America, Inc., Class A	102,153	3,100,344
Healthpeak Properties, Inc.	243,263	8,485,013
Highwoods Properties, Inc.	51,542	2,502,364
Host Hotels & Resorts, Inc.	362,878	6,346,736
Iron Mountain, Inc.	141,932	4,558,856
JBG SMITH Properties	58,655	2,339,161
Jones Lang LaSalle, Inc.	25,569	4,252,892
Kimco Realty Corp.	209,527	4,529,974
Lamar Advertising Co., Class A	42,795	3,570,387
Liberty Property Trust	78,298	4,824,723
Medical Properties Trust, Inc.	246,973	5,127,159
National Retail Properties, Inc.	85,197	4,748,881
Omega Healthcare Investors, Inc.	107,800	4,530,834
Park Hotels & Resorts, Inc.	119,339	2,822,367
Prologis, Inc.	313,210	28,674,376
Realty Income Corp.	157,926	12,101,869
Regency Centers Corp.	83,247	5,414,385
Simon Property Group, Inc.	152,858	23,113,658
SL Green Realty Corp.	40,995	3,498,103
The Macerich Co.	54,833	1,476,653
UDR, Inc.	145,448	6,988,776
Ventas, Inc.	184,585	10,763,151
VEREIT, Inc.	523,590	5,110,238
VICI Properties, Inc.	229,005	5,663,294
Vornado Realty Trust	78,775	5,086,502
Welltower, Inc.	201,112	17,008,042
Weyerhaeuser Co.	368,835	10,884,321
WP Carey, Inc.	84,757	7,070,429
		270,399,534

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 1.5%
Best Buy Co., Inc.	115,263	9,294,808
Foot Locker, Inc.	54,614	2,187,291
Genuine Parts Co.	72,504	7,567,242
Kohl's Corp.	79,181	3,722,299
L Brands, Inc.	115,627	2,213,101
Macy's, Inc. (b)	153,790	2,356,063
Target Corp.	253,559	31,697,411
The Gap, Inc.	106,622	1,770,991
The TJX Cos., Inc.	599,957	36,675,371
Tiffany & Co.	54,007	7,226,137
Williams-Sonoma, Inc.	38,888	2,698,827
		107,409,541

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. *	538,723	21,091,005
Analog Devices, Inc.	183,325	20,706,559
Applied Materials, Inc.	458,431	26,543,155
Intel Corp.	2,198,474	127,621,416
KLA Corp.	79,034	12,950,511
Marvell Technology Group Ltd.	328,719	8,668,320
Maxim Integrated Products, Inc.	134,879	7,643,593
Microchip Technology, Inc.	118,378	11,191,456
QUALCOMM, Inc.	566,663	47,344,693
Teradyne, Inc.	84,556	5,292,360
Texas Instruments, Inc.	463,327	55,696,539
Xilinx, Inc.	125,601	11,653,261
		356,402,868

Software & Services 2.6%
Booz Allen Hamilton Holding Corp.	69,644	5,067,298
CDK Global, Inc.	60,248	3,226,280
Cerence, Inc. *	17,736	275,972
Ceridian HCM Holding, Inc. *	49,156	2,967,056
Citrix Systems, Inc.	61,127	6,895,737
DXC Technology Co.	130,439	4,869,288
International Business Machines Corp.	439,633	59,108,657
Leidos Holdings, Inc.	67,149	6,099,815
NortonLifeLock, Inc.	282,673	7,038,558
Nuance Communications, Inc. *	142,169	2,549,090
Oracle Corp.	1,092,607	61,338,957
Paychex, Inc.	158,986	13,691,874
Sabre Corp.	136,231	3,055,661
The Western Union Co.	210,408	5,655,767
		181,840,010

Technology Hardware & Equipment 3.1%
Arrow Electronics, Inc. *	41,346	3,292,795
Avnet, Inc.	51,515	2,094,085
Cisco Systems, Inc.	2,106,809	95,459,516
Corning, Inc.	387,521	11,253,610
FLIR Systems, Inc.	67,465	3,613,425
Hewlett Packard Enterprise Co.	649,235	10,277,390
HP, Inc.	735,427	14,767,374
Jabil, Inc.	69,277	2,690,719
Juniper Networks, Inc.	171,652	4,301,599
Keysight Technologies, Inc. *	93,244	9,979,905
Motorola Solutions, Inc.	82,282	13,765,779
National Instruments Corp.	59,123	2,490,261
NetApp, Inc.	118,250	7,164,767
Seagate Technology plc	117,494	7,012,042
TE Connectivity Ltd.	166,714	15,456,055
Security	Number of Shares	Value ($)
Western Digital Corp.	147,193	7,408,224
Xerox Holdings Corp. *	94,784	3,689,941
		214,717,487

Telecommunication Services 3.9%
AT&T, Inc.	3,626,241	135,548,889
CenturyLink, Inc.	488,223	7,074,351
Sprint Corp. *	305,422	1,808,098
Verizon Communications, Inc.	2,052,571	123,646,877
		268,078,215

Transportation 2.8%
American Airlines Group, Inc.	196,667	5,652,210
C.H. Robinson Worldwide, Inc.	67,450	5,183,533
CSX Corp.	396,111	28,337,781
Delta Air Lines, Inc.	287,180	16,458,286
Expeditors International of Washington, Inc.	84,828	6,341,741
FedEx Corp.	119,103	19,062,435
Southwest Airlines Co.	240,457	13,859,941
Union Pacific Corp.	349,637	61,532,616
United Parcel Service, Inc., Class B	346,562	41,493,868
		197,922,411

Utilities 5.6%
AES Corp.	329,759	6,235,743
Alliant Energy Corp.	118,041	6,256,173
Ameren Corp.	122,180	9,081,639
American Electric Power Co., Inc.	245,056	22,385,865
American Water Works Co., Inc.	89,653	10,850,702
Aqua America, Inc.	107,596	4,763,275
Atmos Energy Corp.	58,740	6,282,830
Avangrid, Inc.	27,616	1,340,481
CenterPoint Energy, Inc.	249,794	6,134,941
CMS Energy Corp.	141,114	8,650,288
Consolidated Edison, Inc.	164,642	14,305,743
Dominion Energy, Inc.	407,892	33,899,904
DTE Energy Co.	91,139	11,386,907
Duke Energy Corp.	361,582	31,880,685
Edison International	177,976	12,298,142
Entergy Corp.	98,884	11,509,109
Evergy, Inc.	117,017	7,403,665
Eversource Energy	160,594	13,271,488
Exelon Corp.	482,167	21,408,215
FirstEnergy Corp.	268,440	12,801,903
National Fuel Gas Co.	42,934	1,932,889
NiSource, Inc.	185,513	4,906,819
OGE Energy Corp.	99,683	4,192,667
Pinnacle West Capital Corp.	55,749	4,871,905
PPL Corp.	358,430	12,197,373
Public Service Enterprise Group, Inc.	250,932	14,882,777
Sempra Energy	136,251	20,065,685
The Southern Co.	518,717	32,155,267
UGI Corp.	103,803	4,520,621
Vistra Energy Corp.	224,485	5,955,587
WEC Energy Group, Inc.	156,541	13,877,360
Xcel Energy, Inc.	260,230	16,001,543
		387,708,191
Total Common Stock
(Cost $6,039,952,119)		6,936,339,745

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media & Entertainment 0.0%
DISH Network Corp. expires 12/09/19 *	6,479	4,406
Total Rights
(Cost $—)		4,406

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	2,263,432	2,263,432

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	2,091,200	2,091,200
Total Other Investment Companies
(Cost $4,354,632)		4,354,632

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 12/20/19	302	19,856,500	107,615
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,002,324.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2019:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 11/30/19	Balance of Shares Held at 11/30/19	Dividends Received
The Charles Schwab Corp.	$—	$25,198,433	($585,937)	($10,029)	$3,911,860	$28,514,327	576,047	$97,812

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,936,339,745	$—	$—	$6,936,339,745
Rights[1]	4,406	—	—	4,406
Other Investment Companies[1]	4,354,632	—	—	4,354,632
Futures Contracts[2]	107,615	—	—	107,615
Total	$6,940,806,398	$—	$—	$6,940,806,398
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Autoliv, Inc.	160,353	13,104,047
BorgWarner, Inc.	422,924	17,783,954
Gentex Corp.	523,373	14,863,793
Harley-Davidson, Inc.	320,086	11,644,729
Lear Corp.	113,689	13,677,924
		71,074,447

Banks 5.1%
Associated Banc-Corp.	331,359	7,104,337
Bank OZK	249,226	7,397,028
BankUnited, Inc.	196,099	6,875,231
BOK Financial Corp.	65,461	5,455,520
CIT Group, Inc.	193,382	8,802,749
Comerica, Inc.	305,656	21,521,239
Commerce Bancshares, Inc.	203,006	13,607,492
Cullen/Frost Bankers, Inc.	116,449	10,894,968
East West Bancorp, Inc.	297,873	13,648,541
Essent Group Ltd.	202,401	11,061,215
F.N.B. Corp.	663,811	8,244,533
First Citizens BancShares, Inc., Class A	17,747	9,224,891
First Hawaiian, Inc.	272,237	7,769,644
First Horizon National Corp.	638,102	10,260,680
IBERIABANK Corp.	107,595	7,853,359
Investors Bancorp, Inc.	458,024	5,523,769
MGIC Investment Corp.	723,187	10,421,125
New York Community Bancorp, Inc.	960,538	11,449,613
PacWest Bancorp	241,367	8,988,507
People's United Financial, Inc.	908,883	14,996,569
Pinnacle Financial Partners, Inc.	147,666	9,069,646
Popular, Inc.	197,341	10,914,931
Prosperity Bancshares, Inc.	194,494	13,663,203
Radian Group, Inc.	418,223	10,806,882
Signature Bank	112,467	13,873,929
Sterling Bancorp	419,037	8,556,735
Synovus Financial Corp.	299,842	11,420,982
TCF Financial Corp.	315,488	13,405,085
TFS Financial Corp.	102,978	2,089,424
Webster Financial Corp.	188,222	9,164,529
Western Alliance Bancorp	194,703	10,155,708
Wintrust Financial Corp.	115,838	7,866,558
Zions Bancorp NA	361,997	18,020,211
		340,108,833

Capital Goods 11.6%
A.O. Smith Corp.	283,079	13,701,024
Acuity Brands, Inc.	81,514	10,660,401
AECOM *	322,105	13,956,810
AGCO Corp.	129,235	10,097,131
Air Lease Corp.	212,112	9,848,360
Allegion plc	191,148	22,943,494
Allison Transmission Holdings, Inc.	246,124	11,912,402
Security	Number of Shares	Value ($)
Arconic, Inc.	794,114	24,585,769
Armstrong World Industries, Inc.	99,327	9,537,379
BWX Technologies, Inc.	194,422	11,690,595
Carlisle Cos., Inc.	115,994	18,092,744
Colfax Corp. *	170,736	5,753,803
Crane Co.	104,054	8,643,766
Curtiss-Wright Corp.	87,252	11,980,572
Donaldson Co., Inc.	260,951	14,634,132
EMCOR Group, Inc.	114,627	10,193,779
Flowserve Corp.	268,465	13,074,245
Fortune Brands Home & Security, Inc.	286,471	18,122,155
Gardner Denver Holdings, Inc. *	270,889	9,175,010
Generac Holdings, Inc. *	127,977	12,605,734
Graco, Inc.	341,246	16,485,594
GrafTech International Ltd.	124,668	1,756,572
HD Supply Holdings, Inc. *	351,028	13,977,935
Hexcel Corp.	174,570	13,901,009
Hubbell, Inc.	111,448	16,385,085
Huntington Ingalls Industries, Inc.	84,654	21,304,872
IDEX Corp.	155,174	25,253,017
ITT, Inc.	179,722	12,541,001
Jacobs Engineering Group, Inc.	277,110	25,519,060
Lennox International, Inc.	72,346	18,509,724
Lincoln Electric Holdings, Inc.	126,172	11,640,629
MasTec, Inc. *	123,019	8,161,080
Mercury Systems, Inc. *	113,191	8,291,241
MSC Industrial Direct Co., Inc., Class A	91,963	6,751,004
Nordson Corp.	104,684	17,359,748
nVent Electric plc	317,912	7,855,605
Oshkosh Corp.	139,689	12,636,267
Owens Corning	223,561	14,992,001
Pentair plc	344,157	15,263,363
Quanta Services, Inc.	290,354	12,090,341
Regal Beloit Corp.	85,689	7,003,362
Sensata Technologies Holding plc *	329,965	16,989,898
Snap-on, Inc.	113,071	18,143,373
Spirit AeroSystems Holdings, Inc., Class A	212,420	18,478,416
Teledyne Technologies, Inc. *	74,453	25,462,181
The Middleby Corp. *	114,397	13,242,597
The Timken Co.	139,839	7,354,133
The Toro Co.	218,327	17,068,805
Trex Co., Inc. *	119,297	10,266,700
United Rentals, Inc. *	158,022	24,185,267
WABCO Holdings, Inc. *	105,123	14,165,324
Watsco, Inc.	66,598	11,852,446
Westinghouse Air Brake Technologies Corp.	372,449	29,263,318
Woodward, Inc.	114,942	13,424,076
		768,784,349

Commercial & Professional Services 1.6%
ADT, Inc. (a)	211,698	1,956,089
ASGN, Inc. *	108,091	7,243,178
Clean Harbors, Inc. *	104,945	8,673,704
IAA, Inc. *	272,630	12,358,318
Insperity, Inc.	79,028	6,146,008

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
KAR Auction Services, Inc.	272,730	5,760,058
ManpowerGroup, Inc.	122,198	11,320,423
Nielsen Holdings plc	730,601	14,283,250
Robert Half International, Inc.	241,544	14,057,861
Rollins, Inc.	287,537	10,308,201
Stericycle, Inc. *	186,039	11,686,970
TriNet Group, Inc. *	91,214	4,993,966
		108,788,026

Consumer Durables & Apparel 3.9%
Brunswick Corp.	175,031	10,286,572
Capri Holdings Ltd. *	309,650	11,500,401
Carter's, Inc.	91,338	9,436,129
Columbia Sportswear Co.	59,360	5,490,800
Hanesbrands, Inc.	738,189	11,124,508
Leggett & Platt, Inc.	270,055	14,129,277
Mattel, Inc. *	705,369	8,252,817
Mohawk Industries, Inc. *	122,655	17,094,427
Newell Brands, Inc.	782,222	15,034,307
NVR, Inc. *	7,028	26,649,403
Polaris, Inc.	117,333	11,463,434
PulteGroup, Inc.	528,014	20,935,755
PVH Corp.	152,370	14,773,795
Ralph Lauren Corp.	105,852	11,362,154
Skechers U.S.A., Inc., Class A *	273,058	10,982,393
Tapestry, Inc.	587,529	15,798,655
Toll Brothers, Inc.	263,799	10,596,806
Under Armour, Inc., Class A *	384,445	7,262,166
Under Armour, Inc., Class C *	400,629	6,930,882
Whirlpool Corp.	130,338	18,651,368
		257,756,049

Consumer Services 3.9%
Aramark	505,161	22,045,226
Bright Horizons Family Solutions, Inc. *	119,164	17,936,565
Caesars Entertainment Corp. *	1,141,719	14,888,016
Chegg, Inc. *	231,956	8,992,934
Choice Hotels International, Inc.	64,784	6,300,244
Churchill Downs, Inc.	73,346	9,535,713
Cracker Barrel Old Country Store, Inc.	49,097	7,548,173
Domino's Pizza, Inc.	84,389	24,835,683
Dunkin' Brands Group, Inc.	168,931	12,931,668
Grand Canyon Education, Inc. *	98,746	8,412,172
H&R Block, Inc.	409,835	9,991,777
Marriott Vacations Worldwide Corp.	79,102	9,716,890
Planet Fitness, Inc., Class A *	172,803	12,773,598
Service Corp. International	373,513	16,442,042
ServiceMaster Global Holdings, Inc. *	278,882	10,929,386
Six Flags Entertainment Corp.	160,338	6,971,496
Texas Roadhouse, Inc.	133,636	7,737,524
The Wendy's Co.	376,447	8,071,024
Vail Resorts, Inc.	82,345	19,982,661
Wyndham Destinations, Inc.	188,318	9,133,423
Wyndham Hotels & Resorts, Inc.	196,918	11,407,460
		256,583,675

Diversified Financials 4.2%
Affiliated Managers Group, Inc.	103,449	8,831,441
AGNC Investment Corp.	1,121,813	19,429,801
Blackstone Mortgage Trust, Inc., Class A	274,034	10,037,865
Chimera Investment Corp.	382,071	7,782,786
Credit Acceptance Corp. *	28,410	12,229,369
Eaton Vance Corp.	230,867	10,889,996
FactSet Research Systems, Inc.	78,341	20,341,241
Invesco Ltd.	788,532	13,846,622
Janus Henderson Group plc	325,033	8,255,838
Security	Number of Shares	Value ($)
Jefferies Financial Group, Inc.	514,831	10,759,968
Lazard Ltd., Class A	230,788	8,917,648
LPL Financial Holdings, Inc.	168,139	15,527,637
MFA Financial, Inc.	920,615	7,051,911
Morningstar, Inc.	41,908	6,583,747
Navient Corp.	414,475	5,947,716
New Residential Investment Corp.	853,914	13,235,667
OneMain Holdings, Inc.	155,724	6,710,147
Raymond James Financial, Inc.	253,052	22,729,131
Santander Consumer USA Holdings, Inc.	213,657	5,031,622
SEI Investments Co.	259,818	16,766,056
SLM Corp.	871,626	7,434,970
Starwood Property Trust, Inc.	577,213	14,141,718
Two Harbors Investment Corp.	557,161	8,101,121
Voya Financial, Inc.	287,182	16,736,967
		277,320,985

Energy 2.2%
Antero Midstream Corp. (a)	612,129	2,803,551
Apache Corp.	768,333	17,118,459
Cabot Oil & Gas Corp.	856,964	13,660,006
Cimarex Energy Co.	207,257	9,527,604
Devon Energy Corp.	829,875	18,165,964
Equitrans Midstream Corp.	416,877	4,156,264
Helmerich & Payne, Inc.	223,606	8,839,145
HollyFrontier Corp.	310,035	15,982,304
Murphy Oil Corp.	314,949	7,246,977
National Oilwell Varco, Inc.	790,262	17,820,408
Parsley Energy, Inc., Class A	574,246	8,602,205
Targa Resources Corp.	476,681	17,413,157
WPX Energy, Inc. *	862,705	8,489,017
		149,825,061

Food & Staples Retailing 0.6%
Casey's General Stores, Inc.	75,092	13,048,737
Performance Food Group Co. *	215,994	10,164,677
US Foods Holding Corp. *	447,858	17,811,313
		41,024,727

Food, Beverage & Tobacco 1.3%
Beyond Meat, Inc. *(a)	21,019	1,743,736
Bunge Ltd.	290,696	15,517,353
Flowers Foods, Inc.	392,981	8,460,881
Ingredion, Inc.	136,273	11,333,826
Lamb Weston Holdings, Inc.	298,004	25,026,376
Lancaster Colony Corp.	40,444	6,391,365
Pilgrim's Pride Corp. *	106,982	3,369,933
Post Holdings, Inc. *	140,882	14,877,139
Seaboard Corp.	525	2,158,574
		88,879,183

Health Care Equipment & Services 4.9%
ABIOMED, Inc. *	92,935	18,231,988
Chemed Corp.	32,670	14,048,753
DaVita, Inc. *	185,841	13,337,809
DENTSPLY SIRONA, Inc.	458,617	25,930,205
Encompass Health Corp.	201,455	14,244,883
Guardant Health, Inc. *	81,577	6,336,086
Haemonetics Corp. *	103,694	12,505,496
HealthEquity, Inc. *	144,267	9,072,952
Henry Schein, Inc. *	303,437	20,906,809
Hill-Rom Holdings, Inc.	137,081	14,696,454
ICU Medical, Inc. *	39,268	7,361,965
Insulet Corp. *	123,441	22,922,994
Integra LifeSciences Holdings Corp. *	144,963	8,841,293

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LivaNova plc *	98,824	8,277,498
Masimo Corp. *	100,634	15,605,314
Molina Healthcare, Inc. *	128,756	17,446,438
Penumbra, Inc. *	65,718	11,626,829
STERIS plc	173,369	26,202,991
Teladoc Health, Inc. *	147,136	12,321,169
Varian Medical Systems, Inc. *	186,427	24,930,883
West Pharmaceutical Services, Inc.	150,915	22,189,032
		327,037,841

Household & Personal Products 0.2%
Coty, Inc., Class A	601,024	6,935,817
Herbalife Nutrition Ltd. *	194,707	8,880,586
		15,816,403

Insurance 4.6%
Alleghany Corp. *	29,528	23,033,021
American Financial Group, Inc.	152,894	16,774,001
American National Insurance Co.	18,676	2,203,768
Assurant, Inc.	125,338	16,653,660
Assured Guaranty Ltd.	201,561	10,007,504
Athene Holding Ltd., Class A *	246,877	11,114,403
Axis Capital Holdings Ltd.	171,435	10,145,523
Brighthouse Financial, Inc. *	227,572	9,366,864
Brown & Brown, Inc.	478,245	18,048,966
Erie Indemnity Co., Class A	37,732	6,388,028
Everest Re Group Ltd.	83,393	22,621,185
First American Financial Corp.	229,986	14,631,709
Globe Life, Inc.	205,523	21,119,544
Kemper Corp.	127,869	9,452,077
Old Republic International Corp.	584,895	13,195,231
Primerica, Inc.	85,540	11,448,674
Reinsurance Group of America, Inc.	128,531	21,266,739
RenaissanceRe Holdings Ltd.	90,486	17,041,228
Selective Insurance Group, Inc.	121,152	8,022,685
The Hanover Insurance Group, Inc.	80,757	10,977,299
Unum Group	427,006	13,126,164
W.R. Berkley Corp.	296,183	20,140,444
		306,778,717

Materials 6.4%
Albemarle Corp.	217,795	14,239,437
Alcoa Corp. *	378,989	7,712,426
AptarGroup, Inc.	131,341	14,725,953
Ashland Global Holdings, Inc.	123,590	8,861,403
Avery Dennison Corp.	172,505	22,489,477
Axalta Coating Systems Ltd. *	423,989	12,070,967
Berry Global Group, Inc. *	269,765	12,595,328
CF Industries Holdings, Inc.	447,070	20,659,105
Crown Holdings, Inc. *	277,879	21,091,016
Eagle Materials, Inc.	85,799	7,896,082
Eastman Chemical Co.	280,322	21,968,835
FMC Corp.	267,138	26,168,839
Graphic Packaging Holding Co.	600,130	9,764,115
Huntsman Corp.	417,074	9,434,214
International Flavors & Fragrances, Inc.	218,419	30,847,315
NewMarket Corp.	15,080	7,449,068
Packaging Corp. of America	193,857	21,692,598
Reliance Steel & Aluminum Co.	136,888	16,150,046
Royal Gold, Inc.	134,362	15,756,632
RPM International, Inc.	265,226	19,555,113
Sealed Air Corp.	315,591	11,907,248
Sonoco Products Co.	204,374	12,370,758
Steel Dynamics, Inc.	449,403	15,158,363
The Mosaic Co.	729,241	13,892,041
The Scotts Miracle-Gro Co.	80,428	8,129,662
Security	Number of Shares	Value ($)
Valvoline, Inc.	384,246	8,703,172
W.R. Grace & Co.	114,486	7,651,099
Westlake Chemical Corp.	70,772	4,860,621
Westrock Co.	526,732	21,243,102
		425,044,035

Media & Entertainment 2.6%
Altice USA, Inc., Class A *	632,547	16,180,552
Cable One, Inc.	10,305	15,818,175
Cinemark Holdings, Inc.	217,646	7,371,670
DISH Network Corp., Class A *	492,717	16,836,140
Liberty Media Corp. - Liberty Formula One, Class A *	52,401	2,256,911
Liberty Media Corp. - Liberty Formula One, Class C *	416,053	18,759,830
Match Group, Inc. (a)	111,659	7,869,726
News Corp., Class A	793,180	10,216,158
News Corp., Class B	248,730	3,275,774
Pinterest, Inc., Class A *	176,547	3,439,136
The Interpublic Group of Cos., Inc.	792,985	17,762,864
The Madison Square Garden Co., Class A *	34,948	9,847,648
The New York Times Co., Class A	293,297	9,458,828
TripAdvisor, Inc.	214,328	6,086,915
Zillow Group, Inc., Class A *	70,551	2,755,722
Zillow Group, Inc., Class C *	254,905	9,979,531
Zynga, Inc., Class A *	1,931,763	12,034,884
		169,950,464

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Adaptive Biotechnologies Corp. *	30,439	827,636
Alkermes plc *	321,064	6,748,765
Allogene Therapeutics, Inc. *	104,401	2,942,020
Alnylam Pharmaceuticals, Inc. *	228,035	26,712,020
Avantor, Inc. *	453,076	7,761,192
Bio-Rad Laboratories, Inc., Class A *	44,090	16,285,964
Bio-Techne Corp.	78,043	17,032,885
Bluebird Bio, Inc. *	112,930	9,140,554
Bruker Corp.	208,384	10,667,177
Catalent, Inc. *	299,351	15,563,259
Charles River Laboratories International, Inc. *	99,689	14,479,827
Exelixis, Inc. *	618,827	10,291,093
FibroGen, Inc. *	159,831	6,772,040
Horizon Therapeutics plc *	382,671	12,543,955
Ionis Pharmaceuticals, Inc. *	261,930	16,753,043
Jazz Pharmaceuticals plc *	116,161	17,554,250
Mylan N.V. *	1,055,894	19,829,689
Neurocrine Biosciences, Inc. *	187,263	21,836,739
PerkinElmer, Inc.	227,859	21,168,101
Perrigo Co., plc	278,651	14,275,291
PRA Health Sciences, Inc. *	128,258	13,955,753
Repligen Corp. *	94,641	8,399,389
Sage Therapeutics, Inc. *	105,908	16,391,381
Sarepta Therapeutics, Inc. *	145,055	16,317,237
Syneos Health, Inc. *	126,771	6,960,996
United Therapeutics Corp. *	89,535	8,260,499
		339,470,755

Real Estate 11.0%
American Campus Communities, Inc.	281,817	13,538,489
American Homes 4 Rent, Class A	522,899	13,966,632
Americold Realty Trust	392,972	14,783,607
Apartment Investment & Management Co., Class A	305,186	16,409,851
Brixmor Property Group, Inc.	611,165	13,408,960
Camden Property Trust	198,080	22,095,824

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cousins Properties, Inc.	301,118	12,192,268
CubeSmart	394,939	12,179,919
CyrusOne, Inc.	231,872	14,445,626
Douglas Emmett, Inc.	337,810	14,887,287
Duke Realty Corp.	739,042	25,999,498
EastGroup Properties, Inc.	76,645	10,438,283
EPR Properties	159,158	11,287,485
Equity Commonwealth	248,987	8,179,223
Equity LifeStyle Properties, Inc.	372,223	27,574,280
Federal Realty Investment Trust	142,731	18,850,483
First Industrial Realty Trust, Inc.	259,650	11,055,897
Gaming & Leisure Properties, Inc.	417,791	17,630,780
Healthcare Realty Trust, Inc.	263,870	8,757,845
Healthcare Trust of America, Inc., Class A	421,013	12,777,745
Highwoods Properties, Inc.	211,793	10,282,550
Hudson Pacific Properties, Inc.	315,287	11,287,275
Iron Mountain, Inc.	588,514	18,903,070
JBG SMITH Properties	240,863	9,605,616
Jones Lang LaSalle, Inc.	105,522	17,551,474
Kilroy Realty Corp.	190,479	15,855,472
Kimco Realty Corp.	864,433	18,689,041
Lamar Advertising Co., Class A	176,303	14,708,959
Liberty Property Trust	323,125	19,910,963
Life Storage, Inc.	95,245	10,431,232
Medical Properties Trust, Inc.	1,015,903	21,090,146
National Retail Properties, Inc.	351,204	19,576,111
Omega Healthcare Investors, Inc.	443,239	18,629,335
Paramount Group, Inc.	411,396	5,590,872
Park Hotels & Resorts, Inc.	491,273	11,618,606
PS Business Parks, Inc.	40,865	7,216,350
Rayonier, Inc.	264,613	8,105,096
Regency Centers Corp.	342,711	22,289,923
Rexford Industrial Realty, Inc.	223,958	10,718,630
RLJ Lodging Trust	351,716	6,010,826
Service Properties Trust	335,725	7,819,035
SL Green Realty Corp.	168,812	14,404,728
Spirit Realty Capital, Inc.	204,067	10,693,111
STORE Capital Corp.	430,608	17,530,052
Sun Communities, Inc.	185,676	30,582,694
The Howard Hughes Corp. *	88,110	9,728,225
The Macerich Co.	225,133	6,062,832
VEREIT, Inc.	2,160,113	21,082,703
VICI Properties, Inc.	943,434	23,331,123
Weingarten Realty Investors	247,129	7,868,587
		727,634,619

Retailing 3.9%
Advance Auto Parts, Inc.	146,050	22,941,534
AutoNation, Inc. *	120,124	6,137,135
Burlington Stores, Inc. *	135,714	30,535,650
Etsy, Inc. *	246,022	10,674,895
Five Below, Inc. *	114,368	14,148,465
Floor & Decor Holdings, Inc., Class A *	140,299	6,735,755
Foot Locker, Inc.	223,945	8,968,997
GrubHub, Inc. *	186,558	8,044,381
Kohl's Corp.	326,717	15,358,966
L Brands, Inc.	473,994	9,072,245
LKQ Corp. *	631,152	22,267,042
Macy's, Inc. (a)	630,809	9,663,994
Nordstrom, Inc.	220,219	8,405,759
Ollie's Bargain Outlet Holdings, Inc. *	111,600	7,298,640
Penske Automotive Group, Inc.	68,781	3,472,753
Pool Corp.	81,912	16,910,732
Qurate Retail, Inc., Series A *	793,620	7,507,645
The Gap, Inc.	437,096	7,260,165
Tractor Supply Co.	243,977	23,041,188
Security	Number of Shares	Value ($)
Wayfair, Inc., Class A *	132,418	11,244,937
Williams-Sonoma, Inc.	159,707	11,083,666
		260,774,544

Semiconductors & Semiconductor Equipment 2.5%
Cree, Inc. *	219,823	9,718,375
Cypress Semiconductor Corp.	756,546	17,741,004
Entegris, Inc.	277,044	13,109,722
First Solar, Inc. *	155,049	8,564,907
MKS Instruments, Inc.	111,267	11,825,457
Monolithic Power Systems, Inc.	82,143	13,198,737
ON Semiconductor Corp. *	840,601	18,047,703
Qorvo, Inc. *	241,431	25,159,525
Silicon Laboratories, Inc. *	88,452	9,369,720
Teradyne, Inc.	347,885	21,774,122
Universal Display Corp.	86,942	16,885,875
		165,395,147

Software & Services 11.1%
Alliance Data Systems Corp.	83,599	8,937,569
Alteryx, Inc., Class A *	95,090	10,795,568
Anaplan, Inc. *	171,325	9,237,844
Aspen Technology, Inc. *	141,251	17,712,875
Avalara, Inc. *	134,076	10,461,950
Black Knight, Inc. *	306,285	19,299,018
Blackbaud, Inc.	100,402	8,321,318
Booz Allen Hamilton Holding Corp.	287,160	20,893,762
CACI International, Inc., Class A *	51,183	12,249,116
CDK Global, Inc.	247,562	13,256,945
Cerence, Inc. *	72,592	1,129,531
Ceridian HCM Holding, Inc. *	202,610	12,229,540
Coupa Software, Inc. *	126,538	19,422,318
DocuSign, Inc. *	253,296	18,037,208
Dropbox, Inc., Class A *	436,590	8,072,549
DXC Technology Co.	535,393	19,986,221
Dynatrace, Inc. *	74,389	1,976,516
Elastic N.V. *	64,047	5,085,972
EPAM Systems, Inc. *	112,323	23,795,628
Euronet Worldwide, Inc. *	111,565	17,536,902
Fair Isaac Corp. *	59,187	21,766,019
Gartner, Inc. *	184,583	29,618,188
Genpact Ltd.	315,119	12,825,343
GoDaddy, Inc., Class A *	362,043	24,032,414
Guidewire Software, Inc. *	167,611	20,420,048
HubSpot, Inc. *	82,123	12,400,573
Jack Henry & Associates, Inc.	157,536	23,936,020
Leidos Holdings, Inc.	276,751	25,140,061
LogMeIn, Inc.	100,939	7,871,223
Manhattan Associates, Inc. *	131,349	10,968,955
MAXIMUS, Inc.	130,309	9,727,567
Medallia, Inc. *(a)	32,989	1,001,546
MongoDB, Inc. *	71,235	10,592,644
New Relic, Inc. *	101,431	6,899,337
Nuance Communications, Inc. *	583,508	10,462,298
Nutanix, Inc., Class A *	292,479	10,924,091
Paylocity Holding Corp. *	72,577	8,877,619
Pegasystems, Inc.	77,514	6,016,637
Perspecta, Inc.	281,640	7,767,631
Proofpoint, Inc. *	115,238	13,677,598
PTC, Inc. *	211,732	16,218,671
Q2 Holdings, Inc. *	88,450	7,467,833
RealPage, Inc. *	162,536	8,944,356
RingCentral, Inc., Class A *	146,830	25,323,770
Sabre Corp.	559,019	12,538,796
Science Applications International Corp.	100,088	8,542,511
Slack Technologies, Inc., Class A *	79,213	1,807,641
SolarWinds Corp. *	132,908	2,570,441

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	451,722	27,125,906
Teradata Corp. *	232,999	6,188,453
The Western Union Co.	868,017	23,332,297
Tyler Technologies, Inc. *	79,013	22,927,202
WEX, Inc. *	88,637	17,827,560
Zendesk, Inc. *	227,342	17,960,018
Zscaler, Inc. *	130,820	6,819,647
		738,959,264

Technology Hardware & Equipment 4.3%
Arrow Electronics, Inc. *	169,807	13,523,430
Avnet, Inc.	211,662	8,604,060
Ciena Corp. *	318,989	12,108,822
Cognex Corp.	349,504	17,538,111
Coherent, Inc. *	49,007	7,393,196
Dell Technologies, Inc., Class C *	317,764	15,408,376
Dolby Laboratories, Inc., Class A	131,663	9,068,947
F5 Networks, Inc. *	122,995	17,921,601
FLIR Systems, Inc.	277,423	14,858,776
IPG Photonics Corp. *	72,786	10,342,163
Jabil, Inc.	286,260	11,118,338
Juniper Networks, Inc.	707,416	17,727,845
Littelfuse, Inc.	50,202	9,107,145
Lumentum Holdings, Inc. *	156,923	11,558,948
National Instruments Corp.	242,382	10,209,130
NCR Corp. *	261,481	8,584,421
SYNNEX Corp.	83,492	10,253,653
Trimble, Inc. *	515,587	20,896,741
Ubiquiti, Inc.	25,265	4,982,258
ViaSat, Inc. *	117,684	8,649,774
Xerox Holdings Corp. *	388,622	15,129,055
Zebra Technologies Corp., Class A *	110,737	27,788,343
		282,773,133

Telecommunication Services 0.5%
GCI Liberty, Inc., Class A *	195,147	13,853,486
Zayo Group Holdings, Inc. *	484,130	16,576,611
		30,430,097

Transportation 2.6%
Alaska Air Group, Inc.	252,435	17,420,539
AMERCO	16,425	5,949,464
Expeditors International of Washington, Inc.	349,201	26,106,267
Genesee & Wyoming, Inc., Class A *	115,607	12,884,400
J.B. Hunt Transport Services, Inc.	174,912	20,223,325
JetBlue Airways Corp. *	604,958	11,657,541
Kirby Corp. *	122,292	10,317,776
Knight-Swift Transportation Holdings, Inc.	250,650	9,271,544
Landstar System, Inc.	80,923	9,015,631
Macquarie Infrastructure Corp.	158,632	6,654,612
Old Dominion Freight Line, Inc.	131,069	25,111,510
XPO Logistics, Inc. *	189,353	15,657,600
		170,270,209

Utilities 4.6%
AES Corp.	1,358,313	25,685,699
ALLETE, Inc.	105,411	8,444,475
Alliant Energy Corp.	486,806	25,800,718
Security	Number of Shares	Value ($)
Aqua America, Inc.	441,975	19,566,233
Atmos Energy Corp.	242,044	25,889,026
Black Hills Corp.	124,610	9,541,388
Hawaiian Electric Industries, Inc.	222,374	9,711,073
IDACORP, Inc.	102,900	10,809,645
MDU Resources Group, Inc.	406,493	11,804,557
National Fuel Gas Co.	176,285	7,936,351
NiSource, Inc.	764,081	20,209,943
NRG Energy, Inc.	518,051	20,582,166
OGE Energy Corp.	409,957	17,242,791
ONE Gas, Inc.	107,612	9,563,479
Pinnacle West Capital Corp.	229,824	20,084,319
Portland General Electric Co.	182,485	10,129,742
Southwest Gas Holdings, Inc.	110,858	8,398,602
UGI Corp.	427,637	18,623,591
Vistra Energy Corp.	926,287	24,574,394
		304,598,192
Total Common Stock
(Cost $5,683,109,631)		6,625,078,755

Rights 0.0% of net assets

Media & Entertainment 0.0%
DISH Network Corp. expires 12/09/19 *	26,597	18,086
Total Rights
(Cost $—)		18,086

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (b)	4,603,223	4,603,223

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.56% (b)	20,545,775	20,545,775
Total Other Investment Companies
(Cost $25,148,998)		25,148,998

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 12/20/19	59	11,859,000	58,627
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,773,846.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,625,078,755	$—	$—	$6,625,078,755
Rights[1]	18,086	—	—	18,086
Other Investment Companies[1]	25,148,998	—	—	25,148,998
Futures Contracts[2]	58,627	—	—	58,627
Total	$6,650,304,466	$—	$—	$6,650,304,466
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.2%
Adient plc *	273,466	5,977,967
American Axle & Manufacturing Holdings, Inc. *	354,467	3,495,045
Cooper Tire & Rubber Co.	158,243	4,560,563
Cooper-Standard Holding, Inc. *	53,214	1,512,874
Dana, Inc.	453,753	7,691,113
Delphi Technologies plc *	273,667	3,409,891
Dorman Products, Inc. *	92,023	6,839,149
Fox Factory Holding Corp. *	121,001	7,977,596
Garrett Motion, Inc. *	231,893	2,683,002
Gentherm, Inc. *	103,923	4,349,178
LCI Industries	78,831	8,392,348
Modine Manufacturing Co. *	157,729	1,170,349
Motorcar Parts of America, Inc. *	58,724	1,145,705
Standard Motor Products, Inc.	63,275	3,187,162
Stoneridge, Inc. *	86,345	2,602,438
Tenneco, Inc., Class A	180,457	2,235,862
The Goodyear Tire & Rubber Co.	729,335	11,662,067
Thor Industries, Inc.	172,702	11,013,207
Veoneer, Inc. *	313,505	5,075,646
Visteon Corp. *	87,592	8,192,480
Winnebago Industries, Inc.	105,872	5,032,096
		108,205,738

Banks 11.5%
1st Source Corp.	46,038	2,366,814
Allegiance Bancshares, Inc. *	60,310	2,163,923
Ameris Bancorp	205,668	8,977,408
Arrow Financial Corp.	47,723	1,711,347
Associated Banc-Corp.	508,863	10,910,023
Atlantic Union Bankshares Corp.	258,176	9,759,053
Axos Financial, Inc. *	167,716	4,939,236
Banc of California, Inc.	139,540	2,143,334
BancFirst Corp.	57,238	3,382,193
BancorpSouth Bank	294,232	9,150,615
Bank of Hawaii Corp.	128,094	11,542,550
Bank of Marin Bancorp	38,169	1,722,567
Bank OZK	379,827	11,273,265
BankUnited, Inc.	298,173	10,453,945
Banner Corp.	108,486	5,926,590
Berkshire Hills Bancorp, Inc.	139,176	4,391,003
Boston Private Financial Holdings, Inc.	268,154	3,148,128
Bridge Bancorp, Inc.	57,377	1,875,080
Bridgewater Bancshares, Inc. *	67,953	868,439
Brookline Bancorp, Inc.	252,021	4,044,937
Bryn Mawr Bank Corp.	62,572	2,457,202
Byline Bancorp, Inc. *	73,300	1,347,987
Cadence BanCorp	405,014	6,686,781
Camden National Corp.	49,998	2,171,913
Capitol Federal Financial, Inc.	443,729	6,292,077
Carolina Financial Corp.	65,039	2,750,499
Carter Bank & Trust *	71,664	1,513,544
Security	Number of Shares	Value ($)
Cathay General Bancorp	238,456	8,779,950
CBTX, Inc.	53,474	1,578,552
CenterState Bank Corp.	404,736	10,292,436
Central Pacific Financial Corp.	90,803	2,638,735
CIT Group, Inc.	297,057	13,522,035
City Holding Co.	51,713	4,110,149
Columbia Banking System, Inc.	229,783	8,979,920
Columbia Financial, Inc. *	158,595	2,642,193
Community Bank System, Inc.	161,912	10,985,729
Community Trust Bancorp, Inc.	51,930	2,333,734
ConnectOne Bancorp, Inc.	95,595	2,408,038
CrossFirst Bankshares, Inc. *	22,162	293,868
Customers Bancorp, Inc. *	93,216	2,179,390
CVB Financial Corp.	417,394	8,915,536
Dime Community Bancshares, Inc.	98,083	1,977,353
Eagle Bancorp, Inc.	108,679	4,827,521
Enterprise Financial Services Corp.	84,923	3,838,520
Equity Bancshares, Inc., Class A *	44,021	1,296,418
Essent Group Ltd.	308,595	16,864,717
F.N.B. Corp.	1,022,972	12,705,312
FB Financial Corp.	54,386	2,093,861
Federal Agricultural Mortgage Corp., Class C	31,351	2,603,701
Financial Institutions, Inc.	49,721	1,619,910
First BanCorp	681,277	7,153,408
First Bancorp (North Carolina)	93,476	3,654,912
First Bancshares, Inc.	59,110	1,983,732
First Busey Corp.	158,796	4,223,974
First Citizens BancShares, Inc., Class A	27,314	14,197,817
First Commonwealth Financial Corp.	309,494	4,397,910
First Community Bankshares, Inc.	42,289	1,289,392
First Defiance Financial Corp.	61,337	1,849,311
First Financial Bancorp	312,890	7,609,485
First Financial Bankshares, Inc.	426,230	14,734,771
First Financial Corp.	42,744	1,890,140
First Foundation, Inc.	120,684	1,978,011
First Hawaiian, Inc.	419,703	11,978,324
First Horizon National Corp.	983,524	15,815,066
First Interstate BancSystem, Inc., Class A	110,701	4,660,512
First Merchants Corp.	175,514	7,106,562
First Mid Bancshares, Inc.	40,890	1,430,332
First Midwest Bancorp, Inc.	346,325	7,466,767
Flagstar Bancorp, Inc.	108,272	4,034,215
Flushing Financial Corp.	87,628	1,857,714
Fulton Financial Corp.	522,704	8,969,601
German American Bancorp, Inc.	79,129	2,666,647
Glacier Bancorp, Inc.	268,674	11,781,355
Great Southern Bancorp, Inc.	34,457	2,102,911
Great Western Bancorp, Inc.	178,666	6,140,750
Hancock Whitney Corp.	285,585	11,597,607
Hanmi Financial Corp.	96,175	1,887,915
Harborone Bancorp, Inc. *	187,327	1,987,539
Heartland Financial USA, Inc.	103,702	4,896,808
Heritage Commerce Corp.	185,951	2,324,387
Heritage Financial Corp.	116,747	3,219,882
Hilltop Holdings, Inc.	224,450	5,528,203
Home BancShares, Inc.	489,367	9,209,887

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HomeStreet, Inc. *	75,836	2,420,685
HomeTrust Bancshares, Inc.	50,859	1,328,946
Hope Bancorp, Inc.	396,810	5,757,713
Horizon Bancorp, Inc.	117,648	2,214,135
IBERIABANK Corp.	166,525	12,154,660
Independent Bank Corp.	108,299	9,118,776
Independent Bank Group, Inc.	114,521	6,599,845
International Bancshares Corp.	181,061	7,680,608
Investors Bancorp, Inc.	706,456	8,519,859
Kearny Financial Corp.	249,961	3,524,450
Lakeland Bancorp, Inc.	147,521	2,460,650
Lakeland Financial Corp.	80,942	3,813,987
LendingTree, Inc. *	23,985	8,647,312
Live Oak Bancshares, Inc.	83,044	1,515,553
Luther Burbank Corp.	47,161	545,181
Mercantile Bank Corp.	51,046	1,799,372
Merchants Bancorp	51,589	927,570
Meridian Bancorp, Inc.	167,998	3,381,800
Meta Financial Group, Inc.	110,053	3,914,585
MGIC Investment Corp.	1,118,782	16,121,649
Midland States Bancorp, Inc.	64,366	1,807,397
Mr Cooper Group, Inc. *	229,476	3,084,157
National Bank Holdings Corp., Class A	98,366	3,525,437
NBT Bancorp, Inc.	137,585	5,503,400
Nicolet Bankshares, Inc. *	28,192	2,042,792
NMI Holdings, Inc., Class A *	212,751	7,142,051
Northfield Bancorp, Inc.	134,805	2,278,205
Northwest Bancshares, Inc.	315,114	5,243,497
OceanFirst Financial Corp.	160,921	3,858,886
Ocwen Financial Corp. *	366,762	572,149
OFG Bancorp	162,143	3,477,967
Old National Bancorp	539,700	9,757,776
Opus Bank	67,617	1,738,433
Origin Bancorp, Inc.	64,359	2,295,686
Oritani Financial Corp.	121,436	2,258,710
Pacific Premier Bancorp, Inc.	189,455	6,070,138
PacWest Bancorp	373,563	13,911,486
Park National Corp.	44,963	4,511,138
Peapack Gladstone Financial Corp.	53,476	1,598,932
PennyMac Financial Services, Inc.	130,938	4,492,483
People's Utah Bancorp	48,585	1,425,970
Peoples Bancorp, Inc.	58,545	1,915,007
Peoples Financial Services Corp.	21,080	1,035,450
Pinnacle Financial Partners, Inc.	227,506	13,973,419
Popular, Inc.	304,262	16,828,731
Preferred Bank	43,277	2,386,727
Prosperity Bancshares, Inc.	298,127	20,943,422
Provident Financial Services, Inc.	190,771	4,639,551
QCR Holdings, Inc.	46,083	1,926,269
Radian Group, Inc.	637,753	16,479,538
Renasant Corp.	183,870	6,508,998
Republic Bancorp, Inc., Class A	28,524	1,317,809
S&T Bancorp, Inc.	121,192	4,571,362
Sandy Spring Bancorp, Inc.	113,985	4,030,510
Seacoast Banking Corp. of Florida *	163,029	4,850,113
ServisFirst Bancshares, Inc.	146,707	5,334,267
Simmons First National Corp., Class A	358,424	9,286,766
South State Corp.	107,425	8,946,354
Southside Bancshares, Inc.	100,273	3,520,585
Sterling Bancorp	645,586	13,182,866
Sterling Bancorp, Inc.	47,156	456,942
Stock Yards Bancorp, Inc.	67,977	2,813,568
Synovus Financial Corp.	460,596	17,544,102
TCF Financial Corp.	482,826	20,515,277
Texas Capital Bancshares, Inc. *	157,958	9,129,972
TFS Financial Corp.	159,861	3,243,580
The Bancorp, Inc. *	165,019	1,830,061
The First of Long Island Corp.	73,592	1,783,134
Tompkins Financial Corp.	39,176	3,398,518
Security	Number of Shares	Value ($)
Towne Bank	201,382	5,668,903
TriCo Bancshares	84,082	3,249,769
TriState Capital Holdings, Inc. *	74,741	1,810,974
Triumph Bancorp, Inc. *	77,884	2,792,920
TrustCo Bank Corp.	308,240	2,706,347
Trustmark Corp.	203,057	6,977,039
UMB Financial Corp.	135,706	9,128,943
Umpqua Holdings Corp.	690,516	11,303,747
United Bankshares, Inc.	320,668	12,143,697
United Community Banks, Inc.	247,816	7,682,296
Univest Financial Corp.	91,073	2,377,916
Valley National Bancorp	1,045,150	12,102,837
Veritex Holdings, Inc.	154,449	4,017,218
Walker & Dunlop, Inc.	89,835	5,896,769
Washington Federal, Inc.	249,023	9,166,537
Washington Trust Bancorp, Inc.	46,338	2,418,380
Waterstone Financial, Inc.	83,623	1,577,966
Webster Financial Corp.	290,485	14,143,715
WesBanco, Inc.	207,409	7,566,280
Westamerica Bancorp	84,766	5,509,790
Western Alliance Bancorp	299,657	15,630,109
Wintrust Financial Corp.	177,703	12,067,811
WSFS Financial Corp.	165,980	7,401,048
		1,007,861,813

Capital Goods 10.4%
AAON, Inc.	127,730	6,306,030
AAR Corp.	104,301	4,661,212
Actuant Corp., Class A	173,249	4,254,995
Advanced Drainage Systems, Inc.	159,517	6,087,169
AECOM *	495,289	21,460,872
Aegion Corp. *	100,363	2,173,863
Aerojet Rocketdyne Holdings, Inc. *	226,956	10,031,455
AeroVironment, Inc. *	68,101	4,177,315
Air Lease Corp.	326,464	15,157,724
Aircastle Ltd.	164,798	5,271,888
Alamo Group, Inc.	30,442	3,494,742
Albany International Corp., Class A	96,803	8,100,475
Altra Industrial Motion Corp.	204,314	6,715,801
Ameresco, Inc., Class A *	61,148	999,770
American Woodmark Corp. *	49,170	5,059,593
Apogee Enterprises, Inc.	83,946	3,210,095
Applied Industrial Technologies, Inc.	120,999	7,725,786
Arcosa, Inc.	152,059	5,962,233
Argan, Inc.	40,844	1,496,524
Armstrong Flooring, Inc. *	54,790	219,708
Armstrong World Industries, Inc.	152,893	14,680,786
Astec Industries, Inc.	70,076	2,625,047
Astronics Corp. *	72,627	2,117,077
Atkore International Group, Inc. *	146,537	6,113,524
Axon Enterprise, Inc. *	185,991	13,726,136
AZZ, Inc.	81,324	3,096,005
Babcock & Wilcox Enterprises, Inc. *	101,829	352,328
Barnes Group, Inc.	149,048	8,822,151
Beacon Roofing Supply, Inc. *	214,773	6,368,019
BMC Stock Holdings, Inc. *	211,782	6,270,865
Briggs & Stratton Corp.	130,949	700,577
Builders FirstSource, Inc. *	363,763	9,243,218
BWX Technologies, Inc.	299,313	17,997,691
CAI International, Inc. *	49,436	1,191,408
Chart Industries, Inc. *	112,862	6,229,982
CIRCOR International, Inc. *	61,841	2,743,267
Colfax Corp. *	261,966	8,828,254
Columbus McKinnon Corp.	74,948	3,078,864
Comfort Systems USA, Inc.	115,442	5,899,086
Continental Building Products, Inc. *	109,795	4,039,358
Cornerstone Building Brands, Inc. *	143,657	991,233
Crane Co.	160,374	13,322,268

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CSW Industrials, Inc.	47,499	3,506,851
Cubic Corp.	98,263	5,851,562
Curtiss-Wright Corp.	134,327	18,444,440
Douglas Dynamics, Inc.	71,773	3,883,637
DXP Enterprises, Inc. *	49,784	1,918,178
Dycom Industries, Inc. *	99,822	5,195,735
EMCOR Group, Inc.	176,067	15,657,638
Encore Wire Corp.	65,704	3,833,171
Energy Recovery, Inc. *	106,070	923,870
EnerSys	133,595	9,374,361
EnPro Industries, Inc.	64,705	4,295,765
ESCO Technologies, Inc.	81,468	7,174,887
Evoqua Water Technologies Corp. *	227,405	4,307,051
Federal Signal Corp.	189,359	6,237,485
Fluor Corp.	443,980	7,743,011
Foundation Building Materials, Inc. *	54,814	1,120,398
Franklin Electric Co., Inc.	120,758	6,698,446
Gardner Denver Holdings, Inc. *	417,514	14,141,199
Gates Industrial Corp. plc *	144,226	1,714,847
GATX Corp.	112,305	9,077,613
Generac Holdings, Inc. *	196,242	19,329,837
Gibraltar Industries, Inc. *	101,389	5,294,534
GMS, Inc. *	131,361	4,066,937
GrafTech International Ltd.	192,608	2,713,847
Graham Corp.	27,392	581,806
Granite Construction, Inc.	148,302	3,820,260
Great Lakes Dredge & Dock Corp. *	198,395	2,118,859
Griffon Corp.	135,166	2,868,223
H&E Equipment Services, Inc.	99,554	3,285,282
Harsco Corp. *	255,709	5,689,525
Helios Technologies, Inc.	92,391	4,137,269
Herc Holdings, Inc. *	76,064	3,556,753
Hillenbrand, Inc.	232,116	7,339,508
Hyster-Yale Materials Handling, Inc.	30,593	1,812,023
Insteel Industries, Inc.	56,801	1,325,167
ITT, Inc.	276,142	19,269,189
JELD-WEN Holding, Inc. *	212,865	4,842,679
John Bean Technologies Corp.	99,358	10,884,669
Kadant, Inc.	35,642	3,471,531
Kaman Corp.	87,607	5,571,805
Kennametal, Inc.	259,578	9,041,102
Kratos Defense & Security Solutions, Inc. *	283,382	5,117,879
L.B. Foster Co., Class A *	27,349	517,990
Lindsay Corp.	33,980	3,065,676
Lydall, Inc. *	54,506	1,014,902
Masonite International Corp. *	78,517	5,637,521
MasTec, Inc. *	189,766	12,589,076
Mercury Systems, Inc. *	174,487	12,781,173
Meritor, Inc. *	245,700	6,203,925
Moog, Inc., Class A	101,999	8,758,654
MRC Global, Inc. *	265,730	3,544,838
MSC Industrial Direct Co., Inc., Class A	141,704	10,402,491
Mueller Industries, Inc.	178,169	5,592,725
Mueller Water Products, Inc., Class A	499,849	5,638,297
MYR Group, Inc. *	51,714	1,776,893
National Presto Industries, Inc.	15,631	1,390,846
Navistar International Corp. *	205,527	6,710,457
NN, Inc.	131,835	1,148,283
NOW, Inc. *	345,208	3,869,782
NV5 Global, Inc. *	32,120	1,544,651
nVent Electric plc	488,318	12,066,338
Omega Flex, Inc.	9,316	892,566
Oshkosh Corp.	215,159	19,463,283
Park Aerospace Corp.	60,532	987,277
Park-Ohio Holdings Corp.	26,786	847,241
Parsons Corp. *	58,687	2,349,241
Patrick Industries, Inc. *	71,017	3,516,762
PGT Innovations, Inc. *	185,331	2,665,060
Plug Power, Inc. *(a)	720,896	2,811,494
Security	Number of Shares	Value ($)
Powell Industries, Inc.	28,121	1,169,552
Preformed Line Products Co.	8,891	639,263
Primoris Services Corp.	137,931	3,037,241
Proto Labs, Inc. *	84,551	8,192,146
Quanex Building Products Corp.	103,020	2,004,769
Raven Industries, Inc.	113,000	3,883,810
RBC Bearings, Inc. *	78,260	12,981,769
Regal Beloit Corp.	132,671	10,843,201
Resideo Technologies, Inc. *	386,468	3,779,657
REV Group, Inc.	83,475	1,085,175
Rexnord Corp. *	383,494	12,114,575
Rush Enterprises, Inc., Class A	86,638	3,969,753
Rush Enterprises, Inc., Class B	16,610	757,748
Simpson Manufacturing Co., Inc.	127,884	10,384,181
SiteOne Landscape Supply, Inc. *	129,412	11,486,609
SPX Corp. *	138,347	6,610,220
SPX FLOW, Inc. *	134,119	6,357,241
Standex International Corp.	39,485	3,047,452
Sunrun, Inc. *	244,702	3,396,464
Systemax, Inc.	45,401	1,051,487
Tennant Co.	57,416	4,275,195
Terex Corp.	205,290	5,762,490
The Gorman-Rupp Co.	54,443	2,014,935
The Greenbrier Cos., Inc.	103,994	2,926,391
The Manitowoc Co., Inc. *	109,950	1,759,200
The Timken Co.	215,363	11,325,940
Thermon Group Holdings, Inc. *	101,762	2,670,235
Titan International, Inc.	170,862	500,626
Titan Machinery, Inc. *	57,657	776,640
TPI Composites, Inc. *	98,260	1,773,593
Trex Co., Inc. *	183,182	15,764,643
TriMas Corp. *	141,947	4,397,518
Trinity Industries, Inc.	320,101	6,734,925
Triton International Ltd.	169,532	6,421,872
Triumph Group, Inc.	158,306	4,386,659
Tutor Perini Corp. *	123,560	1,968,311
Univar Solutions, Inc. *	434,058	10,165,638
Universal Forest Products, Inc.	193,172	9,581,331
Valmont Industries, Inc.	67,801	9,705,035
Veritiv Corp. *	38,885	713,151
Vicor Corp. *	56,702	2,328,751
Vivint Solar, Inc. *(a)	136,420	1,002,687
Wabash National Corp.	169,336	2,667,042
Watsco, Inc.	102,524	18,246,196
Watts Water Technologies, Inc., Class A	87,152	8,450,258
Welbilt, Inc. *	411,199	6,862,911
Wesco Aircraft Holdings, Inc. *	204,568	2,242,065
WESCO International, Inc. *	132,944	6,995,513
WillScot Corp. *	172,483	3,063,298
		918,306,027

Commercial & Professional Services 3.3%
ABM Industries, Inc.	208,063	7,904,313
Acacia Research Corp. *	139,198	413,418
ACCO Brands Corp.	310,345	2,839,657
ADT, Inc. (a)	326,646	3,018,209
Advanced Disposal Services, Inc. *	226,353	7,458,331
ASGN, Inc. *	166,472	11,155,289
Barrett Business Services, Inc.	23,187	2,048,803
Brady Corp., Class A	155,837	8,882,709
BrightView Holdings, Inc. *	94,409	1,514,320
Casella Waste Systems, Inc., Class A *	137,402	6,418,047
CBIZ, Inc. *	172,614	4,636,412
Clean Harbors, Inc. *	161,763	13,369,712
Covanta Holding Corp.	366,946	5,397,776
Deluxe Corp.	135,045	6,898,099
Ennis, Inc.	81,201	1,675,989
Exponent, Inc.	162,733	10,341,682

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Forrester Research, Inc.	32,768	1,308,426
Franklin Covey Co. *	29,991	1,106,968
FTI Consulting, Inc. *	118,113	12,873,136
GP Strategies Corp. *	38,901	494,043
Healthcare Services Group, Inc.	233,097	5,862,390
Heidrick & Struggles International, Inc.	59,428	1,843,457
Heritage-Crystal Clean, Inc. *	37,481	1,159,287
Herman Miller, Inc.	184,893	8,834,188
HNI Corp.	135,145	5,309,847
Huron Consulting Group, Inc. *	72,165	4,838,663
ICF International, Inc.	59,065	5,299,902
InnerWorkings, Inc. *	113,226	533,295
Insperity, Inc.	121,862	9,477,208
Interface, Inc.	185,354	3,112,094
KAR Auction Services, Inc.	418,276	8,833,989
Kelly Services, Inc., Class A	105,218	2,305,326
Kforce, Inc.	62,214	2,458,697
Kimball International, Inc., Class B	116,073	2,481,641
Knoll, Inc.	156,298	4,307,573
Korn Ferry	176,489	6,932,488
Matthews International Corp., Class A	99,790	3,826,947
McGrath RentCorp	76,194	5,588,068
Mistras Group, Inc. *	56,251	744,763
Mobile Mini, Inc.	140,466	5,332,089
MSA Safety, Inc.	112,097	13,892,181
NL Industries, Inc. *	26,932	114,192
PICO Holdings, Inc. *	62,091	681,759
Pitney Bowes, Inc.	546,102	2,572,140
Quad/Graphics, Inc.	101,370	455,151
R.R. Donnelley & Sons Co.	217,687	864,217
Resources Connection, Inc.	92,999	1,436,835
SP Plus Corp. *	72,808	3,192,631
Steelcase, Inc., Class A	279,212	5,059,321
Team, Inc. *	94,180	1,522,891
Tetra Tech, Inc.	171,689	15,158,422
The Brink's Co.	157,273	14,626,389
TriNet Group, Inc. *	137,848	7,547,178
TrueBlue, Inc. *	126,995	2,960,253
UniFirst Corp.	48,618	10,027,463
Upwork, Inc. *	199,162	2,320,237
US Ecology, Inc.	79,984	4,398,320
Viad Corp.	63,966	4,023,461
VSE Corp.	26,688	1,088,604
		290,778,896

Consumer Durables & Apparel 3.1%
Acushnet Holdings Corp.	109,852	3,303,250
American Outdoor Brands Corp. *	170,460	1,489,820
Beazer Homes USA, Inc. *	90,527	1,386,874
Brunswick Corp.	269,368	15,830,757
Callaway Golf Co.	299,293	6,219,309
Carter's, Inc.	140,879	14,554,210
Cavco Industries, Inc. *	26,916	5,383,469
Century Communities, Inc. *	83,216	2,371,656
Columbia Sportswear Co.	91,505	8,464,213
Crocs, Inc. *	218,842	7,637,586
Deckers Outdoor Corp. *	90,930	15,292,607
Ethan Allen Interiors, Inc.	76,011	1,359,077
Fossil Group, Inc. *	144,333	1,081,054
G-III Apparel Group Ltd. *	135,376	4,007,130
GoPro, Inc., Class A *	408,823	1,651,645
Helen of Troy Ltd. *	79,033	12,757,507
Installed Building Products, Inc. *	66,946	4,800,028
iRobot Corp. *(a)	89,984	3,919,703
Johnson Outdoors, Inc., Class A	19,362	1,250,785
KB Home	269,363	9,314,573
Kontoor Brands, Inc. *	146,600	5,255,610
La-Z-Boy, Inc.	146,637	4,633,729
Security	Number of Shares	Value ($)
Legacy Housing Corp. *	18,425	295,169
Levi Strauss & Co., Class A	131,094	2,199,757
LGI Homes, Inc. *	62,698	4,531,185
M.D.C Holdings, Inc.	155,309	6,145,577
M/I Homes, Inc. *	86,868	3,845,646
Malibu Boats, Inc., Class A *	64,809	2,562,548
Marine Products Corp.	21,182	320,484
Mattel, Inc. *	1,089,205	12,743,699
Meritage Homes Corp. *	112,647	7,495,531
Movado Group, Inc.	51,022	997,480
Oxford Industries, Inc.	53,497	3,981,247
Skechers U.S.A., Inc., Class A *	421,033	16,933,947
Skyline Champion Corp. *	157,513	5,226,281
Sonos, Inc. *	197,637	2,737,272
Steven Madden Ltd.	244,937	10,402,474
Sturm Ruger & Co., Inc.	51,619	2,351,245
Taylor Morrison Home Corp., Class A *	330,142	7,665,897
Tempur Sealy International, Inc. *	144,366	12,253,786
TopBuild Corp. *	108,073	11,918,290
TRI Pointe Group, Inc. *	447,860	6,977,659
Tupperware Brands Corp.	151,637	1,281,333
Unifi, Inc. *	45,426	1,106,123
Universal Electronics, Inc. *	43,140	2,398,584
Vera Bradley, Inc. *	73,600	812,544
Vista Outdoor, Inc. *	179,619	1,487,245
William Lyon Homes, Class A *	102,613	2,142,559
Wolverine World Wide, Inc.	254,308	8,163,287
YETI Holdings, Inc. *	95,988	3,054,338
		273,995,779

Consumer Services 4.0%
Adtalem Global Education, Inc. *	172,235	5,809,487
American Public Education, Inc. *	49,876	1,234,930
BBX Capital Corp.	193,988	888,465
Biglari Holdings, Inc., Class A *	236	138,910
Biglari Holdings, Inc., Class B *	3,295	371,676
BJ's Restaurants, Inc.	60,253	2,479,411
Bloomin' Brands, Inc.	272,873	6,562,596
Bluegreen Vacations Corp.	24,058	237,452
Boyd Gaming Corp.	252,205	7,417,349
Brinker International, Inc.	118,042	5,288,282
Career Education Corp. *	221,751	3,698,807
Carriage Services, Inc.	50,392	1,211,928
Carrols Restaurant Group, Inc. *	127,194	1,007,376
Chegg, Inc. *	356,782	13,832,438
Choice Hotels International, Inc.	99,958	9,720,915
Churchill Downs, Inc.	111,960	14,555,920
Chuy's Holdings, Inc. *	51,605	1,487,256
Cracker Barrel Old Country Store, Inc.	75,704	11,638,733
Dave & Buster's Entertainment, Inc.	98,680	3,964,962
Denny's Corp. *	187,299	3,659,822
Dine Brands Global, Inc.	54,154	4,488,284
Drive Shack, Inc. *	185,391	711,901
El Pollo Loco Holdings, Inc. *	64,129	1,033,759
Eldorado Resorts, Inc. *	205,781	11,011,341
Everi Holdings, Inc. *	230,594	3,106,101
Extended Stay America, Inc.	591,690	8,733,344
Fiesta Restaurant Group, Inc. *	66,710	660,429
frontdoor, Inc. *	266,611	12,066,814
Golden Entertainment, Inc. *	57,031	1,033,402
Graham Holdings Co., Class B	13,644	8,617,687
Grand Canyon Education, Inc. *	152,808	13,017,714
Hilton Grand Vacations, Inc. *	269,485	9,332,266
Houghton Mifflin Harcourt Co. *	320,808	1,883,143
Hyatt Hotels Corp., Class A	118,417	9,568,094
Jack in the Box, Inc.	74,386	5,898,066
K12, Inc. *	120,497	2,367,766
Laureate Education, Inc., Class A *	343,159	5,953,809

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lindblad Expeditions Holdings, Inc. *	81,727	1,266,768
Marriott Vacations Worldwide Corp.	121,621	14,939,924
Monarch Casino & Resort, Inc. *	36,999	1,687,154
Noodles & Co. *	92,002	579,613
OneSpaWorld Holdings Ltd. *	102,590	1,675,295
Papa John's International, Inc.	68,882	4,358,853
Penn National Gaming, Inc. *	341,499	7,864,722
Planet Fitness, Inc., Class A *	264,446	19,547,848
Playa Hotels & Resorts N.V. *	165,582	1,304,786
PlayAGS, Inc. *	78,212	898,656
Red Robin Gourmet Burgers, Inc. *	40,286	1,098,599
Red Rock Resorts, Inc., Class A	222,778	5,213,005
Regis Corp. *	76,235	1,229,671
Ruth's Hospitality Group, Inc.	86,123	2,012,694
Scientific Games Corp., Class A *	169,874	4,647,753
SeaWorld Entertainment, Inc. *	126,193	3,694,931
Shake Shack, Inc., Class A *	95,913	5,944,688
Six Flags Entertainment Corp.	247,111	10,744,386
Strategic Education, Inc.	68,825	9,755,255
Target Hospitality Corp. *	100,296	474,400
Texas Roadhouse, Inc.	205,231	11,882,875
The Cheesecake Factory, Inc.	129,045	5,627,652
The Habit Restaurants, Inc., Class A *	66,814	710,901
The Wendy's Co.	580,884	12,454,153
Twin River Worldwide Holdings, Inc.	79,467	1,931,048
Wingstop, Inc.	92,417	7,393,360
WW International, Inc. *	145,759	6,309,907
Wyndham Destinations, Inc.	289,961	14,063,108
		354,002,640

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	158,859	13,561,793
AG Mortgage Investment Trust, Inc.	101,786	1,584,808
Anworth Mortgage Asset Corp.	308,524	1,086,004
Apollo Commercial Real Estate Finance, Inc.	448,402	8,192,305
Arbor Realty Trust, Inc.	258,246	3,915,009
Ares Management Corp., Class A	233,255	7,718,408
Arlington Asset Investment Corp., Class A	113,080	661,518
ARMOUR Residential REIT, Inc.	184,453	3,183,659
Artisan Partners Asset Management, Inc., Class A	167,308	4,964,028
Assetmark Financial Holdings, Inc. *	38,124	954,244
B. Riley Financial, Inc.	43,438	1,268,824
BGC Partners, Inc., Class A	866,016	5,022,893
Blackstone Mortgage Trust, Inc., Class A	422,766	15,485,919
Blucora, Inc. *	153,766	3,619,652
Brightsphere Investment Group, Inc. *	208,526	2,008,105
Cannae Holdings, Inc. *	210,817	7,903,529
Capstead Mortgage Corp.	298,466	2,322,065
Chimera Investment Corp.	590,232	12,023,026
Cohen & Steers, Inc.	68,494	4,598,002
Colony Credit Real Estate, Inc.	266,757	3,534,530
Cowen, Inc., Class A *	92,975	1,424,377
Curo Group Holdings Corp. *	45,830	623,746
Diamond Hill Investment Group, Inc.	9,810	1,339,556
Donnelley Financial Solutions, Inc. *	97,006	973,940
Dynex Capital, Inc.	72,178	1,219,086
Ellington Financial, Inc.	112,486	2,037,121
Encore Capital Group, Inc. *	87,115	3,177,084
Enova International, Inc. *	108,316	2,494,517
Evercore, Inc., Class A	126,329	9,775,338
Exantas Capital Corp.	104,382	1,256,759
EZCORP, Inc., Class A *	163,105	835,098
Federated Investors, Inc., Class B	301,900	10,119,688
FGL Holdings	413,059	3,771,229
FirstCash, Inc.	134,804	10,897,555
Focus Financial Partners, Inc., Class A *	93,607	2,631,293
Security	Number of Shares	Value ($)
GAMCO Investors, Inc., Class A	14,408	259,056
Granite Point Mortgage Trust, Inc.	173,487	3,152,259
Green Dot Corp., Class A *	152,672	3,627,487
Greenhill & Co., Inc.	49,455	841,230
Hamilton Lane, Inc., Class A	81,269	4,713,602
Houlihan Lokey, Inc.	130,144	6,203,964
Interactive Brokers Group, Inc., Class A	241,702	11,703,211
INTL FCStone, Inc. *	50,607	2,024,280
Invesco Mortgage Capital, Inc.	448,727	7,287,326
Janus Henderson Group plc	498,789	12,669,241
KKR Real Estate Finance Trust, Inc.	79,334	1,601,753
Ladder Capital Corp., Class A	310,886	5,375,219
Ladenburg Thalmann Financial Services, Inc.	360,331	1,257,555
Legg Mason, Inc.	257,036	10,044,967
LendingClub Corp. *	275,265	3,801,410
LPL Financial Holdings, Inc.	258,928	23,912,001
MFA Financial, Inc.	1,415,448	10,842,332
Moelis & Co., Class A	154,770	5,101,219
Navient Corp.	642,802	9,224,209
Nelnet, Inc., Class A	66,897	4,214,511
New Residential Investment Corp.	1,306,630	20,252,765
New York Mortgage Trust, Inc.	904,584	5,635,558
On Deck Capital, Inc. *	180,198	740,614
OneMain Holdings, Inc.	239,023	10,299,501
PennyMac Mortgage Investment Trust	275,292	6,356,492
Piper Jaffray Cos.	44,667	3,612,667
PJT Partners, Inc., Class A	63,987	2,727,126
PRA Group, Inc. *	142,869	5,234,720
Pzena Investment Management, Inc., Class A	56,789	504,854
Ready Capital Corp.	94,950	1,497,362
Redwood Trust, Inc.	351,504	5,687,335
Safeguard Scientifics, Inc. *	60,855	701,050
SLM Corp.	1,337,531	11,409,139
Stifel Financial Corp.	219,069	13,696,194
TPG RE Finance Trust, Inc.	174,280	3,529,170
Tradeweb Markets, Inc., Class A	198,857	8,894,874
Two Harbors Investment Corp.	857,346	12,465,811
Virtu Financial, Inc., Class A	232,186	3,854,288
Virtus Investment Partners, Inc.	20,268	2,387,570
Waddell & Reed Financial, Inc., Class A	233,588	3,772,446
Western Asset Mortgage Capital Corp.	165,517	1,701,515
Westwood Holdings Group, Inc.	24,754	763,908
WisdomTree Investments, Inc.	366,396	1,780,685
World Acceptance Corp. *	17,419	1,654,631
		413,201,815

Energy 2.7%
Altus Midstream Co., Class A *	158,667	306,227
Antero Midstream Corp. (a)	940,091	4,305,617
Antero Resources Corp. *	696,453	1,385,941
Apergy Corp. *	244,768	6,251,375
Arch Coal, Inc., Class A (a)	47,256	3,502,142
Archrock, Inc.	401,233	3,374,370
Berry Petroleum Corp.	125,693	1,001,773
Bonanza Creek Energy, Inc. *	57,732	1,008,001
Brigham Minerals, Inc., Class A	49,950	967,032
Cactus, Inc., Class A	148,387	4,479,804
California Resources Corp. *(a)	152,307	996,088
Callon Petroleum Co. *	733,558	2,677,487
Carrizo Oil & Gas, Inc. *	287,919	1,845,561
Centennial Resource Development, Inc., Class A *	591,900	1,828,971
Chesapeake Energy Corp. *(a)	3,570,554	2,125,551
Clean Energy Fuels Corp. *	424,976	828,703
CNX Resources Corp. *	595,105	4,112,176
Comstock Resources, Inc. *(a)	45,853	291,167

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CONSOL Energy, Inc. *	84,790	1,081,920
Contura Energy, Inc. *	59,612	397,612
Core Laboratories N.V.	140,178	6,139,796
Covia Holdings Corp. *	98,273	146,427
CVR Energy, Inc.	91,652	3,976,780
Delek US Holdings, Inc.	237,461	8,147,287
Denbury Resources, Inc. *	1,539,630	1,518,845
Diamond Offshore Drilling, Inc. *	201,327	1,137,498
DMC Global, Inc.	45,398	2,092,394
Dorian LPG Ltd. *	90,566	1,299,622
Dril-Quip, Inc. *	114,473	4,837,629
EQT Corp.	806,928	7,044,481
Equitrans Midstream Corp.	640,721	6,387,988
Era Group, Inc. *	61,408	587,675
Evolution Petroleum Corp.	80,789	420,911
Exterran Corp. *	92,236	496,230
Extraction Oil & Gas, Inc. *	238,778	343,840
Falcon Minerals Corp.	117,083	755,185
Forum Energy Technologies, Inc. *	244,264	319,986
Frank's International N.V. *	315,096	1,606,990
FTS International, Inc. *	106,971	111,250
Geospace Technologies Corp. *	41,569	599,425
Green Plains, Inc.	106,310	1,621,227
Gulfport Energy Corp. *	450,968	1,068,794
Helix Energy Solutions Group, Inc. *	444,859	3,692,330
HighPoint Resources Corp. *	337,306	421,632
International Seaways, Inc. *	78,336	2,074,337
Jagged Peak Energy, Inc. *	185,912	1,240,033
KLX Energy Services Holdings, Inc. *	65,355	369,256
Kosmos Energy Ltd.	1,145,900	6,841,023
Laredo Petroleum, Inc. *	560,837	1,211,408
Liberty Oilfield Services, Inc., Class A	158,844	1,404,181
Magnolia Oil & Gas Corp., Class A *	323,286	3,510,886
Mammoth Energy Services, Inc.	40,700	63,899
Matador Resources Co. *	348,851	4,911,822
Matrix Service Co. *	84,337	1,766,017
McDermott International, Inc. *(a)	564,886	452,135
Murphy Oil Corp.	484,458	11,147,379
Nabors Industries Ltd.	1,050,842	2,164,734
NACCO Industries, Inc., Class A	14,042	661,378
Natural Gas Services Group, Inc. *	35,853	388,646
Newpark Resources, Inc. *	280,062	1,641,163
NextDecade Corp. *	20,711	135,657
NexTier Oilfield Solutions, Inc. *	494,849	2,370,327
Nine Energy Service, Inc. *	49,667	272,175
Noble Corp. plc *	775,089	821,594
Northern Oil & Gas, Inc. *	703,218	1,251,728
Oasis Petroleum, Inc. *	915,172	2,141,502
Oceaneering International, Inc. *	314,319	4,215,018
Oil States International, Inc. *	188,131	2,998,808
Overseas Shipholding Group, Inc., Class A *	186,882	327,043
Par Pacific Holdings, Inc. *	114,094	2,839,800
Patterson-UTI Energy, Inc.	646,531	5,779,987
PBF Energy, Inc., Class A	319,616	10,003,981
PDC Energy, Inc. *	185,958	4,226,825
Peabody Energy Corp.	225,139	2,179,345
Penn Virginia Corp. *	41,791	1,009,253
ProPetro Holding Corp. *	255,835	2,205,298
QEP Resources, Inc.	739,850	2,419,309
Range Resources Corp.	657,978	2,296,343
Renewable Energy Group, Inc. *	120,988	2,064,055
REX American Resources Corp. *	17,426	1,600,578
RigNet, Inc. *	37,365	194,298
Ring Energy, Inc. *	197,543	379,283
Roan Resources, Inc. *	114,058	173,368
RPC, Inc.	160,300	618,758
SandRidge Energy, Inc. *	103,312	339,896
SEACOR Holdings, Inc. *	54,304	2,299,231
Security	Number of Shares	Value ($)
SEACOR Marine Holdings, Inc. *	60,961	721,169
Select Energy Services, Inc., Class A *	199,579	1,532,767
SemGroup Corp., Class A	208,530	3,205,106
SM Energy Co.	329,805	2,740,680
Southwestern Energy Co. *	1,727,001	3,143,142
SRC Energy, Inc. *	769,573	2,747,376
Talos Energy, Inc. *	62,347	1,446,450
Tellurian, Inc. *(a)	286,172	2,086,194
TETRA Technologies, Inc. *	387,808	477,004
Tidewater, Inc. *	119,139	1,822,827
Transocean Ltd. *	1,812,603	9,026,763
U.S. Well Services, Inc. *	52,968	84,749
Unit Corp. *	179,530	153,624
US Silica Holdings, Inc.	228,771	1,127,841
Valaris plc *(a)	626,859	2,670,419
W&T Offshore, Inc. *	288,727	1,235,752
Whiting Petroleum Corp. *	283,807	1,299,836
World Fuel Services Corp.	206,783	8,767,599
		236,842,795

Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings, Inc. *	382,214	9,058,472
Casey's General Stores, Inc.	115,561	20,081,035
Grocery Outlet Holding Corp. *	96,771	3,206,023
Ingles Markets, Inc., Class A	46,154	2,051,084
Natural Grocers by Vitamin Cottage, Inc.	25,299	236,546
Performance Food Group Co. *	330,097	15,534,365
PriceSmart, Inc.	70,114	5,240,320
Rite Aid Corp. *(a)	167,305	1,515,783
SpartanNash Co.	112,964	1,599,570
Sprouts Farmers Market, Inc. *	371,355	7,352,829
The Andersons, Inc.	101,231	2,338,436
The Chefs' Warehouse, Inc. *	80,207	2,852,161
United Natural Foods, Inc. *	163,841	1,494,230
Village Super Market, Inc., Class A	26,290	743,481
Weis Markets, Inc.	53,312	2,123,417
		75,427,752

Food, Beverage & Tobacco 1.6%
Alico, Inc.	11,561	391,455
B&G Foods, Inc. (a)	205,733	3,406,938
Cal-Maine Foods, Inc.	95,569	4,160,119
Calavo Growers, Inc.	51,533	4,596,228
Coca-Cola Consolidated, Inc.	14,606	3,945,957
Darling Ingredients, Inc. *	518,066	12,329,971
Farmer Brothers Co. *	45,020	682,953
Flowers Foods, Inc.	604,243	13,009,352
Fresh Del Monte Produce, Inc.	96,542	3,156,923
Freshpet, Inc. *	97,557	5,242,713
Hostess Brands, Inc. *	379,566	5,105,163
J&J Snack Foods Corp.	46,733	8,645,605
John B Sanfilippo & Son, Inc.	27,901	2,727,044
Lancaster Colony Corp.	62,339	9,851,432
Landec Corp. *	90,597	1,038,242
Limoneira Co.	48,137	950,465
MGP Ingredients, Inc.	41,262	1,882,372
National Beverage Corp. *(a)	36,229	1,798,408
Primo Water Corp. *	102,388	1,044,358
Sanderson Farms, Inc.	61,827	10,237,315
Seaboard Corp.	798	3,281,033
Seneca Foods Corp., Class A *	23,916	935,116
Simply Good Foods Co. *	256,839	7,096,462
The Boston Beer Co., Inc., Class A *	28,949	11,125,680
The Hain Celestial Group, Inc. *	252,241	6,235,397
Tootsie Roll Industries, Inc.	54,366	1,867,472
TreeHouse Foods, Inc. *	176,469	8,627,569
Turning Point Brands, Inc. (a)	26,794	739,782

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Corp.	78,638	4,106,476
Vector Group Ltd.	360,849	4,849,811
		143,067,811

Health Care Equipment & Services 5.6%
Acadia Healthcare Co., Inc. *	277,777	8,933,308
Accuray, Inc. *	304,990	939,369
Addus HomeCare Corp. *	41,516	3,869,706
Allscripts Healthcare Solutions, Inc. *	526,429	5,674,905
Amedisys, Inc. *	101,158	16,484,708
American Renal Associates Holdings, Inc. *	43,482	411,340
AMN Healthcare Services, Inc. *	147,922	8,796,921
AngioDynamics, Inc. *	116,376	1,788,699
Antares Pharma, Inc. *	466,307	2,205,632
Apollo Medical Holdings, Inc. *(a)	77,841	1,422,155
AtriCure, Inc. *	124,525	3,704,619
Atrion Corp.	4,568	3,219,070
Avanos Medical, Inc. *	150,666	5,222,084
AxoGen, Inc. *	110,848	1,920,996
Axonics Modulation Technologies, Inc. *	47,028	1,147,013
BioTelemetry, Inc. *	107,121	4,960,773
Brookdale Senior Living, Inc. *	586,241	4,185,761
Cantel Medical Corp.	115,828	8,907,173
Capital Senior Living Corp. *	93,403	356,799
Cardiovascular Systems, Inc. *	110,806	5,048,321
Castlight Health, Inc., Class B *	243,809	338,894
Cerus Corp. *	436,199	1,893,104
Change Healthcare, Inc. *	139,142	1,861,720
Community Health Systems, Inc. *	366,969	1,174,301
Computer Programs & Systems, Inc.	39,368	1,046,795
CONMED Corp.	89,039	10,085,447
CorVel Corp. *	28,069	2,315,973
Covetrus, Inc. *	307,169	4,395,588
CryoLife, Inc. *	118,942	2,941,436
CryoPort, Inc. *	110,312	1,737,414
Diplomat Pharmacy, Inc. *	179,184	922,798
Enzo Biochem, Inc. *	116,861	309,682
Evolent Health, Inc., Class A *	237,081	1,709,354
GenMark Diagnostics, Inc. *	160,784	897,175
Glaukos Corp. *	121,951	7,820,718
Globus Medical, Inc., Class A *	240,383	13,449,429
Hanger, Inc. *	118,504	3,104,805
Health Catalyst, Inc. *	22,604	898,057
HealthEquity, Inc. *	222,785	14,010,949
HealthStream, Inc. *	79,462	2,314,728
Heska Corp. *	21,809	2,082,759
HMS Holdings Corp. *	274,730	8,296,846
ICU Medical, Inc. *	60,837	11,405,721
Inogen, Inc. *	57,400	4,225,214
Inovalon Holdings, Inc., Class A *	232,630	4,187,340
Inspire Medical Systems, Inc. *	46,351	3,289,067
Integer Holdings Corp. *	102,193	7,751,339
Integra LifeSciences Holdings Corp. *	222,921	13,595,952
Invacare Corp.	102,821	897,627
iRhythm Technologies, Inc. *	82,723	5,963,501
Lantheus Holdings, Inc. *	124,475	2,601,527
LeMaitre Vascular, Inc.	52,346	1,861,947
LHC Group, Inc. *	92,865	12,388,191
LivaNova plc *	152,133	12,742,660
Livongo Health, Inc. *(a)	39,428	1,126,064
Magellan Health, Inc. *	68,599	5,332,200
MEDNAX, Inc. *	265,845	6,943,871
Meridian Bioscience, Inc.	132,786	1,214,992
Merit Medical Systems, Inc. *	173,716	4,864,048
Mesa Laboratories, Inc.	12,577	2,944,527
National HealthCare Corp.	35,611	3,026,935
National Research Corp.	37,066	2,391,128
Security	Number of Shares	Value ($)
Natus Medical, Inc. *	108,146	3,459,591
Neogen Corp. *	164,672	10,962,215
Nevro Corp. *	97,345	10,881,224
NextGen Healthcare, Inc. *	153,941	2,835,593
NuVasive, Inc. *	163,293	11,796,286
Omnicell, Inc. *	130,885	10,469,491
Option Care Health, Inc. *	415,155	1,291,132
OraSure Technologies, Inc. *	199,940	1,619,514
Orthofix Medical, Inc. *	60,558	2,749,333
Owens & Minor, Inc.	195,712	1,295,613
Patterson Cos., Inc.	272,416	5,301,215
Penumbra, Inc. *	100,420	17,766,306
PetIQ, Inc. *	56,214	1,292,922
Phreesia, Inc. *	28,611	804,541
Premier, Inc., Class A *	199,605	7,093,962
Quidel Corp. *	118,219	8,112,188
R1 RCM, Inc. *	318,325	4,103,209
RadNet, Inc. *	129,231	2,476,066
SeaSpine Holdings Corp. *	47,711	631,216
Select Medical Holdings Corp. *	341,413	7,548,641
Senseonics Holdings, Inc. *(a)	426,419	443,476
Shockwave Medical, Inc. *(a)	27,069	1,060,022
SI-BONE, Inc. *	46,963	835,472
Silk Road Medical, Inc. *	19,879	716,042
Simulations Plus, Inc.	37,477	1,252,481
STAAR Surgical Co. *	92,064	3,393,479
Surgery Partners, Inc. *	64,129	883,698
Surmodics, Inc. *	41,914	1,720,151
Tabula Rasa HealthCare, Inc. *	63,455	2,830,728
Tactile Systems Technology, Inc. *	59,879	3,844,831
Tandem Diabetes Care, Inc. *	174,953	12,077,006
Teladoc Health, Inc. *	227,301	19,034,186
Tenet Healthcare Corp. *	324,147	10,437,533
The Ensign Group, Inc.	157,328	6,832,755
The Pennant Group, Inc. *	77,874	1,823,809
The Providence Service Corp. *	35,803	2,137,081
Tivity Health, Inc. *	133,796	3,030,479
TransEnterix, Inc. *	686,806	138,048
TransMedics Group, Inc. *	19,245	360,844
Triple-S Management Corp., Class B *	76,617	1,467,216
US Physical Therapy, Inc.	40,088	4,684,684
Varex Imaging Corp. *	121,022	3,623,399
ViewRay, Inc. *(a)	189,443	628,951
Vocera Communications, Inc. *	97,789	2,122,021
Wright Medical Group N.V. *	397,723	11,840,214
		491,270,039

Household & Personal Products 0.7%
Avon Products, Inc. *	1,390,845	6,383,979
Central Garden & Pet Co. *	32,651	861,333
Central Garden & Pet Co., Class A *	129,817	3,246,723
Edgewell Personal Care Co. *	170,140	5,301,562
elf Beauty, Inc. *	82,107	1,360,513
Energizer Holdings, Inc.	201,070	10,031,382
Inter Parfums, Inc.	55,506	3,912,618
Medifast, Inc. (a)	37,309	3,279,834
Nu Skin Enterprises, Inc., Class A	174,944	6,689,859
Revlon, Inc., Class A *(a)	24,741	613,824
Spectrum Brands Holdings, Inc.	145,943	9,124,356
USANA Health Sciences, Inc. *	40,913	3,011,197
WD-40 Co.	43,105	8,324,007
		62,141,187

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 3.0%
Ambac Financial Group, Inc. *	141,709	2,950,381
American Equity Investment Life Holding Co.	285,240	8,477,333
American National Insurance Co.	28,746	3,392,028
AMERISAFE, Inc.	60,817	4,111,229
Argo Group International Holdings Ltd.	107,403	7,064,969
Assured Guaranty Ltd.	310,616	15,422,084
Brighthouse Financial, Inc. *	350,723	14,435,759
Citizens, Inc. *	160,025	1,091,371
CNO Financial Group, Inc.	493,210	8,936,965
Crawford & Co., Class A	50,754	556,264
Crawford & Co., Class B	36,303	367,023
Donegal Group, Inc., Class A	37,883	554,228
eHealth, Inc. *	63,104	5,821,975
Employers Holdings, Inc.	100,160	4,303,875
Enstar Group Ltd. *	46,433	9,482,083
FBL Financial Group, Inc., Class A	30,632	1,763,484
First American Financial Corp.	352,684	22,437,756
Genworth Financial, Inc., Class A *	1,577,559	6,247,134
Global Indemnity Ltd.	15,077	433,765
Goosehead Insurance, Inc., Class A	36,092	1,462,448
Greenlight Capital Re Ltd., Class A *	88,607	925,057
Health Insurance Innovations, Inc., Class A *(a)	34,313	616,605
Horace Mann Educators Corp.	129,292	5,612,566
Independence Holding Co.	15,711	663,947
James River Group Holdings Ltd.	95,541	3,779,602
Kemper Corp.	196,685	14,538,955
Kinsale Capital Group, Inc.	64,460	6,527,220
MBIA, Inc. *	245,302	2,288,668
Mercury General Corp.	85,066	4,166,533
National General Holdings Corp.	205,654	4,378,374
National Western Life Group, Inc., Class A	7,158	1,805,462
NI Holdings, Inc. *	28,875	483,368
Palomar Holdings, Inc. *	39,430	2,151,695
Primerica, Inc.	131,748	17,633,152
ProAssurance Corp.	168,542	6,337,179
ProSight Global, Inc. *	25,308	434,538
RLI Corp.	125,550	11,471,503
Safety Insurance Group, Inc.	45,991	4,491,021
Selective Insurance Group, Inc.	186,646	12,359,698
State Auto Financial Corp.	54,080	1,772,742
Stewart Information Services Corp.	74,787	3,198,640
The Hanover Insurance Group, Inc.	124,432	16,914,042
Third Point Reinsurance Ltd. *	248,502	2,373,194
Trupanion, Inc. *(a)	91,882	3,131,339
United Fire Group, Inc.	67,657	2,972,849
United Insurance Holdings Corp.	64,578	819,495
Universal Insurance Holdings, Inc.	99,129	2,884,654
Watford Holdings Ltd. *	11,618	314,267
White Mountains Insurance Group Ltd.	9,536	10,555,589
		264,914,108

Materials 4.1%
AdvanSix, Inc. *	86,484	1,749,571
AK Steel Holding Corp. *	1,015,803	2,803,616
Alcoa Corp. *	586,426	11,933,769
Allegheny Technologies, Inc. *	398,710	9,194,253
American Vanguard Corp.	82,642	1,330,536
Balchem Corp.	101,539	10,116,331
Boise Cascade Co.	122,954	4,662,416
Cabot Corp.	181,447	8,526,195
Carpenter Technology Corp.	149,737	7,871,674
Century Aluminum Co. *	154,897	1,092,024
Chase Corp.	22,891	2,693,126
Clearwater Paper Corp. *	55,093	1,205,986
Security	Number of Shares	Value ($)
Cleveland-Cliffs, Inc. (a)	846,994	6,767,482
Coeur Mining, Inc. *	753,749	4,944,593
Commercial Metals Co.	370,926	7,922,979
Compass Minerals International, Inc.	106,338	5,877,301
Domtar Corp.	180,117	6,721,966
Eagle Materials, Inc.	132,910	12,231,707
Element Solutions, Inc. *	708,407	8,281,278
Ferro Corp. *	260,928	3,762,582
Forterra, Inc. *	60,725	674,655
FutureFuel Corp.	80,296	900,921
GCP Applied Technologies, Inc. *	169,373	3,788,874
Graphic Packaging Holding Co.	924,173	15,036,295
Greif, Inc., Class A	81,454	3,514,740
Greif, Inc., Class B	20,510	1,111,027
H.B. Fuller Co.	159,462	7,953,965
Hawkins, Inc.	29,518	1,219,684
Haynes International, Inc.	38,895	1,428,224
Hecla Mining Co.	1,545,172	3,816,575
Ingevity Corp. *	131,313	11,858,877
Innophos Holdings, Inc.	61,207	1,952,503
Innospec, Inc.	76,733	7,550,527
Kaiser Aluminum Corp.	50,145	5,494,889
Koppers Holdings, Inc. *	66,133	2,450,228
Kraton Corp. *	98,549	2,220,309
Kronos Worldwide, Inc.	68,364	941,372
Livent Corp. *	459,630	3,585,114
Loop Industries, Inc. *	47,282	482,276
Louisiana-Pacific Corp.	389,396	11,549,485
LSB Industries, Inc. *	66,187	262,101
Materion Corp.	64,054	3,770,218
McEwen Mining, Inc. *(a)	980,700	1,108,191
Mercer International, Inc.	124,460	1,559,484
Minerals Technologies, Inc.	110,643	5,974,722
Myers Industries, Inc.	110,350	1,826,292
Neenah, Inc.	53,142	3,867,675
Olin Corp.	515,634	9,033,908
OMNOVA Solutions, Inc. *	139,452	1,411,254
Owens-Illinois, Inc.	490,016	4,841,358
P.H. Glatfelter Co.	137,383	2,452,287
PolyOne Corp.	241,512	7,614,873
PQ Group Holdings, Inc. *	121,679	1,929,829
Quaker Chemical Corp.	40,427	6,032,921
Ramaco Resources, Inc. *	28,942	98,982
Rayonier Advanced Materials, Inc.	152,785	598,917
Resolute Forest Products, Inc.	277,482	1,112,703
Schnitzer Steel Industries, Inc., Class A	82,583	1,779,664
Schweitzer-Mauduit International, Inc.	97,099	4,258,762
Sensient Technologies Corp.	133,288	8,435,798
Silgan Holdings, Inc.	243,715	7,508,859
Stepan Co.	63,840	6,186,096
Summit Materials, Inc., Class A *	353,469	8,437,305
SunCoke Energy, Inc.	283,514	1,451,592
The Chemours Co.	513,163	8,102,844
The Scotts Miracle-Gro Co.	124,040	12,537,963
TimkenSteel Corp. *	123,787	720,440
Tredegar Corp.	76,756	1,652,557
Trinseo S.A.	126,383	4,801,290
Tronox Holdings plc, Class A *	291,638	3,377,168
United States Lime & Minerals, Inc.	6,606	679,559
United States Steel Corp.	538,336	7,062,968
US Concrete, Inc. *	49,934	2,043,799
Valhi, Inc.	88,641	171,964
Valvoline, Inc.	592,181	13,412,900
Venator Materials plc *	144,799	534,308
Verso Corp., Class A *	107,041	1,975,977
Warrior Met Coal, Inc.	162,762	3,341,504
Worthington Industries, Inc.	116,755	4,471,716
		363,660,673

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media & Entertainment 2.6%
AMC Entertainment Holdings, Inc., Class A (a)	161,915	1,324,465
AMC Networks, Inc., Class A *	138,638	5,327,858
ANGI Homeservices, Inc., Class A *(a)	229,710	1,780,252
Cardlytics, Inc. *	62,266	3,490,009
Cargurus, Inc. *	222,846	8,933,896
Cars.com, Inc. *	212,945	2,830,039
Central European Media Enterprises Ltd., Class A *	288,364	1,297,638
Cinemark Holdings, Inc.	334,150	11,317,660
Clear Channel Outdoor Holdings, Inc. *	1,140,744	2,829,045
Emerald Expositions Events, Inc.	76,114	761,901
Entercom Communications Corp., Class A	375,116	1,774,299
Entravision Communications Corp., Class A	188,879	536,416
Eventbrite, Inc., Class A *	115,739	2,489,546
Gannett Co., Inc. (a)	384,272	2,443,970
Glu Mobile, Inc. *	358,086	1,980,216
Gray Television, Inc. *	273,142	5,528,394
Hemisphere Media Group, Inc. *	51,971	727,594
iHeartMedia, Inc. Class A *	181,576	2,794,455
John Wiley & Sons, Inc., Class A	142,139	6,717,489
Liberty Latin America Ltd., Class A *	144,427	2,570,801
Liberty Latin America Ltd., Class C *	358,514	6,431,741
Liberty Media Corp. - Liberty Braves, Class A *	28,234	801,563
Liberty Media Corp. - Liberty Braves, Class C *	110,803	3,135,725
Liberty TripAdvisor Holdings, Inc., Class A *	224,366	1,554,856
Lions Gate Entertainment Corp., Class A *	171,306	1,601,711
Lions Gate Entertainment Corp., Class B *	339,959	2,947,445
Loral Space & Communications, Inc. *	39,912	1,351,420
Match Group, Inc. (a)	171,699	12,101,346
Meredith Corp.	127,292	4,460,312
MSG Networks, Inc., Class A *	144,676	2,349,538
National CineMedia, Inc.	191,533	1,285,186
Nexstar Media Group, Inc., Class A	144,956	15,613,211
Pinterest, Inc., Class A *	271,658	5,291,898
QuinStreet, Inc. *	146,764	2,310,065
Scholastic Corp.	96,929	3,598,974
Sciplay Corp., Class A *	71,746	845,168
Sinclair Broadcast Group, Inc., Class A	211,205	7,356,270
TechTarget, Inc. *	73,606	1,952,031
TEGNA, Inc.	679,851	10,435,713
The E.W. Scripps Co., Class A	169,318	2,526,225
The Madison Square Garden Co., Class A *	53,742	15,143,421
The Marcus Corp.	72,362	2,276,509
The New York Times Co., Class A	451,963	14,575,807
Tribune Publishing Co.	53,435	669,006
TrueCar, Inc. *	297,075	1,559,644
WideOpenWest, Inc. *	73,574	451,009
World Wrestling Entertainment, Inc., Class A	149,197	9,253,198
Yelp, Inc. *	203,812	7,068,200
Zynga, Inc., Class A *	2,960,837	18,446,014
		224,849,149

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
ACADIA Pharmaceuticals, Inc. *	353,533	16,011,510
Accelerate Diagnostics, Inc. *(a)	82,709	1,235,672
Acceleron Pharma, Inc. *	144,570	7,078,147
Achillion Pharmaceuticals, Inc. *	434,209	2,696,438
Acorda Therapeutics, Inc. *	149,458	239,133
Security	Number of Shares	Value ($)
Adaptive Biotechnologies Corp. *	46,219	1,256,695
Adverum Biotechnologies, Inc. *	163,820	1,787,276
Aerie Pharmaceuticals, Inc. *	133,363	2,532,563
Agenus, Inc. *	335,793	1,406,973
Agios Pharmaceuticals, Inc. *	185,664	7,222,330
Aimmune Therapeutics, Inc. *	128,222	3,579,958
Akcea Therapeutics, Inc. *(a)	49,150	956,951
Akebia Therapeutics, Inc. *	369,416	2,323,627
Akero Therapeutics, Inc. *	18,573	365,702
Akorn, Inc. *	294,103	1,073,476
Alector, Inc. *	89,674	1,671,523
Alkermes plc *	494,298	10,390,144
Allakos, Inc. *	76,053	7,225,035
Allogene Therapeutics, Inc. *	161,161	4,541,517
AMAG Pharmaceuticals, Inc. *	104,900	1,117,185
Amicus Therapeutics, Inc. *	799,377	8,377,471
Amneal Pharmaceuticals, Inc. *	326,399	1,227,260
Amphastar Pharmaceuticals, Inc. *	107,071	2,088,955
AnaptysBio, Inc. *	75,898	1,023,864
ANI Pharmaceuticals, Inc. *	29,622	1,825,308
Anika Therapeutics, Inc. *	43,702	2,525,976
Apellis Pharmaceuticals, Inc. *	128,300	3,448,704
Arcus Biosciences, Inc. *	92,461	764,652
Arena Pharmaceuticals, Inc. *	156,203	7,400,898
Arqule, Inc. *	351,775	3,373,522
Arrowhead Pharmaceuticals, Inc. *	299,943	21,898,838
Arvinas Holding Co. LLC *	46,923	1,801,843
Assembly Biosciences, Inc. *	71,126	1,153,664
Assertio Therapeutics, Inc. *	208,726	158,632
Atara Biotherapeutics, Inc. *	167,110	2,374,633
Athenex, Inc. *	144,199	2,246,620
Audentes Therapeutics, Inc. *	144,732	4,201,570
Avrobio, Inc. *	70,515	1,131,061
Axsome Therapeutics, Inc. *	77,846	3,064,797
BioCryst Pharmaceuticals, Inc. *	396,379	1,129,680
Biohaven Pharmaceutical Holding Co., Ltd. *	124,823	7,154,854
Blueprint Medicines Corp. *	154,235	12,653,439
Bridgebio Pharma, Inc. *	64,636	1,874,444
Bruker Corp.	321,243	16,444,429
Cambrex Corp. *	105,640	6,335,231
Cara Therapeutics, Inc. *	134,530	3,495,089
CareDx, Inc. *	119,211	2,446,210
CASI Pharmaceuticals, Inc. *	142,976	473,251
Catalyst Pharmaceuticals, Inc. *	296,648	1,376,447
Charles River Laboratories International, Inc. *	153,419	22,284,110
Chimerix, Inc. *	149,352	328,574
Clovis Oncology, Inc. *(a)	161,437	2,410,254
Codexis, Inc. *	152,357	2,367,628
Coherus Biosciences, Inc. *	188,736	3,395,361
Corcept Therapeutics, Inc. *	322,036	4,131,722
Cortexyme, Inc. *	14,537	381,596
Crinetics Pharmaceuticals, Inc. *(a)	24,076	470,927
Cyclerion Therapeutics, Inc. *	50,567	93,549
Cymabay Therapeutics, Inc. *	198,674	349,666
Cytokinetics, Inc. *	182,377	1,763,586
CytomX Therapeutics, Inc. *	141,191	883,856
Deciphera Pharmaceuticals, Inc. *	54,919	2,597,120
Denali Therapeutics, Inc. *	214,241	3,811,347
Dermira, Inc. *	145,310	1,182,823
Dicerna Pharmaceuticals, Inc. *	165,697	3,986,670
Dynavax Technologies Corp. *(a)	260,230	1,470,299
Eagle Pharmaceuticals, Inc. *	31,420	1,837,442
Editas Medicine, Inc. *	156,458	4,737,548
Eidos Therapeutics, Inc. *(a)	16,035	903,252
Eloxx Pharmaceuticals, Inc. *	80,267	418,994
Emergent BioSolutions, Inc. *	137,354	7,535,240
Enanta Pharmaceuticals, Inc. *	50,860	3,237,748

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Endo International plc *	635,229	3,226,963
Epizyme, Inc. *	241,312	3,986,474
Esperion Therapeutics, Inc. *	79,640	4,090,310
Evelo Biosciences, Inc. *	36,866	166,266
Fate Therapeutics, Inc. *	191,465	2,990,683
FibroGen, Inc. *	245,216	10,389,802
Five Prime Therapeutics, Inc. *	104,195	408,444
Flexion Therapeutics, Inc. *	104,232	1,848,033
G1 Therapeutics, Inc. *	86,277	1,863,583
Geron Corp. *(a)	628,292	898,458
Global Blood Therapeutics, Inc. *	189,138	12,577,677
Gossamer Bio, Inc. *	116,610	2,973,555
Gritstone Oncology, Inc. *	56,705	493,901
Halozyme Therapeutics, Inc. *	389,824	7,558,687
Harpoon Therapeutics, Inc. *	20,879	390,437
Heron Therapeutics, Inc. *	237,780	6,077,657
Homology Medicines, Inc. *	75,162	1,202,592
Horizon Therapeutics plc *	584,865	19,171,875
ImmunoGen, Inc. *	465,956	1,682,101
Immunomedics, Inc. *	540,061	10,142,346
Innoviva, Inc. *	213,089	2,872,440
Inovio Pharmaceuticals, Inc. *(a)	307,592	775,132
Insmed, Inc. *	282,711	6,516,489
Intellia Therapeutics, Inc. *(a)	121,562	2,106,669
Intercept Pharmaceuticals, Inc. *	79,309	8,594,716
Intersect ENT, Inc. *	97,821	2,120,759
Intra-Cellular Therapies, Inc. *	142,350	1,382,219
Intrexon Corp. *(a)	236,908	1,319,578
Invitae Corp. *	270,853	5,389,975
Iovance Biotherapeutics, Inc. *	357,490	8,161,497
Ironwood Pharmaceuticals, Inc. *	495,410	5,954,828
Jounce Therapeutics, Inc. *	50,927	275,515
Kaleido Biosciences, Inc. *(a)	16,334	142,269
Karuna Therapeutics, Inc. *(a)	26,180	1,881,818
Karyopharm Therapeutics, Inc. *	169,345	2,966,924
Kodiak Sciences, Inc. *	56,164	1,662,454
Krystal Biotech, Inc. *	34,305	1,938,576
Kura Oncology, Inc. *	123,382	1,966,709
La Jolla Pharmaceutical Co. *	63,830	174,894
Lannett Co., Inc. *	104,225	919,265
Lexicon Pharmaceuticals, Inc. *(a)	129,021	455,444
Ligand Pharmaceuticals, Inc. *	55,200	6,237,600
Luminex Corp.	130,222	2,751,591
MacroGenics, Inc. *	151,946	1,438,929
Madrigal Pharmaceuticals, Inc. *	25,390	2,810,419
Mallinckrodt plc *(a)	261,160	984,573
MannKind Corp. *(a)	563,559	693,178
Medpace Holdings, Inc. *	84,993	6,516,413
Mirati Therapeutics, Inc. *	106,420	10,723,943
Moderna, Inc. *	643,446	13,100,561
Momenta Pharmaceuticals, Inc. *	313,295	5,263,356
Morphic Holding, Inc. *(a)	18,886	299,910
MyoKardia, Inc. *	145,746	9,495,352
Myriad Genetics, Inc. *	231,969	5,970,882
NanoString Technologies, Inc. *	105,314	2,835,053
NantKwest, Inc. *(a)	128,421	220,884
Natera, Inc. *	201,867	7,366,127
Nektar Therapeutics *	553,775	11,236,095
NeoGenomics, Inc. *	325,599	8,403,710
NextCure, Inc. *	29,519	1,411,303
NGM Biopharmaceuticals, Inc. *(a)	21,291	350,876
Novavax, Inc. *(a)	78,878	382,558
Odonate Therapeutics, Inc. *	36,032	1,238,780
Omeros Corp. *(a)	148,124	2,192,235
OPKO Health, Inc. *	1,296,884	2,062,046
Optinose, Inc. *(a)	77,588	724,672
Organogenesis Holdings, Inc. *	31,310	160,620
Osmotica Pharmaceuticals plc *	21,716	145,171
Pacific Biosciences of California, Inc. *	450,257	2,314,321
Security	Number of Shares	Value ($)
Pacira BioSciences, Inc. *	130,824	6,046,685
Paratek Pharmaceuticals, Inc. *(a)	94,248	276,147
PDL BioPharma, Inc. *	355,127	1,100,894
Personalis, Inc. *	26,053	231,872
Phibro Animal Health Corp., Class A	63,019	1,528,841
Portola Pharmaceuticals, Inc. *	221,639	6,327,793
Precision BioSciences, Inc. *	26,030	462,553
Prestige Consumer Healthcare, Inc. *	158,233	5,976,460
Principia Biopharma, Inc. *	56,208	2,013,933
Progenics Pharmaceuticals, Inc. *	275,742	1,439,373
Prothena Corp. plc *	116,649	1,495,440
PTC Therapeutics, Inc. *	185,371	8,705,022
Puma Biotechnology, Inc. *	105,172	998,082
Quanterix Corp. *	41,868	1,060,516
Ra Pharmaceuticals, Inc. *	109,410	5,112,729
Radius Health, Inc. *	132,467	2,967,261
Reata Pharmaceuticals, Inc., Class A *	80,255	15,660,158
REGENXBIO, Inc. *	98,524	4,124,215
Repligen Corp. *	146,108	12,967,085
resTORbio, Inc. *(a)	48,547	58,256
Retrophin, Inc. *	137,204	1,903,019
Revance Therapeutics, Inc. *	115,189	2,061,883
Rhythm Pharmaceuticals, Inc. *	92,159	2,068,970
Rocket Pharmaceuticals, Inc. *	100,190	1,762,342
Rubius Therapeutics, Inc. *(a)	103,824	799,445
Sangamo Therapeutics, Inc. *	364,056	3,931,805
Seres Therapeutics, Inc. *	154,135	608,833
SIGA Technologies, Inc. *	165,926	813,037
Solid Biosciences, Inc. *(a)	46,173	181,460
Spark Therapeutics, Inc. *	110,063	12,232,402
Spectrum Pharmaceuticals, Inc. *	352,909	3,169,123
Stemline Therapeutics, Inc. *	139,586	1,492,174
Stoke Therapeutics, Inc. *	25,335	620,708
Supernus Pharmaceuticals, Inc. *	165,728	3,874,721
Synthorx, Inc. *(a)	26,102	467,226
Syros Pharmaceuticals, Inc. *	104,202	531,430
TCR2 Therapeutics, Inc. *	43,143	731,274
TG Therapeutics, Inc. *	251,985	2,063,757
The Medicines Co. *	231,533	19,495,079
TherapeuticsMD, Inc. *(a)	688,606	1,728,401
Theravance Biopharma, Inc. *	133,785	2,911,162
Tricida, Inc. *	84,069	3,359,397
Turning Point Therapeutics *	44,496	2,501,565
Twist Bioscience Corp. *	72,643	1,731,083
Ultragenyx Pharmaceutical, Inc. *	172,418	6,836,374
United Therapeutics Corp. *	138,165	12,747,103
UNITY Biotechnology, Inc. *(a)	71,070	548,660
Vanda Pharmaceuticals, Inc. *	165,566	2,769,919
Veracyte, Inc. *	139,429	4,004,401
Vericel Corp. *	136,790	2,552,501
Voyager Therapeutics, Inc. *	82,665	1,127,551
WaVe Life Sciences Ltd. *	54,332	1,801,106
Xencor, Inc. *	155,252	6,116,929
Y-mAbs Therapeutics, Inc. *	53,161	1,794,184
ZIOPHARM Oncology, Inc. *(a)	526,454	2,742,825
Zogenix, Inc. *	125,964	6,018,560
		724,465,405

Real Estate 8.6%
Acadia Realty Trust	264,431	7,107,905
Agree Realty Corp.	132,158	9,882,775
Alexander & Baldwin, Inc.	213,463	4,627,878
Alexander's, Inc.	6,678	2,179,432
Altisource Portfolio Solutions S.A. *	28,889	520,580
American Assets Trust, Inc.	149,830	7,121,420
American Finance Trust, Inc.	333,154	4,927,348
Apple Hospitality REIT, Inc.	660,024	10,731,990
Armada Hoffler Properties, Inc.	166,995	3,015,930

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ashford Hospitality Trust, Inc.	263,937	725,827
Braemar Hotels & Resorts, Inc.	93,191	914,204
Brandywine Realty Trust	555,182	8,566,458
CareTrust REIT, Inc.	299,346	6,250,345
CBL & Associates Properties, Inc.	557,956	803,457
Cedar Realty Trust, Inc.	267,599	714,489
Chatham Lodging Trust	145,870	2,669,421
CIM Commercial Trust Corp.	4,802	69,629
City Office REIT, Inc.	167,617	2,251,096
Colony Capital, Inc.	1,528,380	7,458,494
Columbia Property Trust, Inc.	371,114	7,704,327
Community Healthcare Trust, Inc.	57,459	2,735,048
CoreCivic, Inc.	373,678	5,661,222
CorEnergy Infrastructure Trust, Inc.	39,875	1,764,070
CorePoint Lodging, Inc.	122,154	1,234,977
CoreSite Realty Corp.	115,960	13,148,704
Corporate Office Properties Trust	354,489	10,343,989
Cousins Properties, Inc.	463,367	18,761,730
DiamondRock Hospitality Co.	629,897	6,487,939
Easterly Government Properties, Inc.	227,048	5,281,137
EastGroup Properties, Inc.	118,246	16,103,923
Empire State Realty Trust, Inc., Class A	462,812	6,460,856
EPR Properties	243,014	17,234,553
Equity Commonwealth	383,145	12,586,313
Essential Properties Realty Trust, Inc.	254,818	6,648,202
eXp World Holdings, Inc. *(a)	68,185	746,626
First Industrial Realty Trust, Inc.	398,032	16,948,203
Forestar Group, Inc. *	48,479	988,972
Four Corners Property Trust, Inc.	214,576	6,076,792
Franklin Street Properties Corp.	340,381	2,964,719
Front Yard Residential Corp.	152,351	1,767,272
FRP Holdings, Inc. *	21,256	1,060,674
Getty Realty Corp.	107,353	3,602,767
Gladstone Commercial Corp.	98,190	2,236,768
Global Net Lease, Inc.	281,168	5,733,016
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	206,095	6,048,888
Healthcare Realty Trust, Inc.	406,852	13,503,418
Hersha Hospitality Trust	113,588	1,610,678
Hudson Pacific Properties, Inc.	487,411	17,449,314
Independence Realty Trust, Inc.	284,278	4,247,113
Industrial Logistics Properties Trust	204,999	4,436,178
Innovative Industrial Properties, Inc. (a)	35,591	2,755,099
Investors Real Estate Trust	36,696	2,837,335
iStar, Inc.	188,068	2,443,003
Kennedy-Wilson Holdings, Inc.	390,608	8,831,647
Kite Realty Group Trust	264,604	5,120,087
Lexington Realty Trust	779,783	8,639,996
Life Storage, Inc.	146,834	16,081,260
LTC Properties, Inc.	124,624	5,833,649
Mack-Cali Realty Corp.	284,021	6,075,209
Marcus & Millichap, Inc. *	72,848	2,677,892
Monmouth Real Estate Investment Corp., Class A	299,610	4,593,021
National Health Investors, Inc.	136,122	11,024,521
National Storage Affiliates Trust	185,958	6,229,593
New Senior Investment Group, Inc.	258,740	2,031,109
Newmark Group, Inc., Class A	492,157	6,422,649
NexPoint Residential Trust, Inc.	67,713	3,240,067
Office Properties Income Trust	152,666	5,092,938
One Liberty Properties, Inc.	49,751	1,358,700
Outfront Media, Inc.	451,328	11,274,173
Paramount Group, Inc.	637,721	8,666,628
Pebblebrook Hotel Trust	410,220	10,747,764
Pennsylvania Real Estate Investment Trust (a)	185,846	1,070,473
Physicians Realty Trust	581,124	11,151,770
Piedmont Office Realty Trust, Inc., Class A	395,908	8,757,485
PotlatchDeltic Corp.	211,414	9,181,710
Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	141,450	1,947,767
PS Business Parks, Inc.	63,094	11,141,769
QTS Realty Trust, Inc., Class A	182,745	9,698,277
Rayonier, Inc.	406,773	12,459,457
RE/MAX Holdings, Inc., Class A	55,444	2,126,277
Realogy Holdings Corp.	360,290	3,772,236
Redfin Corp. *	261,281	5,037,498
Retail Opportunity Investments Corp.	358,356	6,536,413
Retail Properties of America, Inc., Class A	673,079	9,577,914
Retail Value, Inc.	46,211	1,640,953
Rexford Industrial Realty, Inc.	345,412	16,531,418
RLJ Lodging Trust	545,627	9,324,765
RPT Realty	254,097	3,755,554
Ryman Hospitality Properties, Inc.	161,771	14,434,826
Sabra Health Care REIT, Inc.	595,855	13,275,649
Safehold, Inc.	38,704	1,581,058
Saul Centers, Inc.	36,456	1,937,272
Senior Housing Properties Trust	749,626	5,487,262
Seritage Growth Properties, Class A	105,895	4,477,241
Service Properties Trust	517,338	12,048,802
SITE Centers Corp.	464,609	6,732,184
Spirit Realty Capital, Inc.	313,453	16,424,937
STAG Industrial, Inc.	400,316	12,405,793
Summit Hotel Properties, Inc.	330,250	4,002,630
Sunstone Hotel Investors, Inc.	706,451	9,890,314
Tanger Factory Outlet Centers, Inc. (a)	293,221	4,462,824
Taubman Centers, Inc.	191,744	6,227,845
Tejon Ranch Co. *	62,171	1,022,091
Terreno Realty Corp.	206,597	11,924,779
The GEO Group, Inc.	380,508	5,273,841
The Howard Hughes Corp. *	135,730	14,985,949
The RMR Group, Inc., Class A	47,330	2,223,090
The St. Joe Co. *	99,400	1,888,600
UMH Properties, Inc.	111,967	1,747,805
Uniti Group, Inc.	608,621	4,089,933
Universal Health Realty Income Trust	39,713	4,733,790
Urban Edge Properties	360,716	7,477,643
Urstadt Biddle Properties, Inc.	9,226	176,493
Urstadt Biddle Properties, Inc., Class A	93,087	2,268,530
Washington Prime Group, Inc. (a)	602,937	2,508,218
Washington Real Estate Investment Trust	250,977	7,797,855
Weingarten Realty Investors	381,266	12,139,509
Whitestone REIT	125,073	1,756,025
Xenia Hotels & Resorts, Inc.	352,827	7,430,537
		760,638,467

Retailing 3.6%
1-800-Flowers.com, Inc., Class A *	71,223	959,374
Aaron's, Inc.	212,280	12,397,152
Abercrombie & Fitch Co., Class A	198,882	3,176,146
America's Car-Mart, Inc. *	19,457	2,125,872
American Eagle Outfitters, Inc.	499,975	7,484,626
Asbury Automotive Group, Inc. *	60,717	6,729,872
At Home Group, Inc. *	147,123	1,262,315
AutoNation, Inc. *	184,700	9,436,323
Barnes & Noble Education, Inc. *	117,881	594,120
Bed Bath & Beyond, Inc. (a)	403,664	5,885,421
Big Lots, Inc.	124,222	2,596,240
Boot Barn Holdings, Inc. *	89,752	3,573,925
Caleres, Inc.	135,128	2,957,952
Camping World Holdings, Inc., Class A (a)	101,554	1,222,710
Carvana Co. *	156,142	14,883,455
Chewy, Inc., Class A *	167,360	4,143,834
Chico's FAS, Inc.	366,620	1,748,777
Conn's, Inc. *	59,335	1,301,217
Core-Mark Holding Co., Inc.	144,591	3,896,728
Designer Brands, Inc., Class A	176,423	2,910,980

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dick's Sporting Goods, Inc.	206,519	9,460,635
Dillard's, Inc., Class A	31,810	2,283,958
Duluth Holdings, Inc., Class B *(a)	36,597	337,790
Etsy, Inc. *	379,018	16,445,591
Express, Inc. *	209,145	821,940
Five Below, Inc. *	175,055	21,656,054
Floor & Decor Holdings, Inc., Class A *	215,803	10,360,702
Funko, Inc., Class A *	54,415	776,502
GameStop Corp., Class A (a)	280,948	1,781,210
Genesco, Inc. *	46,545	1,728,681
GNC Holdings, Inc., Class A *(a)	258,538	760,102
Group 1 Automotive, Inc.	54,929	5,662,631
Groupon, Inc. *	1,414,410	4,101,789
Guess?, Inc.	132,651	2,553,532
Haverty Furniture Cos., Inc.	56,547	1,137,160
Hibbett Sports, Inc. *	57,962	1,644,382
J.C. Penney Co., Inc. *	929,473	1,050,305
Lands' End, Inc. *	49,498	583,086
Liquidity Services, Inc. *	83,848	586,098
Lithia Motors, Inc., Class A	70,423	11,308,525
Lumber Liquidators Holdings, Inc. *(a)	88,754	790,798
MarineMax, Inc. *	67,370	1,115,647
Monro, Inc.	104,293	7,655,106
Murphy USA, Inc. *	94,341	11,087,898
National Vision Holdings, Inc. *	246,540	7,445,508
Nordstrom, Inc.	336,477	12,843,327
Office Depot, Inc.	1,722,262	3,840,644
Ollie's Bargain Outlet Holdings, Inc. *	171,848	11,238,859
Overstock.com, Inc. *	99,496	755,175
Party City Holdco, Inc. *	167,371	323,026
Penske Automotive Group, Inc.	106,141	5,359,059
PetMed Express, Inc. (a)	65,252	1,489,703
Quotient Technology, Inc. *	236,373	2,465,370
Rent-A-Center, Inc.	156,562	4,075,309
RH *	50,336	10,348,578
Sally Beauty Holdings, Inc. *	378,437	6,974,594
Shoe Carnival, Inc.	28,795	1,022,223
Shutterstock, Inc. *	59,245	2,463,407
Signet Jewelers Ltd.	167,105	3,069,719
Sleep Number Corp. *	92,073	4,444,364
Sonic Automotive, Inc., Class A	77,154	2,526,794
Sportsman's Warehouse Holdings, Inc. *	132,248	966,733
Stamps.com, Inc. *	51,224	4,469,294
Stitch Fix, Inc., Class A *(a)	75,762	1,786,468
Tailored Brands, Inc. (a)	157,098	831,048
The Buckle, Inc.	88,785	2,469,999
The Cato Corp., Class A	67,973	1,295,565
The Children's Place, Inc.	48,989	3,539,945
The Container Store Group, Inc. *	49,492	205,887
The Michaels Cos., Inc. *	251,061	2,053,679
The RealReal, Inc. *(a)	50,917	875,772
The Rubicon Project, Inc. *	155,079	1,253,038
Urban Outfitters, Inc. *	221,706	5,688,976
Vitamin Shoppe, Inc. *	51,300	332,424
Weyco Group, Inc.	18,657	458,029
Winmark Corp.	6,797	1,203,069
Zumiez, Inc. *	63,252	1,868,464
		314,961,210

Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries, Inc. *	121,571	7,806,074
Ambarella, Inc. *	97,838	5,355,652
Amkor Technology, Inc. *	331,937	4,013,118
Axcelis Technologies, Inc. *	100,462	2,153,905
Brooks Automation, Inc.	226,501	10,140,450
Cabot Microelectronics Corp.	91,535	12,211,684
CEVA, Inc. *	68,237	1,768,703
Cirrus Logic, Inc. *	182,475	13,083,457
Security	Number of Shares	Value ($)
Cohu, Inc.	131,954	2,340,864
Cree, Inc. *	335,673	14,840,103
Diodes, Inc. *	131,426	6,063,996
Enphase Energy, Inc. *(a)	248,224	5,428,659
Entegris, Inc.	424,604	20,092,261
FormFactor, Inc. *	237,152	5,487,697
Ichor Holdings Ltd. *	69,737	2,200,202
Impinj, Inc. *	45,984	1,451,255
Inphi Corp. *	142,593	9,928,751
Kulicke & Soffa Industries, Inc.	199,453	5,004,276
Lattice Semiconductor Corp. *	418,496	7,905,389
MACOM Technology Solutions Holdings, Inc. *	143,732	3,545,868
MaxLinear, Inc., Class A *	203,934	4,052,169
MKS Instruments, Inc.	171,046	18,178,769
NeoPhotonics Corp. *	129,625	1,062,925
Onto Innovation, Inc. *	153,423	5,148,876
PDF Solutions, Inc. *	86,688	1,373,138
Photronics, Inc. *	213,568	2,511,560
Power Integrations, Inc.	92,234	8,438,489
Rambus, Inc. *	349,769	4,564,485
Semtech Corp. *	209,160	10,135,894
Silicon Laboratories, Inc. *	136,129	14,420,145
SMART Global Holdings, Inc. *	41,392	1,274,874
SolarEdge Technologies, Inc. *	151,035	12,325,966
SunPower Corp. *	269,157	2,015,986
Synaptics, Inc. *	103,668	5,925,663
Ultra Clean Holdings, Inc. *	122,882	2,732,896
Veeco Instruments, Inc. *	152,245	2,084,234
Xperi Corp.	156,164	3,090,486
		240,158,919

Software & Services 7.7%
2U, Inc. *	199,488	4,975,231
8x8, Inc. *	311,288	6,387,630
A10 Networks, Inc. *	175,617	1,171,365
ACI Worldwide, Inc. *	366,182	13,731,825
Agilysys, Inc. *	65,508	1,659,318
Alarm.com Holdings, Inc. *	114,153	4,979,354
Altair Engineering, Inc., Class A *	119,264	3,955,987
Appfolio, Inc., Class A *	45,271	5,112,001
Appian Corp. *(a)	106,033	4,567,902
Avalara, Inc. *	206,323	16,099,384
Avaya Holdings Corp. *	351,094	4,483,470
Benefitfocus, Inc. *	94,942	2,276,709
Blackbaud, Inc.	154,412	12,797,666
Blackline, Inc. *	133,590	7,189,814
Bottomline Technologies (DE), Inc. *	120,696	5,973,245
Box, Inc., Class A *	465,183	8,484,938
CACI International, Inc., Class A *	78,192	18,712,909
Carbonite, Inc. *	109,190	2,511,370
Cardtronics plc, Class A *	115,309	4,868,346
Cass Information Systems, Inc.	37,346	2,108,929
ChannelAdvisor Corp. *	84,506	801,962
Cision Ltd. *	285,173	2,834,620
Cloudera, Inc. *	756,253	7,471,780
CommVault Systems, Inc. *	131,011	6,631,777
Conduent, Inc. *	527,580	3,571,717
CoreLogic, Inc. *	251,168	10,405,890
Cornerstone OnDemand, Inc. *	166,171	10,247,766
Crowdstrike Holdings, Inc., Class A *(a)	64,955	3,767,390
CSG Systems International, Inc.	103,672	5,929,002
Digimarc Corp. *	41,093	1,330,591
Digital Turbine, Inc. *	190,326	1,690,095
Domo, Inc., Class B *	62,017	1,165,920
Dropbox, Inc., Class A *	672,654	12,437,372
Dynatrace, Inc. *	116,116	3,085,202
Ebix, Inc.	70,552	2,453,798

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Endurance International Group Holdings, Inc. *	274,471	1,111,607
Envestnet, Inc. *	163,572	11,647,962
Everbridge, Inc. *	106,372	9,354,354
EVERTEC, Inc.	187,310	6,072,590
Evo Payments, Inc., Class A *	114,961	3,226,955
Exela Technologies, Inc. *	147,706	47,842
ExlService Holdings, Inc. *	107,027	7,471,555
FireEye, Inc. *	673,744	11,291,949
Five9, Inc. *	191,022	13,021,970
ForeScout Technologies, Inc. *	114,852	4,115,147
GreenSky, Inc., Class A *	130,719	972,549
GTT Communications, Inc. *(a)	91,158	808,571
GTY Technology Holdings, Inc. *	109,694	540,791
Instructure, Inc. *	105,100	5,595,524
International Money Express, Inc. *	78,985	1,073,406
j2 Global, Inc.	146,055	14,170,256
KBR, Inc.	444,677	13,238,034
LivePerson, Inc. *	192,336	7,633,816
LiveRamp Holdings, Inc. *	213,396	10,689,006
LogMeIn, Inc.	154,928	12,081,285
Manhattan Associates, Inc. *	202,382	16,900,921
ManTech International Corp., Class A	84,106	6,524,943
MAXIMUS, Inc.	200,924	14,998,977
Medallia, Inc. *(a)	50,063	1,519,913
MicroStrategy, Inc., Class A *	26,244	3,945,260
MobileIron, Inc. *	281,791	1,361,050
Model N, Inc. *	84,196	2,561,242
MoneyGram International, Inc. *(a)	92,623	284,353
MongoDB, Inc. *	109,351	16,260,494
New Relic, Inc. *	155,858	10,601,461
NIC, Inc.	210,905	4,785,434
Nutanix, Inc., Class A *	452,759	16,910,549
OneSpan, Inc. *	102,608	1,913,639
Pagerduty, Inc. *	28,244	735,756
Paylocity Holding Corp. *	111,574	13,647,732
Paysign, Inc. *(a)	82,561	847,076
Pegasystems, Inc.	119,035	9,239,497
Perficient, Inc. *	103,161	4,361,647
Perspecta, Inc.	432,550	11,929,729
Pivotal Software, Inc., Class A *	269,681	4,050,609
Pluralsight, Inc., Class A *	258,082	4,384,813
Presidio, Inc.	147,311	2,432,105
Progress Software Corp.	140,421	5,899,086
PROS Holdings, Inc. *	115,816	7,214,179
Q2 Holdings, Inc. *	136,500	11,524,695
QAD, Inc., Class A	36,172	1,848,751
Qualys, Inc. *	105,875	9,265,121
Rapid7, Inc. *	136,216	7,637,631
RealPage, Inc. *	251,630	13,847,199
SailPoint Technologies Holding, Inc. *	265,278	6,639,908
Science Applications International Corp.	154,317	13,170,956
Slack Technologies, Inc., Class A *	122,291	2,790,681
Smartsheet, Inc., Class A *	274,531	13,021,005
SolarWinds Corp. *	203,918	3,943,774
SPS Commerce, Inc. *	109,572	6,172,191
SVMK, Inc. *	279,580	4,772,431
Switch, Inc., Class A	162,503	2,561,047
Sykes Enterprises, Inc. *	121,569	4,271,935
TeleNav, Inc. *	112,672	644,484
Tenable Holdings, Inc. *	131,240	3,563,166
Teradata Corp. *	359,363	9,544,681
TiVo Corp.	400,333	3,126,601
TTEC Holdings, Inc.	45,446	2,087,335
Unisys Corp. *	160,897	1,831,008
Upland Software, Inc. *	66,662	2,580,486
Varonis Systems, Inc. *	95,153	7,432,401
Verint Systems, Inc. *	206,285	10,027,514
Verra Mobility Corp. *	408,781	6,119,452
Security	Number of Shares	Value ($)
VirnetX Holding Corp. *(a)	191,697	676,690
Virtusa Corp. *	95,936	4,287,380
Workiva, Inc. *	117,822	5,109,940
Yext, Inc. *	294,283	5,079,325
Zoom Video Communications, Inc., Class A *	80,217	5,976,166
Zuora, Inc., Class A *	214,607	3,420,836
		676,322,699

Technology Hardware & Equipment 4.2%
3D Systems Corp. *	376,103	3,193,114
Acacia Communications, Inc. *	117,346	7,819,937
ADTRAN, Inc.	148,446	1,364,219
Anixter International, Inc. *	94,407	8,103,897
Applied Optoelectronics, Inc. *(a)	60,967	652,347
Arlo Technologies, Inc. *	232,833	805,602
Avid Technology, Inc. *	110,215	867,392
AVX Corp.	147,065	2,992,773
Badger Meter, Inc.	91,526	5,674,612
Belden, Inc.	121,233	6,515,061
Benchmark Electronics, Inc.	118,283	4,077,215
CalAmp Corp. *	104,352	1,094,652
Calix, Inc. *	149,739	1,160,477
Casa Systems, Inc. *	88,701	326,420
Ciena Corp. *	487,912	18,521,140
Coherent, Inc. *	75,379	11,371,676
CommScope Holding Co., Inc. *	609,634	8,291,022
Comtech Telecommunications Corp.	74,929	2,831,567
CTS Corp.	102,755	2,813,432
Daktronics, Inc.	116,041	714,813
Diebold Nixdorf, Inc. *	238,550	1,734,258
Dolby Laboratories, Inc., Class A	202,897	13,975,545
EchoStar Corp., Class A *	143,628	6,042,430
ePlus, Inc. *	42,503	3,551,976
Extreme Networks, Inc. *	383,072	2,692,996
Fabrinet *	115,658	6,996,152
FARO Technologies, Inc. *	55,141	2,686,470
Fitbit, Inc., Class A *	715,406	4,979,226
Harmonic, Inc. *	285,975	2,362,153
II-VI, Inc. *	273,121	7,972,402
Infinera Corp. *	490,728	3,130,845
Insight Enterprises, Inc. *	112,203	7,359,395
InterDigital, Inc.	98,161	5,575,545
Itron, Inc. *	110,219	8,826,338
KEMET Corp.	183,326	4,898,471
Kimball Electronics, Inc. *	75,059	1,316,535
Knowles Corp. *	269,048	5,892,151
Littelfuse, Inc.	77,178	14,000,861
Lumentum Holdings, Inc. *	241,293	17,773,642
Methode Electronics, Inc.	116,756	4,344,491
MTS Systems Corp.	56,596	2,570,590
Napco Security Technologies, Inc. *	35,478	1,108,688
NCR Corp. *	400,903	13,161,645
NETGEAR, Inc. *	97,960	2,459,776
NetScout Systems, Inc. *	211,337	5,325,692
nLight, Inc. *	101,654	2,025,964
Novanta, Inc. *	110,113	10,260,329
OSI Systems, Inc. *	53,209	5,293,763
PC Connection, Inc.	35,690	1,760,231
Plantronics, Inc.	102,467	2,596,514
Plexus Corp. *	92,293	7,005,039
Pure Storage, Inc., Class A *	699,574	11,242,154
Ribbon Communications, Inc. *	177,835	521,057
Rogers Corp. *	58,494	7,605,390
Sanmina Corp. *	218,110	6,938,079
ScanSource, Inc. *	78,408	2,777,211
SYNNEX Corp.	128,334	15,760,699
Tech Data Corp. *	112,111	16,243,763

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TTM Technologies, Inc. *	310,925	4,169,504
ViaSat, Inc. *	181,209	13,318,861
Viavi Solutions, Inc. *	718,877	10,797,533
Vishay Intertechnology, Inc.	415,974	8,273,723
		366,519,455

Telecommunication Services 0.6%
Anterix, Inc. *	36,084	1,532,487
ATN International, Inc.	33,828	1,899,442
Bandwidth, Inc., Class A *	49,266	2,755,447
Boingo Wireless, Inc. *	137,098	1,577,998
Cincinnati Bell, Inc. *	154,587	1,003,270
Cogent Communications Holdings, Inc.	131,345	8,232,705
Consolidated Communications Holdings, Inc.	224,235	813,973
Globalstar, Inc. *	1,895,776	739,353
Gogo, Inc. *(a)	169,592	858,135
Iridium Communications, Inc. *	303,660	7,075,278
ORBCOMM, Inc. *	247,963	994,332
Shenandoah Telecommunications Co.	147,556	5,540,728
Spok Holdings, Inc.	55,458	682,688
Telephone & Data Systems, Inc.	306,845	7,275,295
United States Cellular Corp. *	50,290	1,705,334
Vonage Holdings Corp. *	715,119	5,656,591
		48,343,056

Transportation 1.7%
Air Transport Services Group, Inc. *	187,376	4,611,323
Allegiant Travel Co.	41,415	7,029,368
ArcBest Corp.	79,298	2,282,196
Atlas Air Worldwide Holdings, Inc. *	80,293	2,094,844
Avis Budget Group, Inc. *	184,001	5,474,030
Daseke, Inc. *	185,201	546,343
Echo Global Logistics, Inc. *	84,781	1,698,163
Forward Air Corp.	88,856	6,222,586
Hawaiian Holdings, Inc.	149,277	4,521,600
Heartland Express, Inc.	147,025	3,147,805
Hertz Global Holdings, Inc. *	317,599	4,922,785
Hub Group, Inc., Class A *	105,074	5,366,129
Kirby Corp. *	187,804	15,845,024
Knight-Swift Transportation Holdings, Inc.	386,281	14,288,534
Landstar System, Inc.	124,532	13,874,110
Macquarie Infrastructure Corp.	244,200	10,244,190
Marten Transport Ltd.	123,155	2,602,265
Matson, Inc.	134,724	5,084,484
Ryder System, Inc.	168,083	8,822,677
Saia, Inc. *	81,360	7,721,064
Schneider National, Inc., Class B	108,612	2,470,923
SkyWest, Inc.	159,447	9,987,760
Spirit Airlines, Inc. *	215,434	8,417,006
Universal Logistics Holdings, Inc.	26,425	526,915
Werner Enterprises, Inc.	139,181	5,116,294
		152,918,418

Utilities 3.2%
ALLETE, Inc.	162,125	12,987,834
American States Water Co.	115,527	9,853,298
AquaVenture Holdings Ltd. *	63,630	1,416,404
Avista Corp.	209,146	9,888,423
Black Hills Corp.	191,513	14,664,150
California Water Service Group	151,770	7,800,978
Chesapeake Utilities Corp.	51,418	4,686,237
Clearway Energy, Inc., Class A	104,567	1,984,682
Clearway Energy, Inc., Class C	234,201	4,644,206
El Paso Electric Co.	128,461	8,712,225
Hawaiian Electric Industries, Inc.	343,038	14,980,469
Security	Number of Shares	Value ($)
IDACORP, Inc.	158,542	16,654,837
MDU Resources Group, Inc.	625,723	18,170,996
MGE Energy, Inc.	109,228	8,467,355
Middlesex Water Co.	52,110	3,273,029
New Jersey Resources Corp.	283,211	12,047,796
Northwest Natural Holding Co.	96,243	6,618,631
NorthWestern Corp.	158,269	11,327,312
ONE Gas, Inc.	165,335	14,693,321
Ormat Technologies, Inc.	160,191	12,310,678
Otter Tail Corp.	125,642	6,176,561
Pattern Energy Group, Inc., Class A	289,137	7,957,050
PNM Resources, Inc.	249,743	12,100,048
Portland General Electric Co.	281,249	15,612,132
SJW Group	82,398	5,835,426
South Jersey Industries, Inc.	290,790	9,084,280
Southwest Gas Holdings, Inc.	170,368	12,907,080
Spire, Inc.	159,765	12,369,006
Sunnova Energy International, Inc. *	41,620	427,854
TerraForm Power, Inc., Class A	248,699	3,857,321
Unitil Corp.	47,028	2,870,589
		284,380,208
Total Common Stock
(Cost $8,019,604,898)		8,797,234,059

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	82,213	35,598

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $35,598)		50,729

Other Investment Companies 1.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	6,593,577	6,593,577

Securities Lending Collateral 1.3%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	114,303,353	114,303,353
Total Other Investment Companies
(Cost $120,896,930)		120,896,930

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 12/20/19	102	8,281,380	132,229
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $108,385,300.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,797,234,059	$—	$—	$8,797,234,059
Rights[1]
Materials	—	—	35,598	35,598
Media & Entertainment	—	—	15,131	15,131
Other Investment Companies[1]	120,896,930	—	—	120,896,930
Futures Contracts[2]	132,229	—	—	132,229
Total	$8,918,263,218	$—	$50,729	$8,918,313,947
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.3%
Harley-Davidson, Inc.	575,408	20,933,343
Thor Industries, Inc.	189,568	12,088,751
		33,022,094

Banks 2.8%
Bank of Hawaii Corp.	148,462	13,377,911
Bank OZK	438,170	13,004,886
Boston Private Financial Holdings, Inc.	304,095	3,570,075
Comerica, Inc.	558,059	39,292,934
Fifth Third Bancorp	2,632,990	79,489,968
Huntington Bancshares, Inc.	3,788,252	56,407,072
KeyCorp	3,648,629	70,746,916
Northwest Bancshares, Inc.	385,773	6,419,263
PacWest Bancorp	430,141	16,018,451
Umpqua Holdings Corp.	799,266	13,083,985
		311,411,461

Capital Goods 13.5%
3M Co.	2,086,642	354,249,212
Cummins, Inc.	524,721	95,950,482
Eaton Corp. plc	1,532,081	141,717,493
Emerson Electric Co.	2,224,650	164,312,649
Fastenal Co.	2,072,560	73,617,331
Illinois Tool Works, Inc.	1,084,855	189,122,772
Lockheed Martin Corp.	889,972	348,005,751
MSC Industrial Direct Co., Inc., Class A	163,054	11,969,794
Rockwell Automation, Inc.	428,413	83,900,402
Snap-on, Inc.	200,569	32,183,302
Watsco, Inc.	116,498	20,733,149
		1,515,762,337

Commercial & Professional Services 0.1%
Ennis, Inc.	95,271	1,966,393
Steelcase, Inc., Class A	319,582	5,790,826
		7,757,219

Consumer Durables & Apparel 1.2%
Garmin Ltd.	439,300	42,915,217
Hasbro, Inc.	419,477	42,660,811
Leggett & Platt, Inc.	474,902	24,846,873
Polaris, Inc.	207,652	20,287,600
		130,710,501

Security	Number of Shares	Value ($)
Consumer Services 0.7%
Cracker Barrel Old Country Store, Inc.	87,149	13,398,287
Darden Restaurants, Inc.	445,162	52,724,987
Wyndham Destinations, Inc.	338,977	16,440,385
		82,563,659

Diversified Financials 4.6%
Ameriprise Financial, Inc.	484,969	79,471,870
BlackRock, Inc.	430,662	213,138,930
Cohen & Steers, Inc.	79,009	5,303,874
Eaton Vance Corp.	412,171	19,442,106
Evercore, Inc., Class A	148,854	11,518,322
Federated Investors, Inc., Class B	348,615	11,685,575
Franklin Resources, Inc.	1,066,137	29,308,106
Janus Henderson Group plc	594,089	15,089,861
Lazard Ltd., Class A	469,020	18,122,933
T. Rowe Price Group, Inc.	855,852	105,749,073
Waddell & Reed Financial, Inc., Class A	272,704	4,404,170
		513,234,820

Energy 6.3%
Exxon Mobil Corp.	6,791,698	462,718,385
ONEOK, Inc.	1,493,995	106,148,345
Valero Energy Corp.	1,510,195	144,208,520
		713,075,250

Food, Beverage & Tobacco 14.0%
Altria Group, Inc.	6,772,562	336,596,331
B&G Foods, Inc. (a)	236,990	3,924,554
Flowers Foods, Inc.	666,551	14,350,843
General Mills, Inc.	2,167,408	115,566,195
Kellogg Co.	899,410	58,569,579
PepsiCo, Inc.	3,582,603	486,624,966
The Coca-Cola Co.	8,918,867	476,267,498
The Hershey Co.	504,505	74,747,461
		1,566,647,427

Health Care Equipment & Services 3.7%
Cardinal Health, Inc.	1,079,213	59,389,091
CVS Health Corp.	4,702,620	353,966,208
National HealthCare Corp.	35,068	2,980,780
		416,336,079

Household & Personal Products 6.6%
Kimberly-Clark Corp.	1,244,412	169,663,132
Nu Skin Enterprises, Inc., Class A	201,387	7,701,039
The Clorox Co.	461,323	68,381,908
The Procter & Gamble Co.	4,027,867	491,641,446
		737,387,525

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 2.5%
Assurant, Inc.	222,675	29,586,827
Fidelity National Financial, Inc.	994,548	47,370,321
Mercury General Corp.	98,478	4,823,453
Principal Financial Group, Inc.	937,798	51,672,670
Prudential Financial, Inc.	1,469,744	137,597,433
Safety Insurance Group, Inc.	52,869	5,162,658
		276,213,362

Materials 1.9%
Eastman Chemical Co.	501,445	39,298,245
Huntsman Corp.	758,579	17,159,057
International Paper Co.	1,439,185	66,691,833
Packaging Corp. of America	341,971	38,266,555
Schweitzer-Mauduit International, Inc.	112,548	4,936,355
Sonoco Products Co.	361,957	21,909,257
Steel Dynamics, Inc.	805,623	27,173,664
		215,434,966

Media & Entertainment 0.6%
Omnicom Group, Inc.	797,470	63,382,916

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
Bristol-Myers Squibb Co.	5,922,090	337,203,804
Pfizer, Inc.	13,056,915	502,952,366
		840,156,170

Retailing 8.1%
American Eagle Outfitters, Inc.	589,593	8,826,207
Best Buy Co., Inc.	841,532	67,861,141
Foot Locker, Inc.	406,449	16,278,282
Genuine Parts Co.	528,806	55,191,482
Macy's, Inc. (a)	1,117,815	17,124,926
Nordstrom, Inc.	381,025	14,543,724
Target Corp.	1,854,497	231,830,670
The Buckle, Inc.	104,595	2,909,833
The Gap, Inc.	767,216	12,743,458
The Home Depot, Inc.	2,099,546	462,970,889
Williams-Sonoma, Inc.	285,086	19,784,968
		910,065,580

Semiconductors & Semiconductor Equipment 13.1%
Intel Corp.	9,254,089	537,199,867
KLA Corp.	585,270	95,902,342
Maxim Integrated Products, Inc.	985,952	55,873,900
QUALCOMM, Inc.	4,400,828	367,689,179
Texas Instruments, Inc.	3,396,295	408,268,622
		1,464,933,910

Security	Number of Shares	Value ($)
Software & Services 4.7%
International Business Machines Corp.	3,209,639	431,535,964
Paychex, Inc.	1,158,193	99,743,581
		531,279,545

Technology Hardware & Equipment 0.0%
AVX Corp.	171,992	3,500,037

Telecommunication Services 4.4%
Verizon Communications, Inc.	8,123,725	489,373,194

Transportation 3.0%
C.H. Robinson Worldwide, Inc.	494,071	37,969,356
United Parcel Service, Inc., Class B	2,525,294	302,353,451
		340,322,807
Total Common Stock
(Cost $9,786,375,033)		11,162,570,859

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (b)	4,889,312	4,889,312

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.56% (b)	18,539,555	18,539,555
Total Other Investment Companies
(Cost $23,428,867)		23,428,867

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	247	38,824,695	562,542
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,824,592.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,162,570,859	$—	$—	$11,162,570,859
Other Investment Companies[1]	23,428,867	—	—	23,428,867
Futures Contracts[2]	562,542	—	—	562,542
Total	$11,186,562,268	$—	$—	$11,186,562,268
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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